OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Associate General Counsel

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant's telephone number, including area code: 253-572-9500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – July 31, 2010

Item 1.	Schedule of Investments

2010 QUARTERLY REPORT

Russell Funds

JULY 31, 2010

FUND	SHARE CLASS

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y

Russell U.S. Quantitative Equity Fund	A, C, E, I, S, Y

Russell U.S. Growth Fund	C, E, I, S

Russell U.S. Value Fund	C, E, I, S

Russell U.S. Small & Mid Cap Fund	A, C, E, I, S, Y

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y

Russell Global Equity Fund	A, C, E, S, Y

Russell Emerging Markets Fund	A, C, E, S, Y

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	C, E, S

Russell Tax-Managed U.S. Mid & Small Cap Fund	C, E, S

Taxable Fixed Income Funds

Russell Strategic Bond Fund	A, C, E, I, S, Y

Russell Investment Grade Bond Fund	C, E, I, S, Y

Russell Short Duration Bond Fund	A, C, E, S, Y

Tax Exempt Fixed Income Funds

Russell Tax Exempt Bond Fund	C, E, S

Real Asset Funds

Russell Commodity Strategies Fund	A, C, E, S, Y

Russell Real Estate Securities Fund	A, C, E, S, Y

Money Market Funds

Russell Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on 17 of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

July 31, 2010 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.1%
Consumer Discretionary - 13.9%
Amazon.com, Inc. (Æ)	156,266	18,422
American Eagle Outfitters, Inc.	300,000	3,693
Apollo Group, Inc. Class A (Æ)	56,800	2,620
AutoZone, Inc. (Æ)	58,100	12,292
Avon Products, Inc.	401,900	12,511
Bed Bath & Beyond, Inc. (Æ)	212,897	8,065
Best Buy Co., Inc.	226,912	7,865
Carnival Corp.	93,310	3,236
CBS Corp. Class B	1,015,418	15,008
Comcast Corp. Class A	2,008,572	38,043
Costco Wholesale Corp.	339,700	19,264
Ctrip.com International, Ltd. - ADR (Æ)	89,900	3,619
Darden Restaurants, Inc.	285,600	11,964
DR Horton, Inc.	592,555	6,530
eBay, Inc. (Æ)	528,130	11,043
Estee Lauder Cos., Inc. (The) Class A	138,786	8,639
Ford Motor Co. (Æ)(Ñ)	2,742,440	35,021
Gap, Inc. (The)	169,000	3,061
Hasbro, Inc.	151,690	6,394
Home Depot, Inc.	725,705	20,690
Hyatt Hotels Corp. (Æ)	6,283	246
JC Penney Co., Inc.	338,375	8,334
Johnson Controls, Inc.	484,930	13,971
KB Home	156,108	1,776
Kohl’s Corp. (Æ)	289,254	13,795
Las Vegas Sands Corp. (Æ)(Ñ)	581,700	15,624
Lennar Corp. Class A	68,190	1,007
Liberty Media Corp. - Capital Series A (Æ)	117,872	5,498
Lowe’s Cos., Inc.	1,045,250	21,678
Macy’s, Inc.	246,000	4,588
Magna International, Inc. Class A	129,510	9,672
Mattel, Inc.	287,853	6,091
McDonald’s Corp.	493,500	34,412
NetFlix, Inc. (Æ)(Ñ)	34,500	3,538
Nike, Inc. Class B (Ñ)	267,980	19,734
NVR, Inc. (Æ)	15,435	9,670
priceline.com, Inc. (Æ)	37,543	8,425
Pulte Group, Inc. (Æ)	109,309	960
Stanley Black & Decker, Inc.	325,115	18,863
Starbucks Corp.	492,345	12,235
Starwood Hotels & Resorts Worldwide, Inc. (ö)	76,000	3,682
TJX Cos., Inc.	367,005	15,238
Viacom, Inc. Class B	762,450	25,191
Wal-Mart Stores, Inc.	1,038,023	53,136
Walt Disney Co. (The)	744,070	25,068
Whirlpool Corp.	29,800	2,482
Yum! Brands, Inc.	217,400	8,979

		591,873

Consumer Staples - 8.4%
Campbell Soup Co. (Ñ)	172,400	6,189
Coca-Cola Co. (The)	1,162,845	64,084
Colgate-Palmolive Co.	274,033	21,643
Diageo PLC - ADR	107,160	7,488

	Principal Amount ($) or Shares	Market Value $
General Mills, Inc.	420,390	14,377
Hershey Co. (The) (Ñ)	73,900	3,473
HJ Heinz Co.	144,200	6,414
JM Smucker Co. (The)	111,600	6,856
Kellogg Co. (Ñ)	246,200	12,322
Molson Coors Brewing Co. Class B	480,431	21,624
Nestle SA - ADR (Æ)	150,610	7,433
PepsiCo, Inc.	1,330,156	86,341
Philip Morris International, Inc.	332,520	16,972
Procter & Gamble Co. (The)	686,100	41,962
Ralcorp Holdings, Inc. (Æ)	152,900	8,929
Safeway, Inc.	160,000	3,287
Smithfield Foods, Inc. (Æ)	21,420	305
Walgreen Co. (Ñ)	509,128	14,536
Whole Foods Market, Inc. (Æ)(Ñ)	332,570	12,628

		356,863

Energy - 10.3%
Anadarko Petroleum Corp.	86,000	4,228
Apache Corp.	459,153	43,886
Arch Coal, Inc.	733,895	17,386
BP PLC - ADR	142,325	5,475
Cameron International Corp. (Æ)	277,000	10,966
Chesapeake Energy Corp. (Ñ)	518,125	10,896
Chevron Corp.	753,752	57,443
ConocoPhillips	1,115,936	61,622
Consol Energy, Inc.	365,515	13,700
Devon Energy Corp.	88,223	5,513
EOG Resources, Inc.	80,200	7,820
EQT Corp. (Ñ)	323,701	11,873
Exxon Mobil Corp.	255,970	15,276
Halliburton Co.	99,076	2,960
Hess Corp.	303,110	16,244
Marathon Oil Corp.	695,450	23,263
Massey Energy Co.	170,769	5,222
National Oilwell Varco, Inc.	173,700	6,802
Noble Corp.	79,160	2,573
Occidental Petroleum Corp.	831,091	64,767
Patterson-UTI Energy, Inc.	324,000	5,323
Pioneer Natural Resources Co.	223,556	12,948
Schlumberger, Ltd.	301,200	17,970
Total SA - ADR	42,120	2,133
Valero Energy Corp.	237,898	4,042
Williams Cos., Inc. (The)	288,049	5,591

		435,922

Financial Services - 14.9%
Aflac, Inc.	357,954	17,608
Allstate Corp. (The)	392,350	11,080
American Express Co.	407,234	18,179
Ameriprise Financial, Inc.	206,734	8,763
Annaly Capital Management, Inc. (ö)	308,015	5,359
AON Corp.	400,800	15,098
Aspen Insurance Holdings, Ltd.	102,000	2,790
Assured Guaranty, Ltd.	432,149	6,785
Bank of America Corp.	3,983,172	55,924
Bank of New York Mellon Corp. (The)	688,372	17,258

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BB&T Corp.	273,900	6,801
Brown & Brown, Inc. (Ñ)	166,085	3,325
Capital One Financial Corp.	228,948	9,691
Chubb Corp.	120,960	6,366
Citigroup, Inc. (Æ)	2,701,500	11,076
Fifth Third Bancorp	451,900	5,744
Goldman Sachs Group, Inc. (The)	239,595	36,136
Hartford Financial Services Group, Inc.	481,200	11,265
iShares Russell 1000 Value Index Fund (Ñ)	10,828	623
Jefferies Group, Inc.	115,700	2,857
JPMorgan Chase & Co.	2,335,913	94,091
Lincoln National Corp.	449,430	11,703
Mastercard, Inc. Class A	61,557	12,929
MetLife, Inc.	816,343	34,335
MFA Financial, Inc. (ö)(Ñ)	29,550	217
Moody’s Corp. (Ñ)	257,000	6,052
Morgan Stanley	88,100	2,378
NYSE Euronext	203,700	5,901
PNC Financial Services Group, Inc.	203,440	12,082
Prudential Financial, Inc. (Ñ)	357,150	20,461
Redwood Trust, Inc. (ö)	222,835	3,487
RenaissanceRe Holdings, Ltd.	51,280	2,934
State Street Corp.	354,900	13,813
Travelers Cos., Inc. (The)	316,618	15,973
Unum Group	123,000	2,807
US Bancorp	840,200	20,081
Verisk Analytics, Inc. (Æ)	3,420	102
Visa, Inc.	252,312	18,507
Wells Fargo & Co.	3,443,660	95,493
XL Group PLC Class A	229,000	4,060

		630,134

Health Care - 10.5%
Abbott Laboratories	967,960	47,508
Allergan, Inc.	280,100	17,103
Amgen, Inc. (Æ)	639,739	34,885
Becton Dickinson and Co.	55,380	3,810
Brookdale Senior Living, Inc. (Æ)(Ñ)	266,285	3,776
Celgene Corp. (Æ)	121,900	6,723
Cerner Corp. (Æ)(Ñ)	61,800	4,786
Community Health Systems, Inc. (Æ)	142,000	4,605
Covance, Inc. (Æ)(Ñ)	126,700	4,911
Covidien PLC	244,250	9,115
Express Scripts, Inc. Class A (Æ)	168,700	7,622
Forest Laboratories, Inc. (Æ)	87,400	2,425
Gilead Sciences, Inc. (Æ)	121,339	4,043
Health Net, Inc. (Æ)	226,000	5,322
Hospira, Inc. (Æ)	173,400	9,034
Illumina, Inc. (Æ)(Ñ)	84,500	3,788
Intuitive Surgical, Inc. (Æ)	34,848	11,443
Johnson & Johnson	474,588	27,569
Lincare Holdings, Inc. (Ñ)	149,900	3,562
McKesson Corp.	137,700	8,650
Medtronic, Inc.	743,158	27,475
Merck & Co., Inc.	1,987,010	68,472
Pfizer, Inc.	4,362,888	65,443
Sanofi-Aventis SA - ADR	628,400	18,312

	Principal Amount ($) or Shares	Market Value $
St. Jude Medical, Inc. (Æ)	197,160	7,250
Stryker Corp.	381,400	17,762
Thermo Fisher Scientific, Inc. (Æ)	219,870	9,863
UnitedHealth Group, Inc.	139,000	4,233
Zimmer Holdings, Inc. (Æ)	85,000	4,504

		443,994

Materials and Processing - 4.3%
Agnico-Eagle Mines, Ltd. (Þ)	27,600	1,539
Air Products & Chemicals, Inc.	173,560	12,597
Airgas, Inc.	68,082	4,445
Alcoa, Inc.	374,000	4,178
Allegheny Technologies, Inc. (Ñ)	85,200	4,056
Ball Corp.	233,574	13,603
Dow Chemical Co. (The)	469,000	12,818
Ecolab, Inc.	66,700	3,262
EI du Pont de Nemours & Co.	121,000	4,921
Freeport-McMoRan Copper & Gold, Inc. Class B	32,400	2,318
Masco Corp.	135,800	1,396
Monsanto Co.	56,300	3,256
Mosaic Co. (The)	125,496	5,980
Newmont Mining Corp.	559,270	31,263
Nucor Corp.	176,800	6,920
Owens-Illinois, Inc. (Æ)	257,750	7,127
Pactiv Corp. (Æ)	443,390	13,488
Potash Corp. of Saskatchewan, Inc. (Ñ)	44,800	4,698
PPG Industries, Inc.	118,550	8,236
Praxair, Inc.	326,207	28,321
Teck Resources, Ltd. Class B	184,000	6,486
United States Steel Corp. (Ñ)	62,700	2,780

		183,688

Producer Durables - 9.6%
3M Co.	406,778	34,796
Accenture PLC Class A	496,960	19,700
Aegean Marine Petroleum Network, Inc. (Ñ)	178,970	3,680
Agilent Technologies, Inc. (Æ)	117,000	3,268
Avery Dennison Corp.	56,000	2,008
Boeing Co. (The)	232,250	15,826
Caterpillar, Inc.	582,528	40,631
Corrections Corp. of America (Æ)(Ñ)	220,248	4,310
Cummins, Inc.	204,400	16,272
Danaher Corp.	264,000	10,140
Deere & Co.	142,745	9,518
Delta Air Lines, Inc. (Æ)	714,900	8,493
Dover Corp.	100,830	4,837
Emerson Electric Co. (Ñ)	254,187	12,592
FedEx Corp.	80,600	6,654
Fluor Corp.	315,600	15,240
General Dynamics Corp.	52,117	3,192
General Electric Co.	1,382,100	22,280
Honeywell International, Inc.	1,024,274	43,900
Ingersoll-Rand PLC (Ñ)	122,000	4,570
Joy Global, Inc.	144,400	8,573
Lockheed Martin Corp.	240,920	18,105
Manpower, Inc.	79,300	3,805

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Navistar International Corp. (Æ)	126,498	6,541
Norfolk Southern Corp.	102,400	5,762
Northrop Grumman Corp.	233,680	13,703
PACCAR, Inc. (Ñ)	194,400	8,907
Raytheon Co.	242,258	11,209
SunPower Corp. (Æ)(Ñ)	495,700	5,720
Textron, Inc. (Ñ)	215,050	4,464
UAL Corp. (Æ)(Ñ)	129,800	3,082
United Parcel Service, Inc. Class B	394,000	25,610
United Technologies Corp.	126,440	8,990

		406,378

Technology - 17.0%
Altera Corp.	149,800	4,153
Amphenol Corp. Class A	251,409	11,263
AOL, Inc. (Æ)	93,900	1,964
Apple, Inc. (Æ)	298,913	76,895
Avnet, Inc. (Æ)	210,550	5,295
Baidu, Inc. - ADR (Æ)	47,600	3,875
Broadcom Corp. Class A	659,456	23,760
Check Point Software Technologies, Ltd. (Æ)(Ñ)	197,000	6,702
Cisco Systems, Inc. (Æ)	2,737,914	63,164
Citrix Systems, Inc. (Æ)	67,800	3,730
Cognizant Technology Solutions Corp. Class A (Æ)(Ñ)	188,157	10,266
Cree, Inc. (Æ)	40,800	2,890
Dell, Inc. (Æ)	1,650,575	21,854
EMC Corp. (Æ)	184,900	3,659
Equinix, Inc. (Æ)(Ñ)	41,100	3,843
F5 Networks, Inc. (Æ)	142,000	12,472
Google, Inc. Class A (Æ)	119,994	58,179
Hewlett-Packard Co. (Ñ)	1,580,313	72,758
Intel Corp.	905,982	18,663
International Business Machines Corp.	349,687	44,900
International Rectifier Corp. (Æ)(Ñ)	470,920	9,197
Juniper Networks, Inc. (Æ)	223,700	6,214
Lam Research Corp. (Æ)	237,565	10,023
Maxim Integrated Products, Inc. (Ñ)	315,600	5,533
MEMC Electronic Materials, Inc. (Æ)(Ñ)	420,335	4,018
Micron Technology, Inc. (Æ)(Ñ)	540,000	3,931
Microsoft Corp.	1,713,885	44,235
NetApp, Inc. (Æ)	394,765	16,699
Nokia OYJ - ADR (Ñ)	143,000	1,360
Oracle Corp.	1,869,519	44,196
QUALCOMM, Inc.	1,188,077	45,242
Research In Motion, Ltd. (Æ)	324,800	18,686
Salesforce.com, Inc. (Æ)(Ñ)	84,800	8,391
SanDisk Corp. (Æ)	132,800	5,803
Seagate Technology (Æ)	237,000	2,974
Smart Technologies, Inc. (Æ)	115,200	1,773
Symantec Corp. (Æ)	301,932	3,916
Texas Instruments, Inc.	1,173,075	28,963
Tyco Electronics, Ltd.	263,324	7,110
VMware, Inc. Class A (Æ)	39,400	3,055

		721,604

	Principal Amount ($) or Shares	Market Value $
Utilities - 2.2%
Allegheny Energy, Inc.	436,274	9,947
AT&T, Inc.	546,910	14,187
BCE, Inc.	427,350	13,081
Mirant Corp. (Æ)	128,000	1,404
NII Holdings, Inc. (Æ)	76,200	2,855
PG&E Corp.	198,000	8,791
Public Service Enterprise Group, Inc.	167,610	5,514
RRI Energy, Inc. (Æ)	2,130,840	8,417
Verizon Communications, Inc.	100,000	2,906
Vodafone Group PLC - ADR	1,119,380	26,283

		93,385

Total Common Stocks (cost $3,544,226)		3,863,841

Long-Term Investments - 0.1%
Corporate Bonds and Notes - 0.1%
UAL Corp. 6.000% due 10/15/29	928	2,636

Total Long-Term Investments (cost $2,097)		2,636

Short-Term Investments - 6.1%
Russell U.S. Cash Management Fund (£)	260,547,065	260,547

Total Short-Term Investments (cost $260,547)		260,547

Other Securities - 4.5%
Russell U.S. Cash Collateral Fund (×)	119,877,278	119,877
State Street Securities Lending Quality Trust (×)	71,020,949	70,815

Total Other Securities (cost $190,898)		190,692

Total Investments - 101.8% (identified cost $3,997,768)		4,317,716

Other Assets and Liabilities, Net - (1.8%)		(74,946)

Net Assets - 100.0%		4,242,770

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	571	USD	34,511	09/10	920
S&P 500 E-Mini Index (CME)	3,854	USD	211,642	09/10	1,592
S&P 500 Index (CME)	260	USD	71,390	09/10	1,353
S&P Midcap 400 E-Mini Index (CME)	371	USD	28,151	09/10	281

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					4,146

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$591,873	$—	$—	$591,873
Consumer Staples	356,863	—	—	356,863
Energy	435,922	—	—	435,922
Financial Services	630,134	—	—	630,134
Health Care	443,994	—	—	443,994
Materials and Processing	183,688	—	—	183,688
Producer Durables	406,378	—	—	406,378
Technology	721,604	—	—	721,604
Utilities	93,385	—	—	93,385
Long-Term Investments	—	2,636	—	2,636
Short-Term Investments	—	260,547	—	260,547
Other Securities	—	190,692	—	190,692

Total Investments	3,863,841	453,875	—	4,317,716

Other Financial Instruments
Futures Contracts	4,146	—	—	4,146

Total Other Financial Instruments*	4,146	—	—	4,146

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 107.3%
Consumer Discretionary - 13.8%
Aaron’s, Inc.	10,800	196
Aeropostale, Inc. (Æ)	9,500	270
Amazon.com, Inc. (Æ)(Û)	28,300	3,336
American Eagle Outfitters, Inc.	10,900	134
Apollo Group, Inc. Class A (Æ)(Û)	106,400	4,908
Autoliv, Inc.	173,700	9,977
AutoZone, Inc. (Æ)(Û)	38,600	8,167
Avon Products, Inc.	10,600	330
Bed Bath & Beyond, Inc. (Æ)(Û)	158,700	6,012
Best Buy Co., Inc. (Û)	178,800	6,197
Bob Evans Farms, Inc.	56,700	1,487
Cablevision Systems Corp. Class A	427,875	11,728
Capella Education Co. (Æ)	14,400	1,338
Career Education Corp. (Æ)	13,200	322
CarMax, Inc. (Æ)	74,500	1,572
Chipotle Mexican Grill, Inc. Class A (Æ)	1,400	207
Coach, Inc. (Û)	198,700	7,346
Columbia Sportswear Co.	26,300	1,289
Comcast Corp. Class A (Û)	983,000	19,139
Costco Wholesale Corp.	149,734	8,491
Cracker Barrel Old Country Store, Inc.	51,387	2,517
Darden Restaurants, Inc.	278,001	11,645
Deckers Outdoor Corp. (Æ)	16,246	827
DeVry, Inc.	17,300	931
DIRECTV, Inc. (Æ)(Û)	527,309	19,595
Discovery Communications, Inc. (Æ)	19,700	761
DISH Network Corp. Class A	58,800	1,181
Dollar Tree, Inc. (Æ)	184,800	8,190
DreamWorks Animation SKG, Inc. Class A (Æ)	28,200	879
eBay, Inc. (Æ)	69,500	1,453
Estee Lauder Cos., Inc. (The) Class A (Û)	179,900	11,199
Expedia, Inc.	4,700	107
Family Dollar Stores, Inc.	15,100	624
Fastenal Co.	7,000	344
Foot Locker, Inc.	43,600	593
Ford Motor Co. (Æ)(Û)	961,700	12,281
Fossil, Inc. (Æ)	5,400	214
Gannett Co., Inc.	354,800	4,676
Gap, Inc. (The) (Û)	463,700	8,398
Garmin, Ltd.	53,200	1,517
Gentex Corp.	9,000	173
Goodyear Tire & Rubber Co. (The) (Æ)	216,600	2,311
Grand Canyon Education, Inc. (Æ)	42,403	1,029
GSI Commerce, Inc. (Æ)	42,423	955
Guess?, Inc.	9,300	332
H&R Block, Inc.	18,300	287
Harman International Industries, Inc. (Æ)	176,500	5,367
Hasbro, Inc.	23,000	969
hhgregg, Inc. (Æ)	22,400	455
Hibbett Sports, Inc. (Æ)	7,600	201
Home Depot, Inc. (Û)	312,500	8,909
Hyatt Hotels Corp. (Æ)	12,700	497
IAC/InterActiveCorp (Æ)	168,000	4,200
Jarden Corp.	16,300	472

	Principal Amount ($) or Shares	Market Value $
JC Penney Co., Inc.	207,200	5,103
John Wiley & Sons, Inc. Class A	48,491	1,910
Johnson Controls, Inc.	28,800	830
Kohl’s Corp. (Æ)	11,900	568
Lamar Advertising Co. Class A (Æ)	1,600	44
Leggett & Platt, Inc.	16,900	352
Liberty Global, Inc. Class A (Æ)(Û)	147,100	4,303
Liberty Media Corp. - Capital Series A (Æ)	42,000	1,959
Liberty Media Corp. - Interactive (Æ)	143,400	1,623
Liberty Media Corp. - Starz Series A (Æ)	30,070	1,651
Limited Brands, Inc. (Û)	422,100	10,823
Lowe’s Cos., Inc.	17,200	357
Madison Square Garden, Inc. (Æ)	21,675	417
Mattel, Inc.	408,900	8,652
McDonald’s Corp.	96,100	6,701
McGraw-Hill Cos., Inc. (The)	43,600	1,338
MGM Resorts International (Æ)	4,100	45
NetFlix, Inc. (Æ)	57,925	5,940
New York Times Co. (The) Class C (Æ)	13,800	121
Newell Rubbermaid, Inc.	54,600	846
News Corp. Class A	467,300	6,098
Nike, Inc. Class B	8,800	648
Nordstrom, Inc.	3,500	119
NVR, Inc. (Æ)	200	125
Omnicom Group, Inc.	221,557	8,255
Panera Bread Co. Class A (Æ)	84,850	6,636
PetSmart, Inc.	35,400	1,099
PF Chang’s China Bistro, Inc.	41,300	1,710
Phillips-Van Heusen Corp.	4,100	213
Polo Ralph Lauren Corp. Class A	103,200	8,154
priceline.com, Inc. (Æ)	11,200	2,513
RadioShack Corp.	6,200	134
Regal Entertainment Group Class A	26,300	351
Rent-A-Center, Inc. Class A	49,454	1,087
Ross Stores, Inc.	75,900	3,997
Royal Caribbean Cruises, Ltd. (Æ)	142,700	4,118
Scripps Networks Interactive, Inc.	47,600	2,029
Sears Holdings Corp. (Æ)(Û)	41,600	2,954
Service Corp. International	177,900	1,516
Signet Jewelers, Ltd. (Æ)	1,700	51
Snap-On, Inc.	4,000	179
Stanley Black & Decker, Inc.	28,687	1,664
Staples, Inc.	6,500	132
Starbucks Corp. (Û)	407,000	10,114
Starwood Hotels & Resorts Worldwide, Inc. (ö)	23,900	1,158
Target Corp. (Û)	206,700	10,608
Tech Data Corp. (Æ)	37,603	1,488
Tempur-Pedic International, Inc. (Æ)	8,100	248
Thomson Reuters Corp. (Æ)	26,800	1,003
Tiffany & Co.	69,500	2,924
Time Warner Cable, Inc.	89,260	5,103
Time Warner, Inc. (Û)	937,072	29,480
TJX Cos., Inc. (Û)	353,100	14,661
Tractor Supply Co.	15,989	1,111
TRW Automotive Holdings Corp. (Æ)	280,000	9,825
Tupperware Brands Corp.	4,200	165

Russell U.S. Quantitative Equity Fund	7

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Urban Outfitters, Inc. (Æ)	72,100	2,319
VF Corp.	42,700	3,387
Viacom, Inc. Class B	68,500	2,263
Virgin Media, Inc.	95,800	2,063
WABCO Holdings, Inc. (Æ)	30,100	1,164
Wal-Mart Stores, Inc. (Û)	716,700	36,688
Walt Disney Co. (The)	119,710	4,033
Wendy’s/Arby’s Group, Inc.	203,135	886
WESCO International, Inc. (Æ)	62,800	2,256
Whirlpool Corp.	155,700	12,970
Williams-Sonoma, Inc.	33,600	897
WMS Industries, Inc. (Æ)	2,000	77
Wyndham Worldwide Corp.	37,000	945
Wynn Resorts, Ltd.	3,300	289

		472,025

Consumer Staples - 10.1%
Altria Group, Inc.	81,700	1,810
Archer-Daniels-Midland Co. (Û)	1,368,052	37,4
Brown-Forman Corp. (Û)	104,600	6,612
Campbell Soup Co. (Û)	220,800	7,927
Church & Dwight Co., Inc.	73,601	4,877
Clorox Co. (Û)	103,400	6,709
Coca-Cola Co. (The)	207,000	11,408
Coca-Cola Enterprises, Inc.	32,600	936
Colgate-Palmolive Co. (Û)	119,500	9,438
ConAgra Foods, Inc.	464,907	10,916
Constellation Brands, Inc. Class A (Æ)	59,200	1,010
Corn Products International, Inc.	5,600	187
CVS Caremark Corp. (Û)	1,310,472	40,218
Del Monte Foods Co.	113,500	1,575
Dr Pepper Snapple Group, Inc.	68,700	2,580
Energizer Holdings, Inc. (Æ)	94,600	5,820
Flowers Foods, Inc.	8,000	194
General Mills, Inc.	96,900	3,314
Green Mountain Coffee Roasters, Inc. (Æ)	20,100	619
Hansen Natural Corp. (Æ)	26,700	1,118
Herbalife, Ltd.	20,500	1,018
Hershey Co. (The)	6,200	291
HJ Heinz Co.	43,600	1,939
Hormel Foods Corp.	11,100	476
JM Smucker Co. (The)	46,300	2,844
Kellogg Co.	46,000	2,302
Kimberly-Clark Corp. (Û)	15,500	994
Kraft Foods, Inc. Class A	63,400	1,852
Kroger Co. (The) (Û)	673,200	14,258
Lorillard, Inc.	4,600	351
McCormick & Co., Inc.	13,900	547
Mead Johnson Nutrition Co.	62,100	3,300
NBTY, Inc. (Æ)	19,500	1,051
PepsiCo, Inc.	139,771	9,072
Philip Morris International, Inc. (Û)	359,300	18,339
Procter & Gamble Co. (The) (Û)	554,400	33,907
Ralcorp Holdings, Inc. (Æ)	10,300	601
Reynolds American, Inc.	47,800	2,764
Safeway, Inc. (Û)	1,401,331	28,783
Sara Lee Corp.	249,700	3,693

	Principal Amount ($) or Shares	Market Value $
Smithfield Foods, Inc. (Æ)	37,800	539
Sysco Corp. (Û)	908,416	28,134
Tyson Foods, Inc. Class A	1,882,590	32,964
United Natural Foods, Inc. (Æ)	33,583	1,133
Walgreen Co.	23,700	677
Whole Foods Market, Inc. (Æ)	21,600	820

		347,347

Energy - 10.6%
Alpha Natural Resources, Inc. (Æ)	15,938	611
Anadarko Petroleum Corp. (Û)	164,100	8,067
Apache Corp. (Û)	90,000	8,602
Atwood Oceanics, Inc. (Æ)	7,500	204
Baker Hughes, Inc.	27,919	1,348
Cameron International Corp. (Æ)	18,800	744
Chevron Corp. (Û)	824,147	62,808
Cimarex Energy Co.	182,400	12,562
Concho Resources, Inc. (Æ)	4,700	282
ConocoPhillips (Û)	566,354	31,274
Core Laboratories NV	7,400	572
Denbury Resources, Inc. (Æ)	14,600	231
Devon Energy Corp.	76,300	4,768
Diamond Offshore Drilling, Inc.	1,500	89
EOG Resources, Inc.	300	29
EQT Corp.	3,300	121
Exxon Mobil Corp. (Û)	1,106,500	66,036
FMC Technologies, Inc. (Æ)(Û)	112,300	7,106
Forest Oil Corp. (Æ)	12,600	360
Halliburton Co.	41,100	1,228
Hess Corp. (Û)	197,600	10,589
Marathon Oil Corp. (Û)	821,269	27,472
Massey Energy Co.	36,600	1,119
Murphy Oil Corp. (Û)	264,388	14,475
Nabors Industries, Ltd. (Æ)	235,808	4,341
National Oilwell Varco, Inc. (Û)	390,100	15,276
NextEra Energy, Inc. (Û)	158,400	8,284
Noble Corp.	158,200	5,142
Occidental Petroleum Corp.	192,000	14,963
Oil States International, Inc. (Æ)	7,000	322
Peabody Energy Corp.	6,500	294
Pioneer Natural Resources Co.	23,500	1,361
Pride International, Inc. (Æ)	4,500	107
Rowan Cos., Inc. (Æ)	255,780	6,461
Schlumberger, Ltd.	98,700	5,889
SM Energy Co.	118,230	4,897
Smith International, Inc.	34,000	1,410
Spectra Energy Corp.	54,300	1,129
Sunoco, Inc.	125,800	4,487
Tesoro Corp.	277,579	3,584
Transocean, Ltd. (Æ)	166,700	7,703
Ultra Petroleum Corp. (Æ)	10,500	445
Unit Corp. (Æ)	6,200	254
Valero Energy Corp.	356,700	6,060
Walter Energy, Inc. Class A	28,600	2,039
Weatherford International, Ltd. (Æ)	42,200	684
Whiting Petroleum Corp. (Æ)	14,000	1,232
Williams Cos., Inc. (The)	392,200	7,613

		364,674

8	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 17.5%
ACE, Ltd.	114,700	6,088
Aflac, Inc. (Û)	227,900	11,210
Alexandria Real Estate Equities, Inc. (ö)	24,000	1,693
Alleghany Corp. (Æ)	800	240
Alliance Data Systems Corp. (Æ)	17,200	989
Allied World Assurance Co. Holdings, Ltd.	5,600	279
Allstate Corp. (The)	365,300	10,316
American Express Co. (Û)	347,200	15,499
American National Insurance Co.	1,700	133
AmeriCredit Corp. (Æ)	47,600	1,148
Ameriprise Financial, Inc. (Û)	197,699	8,380
Annaly Capital Management, Inc. (ö)	48,900	851
Apartment Investment & Management Co. Class A (ö)	62,800	1,348
Arch Capital Group, Ltd. (Æ)	81,700	6,394
Ares Capital Corp.	16,100	226
Aspen Insurance Holdings, Ltd.	147,000	4,020
Associated Banc-Corp.	68,300	928
Assurant, Inc.	210,370	7,845
Assured Guaranty, Ltd.	12,600	198
AvalonBay Communities, Inc. (ö)	4,266	448
Axis Capital Holdings, Ltd.	180,343	5,621
Bank of America Corp.	1,106,329	15,533
Bank of Hawaii Corp.	15,300	762
Bank of New York Mellon Corp. (The)	40,700	1,020
BB&T Corp. (Û)	297,900	7,397
Berkshire Hathaway, Inc. Class B (Æ)	151,600	11,843
BlackRock, Inc. Class A (Û)	39,738	6,258
Boston Properties, Inc. (ö)	3,000	246
Brandywine Realty Trust (ö)	50,300	571
BRE Properties, Inc. Class A (ö)	16,200	672
Broadridge Financial Solutions, Inc.	2,700	55
Camden Property Trust (ö)	96,217	4,380
Capital One Financial Corp. (Û)	219,800	9,304
CapitalSource, Inc.	46,900	252
CB Richard Ellis Group, Inc. Class A (Æ)	12,400	211
Chubb Corp. (Û)	154,600	8,137
Cincinnati Financial Corp.	13,400	369
CIT Group, Inc. (Æ)	16,500	600
Citigroup, Inc. (Æ)	22,900	94
City National Corp.	10,900	618
CME Group, Inc. Class A (Û)	29,400	8,197
CNA Financial Corp. (Æ)	159,500	4,476
Cohen & Steers, Inc.	9,700	216
Comerica, Inc.	258,700	9,924
Commerce Bancshares, Inc.	30,500	1,194
CommonWealth REIT (ö)	19,300	501
Cullen/Frost Bankers, Inc.	52,900	2,921
Digital Realty Trust, Inc. (ö)	140,284	8,869
Discover Financial Services (Û)	540,900	8,260
Douglas Emmett, Inc. (ö)	56,300	890
E*Trade Financial Corp. (Æ)	15,100	221
Endurance Specialty Holdings, Ltd.	126,297	4,874
Equifax, Inc.	15,300	479
Equity One, Inc. (ö)	3,600	61
Equity Residential (ö)	28,300	1,298

	Principal Amount ($) or Shares	Market Value $
Erie Indemnity Co. Class A	4,300	211
Essex Property Trust, Inc. (ö)	1,700	179
Everest Re Group, Ltd.	45,636	3,542
Factset Research Systems, Inc.	10,600	795
Federal Realty Investment Trust (ö)	2,700	211
Federated Investors, Inc. Class B	2,300	49
Fidelity National Information Services, Inc.	23,100	662
Fifth Third Bancorp (Û)	581,900	7,396
Fiserv, Inc. (Æ)(Û)	132,900	6,658
Franklin Resources, Inc. (Û)	180,143	18,119
Fulton Financial Corp.	137,700	1,254
General Growth Properties, Inc. (ö)	20,600	287
Genworth Financial, Inc. Class A (Æ)	581,297	7,894
Global Payments, Inc.	10,500	396
Goldman Sachs Group, Inc. (The)	133,600	20,150
Hanover Insurance Group, Inc. (The)	4,400	193
Hartford Financial Services Group, Inc.	266,800	6,246
HCC Insurance Holdings, Inc.	8,000	209
HCP, Inc. (ö)	1,800	64
Hospitality Properties Trust (ö)	35,500	726
Host Hotels & Resorts, Inc. (ö)	24,524	352
Hudson City Bancorp, Inc. (Û)	2,352,919	29,223
Huntington Bancshares, Inc.	226,800	1,374
Jefferies Group, Inc.	2,900	72
Jones Lang LaSalle, Inc.	21,200	1,642
JPMorgan Chase & Co. (Û)	1,522,006	61,306
KeyCorp	69,300	586
Lazard, Ltd. Class A	3,500	104
Legg Mason, Inc.	154,840	4,473
Lender Processing Services, Inc.	15,100	482
Liberty Property Trust (ö)	6,600	209
Lincoln National Corp.	5,000	130
Loews Corp.	101,600	3,774
M&T Bank Corp.	32,500	2,839
Macerich Co. (The) (ö)	16,214	672
Mack-Cali Realty Corp. (ö)	2,200	71
Markel Corp. (Æ)	1,500	507
Marsh & McLennan Cos., Inc.	10,300	242
Marshall & Ilsley Corp.	869,800	6,115
Mastercard, Inc. Class A	7,100	1,491
MetLife, Inc.	5,100	214
Morgan Stanley	142,500	3,846
MSCI, Inc. Class A (Æ)	8,800	284
Nationwide Health Properties, Inc. (ö)	12,800	479
New York Community Bancorp, Inc.	184,200	3,179
NYSE Euronext (Û)	467,482	13,543
Old Republic International Corp.	370,100	4,630
PartnerRe, Ltd. - ADR	94,754	6,857
People’s United Financial, Inc.	321,257	4,446
Plum Creek Timber Co., Inc. (ö)	21,700	779
PNC Financial Services Group, Inc. (Û)	211,800	12,579
Portfolio Recovery Associates, Inc. (Æ)	22,751	1,585
Progressive Corp. (The) (Û)	148,300	2,913
ProLogis (ö)	512,500	5,566
Prosperity Bancshares, Inc.	19,200	650
Protective Life Corp.	25,400	571
Prudential Financial, Inc. (Û)	140,900	8,072

Russell U.S. Quantitative Equity Fund	9

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Public Storage (ö)	2,800	275
Raymond James Financial, Inc.	38,600	1,030
Realty Income Corp. (ö)	21,800	700
Regions Financial Corp.	350,800	2,571
Reinsurance Group of America, Inc. Class A	4,600	221
Senior Housing Properties Trust (ö)	10,500	237
Simon Property Group, Inc. (ö)	8,965	800
SL Green Realty Corp. (ö)	24,600	1,482
SLM Corp. (Æ)	105,500	1,266
StanCorp Financial Group, Inc.	33,000	1,244
State Street Corp.	3,000	117
SunTrust Banks, Inc. (Û)	295,027	7,656
T Rowe Price Group, Inc. (Û)	286,759	13,830
Tanger Factory Outlet Centers (ö)	35,900	1,605
Taubman Centers, Inc. (ö)	4,800	197
TCF Financial Corp.	20,800	329
Torchmark Corp.	10,600	563
Total System Services, Inc.	7,000	104
Transatlantic Holdings, Inc.	79,300	3,791
Travelers Cos., Inc. (The) (Û)	732,216	36,940
UDR, Inc. (ö)	88,100	1,860
Umpqua Holdings Corp.	48,800	611
Unitrin, Inc.	7,600	211
Unum Group (Û)	350,900	8,007
US Bancorp	118,100	2,823
Valley National Bancorp	56,500	820
Ventas, Inc. (ö)	16,100	817
Verisk Analytics, Inc. (Æ)	6,000	178
Visa, Inc.	116,900	8,575
Vornado Realty Trust (ö)	50,000	4,139
Waddell & Reed Financial, Inc. Class A	73,600	1,754
Washington Federal, Inc.	79,400	1,382
Wells Fargo & Co. (Û)	824,511	22,864
White Mountains Insurance Group, Ltd.	6,600	2,073
WR Berkley Corp.	8,400	227
XL Group PLC Class A	36,800	652
Zions Bancorporation	52,500	1,165

		598,771

Health Care - 13.2%
Abbott Laboratories	110,200	5,409
Aetna, Inc. (Û)	226,800	6,316
Alcon, Inc.	4,900	760
Alere, Inc. (Æ)	17,700	498
Alexion Pharmaceuticals, Inc. (Æ)	28,700	1,560
Allergan, Inc.	380,199	23,215
Allscripts-Misys Healthcare Solutions, Inc. (Æ)	13,200	220
AmerisourceBergen Corp. Class A (Û)	420,722	12,609
Amgen, Inc. (Æ)(Û)	237,200	12,935
Amylin Pharmaceuticals, Inc. (Æ)	79,300	1,500
Baxter International, Inc.	14,500	635
Beckman Coulter, Inc.	114,300	5,238
Becton Dickinson and Co.	11,100
Bio-Rad Laboratories, Inc. Class A (Æ)	10,900	968
Biogen Idec, Inc. (Æ)(Û)	139,100	7,773

	Principal Amount ($) or Shares	Market Value $
BioMarin Pharmaceutical, Inc. (Æ)	53,300	1,165
Boston Scientific Corp. (Æ)(Û)	965,900	5,409
Bristol-Myers Squibb Co.	309,500	7,713
Cardinal Health, Inc. (Û)	1,132,834	36,557
CareFusion Corp. (Æ)	188,487	3,971
Celgene Corp. (Æ)	81,000	4,467
Cephalon, Inc. (Æ)	31,300	1,776
Cerner Corp. (Æ)	17,700	1,371
Charles River Laboratories International, Inc. (Æ)	8,400	261
Cigna Corp.	94,800	2,916
Community Health Systems, Inc. (Æ)	1,500	49
Cooper Cos., Inc. (The)	2,500	97
Covance, Inc. (Æ)	37,900	1,469
Coventry Health Care, Inc. (Æ)	373,905	7,415
Covidien PLC	280,849	10,481
CR Bard, Inc. (Û)	67,100	5,269
DaVita, Inc. (Æ)	29,800	1,708
Dendreon Corp. (Æ)	26,500	872
Edwards Lifesciences Corp. (Æ)	46,900	2,711
Eli Lilly & Co. (Û)	316,600	11,271
Emergency Medical Services Corp. Class A (Æ)	19,800	886
Endo Pharmaceuticals Holdings, Inc. (Æ)	6,300	151
Express Scripts, Inc. Class A (Æ)	57,900	2,616
Forest Laboratories, Inc. (Æ)	155,800	4,324
Gen-Probe, Inc. (Æ)	8,900	400
Gilead Sciences, Inc. (Æ)(Û)	230,700	7,687
Health Net, Inc. (Æ)	208,800	4,917
Henry Schein, Inc. (Æ)	2,900	152
Hill-Rom Holdings, Inc.	95,100	3,142
Hologic, Inc. (Æ)	226,000	3,196
Hospira, Inc. (Æ)	53,900	2,808
Human Genome Sciences, Inc. (Æ)	13,100	340
Humana, Inc. (Æ)(Û)	828,606	38,961
IDEXX Laboratories, Inc. (Æ)	1,800	106
Integra LifeSciences Holdings Corp. (Æ)	12,922	467
Intuitive Surgical, Inc. (Æ)	9,600	3,152
Johnson & Johnson (Û)	637,600	37,038
Kinetic Concepts, Inc. (Æ)	42,500	1,509
King Pharmaceuticals, Inc. (Æ)	654,200	5,731
Life Technologies Corp. (Æ)	16,400	705
Lincare Holdings, Inc.	85,250	2,026
Magellan Health Services, Inc. (Æ)	36,015	1,516
Masimo Corp.	61,332	1,416
McKesson Corp.	37,300	2,343
Medco Health Solutions, Inc. (Æ)(Û)	264,648	12,703
Mednax, Inc. (Æ)	18,100	853
Medtronic, Inc.	392,053	14,494
Merck & Co., Inc.	241,831	8,334
Mylan, Inc. (Æ)	466,000	8,108
Omnicare, Inc.	7,600	187
Patterson Cos., Inc.	257,814	6,879
PerkinElmer, Inc.	70,100	1,364
Perrigo Co.	47,600	2,666
Pfizer, Inc. (Û)	1,147,120	17,207
Quest Diagnostics, Inc.	14,800	696

10	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Regeneron Pharmaceuticals, Inc. (Æ)	17,200	416
ResMed, Inc. (Æ)	29,400	1,931
Stryker Corp.	50,600	2,357
Teleflex, Inc.	24,400	1,383
Tenet Healthcare Corp. (Æ)	76,400	351
Thermo Fisher Scientific, Inc. (Æ)	18,400	825
Thoratec Corp. (Æ)	3,900	143
United Therapeutics Corp. (Æ)	30,300	1,481
UnitedHealth Group, Inc. (Û)	558,000	16,991
Universal American Corp. (Æ)	33,592	562
Universal Health Services, Inc. Class B	47,200	1,698
Valeant Pharmaceuticals International (Æ)	34,700	1,954
Varian Medical Systems, Inc. (Æ)	37,600	2,076
Vertex Pharmaceuticals, Inc. (Æ)	13,600	458
Warner Chilcott PLC Class A (Æ)	9,700	248
Watson Pharmaceuticals, Inc. Class B (Æ)	64,400	2,608
WebMD Health Corp. Class A (Æ)	35,343	1,635
WellPoint, Inc. (Æ)(Û)	459,093	23,285
Zimmer Holdings, Inc. (Æ)	142,400	7,546

		454,376

Materials and Processing - 3.3%
Air Products & Chemicals, Inc.	7,600	552
Albemarle Corp.	5,600	244
Alcoa, Inc. (Û)	385,900	4,310
Allegheny Technologies, Inc.	25,500	1,214
Ball Corp.	2,800	163
Cabot Corp.	84,600	2,496
Carpenter Technology Corp.	22,800	797
CF Industries Holdings, Inc.	1,848	150
Cliffs Natural Resources, Inc.	103,700	5,866
Compass Minerals International, Inc.	9,600	679
Cytec Industries, Inc.	103,200	5,152
Domtar Corp.	4,500	263
Dow Chemical Co. (The)	34,100	932
Eastman Chemical Co.	11,600	727
EI du Pont de Nemours & Co.	137,000	5,572
Freeport-McMoRan Copper & Gold, Inc. Class B (Û)	40,800	2,919
Huntsman Corp.	508,294	5,322
International Flavors & Fragrances, Inc.	136,013	6,172
International Paper Co. (Û)	158,400	3,833
Kaydon Corp.	10,200	387
Lennox International, Inc.	23,572	1,029
Lubrizol Corp.	188,235	17,598
Masco Corp.	10,400	107
MeadWestvaco Corp.	84,500	2,025
Owens Corning (Æ)	263,200	8,286
PPG Industries, Inc. (Û)	225,500	15,665
Precision Castparts Corp.	21,300	2,603
RPM International, Inc.	40,900	768
Sherwin-Williams Co. (The) (Û)	89,800	6,210
Silgan Holdings, Inc.	80,700	2,293
Southern Copper Corp. (Û)	239,600	7,526
Temple-Inland, Inc.	22,200	445
Titanium Metals Corp. (Æ)	26,700	591
United States Steel Corp.	8,200	364

	Principal Amount ($) or Shares	Market Value $
Westlake Chemical Corp.	6,900	171
Weyerhaeuser Co.	6,000	97

		113,528

Producer Durables - 12.0%
3M Co.	58,300	4,987
Accenture PLC Class A	45,400	1,800
AGCO Corp. (Æ)	175,600	6,104
Agilent Technologies, Inc. (Æ)	145,400	4,061
Alexander & Baldwin, Inc.	1,200	40
Allegiant Travel Co. Class A	6,400	284
AO Smith Corp.	39,725	2,172
Automatic Data Processing, Inc.	6,700	277
Avery Dennison Corp.	217,200	7,787
Baldor Electric Co.	46,500	1,777
BE Aerospace, Inc. (Æ)	14,100	415
Boeing Co. (The) (Û)	174,300	11,877
Bucyrus International, Inc. Class A	37,500	2,333
Carlisle Cos., Inc.	26,400	889
Caterpillar, Inc.	195,400	13,629
Continental Airlines, Inc. Class B (Æ)	15,400	385
Convergys Corp. (Æ)	62,300	696
Cooper Industries PLC	18,600	840
Copa Holdings SA Class A	12,100	625
CoreLogic, Inc. (Æ)	12,400	248
Corrections Corp. of America (Æ)	16,900	331
Crane Co.	74,400	2,644
CSX Corp.	76,200	4,017
Cummins, Inc.	46,400	3,694
Deere & Co.	8,100	540
Delta Air Lines, Inc. (Æ)	143,400	1,704
Dover Corp. (Û)	183,900	8,822
Eaton Corp.	18,300	1,436
Emerson Electric Co.	9,800	485
FedEx Corp. (Û)	192,200	15,866
Flowserve Corp.	2,800	278
Fluor Corp. (Û)	145,400	7,021
Frontline, Ltd.	10,800	330
Gardner Denver, Inc.	6,900	350
General Dynamics Corp.	77,700	4,759
General Electric Co.	3,123,900	50,357
Goodrich Corp.	47,300	3,447
Honeywell International, Inc.	13,700	587
Hubbell, Inc. Class B	10,700	505
Illinois Tool Works, Inc.	109,000	4,742
Ingersoll-Rand PLC	22,900	858
ITT Corp. (Û)	57,982	2,732
Kansas City Southern (Æ)	54,800	2,011
KBR, Inc.	112,700	2,522
L-3 Communications Holdings, Inc. (Û)	82,700	6,040
Lear Corp. (Æ)	3,800	297
Lexmark International, Inc. Class A (Æ)	251,200	9,232
Lincoln Electric Holdings, Inc.	600	33
Lockheed Martin Corp. (Û)	357,127	26,838
Manitowoc Co., Inc. (The)	18,600	193
Manpower, Inc.	134,400	6,449
Mettler-Toledo International, Inc. (Æ)	16,800	1,962

Russell U.S. Quantitative Equity Fund	11

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Monster Worldwide, Inc. (Æ)	7,500	103
Nalco Holding Co.	6,700	163
National Instruments Corp.	38,200	1,219
Navistar International Corp. (Æ)	135,100	6,986
Nordson Corp.	9,500	599
Norfolk Southern Corp.	37,300	2,099
Northrop Grumman Corp. (Û)	727,236	42,645
Oshkosh Corp. (Æ)	64,300	2,211
Pall Corp.	4,000	153
Parker Hannifin Corp.	58,500	3,634
Paychex, Inc.	1,300	34
Raytheon Co. (Û)	913,428	42,264
Republic Services, Inc. Class A	5,700	182
Rockwell Automation, Inc.	101,600	5,502
Rockwell Collins, Inc.	30,600	1,749
RR Donnelley & Sons Co.	60,600	1,022
Ryder System, Inc.	4,100	179
Southwest Airlines Co.	313,700	3,780
Spirit Aerosystems Holdings, Inc. Class A (Æ)	32,100	653
Teekay Corp.	117,155	3,236
TeleTech Holdings, Inc. (Æ)	38,386	534
Tetra Tech, Inc. (Æ)	33,900	711
Textron, Inc.	38,000	789
Thomas & Betts Corp. (Æ)	7,200	285
Toro Co. (The)	15,600	812
TransDigm Group, Inc.	24,300	1,316
Tyco International, Ltd. (Û)	153,000	5,857
UAL Corp. (Æ)	29,200	693
Union Pacific Corp. (Û)	141,200	10,543
United Parcel Service, Inc. Class B	59,700	3,881
United Technologies Corp. (Û)	204,300	14,526
URS Corp. (Æ)	27,783	1,122
UTi Worldwide, Inc.	113,700	1,661
Waste Connections, Inc. (Æ)	31,500	1,202
Waste Management, Inc.	33,800	1,148
Waters Corp. (Æ)	22,900	1,469
Werner Enterprises, Inc.	130,504	3,006
WW Grainger, Inc.	50,800	5,690
Xerox Corp.	702,068	6,838
Zebra Technologies Corp. Class A (Æ)	3,800	104

		412,908

Technology - 18.3%
Activision Blizzard, Inc. (Û)	465,000	5,524
Adobe Systems, Inc. (Æ)	8,100	233
Advanced Micro Devices, Inc. (Æ)	338,120	2,533
Akamai Technologies, Inc. (Æ)	85,900	3,295
Altera Corp.	20,800	577
Amdocs, Ltd. (Æ)(Û)	211,700	5,786
American Tower Corp. Class A (Æ)	7,100	328
Analog Devices, Inc.	14,500	431
Ansys, Inc. (Æ)	25,200	1,133
AOL, Inc. (Æ)	18,433	386
Apple, Inc. (Æ)(Û)	79,700	20,503
Arris Group, Inc. (Æ)	128,900	1,201
Atheros Communications, Inc. (Æ)	7,500	198

	Principal Amount ($) or Shares	Market Value $
Atmel Corp. (Æ)	98,600	516
Autodesk, Inc. (Æ)	235,000	6,942
Avago Technologies, Ltd. (Æ)	26,200	570
Avnet, Inc. (Æ)	258,700	6,506
Benchmark Electronics, Inc. (Æ)	62,208	1,039
Broadcom Corp. Class A (Û)	316,536	11,405
CA, Inc. (Û)	363,300	7,106
CACI International, Inc. Class A (Æ)	18,900	889
Cadence Design Systems, Inc. (Æ)	513,744	3,576
Ciena Corp. (Æ)	79,800	1,045
Cisco Systems, Inc. (Æ)(Û)	830,700	19,164
Citrix Systems, Inc. (Æ)	40,200	2,212
Cognizant Technology Solutions Corp. Class A (Æ)(Û)	137,716	7,514
Coherent, Inc. (Æ)	16,245	601
Computer Sciences Corp.	140,345	6,362
Corning, Inc.	852,000	15,438
Cree, Inc. (Æ)	49,300	3,492
Crown Castle International Corp. (Æ)	50,000	1,975
Dell, Inc. (Æ)(Û)	511,000	6,766
Dolby Laboratories, Inc. Class A (Æ)	17,300	1,098
Earthlink, Inc.	127,685	1,127
Electronic Arts, Inc. Series C (Æ)	380,688	6,064
EMC Corp. (Æ)	75,900	1,502
Equinix, Inc. (Æ)	35,800	3,348
F5 Networks, Inc. (Æ)	42,600	3,742
Flir Systems, Inc. (Æ)	15,500	461
Gartner, Inc. (Æ)	7,900	199
Google, Inc. Class A (Æ)(Û)	63,100	30,594
Harris Corp. (Û)	640,449	28,519
Hewlett-Packard Co. (Û)	595,400	27,412
Ingram Micro, Inc. Class A (Æ)	218,500	3,612
Integrated Device Technology, Inc. (Æ)	202,307	1,175
Intel Corp. (Û)	3,092,098	63,697
International Business Machines Corp. (Û)	636,221	81,691
Intersil Corp. Class A	6,600	75
Intuit, Inc. (Æ)	97,900	3,892
Jabil Circuit, Inc.	207,151	3,006
JDS Uniphase Corp. (Æ)	305,400	3,314
Juniper Networks, Inc. (Æ)(Û)	162,900	4,525
Lam Research Corp. (Æ)	6,100	257
Linear Technology Corp.	13,000	414
LSI Corp. (Æ)	729,912	2,942
Mantech International Corp. Class A (Æ)	22,002	872
Marvell Technology Group, Ltd. (Æ)	136,800	2,041
Maxim Integrated Products, Inc.	251,930	4,416
Microchip Technology, Inc.	3,400	104
Micron Technology, Inc. (Æ)	94,000	684
Microsoft Corp. (Û)	3,278,325	84,614
Molex, Inc.	293,567	5,786
Motorola, Inc. (Æ)(Û)	1,099,500	8,235
NCR Corp. (Æ)	93,012	1,274
NetApp, Inc. (Æ)	88,000	3,722
Novellus Systems, Inc. (Æ)	6,700	179
NVIDIA Corp. (Æ)	7,600	70
Oracle Corp.	444,900	10,517
Plexus Corp. (Æ)	13,450	393

12	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Polycom, Inc. (Æ)	5,700	169
QLogic Corp. (Æ)	22,300	355
QUALCOMM, Inc.	34,500	1,314
Rambus, Inc. (Æ)	13,000	255
Red Hat, Inc. (Æ)	8,200	264
Riverbed Technology, Inc. (Æ)	6,300	234
Rovi Corp. (Æ)	9,800	436
Salesforce.com, Inc. (Æ)	25,800	2,553
SanDisk Corp. (Æ)	135,200	5,908
SBA Communications Corp. Class A (Æ)	20,200	731
Seagate Technology (Æ)	245,300	3,079
Silicon Laboratories, Inc. (Æ)	1,000	40
Skyworks Solutions, Inc. (Æ)	11,900	209
Solera Holdings, Inc.	4,700	178
Symantec Corp. (Æ)(Û)	885,600	11,486
Synopsys, Inc. (Æ)	301,933	6,594
Tellabs, Inc.	852,697	5,952
Teradata Corp. (Æ)	40,700	1,294
Texas Instruments, Inc. (Û)	442,800	10,933
Trimble Navigation, Ltd. (Æ)	4,400	125
Tyco Electronics, Ltd.	538,600	14,542
VMware, Inc. Class A (Æ)	6,400	496
Western Digital Corp. (Æ)	481,127	12,697
Xilinx, Inc.	239,200	6,678

		627,341

Utilities - 8.5%
AES Corp. (The) (Æ)	56,500	583
AGL Resources, Inc.	52,200	1,984
Alliant Energy Corp.	52,700	1,821
Ameren Corp.	52,100	1,322
American Electric Power Co., Inc. (Û)	273,700	9,848
American Water Works Co., Inc.	329,212	7,039
Aqua America, Inc.	22,200	433
AT&T, Inc. (Û)	2,832,173	73,467
Atmos Energy Corp.	66,700	1,934
CenterPoint Energy, Inc.	135,700	1,931
CenturyLink, Inc. (Û)	226,813	8,079
CMS Energy Corp.	20,200	322
Consolidated Edison, Inc.	26,300	1,213
Constellation Energy Group, Inc.	675,586	21,349
Dominion Resources, Inc.	26,200	1,100
DPL, Inc.	13,600	344
DTE Energy Co.	85,900	3,965
Duke Energy Corp.	36,900	631
Edison International (Û)	1,182,151	39,188
Energen Corp.	9,900	440
Entergy Corp.	160,600	12,448
Frontier Communications Corp.	191,252	1,461
Great Plains Energy, Inc.	46,100	827
Hawaiian Electric Industries, Inc.	39,600	933
Integrys Energy Group, Inc.	52,100	2,467
ITC Holdings Corp.	7,300	414
MDU Resources Group, Inc.	7,900	156
Mirant Corp. (Æ)	4,764	52
National Fuel Gas Co.	24,100	1,158
NII Holdings, Inc. (Æ)(Û)	405,400	15,186

	Principal Amount ($) or Shares	Market Value $
NiSource, Inc.	285,100	4,704
Northeast Utilities	40,100	1,116
NSTAR	24,100	896
NV Energy, Inc.	431,457	5,479
OGE Energy Corp.	40,600	1,609
Oneok, Inc.	56,700	2,638
Pepco Holdings, Inc.	146,900	2,484
PG&E Corp. (Û)	175,400	7,788
Pinnacle West Capital Corp.	158,900	6,052
PNM Resources, Inc.	87,976	1,041
Portland General Electric Co.	74,117	1,416
PPL Corp.	421,900	11,514
Public Service Enterprise Group, Inc. (Û)	260,800	8,580
QEP Resources, Inc. (Æ)	4,900	169
Questar Corp.	4,900	81
Qwest Communications International, Inc.	247,200	1,399
SCANA Corp.	5,300	203
Southern Co.	10,200	360
Southern Union Co.	63,200	1,426
TECO Energy, Inc.	75,500	1,234
UIL Holdings Corp.	900	25
US Cellular Corp. (Æ)	2,291	108
Verizon Communications, Inc. (Û)	418,900	12,173
Westar Energy, Inc.	39,750	949
Williams Partners, LP	132,074	6,120
Windstream Corp.	33,700	384
Wisconsin Energy Corp.	16,000	868

		292,911

Total Common Stocks (cost $3,563,786)		3,683,881

Short-Term Investments - 2.9%
Russell U.S. Cash Management Fund	100,971,073	100,971

Total Short-Term Investments (cost $100,971)		100,971

Total Investments - 110.2% (identified cost $3,664,757)		3,784,852

Securities Sold Short - (10.6%)
Consumer Discretionary - (1.8%)
Amazon.com, Inc. (Æ)	(33,900)	(3,996)
American Greetings Corp. Class A	(56,900)	(1,166)
Avis Budget Group, Inc. (Æ)	(43,800)	(540)
BorgWarner, Inc. (Æ)	(61,100)	(2,680)
Coinstar, Inc. (Æ)	(62,100)	(2,826)
Cooper Tire & Rubber Co.	(45,500)	(983)
CROCS, Inc. (Æ)	(56,600)	(726)
Eastman Kodak Co. (Æ)	(368,200)	(1,462)
eBay, Inc. (Æ)	(266,000)	(5,562)
Federal-Mogul Corp. (Æ)	(51,894)	(931)
HSN, Inc. (Æ)	(31,300)	(920)
Iconix Brand Group, Inc. (Æ)	(88,300)	(1,453)
Interval Leisure Group, Inc. (Æ)	(36,400)	(506)
Johnson Controls, Inc.	(197,300)	(5,684)
Las Vegas Sands Corp. (Æ)	(113,400)	(3,046)

Russell U.S. Quantitative Equity Fund	13

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Liberty Media Corp. - Capital Series A (Æ)	(112,032)	(5,225)
MGM Resorts International (Æ)	(425,200)	(4,618)
priceline.com, Inc. (Æ)	(33,000)	(7,405)
Saks, Inc. (Æ)	(66,400)	(545)
Sally Beauty Holdings, Inc. (Æ)	(181,425)	(1,716)
Scientific Games Corp. Class A (Æ)	(14,800)	(158)
Tenneco, Inc. (Æ)	(43,400)	(1,198)
TiVo, Inc. (Æ)	(179,100)	(1,537)
Walt Disney Co. (The)	(165,300)	(5,569)

		(60,452)

Consumer Staples - (0.3%)
Bunge, Ltd.	(59,900)	(2,974)
Diamond Foods, Inc.	(4,900)	(218)
Herbalife, Ltd.	(17,100)	(849)
Molson Coors Brewing Co. Class B	(143,800)	(6,472)
Rite Aid Corp. (Æ)	(1,125,888)	(1,114)

		(11,627)

Energy - (1.4%)
Anadarko Petroleum Corp.	(164,600)	(8,092)
Cameron International Corp. (Æ)	(170,200)	(6,738)
Denbury Resources, Inc. (Æ)	(165,816)	(2,627)
EOG Resources, Inc.	(63,600)	(6,201)
Exterran Holdings, Inc. (Æ)	(192,258)	(5,128)
First Solar, Inc. (Æ)	(11,100)	(1,392)
Gran Tierra Energy, Inc. (Æ)	(175,053)	(977)
McMoRan Exploration Co. (Æ)	(85,700)	(892)
Noble Energy, Inc.	(78,600)	(5,271)
Patriot Coal Corp. (Æ)	(58,300)	(703)
Petrohawk Energy Corp. (Æ)	(293,800)	(4,633)
Range Resources Corp.	(130,700)	(4,851)
Venoco, Inc. (Æ)	(43,099)	(811)

		(48,316)

Financial Services - (2.0%)
American Capital, Ltd. (Æ)	(152,200)	(790)
Anworth Mortgage Asset Corp. (ö)	(522,057)	(3,639)
Associated Banc-Corp.	(133,445)	(1,814)
BB&T Corp.	(264,800)	(6,575)
Capstead Mortgage Corp. (ö)	(269,467)	(3,153)
CB Richard Ellis Group, Inc. Class A (Æ)	(33,731)	(573)
Charles Schwab Corp. (The)	(214,300)	(3,169)
Comerica, Inc.	(119,200)	(4,573)
DuPont Fabros Technology, Inc. (ö)	(7,500)	(189)
First Financial Bancorp	(11,800)	(188)
Forest City Enterprises, Inc. Class A (Æ)	(31,806)	(404)
Interactive Brokers Group, Inc. Class A (Æ)	(115,200)	(1,907)
International Bancshares Corp.	(38,051)	(660)
KeyCorp	(793,900)	(6,716)
Macerich Co. (The) (ö)	(8,800)	(365)
MFA Financial, Inc. (ö)	(357,624)	(2,625)
MGIC Investment Corp. (Æ)	(107,452)	(923)
National Penn Bancshares, Inc.	(54,103)	(360)
Nelnet, Inc. Class A	(34,600)	(698)

	Principal Amount ($) or Shares	Market Value $
Northern Trust Corp.	(76,900)	(3,614)
Pico Holdings, Inc. (Æ)	(19,100)	(599)
Potlatch Corp. (ö)	(107,400)	(3,980)
Radian Group, Inc.	(64,500)	(555)
Redwood Trust, Inc. (ö)	(101,400)	(1,587)
Regions Financial Corp.	(932,100)	(6,832)
SLM Corp. (Æ)	(131,800)	(1,582)
SunTrust Banks, Inc.	(254,500)	(6,604)
TD Ameritrade Holding Corp. (Æ)	(191,100)	(3,008)
Wilmington Trust Corp.	(143,000)	(1,450)
Wright Express Corp. (Æ)	(6,500)	(225)

		(69,357)

Health Care - (1.4%)
Acorda Therapeutics, Inc. (Æ)	(55,700)	(1,801)
AMAG Pharmaceuticals, Inc. (Æ)	(68,000)	(2,141)
Auxilium Pharmaceuticals, Inc. (Æ)	(57,200)	(1,290)
Boston Scientific Corp. (Æ)	(838,500)	(4,696)
Cerner Corp. (Æ)	(81,900)	(6,343)
Dendreon Corp. (Æ)	(38,700)	(1,274)
Edwards Lifesciences Corp. (Æ)	(102,600)	(5,930)
Human Genome Sciences, Inc. (Æ)	(61,700)	(1,600)
Illumina, Inc. (Æ)	(15,847)	(710)
Immunogen, Inc. (Æ)	(184,170)	(1,737)
Isis Pharmaceuticals, Inc. (Æ)	(205,630)	(2,034)
Meridian Bioscience, Inc.	(19,782)	(380)
Nektar Therapeutics (Æ)	(66,800)	(872)
NxStage Medical, Inc. (Æ)	(55,100)	(870)
Pharmaceutical Product Development, Inc.	(94,663)	(2,297)
Pharmasset, Inc. (Æ)	(43,105)	(1,164)
Savient Pharmaceuticals, Inc. (Æ)	(92,000)	(1,260)
Tenet Healthcare Corp. (Æ)	(371,200)	(1,708)
Theravance, Inc. (Æ)	(97,362)	(1,442)
Vertex Pharmaceuticals, Inc. (Æ)	(170,600)	(5,742)
Vivus, Inc. (Æ)	(166,000)	(940)
Volcano Corp. (Æ)	(28,585)	(631)

		(46,862)

Materials and Processing - (0.9%)
Allied Nevada Gold Corp. (Æ)	(70,993)	(1,225)
Calgon Carbon Corp. (Æ)	(5,600)	(74)
Century Aluminum Co. (Æ)	(58,300)	(608)
Monsanto Co.	(94,900)	(5,489)
Polypore International, Inc. (Æ)	(42,600)	(1,046)
Precision Castparts Corp.	(55,900)	(6,830)
Schweitzer-Mauduit International, Inc.	(69,400)	(3,673)
Solutia, Inc. (Æ)	(47,100)	(665)
Stillwater Mining Co. (Æ)	(85,600)	(1,179)
Texas Industries, Inc.	(22,500)	(747)
United States Steel Corp.	(73,900)	(3,276)
Vulcan Materials Co.	(127,100)	(5,750)

		(30,562)

Producer Durables - (1.0%)
AMR Corp. (Æ)	(233,900)	(1,656)
ArvinMeritor, Inc. (Æ)	(74,400)	(1,221)

14	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Delta Air Lines, Inc. (Æ)	(89,400)	(1,062)
Goodrich Corp.	(85,600)	(6,238)
Herman Miller, Inc.	(115,227)	(1,982)
JetBlue Airways Corp. (Æ)	(260,991)	(1,678)
PACCAR, Inc.	(125,300)	(5,741)
Paychex, Inc.	(160,000)	(4,158)
PHH Corp. (Æ)	(175,000)	(3,484)
Roper Industries, Inc.	(100,900)	(6,306)
Skywest, Inc.	(41,214)	(513)
US Airways Group, Inc. (Æ)	(126,800)	(1,377)

		(35,416)

Technology - (1.8%)
Acme Packet, Inc. (Æ)	(30,600)	(865)
Amkor Technology, Inc. (Æ)	(303,200)	(1,749)
Aruba Networks, Inc. (Æ)	(123,400)	(2,095)
AsiaInfo-Linkage, Inc. (Æ)	(42,309)	(863)
Cirrus Logic, Inc. (Æ)	(199,318)	(3,887)
Citrix Systems, Inc. (Æ)	(112,800)	(6,206)
Cree, Inc. (Æ)	(61,200)	(4,335)
Dell, Inc. (Æ)	(256,000)	(3,389)
Diodes, Inc. (Æ)	(67,110)	(1,187)
Electronic Arts, Inc. Series C (Æ)	(155,600)	(2,479)
Finisar Corp. (Æ)	(61,300)	(983)
Hittite Microwave Corp. (Æ)	(37,163)	(1,708)
II-VI, Inc. (Æ)	(20,071)	(688)
JDA Software Group, Inc. (Æ)	(68,900)	(1,619)
MEMC Electronic Materials, Inc. (Æ)	(338,400)	(3,235)
Netezza Corp. (Æ)	(31,400)	(487)
Rambus, Inc. (Æ)	(1,000)	(20)
SAIC, Inc. (Æ)	(370,100)	(6,155)
Salesforce.com, Inc. (Æ)	(69,000)	(6,828)
Sanmina-SCI Corp. (Æ)	(39,100)	(491)
Semtech Corp. (Æ)	(110,100)	(1,914)
Tessera Technologies, Inc. (Æ)	(108,100)	(1,836)
Veeco Instruments, Inc. (Æ)	(36,600)	(1,585)
Viasat, Inc. (Æ)	(37,600)	(1,359)
VMware, Inc. Class A (Æ)	(62,000)	(4,806)

		(60,769)

Utilities - (0.0%)
Level 3 Communications, Inc. (Æ)	(399,888)	(452)

Total Securities Sold Short (proceeds $343,038)		(363,813)

Other Assets and Liabilities, Net - 0.4%		12,652

Net Assets - 100.0%		3,433,691

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Quantitative Equity Fund	15

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	478	USD	28,890	09/10	910
S&P 500 E-Mini Index (CME)	800	USD	43,932	09/10	1,550
S&P 500 Index (CME)	108	USD	29,654	09/10	630
S&P Midcap 400 E-Mini Index (CME)	123	USD	9,333	09/10	232

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3,322

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$472,025	$—	$—	$472,025
Consumer Staples	347,347	—	—	347,347
Energy	364,674	—	—	364,674
Financial Services	598,771	—	—	598,771
Health Care	454,376	—	—	454,376
Materials and Processing	113,528	—	—	113,528
Producer Durables	412,908	—	—	412,908
Technology	627,341	—	—	627,341
Utilities	292,911	—	—	292,911
Short-Term Investments	—	100,971	—	100,971

Total Investments	3,683,881	100,971	—	3,784,852

Securities Sold Short	(363,813)	—	—	(363,813)

Other Financial Instruments
Futures Contracts	3,322	—	—	3,322

Total Other Financial Instruments*	3,322	—	—	3,322

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

16	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.1%
Consumer Discretionary - 15.0%
Amazon.com, Inc. (Æ)(Ñ)	7,458	879
Apollo Group, Inc. Class A (Æ)	13,161	607
Best Buy Co., Inc.	3,742	130
Coach, Inc.	5,440	201
Costco Wholesale Corp. (Ñ)	8,303	471
Darden Restaurants, Inc.	3,600	151
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	11,688	308
Dollar Tree, Inc. (Æ)(Ñ)	4,200	186
eBay, Inc. (Æ)	16,860	353
Fastenal Co. (Ñ)	13,770	676
Guess?, Inc. (Ñ)	4,604	164
Las Vegas Sands Corp. (Æ)(Ñ)	11,820	317
Lowe’s Cos., Inc.	52,210	1,083
McDonald’s Corp.	2,700	188
Nike, Inc. Class B (Ñ)	9,900	729
Nordstrom, Inc. (Ñ)	5,195	177
priceline.com, Inc. (Æ)(Ñ)	6,186	1,388
Scripps Networks Interactive, Inc. (Ñ)	2,865	122
Staples, Inc. (Ñ)	57,930	1,178
Starbucks Corp. (Ñ)	36,060	896
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)	6,200	300
Target Corp.	3,866	198
Urban Outfitters, Inc. (Æ)(Ñ)	5,750	185
Viacom, Inc. Class B	6,900	228
VistaPrint NV (Æ)(Ñ)	4,541	150
Wal-Mart Stores, Inc.	4,700	241
Walt Disney Co. (The)	6,276	211
Western Union Co. (The)	37,615	610
Whirlpool Corp. (Ñ)	2,170	181
Yum! Brands, Inc.	5,900	244

		12,752

Consumer Staples - 6.7%
Campbell Soup Co. (Ñ)	6,300	226
Coca-Cola Co. (The)	14,700	810
Diageo PLC - ADR	3,673	257
General Mills, Inc.	6,800	232
Hershey Co. (The) (Ñ)	2,000	94
HJ Heinz Co. (Ñ)	3,800	169
Mead Johnson Nutrition Co.	5,630	299
Molson Coors Brewing Co. Class B (Ñ)	4,000	180
PepsiCo, Inc.	19,610	1,273
Philip Morris International, Inc.	10,317	527
Procter & Gamble Co. (The)	8,400	514
Ralcorp Holdings, Inc. (Æ)	2,800	163
Sysco Corp.	8,900	276
Walgreen Co. (Ñ)	15,400	440
Whole Foods Market, Inc. (Æ)(Ñ)	6,770	257

		5,717

Energy - 7.0%
Anadarko Petroleum Corp.	14,262	701
Apache Corp. (Ñ)	2,100	201
Chevron Corp.	1,800	137

	Principal Amount ($) or Shares	Market Value $
Cimarex Energy Co.	1,960	135
Concho Resources, Inc. (Æ)(Ñ)	2,420	145
ConocoPhillips	6,380	352
EOG Resources, Inc. (Ñ)	8,100	790
Exxon Mobil Corp.	7,800	466
Halliburton Co.	14,530	434
National Oilwell Varco, Inc.	10,360	406
Occidental Petroleum Corp.	6,780	528
Petrohawk Energy Corp. (Æ)	32,376	511
Schlumberger, Ltd. (Ñ)	11,067	660
Southwestern Energy Co. (Æ)	4,720	172
Weatherford International, Ltd. (Æ)	20,576	333

		5,971

Financial Services - 10.3%
American Express Co.	16,740	747
Bank of America Corp.	5,800	81
Bank of New York Mellon Corp. (The) (Ñ)	20,600	516
Citigroup, Inc. (Æ)(Ñ)	51,820	212
CME Group, Inc. Class A	2,175	606
Goldman Sachs Group, Inc. (The)	4,053	611
Hartford Financial Services Group, Inc.	7,200	169
IntercontinentalExchange, Inc. (Æ)	9,397	993
JPMorgan Chase & Co.	9,214	371
Lincoln National Corp.	6,000	156
Mastercard, Inc. Class A	5,865	1,232
MetLife, Inc. (Ñ)	4,600	194
Morgan Stanley	2,400	65
Prudential Financial, Inc.	3,750	215
State Street Corp.	18,800	732
T Rowe Price Group, Inc. (Ñ)	2,920	141
Visa, Inc.	21,790	1,598
Wells Fargo & Co.	3,600	100

		8,739

Health Care - 12.5%
Allergan, Inc.	17,560	1,072
Amgen, Inc. (Æ)	2,800	153
Celgene Corp. (Æ)(Ñ)	10,659	588
Cerner Corp. (Æ)(Ñ)	7,150	554
Express Scripts, Inc. Class A (Æ)	4,100	185
Gilead Sciences, Inc. (Æ)(Ñ)	36,863	1,228
Hospira, Inc. (Æ)(Ñ)	4,000	208
Intuitive Surgical, Inc. (Æ)(Ñ)	1,140	374
Johnson & Johnson	9,760	567
McKesson Corp.	7,470	469
Medco Health Solutions, Inc. (Æ)	15,500	744
Merck & Co., Inc.	3,200	110
Myriad Genetics, Inc. (Æ)	22,699	329
Novo Nordisk A/S - ADR	8,900	766
NuVasive, Inc. (Æ)(Ñ)	5,879	193
St. Jude Medical, Inc. (Æ)	4,397	162
Stryker Corp. (Ñ)	6,590	307
Teva Pharmaceutical Industries, Ltd. - ADR	10,560	516
Thermo Fisher Scientific, Inc. (Æ)	6,720	301
UnitedHealth Group, Inc.	24,168	736
Vertex Pharmaceuticals, Inc. (Æ)(Ñ)	5,857	197

Russell U.S. Growth Fund	17

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WellPoint, Inc. (Æ)	10,898	553
Zimmer Holdings, Inc. (Æ)(Ñ)	6,830	362

		10,674

Materials and Processing - 3.8%
Air Products & Chemicals, Inc.	3,600	261
Cliffs Natural Resources, Inc.	2,610	148
Dow Chemical Co. (The) (Ñ)	22,155	605
Ecolab, Inc. (Ñ)	7,500	367
Freeport-McMoRan Copper & Gold, Inc. Class B	6,357	455
Goldcorp, Inc.	9,520	373
Monsanto Co.	3,200	185
Praxair, Inc.	2,800	243
Syngenta AG - ADR	10,500	463
Teck Resources, Ltd. Class B	3,800	134

		3,234

Producer Durables - 8.1%
3M Co. (Ñ)	2,900	248
Automatic Data Processing, Inc.	12,550	518
Caterpillar, Inc.	7,720	538
CSX Corp.	3,400	179
Cummins, Inc.	5,960	474
Deere & Co.	10,032	669
Delta Air Lines, Inc. (Æ)(Ñ)	16,300	194
Expeditors International of Washington, Inc.	14,400	614
FedEx Corp. (Ñ)	4,825	398
Fluor Corp. (Ñ)	11,699	565
General Electric Co.	14,000	226
Goodrich Corp. (Ñ)	5,249	382
Honeywell International, Inc. (Ñ)	17,819	764
Joy Global, Inc.	4,697	279
SunPower Corp. (Æ)(Ñ)	13,400	155
Terex Corp. (Æ)	5,162	102
Textron, Inc. (Ñ)	18,597	386
United Parcel Service, Inc. Class B	3,900	254

		6,945

Technology - 29.7%
Acme Packet, Inc. (Æ)	9,023	255
Adobe Systems, Inc. (Æ)(Ñ)	31,656	909
Altera Corp. (Ñ)	9,000	249
American Tower Corp. Class A (Æ)	3,980	184
Apple, Inc. (Æ)	18,241	4,693
ASML Holding NV Class G	8,260	266
Baidu, Inc. - ADR (Æ)	9,485	772
Broadcom Corp. Class A	33,532	1,208
Cisco Systems, Inc. (Æ)	54,360	1,254
Cognizant Technology Solutions Corp. Class A (Æ)	6,270	342
Cree, Inc. (Æ)(Ñ)	4,170	295
Crown Castle International Corp. (Æ)(Ñ)	22,300	881

	Principal Amount ($) or Shares	Market Value $
Dell, Inc. (Æ)(Ñ)	18,400	244
F5 Networks, Inc. (Æ)(Ñ)	4,160	365
Google, Inc. Class A (Æ)(Ñ)	3,200	1,552
Hewlett-Packard Co.	27,318	1,258
Intel Corp.	26,800	552
International Business Machines Corp.	3,600	462
Intuit, Inc. (Æ)(Ñ)	22,800	906
Juniper Networks, Inc. (Æ)	14,860	413
Lam Research Corp. (Æ)	8,680	366
Maxim Integrated Products, Inc. (Ñ)	8,400	147
Micron Technology, Inc. (Æ)(Ñ)	7,820	57
Microsoft Corp.	35,870	926
Oracle Corp.	76,591	1,811
QUALCOMM, Inc.	55,277	2,105
Red Hat, Inc. (Æ)	10,900	350
Salesforce.com, Inc. (Æ)(Ñ)	3,050	302
SanDisk Corp. (Æ)	3,370	147
Symantec Corp. (Æ)	29,900	388
Teradata Corp. (Æ)	18,200	579
VeriSign, Inc. (Æ)(Ñ)	27,300	769
VMware, Inc. Class A (Æ)(Ñ)	4,640	360

		25,367

Total Common Stocks (cost $69,977)		79,399

Short-Term Investments - 6.6%
Russell U.S. Cash Management Fund (£)	5,648,028	5,648

Total Short-Term Investments (cost $5,648)		5,648

Other Securities - 29.7%
Russell U.S. Cash Collateral Fund (×)	15,901,708	15,902
State Street Securities Lending Quality Trust (×)	9,420,921	9,391

Total Other Securities (cost $25,323)		25,293

Total Investments - 129.4% (identified cost $100,948)		110,340

Other Assets and Liabilities, Net - (29.4%)		(25,062)

Net Assets - 100.0%		85,278

See accompanying notes which are an integral part of this quarterly report.

18	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Nasdaq 100 E-Mini Index (CME)	28	USD	1,043	09/10	25
S&P 500 E-Mini Index (CME)	69	USD	3,789	09/10	21
S&P 500 Index (CME)	4	USD	1,098	09/10	24

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					70

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$12,752	$—	$—	$12,752
Consumer Staples	5,717	—	—	5,717
Energy	5,971	—	—	5,971
Financial Services	8,739	—	—	8,739
Health Care	10,674	—	—	10,674
Materials and Processing	3,234	—	—	3,234
Producer Durables	6,945	—	—	6,945
Technology	25,367	—	—	25,367
Short-Term Investments	—	5,648	—	5,648
Other Securities	—	25,293	—	25,293

Total Investments	79,399	30,941	—	110,340

Other Financial Instruments
Futures Contracts	70	—	—	70

Total Other Financial Instruments*	70	—	—	70

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Reports.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Growth Fund	19

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.1%
Consumer Discretionary - 9.8%
AutoZone, Inc. (Æ)	2,870	607
Costco Wholesale Corp.	11,600	658
DR Horton, Inc. (Ñ)	26,500	292
eBay, Inc. (Æ)	23,130	484
Gannett Co., Inc. (Ñ)	23,100	304
Hertz Global Holdings, Inc. (Æ)(Ñ)	25,800	303
Home Depot, Inc.	8,270	236
JC Penney Co., Inc.	9,400	232
KB Home (Ñ)	115,200	1,311
Kohl’s Corp. (Æ)	12,570	599
Macy’s, Inc.	19,400	362
McDonald’s Corp.	14,820	1,033
Newell Rubbermaid, Inc. (Ñ)	12,800	198
Office Depot, Inc. (Æ)	138,600	599
PetSmart, Inc. (Ñ)	5,200	161
Phillips-Van Heusen Corp. (Ñ)	11,900	618
Pulte Group, Inc. (Æ)(Ñ)	87,987	773
Ryland Group, Inc. (Ñ)	73,800	1,204
Viacom, Inc. Class B	18,500	611
Wal-Mart Stores, Inc.	21,600	1,106
Whirlpool Corp. (Ñ)	3,025	252
Williams-Sonoma, Inc. (Ñ)	3,900	104
Wyndham Worldwide Corp.	28,000	715
Yum! Brands, Inc.	20,050	828

		13,590

Consumer Staples - 5.6%
Archer-Daniels-Midland Co.	15,700	430
Coca-Cola Co. (The)	11,600	639
Corn Products International, Inc.	8,600	287
CVS Caremark Corp.	15,590	479
Dean Foods Co. (Æ)	27,000	309
Del Monte Foods Co.	19,900	276
Kimberly-Clark Corp.	16,500	1,058
Kraft Foods, Inc. Class A	10,900	318
Lorillard, Inc.	4,500	343
PepsiCo, Inc.	9,000	584
Philip Morris International, Inc.	8,200	419
Procter & Gamble Co. (The)	9,800	599
Reynolds American, Inc.	11,300	653
Safeway, Inc.	21,300	438
Tyson Foods, Inc. Class A	22,100	387
Walgreen Co.	17,600	503

		7,722

Energy - 12.6%
Alpha Natural Resources, Inc. (Æ)	11,400	437
Anadarko Petroleum Corp.	8,860	436
Arch Coal, Inc.	56,300	1,334
BP PLC - ADR	7,900	304
Chesapeake Energy Corp.	26,700	562
Chevron Corp.	40,592	3,094
ConocoPhillips	11,280	623
Consol Energy, Inc.	20,940	785
Devon Energy Corp.	22,920	1,432

	Principal Amount ($) or Shares	Market Value $
El Paso Corp.	39,000	480
Exxon Mobil Corp.	11,500	686
Hess Corp.	13,200	707
Marathon Oil Corp.	19,700	659
Newfield Exploration Co. (Æ)	11,400	609
NextEra Energy, Inc.	9,800	513
Occidental Petroleum Corp.	13,480	1,051
Peabody Energy Corp.	22,600	1,020
Royal Dutch Shell PLC - ADR (Ñ)	9,500	527
Schlumberger, Ltd. (Ñ)	11,790	703
Statoil ASA - ADR	22,200	451
Valero Energy Corp.	11,200	190
Whiting Petroleum Corp. (Æ)(Ñ)	9,650	849

		17,452

Financial Services - 25.5%
ACE, Ltd.	5,200	276
Aflac, Inc.	9,300	458
Allstate Corp. (The)	19,500	551
Ameriprise Financial, Inc.	11,300	479
Bank of America Corp.	235,619	3,308
Bank of New York Mellon Corp. (The)	55,220	1,384
Capital One Financial Corp.	10,200	432
CB Richard Ellis Group, Inc. Class A (Æ)	23,200	394
Chimera Investment Corp. (ö)	70,800	274
CIT Group, Inc. (Æ)	19,010	691
Citigroup, Inc. (Æ)	456,636	1,872
Comerica, Inc. (Ñ)	17,000	652
Discover Financial Services	19,300	295
Federated Investors, Inc. Class B (Ñ)	16,600	352
Fifth Third Bancorp	21,400	272
Genworth Financial, Inc. Class A (Æ)	14,468	197
Goldman Sachs Group, Inc. (The)	3,990	602
Hartford Financial Services Group, Inc.	12,100	283
Hudson City Bancorp, Inc.	27,800	345
Huntington Bancshares, Inc.	21,520	131
JPMorgan Chase & Co.	90,770	3,656
KeyCorp	122,700	1,038
Marsh & McLennan Cos., Inc.	23,900	562
Marshall & Ilsley Corp.	165,900	1,166
Mastercard, Inc. Class A	2,740	576
Mercury General Corp. (Ñ)	9,800	423
MGIC Investment Corp. (Æ)	145,400	1,249
Morgan Stanley	63,650	1,718
Northern Trust Corp. (Ñ)	13,400	630
People’s United Financial, Inc. (Ñ)	23,200	321
Plum Creek Timber Co., Inc. (ö)(Ñ)	12,400	445
PNC Financial Services Group, Inc.	17,400	1,033
Prudential Financial, Inc.	5,800	332
Regions Financial Corp.	138,200	1,013
Simon Property Group, Inc. (ö)	6,325	564
State Street Corp.	16,590	646
SunTrust Banks, Inc. (Ñ)	60,800	1,578
US Bancorp	39,680	948
Valley National Bancorp (Ñ)	27,170	394
Vornado Realty Trust (ö)	6,150	509
Wells Fargo & Co.	64,450	1,787

20	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wilmington Trust Corp. (Ñ)	16,500	167
XL Group PLC Class A	18,600	330
Zions Bancorporation (Ñ)	45,400	1,008

		35,341

Health Care - 7.8%
Abbott Laboratories	12,200	599
Aetna, Inc.	11,700	326
AmerisourceBergen Corp. Class A	22,200	665
Amgen, Inc. (Æ)	31,540	1,720
Baxter International, Inc.	24,040	1,052
Becton Dickinson and Co.	6,110	420
Humana, Inc. (Æ)	4,100	193
Johnson & Johnson	23,590	1,370
McKesson Corp.	9,510	598
Medtronic, Inc.	17,900	662
Merck & Co., Inc.	16,400	565
Novartis AG - ADR	7,500	366
Shire PLC - ADR	12,110	834
Teleflex, Inc.	5,900	334
Thermo Fisher Scientific, Inc. (Æ)	11,370	510
UnitedHealth Group, Inc.	19,900	606

		10,820

Materials and Processing - 6.5%
Air Products & Chemicals, Inc.	9,100	660
Ball Corp.	4,800	280
Celanese Corp. Class A	3,700	104
CF Industries Holdings, Inc.	3,525	286
Cliffs Natural Resources, Inc.	4,150	235
Eastman Chemical Co. (Ñ)	6,100	382
EI du Pont de Nemours & Co.	7,100	289
Freeport-McMoRan Copper & Gold, Inc. Class B	7,300	522
Gold Fields, Ltd. - ADR	14,900	202
Huntsman Corp.	48,100	504
International Paper Co.	27,430	664
Nucor Corp.	13,500	528
Praxair, Inc.	10,450	907
Precision Castparts Corp.	10,330	1,262
Reliance Steel & Aluminum Co.	8,400	330
Sealed Air Corp. (Ñ)	26,900	582
Teck Resources, Ltd. Class B	17,500	617
Vulcan Materials Co.	13,800	624

		8,978

Producer Durables - 10.9%
Accenture PLC Class A	6,370	253
Agilent Technologies, Inc. (Æ)	17,370	485
Automatic Data Processing, Inc.	13,300	549
Avery Dennison Corp.	8,400	301
Bucyrus International, Inc. Class A (Ñ)	5,300	330
Canadian Pacific Railway, Ltd.	8,600	515
Caterpillar, Inc.	7,200	502
CSX Corp.	14,410	760
Cummins, Inc.	3,000	239

	Principal Amount ($) or Shares	Market Value $
Eaton Corp.	2,900	228
Empresa Brasileira de Aeronautica SA - ADR (Ñ)	21,100	556
General Dynamics Corp.	24,240	1,485
General Electric Co.	128,600	2,073
Harsco Corp.	15,900	368
Honeywell International, Inc.	12,400	531
Lear Corp. (Æ)	8,275	647
Lockheed Martin Corp.	11,020	828
Navistar International Corp. (Æ)	7,500	388
Pentair, Inc.	6,000	205
Pitney Bowes, Inc. (Ñ)	22,600	552
Robert Half International, Inc. (Ñ)	13,100	330
Rockwell Automation, Inc.	5,900	319
SPX Corp.	6,400	381
Textron, Inc. (Ñ)	24,900	517
Tidewater, Inc. (Ñ)	11,700	479
United Parcel Service, Inc. Class B	8,700	566
Waste Management, Inc. (Ñ)	10,500	356
Xerox Corp.	34,200	333

		15,076

Technology - 10.8%
Activision Blizzard, Inc.	18,900	225
Advanced Micro Devices, Inc. (Æ)	51,700	387
Alcatel-Lucent - ADR (Æ)	73,800	220
Apple, Inc. (Æ)	2,060	530
Applied Materials, Inc.	52,000	614
Cisco Systems, Inc. (Æ)	54,670	1,261
Computer Sciences Corp.	11,450	519
Dell, Inc. (Æ)	49,500	655
Diebold, Inc. (Ñ)	9,100	260
EMC Corp. (Æ)	10,690	212
Google, Inc. Class A (Æ)	1,600	776
Harris Corp.	6,400	285
Hewlett-Packard Co.	25,530	1,175
International Business Machines Corp.	11,400	1,464
Linear Technology Corp. (Ñ)	21,400	682
Micron Technology, Inc. (Æ)(Ñ)	87,900	640
Microsoft Corp.	41,560	1,073
Motorola, Inc. (Æ)	176,700	1,323
National Semiconductor Corp. (Ñ)	48,400	668
Nokia OYJ - ADR	28,000	266
Oracle Corp.	38,570	912
QUALCOMM, Inc.	23,160	882

		15,029

Utilities - 5.6%
American Water Works Co., Inc.	21,500	460
AT&T, Inc.	15,200	394
CenterPoint Energy, Inc.	24,100	343
DTE Energy Co.	8,825	407
Exelon Corp.	7,400	310
Frontier Communications Corp. (Ñ)	51,428	393
Great Plains Energy, Inc. (Ñ)	19,200	345
MDU Resources Group, Inc.	17,700	350
Mirant Corp. (Æ)	16,982	186

Russell U.S. Value Fund	21

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NiSource, Inc. (Ñ)	10,200	168
Pepco Holdings, Inc.	18,400	311
PPL Corp.	8,700	237
Questar Corp.	22,800	375
Qwest Communications International, Inc. (Ñ)	167,600	949
RRI Energy, Inc. (Æ)	283,100	1,118
Sprint Nextel Corp. (Æ)	112,600	515
Veolia Environnement - ADR	9,700	258
Verizon Communications, Inc.	22,200	644

		7,763

Total Common Stocks (cost $122,286)		131,771

Warrants & Rights - 0.3%
Bank of America Corp. (Æ) 2018 Warrants	158,000	436

Total Warrants & Rights (cost $554)		436

Short-Term Investments - 4.1%
Russell U.S. Cash Management Fund (£)	5,643,296	5,643

Total Short-Term Investments (cost $5,643)		5,643

Other Securities - 15.6%
Russell U.S. Cash Collateral Fund (×)	13,538,129	13,538
State Street Securities Lending Quality Trust (×)	8,020,626	7,997

Total Other Securities (cost $21,559)		21,535

Total Investments - 115.1% (identified cost $150,042)		159,385

Other Assets and Liabilities, Net - (15.1%)		(20,908)

Net Assets - 100.0%		138,477

See accompanying notes which are an integral part of this quarterly report.

22	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	86	USD	4,723	09/10	86
S&P 500 Index (CME)	5	USD	1,373	09/10	41

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					127

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$13,590	$—	$—	$13,590
Consumer Staples	7,722	—	—	7,722
Energy	17,452	—	—	17,452
Financial Services	35,341	—	—	35,341
Health Care	10,820	—	—	10,820
Materials and Processing	8,978	—	—	8,978
Producer Durables	15,076	—	—	15,076
Technology	15,029	—	—	15,029
Utilities	7,763	—	—	7,763
Warrants & Rights	436	—	—	436
Short-Term Investments	—	5,643	—	5,643
Other Securities	—	21,535	—	21,535

Total Investments	132,207	27,178	—	159,385

Other Financial Instruments
Futures Contracts	127	—	—	127

Total Other Financial Instruments*	127	—	—	127

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Value Fund	23

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.6%
Consumer Discretionary - 14.4%
99 Cents Only Stores (Æ)(Ñ)	191,800	3,188
ABM Industries, Inc. (Ñ)	117,715	2,554
Aeropostale, Inc. (Æ)(Ñ)	119,955	3,410
Amerco, Inc. (Æ)	6,361	434
America’s Car-Mart, Inc. (Æ)(Ñ)	66,500	1,548
Arctic Cat, Inc. (Æ)	10,600	105
Asbury Automotive Group, Inc. (Æ)	79,387	1,069
Barnes & Noble, Inc. (Ñ)	23,700	307
Bebe Stores, Inc. (Ñ)	460,495	2,740
Big 5 Sporting Goods Corp.	7,500	103
BJ’s Restaurants, Inc. (Æ)(Ñ)	72,379	1,846
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	70,000	3,188
Bob Evans Farms, Inc. (Ñ)	29,200	766
BorgWarner, Inc. (Æ)	34,970	1,534
Bridgepoint Education, Inc. (Æ)(Ñ)	152,389	2,827
Brown Shoe Co., Inc.	30,000	439
Buckle, Inc. (The) (Ñ)	51,500	1,419
Build-A-Bear Workshop, Inc. Class A (Æ)(Ñ)	22,900	139
Burger King Holdings, Inc.	71,000	1,227
Callaway Golf Co. (Ñ)	368,855	2,490
Capella Education Co. (Æ)(Ñ)	30,060	2,793
Carter’s, Inc. (Æ)(Ñ)	32,614	791
Chico’s FAS, Inc. (Ñ)	169,400	1,587
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	42,088	6,225
Christopher & Banks Corp. (Ñ)	272,593	2,014
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	23,900	263
Columbia Sportswear Co.	53,482	2,621
Core-Mark Holding Co., Inc. (Æ)(Ñ)	6,100	186
CROCS, Inc. (Æ)(Ñ)	302,192	3,877
Darden Restaurants, Inc.	88,700	3,716
DeVry, Inc.	59,149	3,182
DG FastChannel, Inc. (Æ)(Ñ)	119,179	4,544
Dick’s Sporting Goods, Inc. (Æ)	157,270	4,138
Dillard’s, Inc. Class A (Ñ)	216,969	5,021
Dollar Tree, Inc. (Æ)	85,400	3,785
Elizabeth Arden, Inc. (Æ)(Ñ)	17,334	269
Expedia, Inc. (Ñ)	199,658	4,528
Fastenal Co. (Ñ)	82,840	4,066
Finish Line, Inc. (The) Class A (Ñ)	248,259	3,553
Foot Locker, Inc.	261,898	3,559
Fossil, Inc. (Æ)	41,300	1,635
Fred’s, Inc. Class A (Ñ)	44,877	486
Gentex Corp.	142,732	2,750
Grand Canyon Education, Inc. (Æ)(Ñ)	161,560	3,921
Group 1 Automotive, Inc. (Æ)(Ñ)	23,300	646
Guess?, Inc.	107,848	3,850
Gymboree Corp. (Æ)(Ñ)	37,600	1,628
Harman International Industries, Inc. (Æ)	76,061	2,313
Hasbro, Inc.	43,500	1,834
Haverty Furniture Cos., Inc.	3,300	40
hhgregg, Inc. (Æ)(Ñ)	149,519	3,034
Hillenbrand, Inc.	125,200	2,766
HOT Topic, Inc. (Ñ)	32,600	172

	Principal Amount ($) or Shares	Market Value $
Hyatt Hotels Corp. (Æ)	18,800	735
IAC/InterActiveCorp (Æ)	80,081	2,002
Insight Enterprises, Inc. (Æ)(Ñ)	6,900	101
Jakks Pacific, Inc. (Æ)(Ñ)	32,700	516
Jo-Ann Stores, Inc. (Æ)(Ñ)	12,051	505
John Wiley & Sons, Inc. Class A (Ñ)	33,000	1,300
Jones Apparel Group, Inc. (Ñ)	64,000	1,116
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	31,530	1,850
Kenneth Cole Productions, Inc. Class A (Æ)	200,836	2,697
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	35,035	178
Lifetime Brands, Inc. (Æ)	8,000	118
LKQ Corp. (Æ)	228,153	4,513
Lululemon Athletica, Inc. Class W (Æ)(Ñ)	66,703	2,767
Men’s Wearhouse, Inc. (The) (Ñ)	88,200	1,716
Meredith Corp. (Ñ)	550	17
MGM Resorts International (Æ)(Ñ)	208,108	2,260
Movado Group, Inc. (Æ)	21,200	241
MSC Industrial Direct Co. Class A	44,858	2,260
Multimedia Games, Inc. (Æ)	12,300	52
NetFlix, Inc. (Æ)	35,640	3,655
NVR, Inc. (Æ)	4,155	2,603
OfficeMax, Inc. (Æ)	183,119	2,617
Orient-Express Hotels, Ltd. Class A (Æ)(Ñ)	142,600	1,299
Panera Bread Co. Class A (Æ)(Ñ)	30,500	2,385
PC Connection, Inc. (Æ)	16,900	117
PF Chang’s China Bistro, Inc. (Ñ)	66,023	2,733
Phillips-Van Heusen Corp.	32,000	1,660
Rent-A-Center, Inc. Class A (Ñ)	123,100	2,707
Ross Stores, Inc. (Ñ)	35,500	1,869
Ryland Group, Inc. (Ñ)	38,800	633
Scholastic Corp. (Ñ)	33,600	851
Shoe Carnival, Inc. (Æ)(Ñ)	7,000	147
Skechers U.S.A., Inc. Class A (Æ)(Ñ)	61,700	2,288
Sonic Automotive, Inc. Class A (Æ)	27,200	269
Stage Stores, Inc. (Ñ)	167,000	1,837
Stanley Black & Decker, Inc.	23,700	1,375
Steven Madden, Ltd. (Æ)(Ñ)	161,481	6,238
Stewart Enterprises, Inc. Class A (Ñ)	466,800	2,507
Strayer Education, Inc. (Ñ)	17,130	4,101
Superior Industries International, Inc. (Ñ)	145,336	2,091
Tech Data Corp. (Æ)	22,300	882
Tempur-Pedic International, Inc. (Æ)(Ñ)	67,283	2,064
Thor Industries, Inc.	30,420	847
True Religion Apparel, Inc. (Æ)	60,000	1,475
Under Armour, Inc. Class A (Æ)(Ñ)	44,450	1,670
Urban Outfitters, Inc. (Æ)(Ñ)	112,712	3,625
VF Corp.	21,600	1,714
Vishay Precision Group, Inc. (Æ)(Ñ)	19,915	252
VistaPrint NV (Æ)	45,405	1,501
Warnaco Group, Inc. (The) (Æ)(Ñ)	53,105	2,218
Washington Post Co. (The) Class B	5,465	2,298
WESCO International, Inc. (Æ)(Ñ)	57,300	2,059
Whirlpool Corp.	13,500	1,125
WMS Industries, Inc. (Æ)	19,639	756
Wolverine World Wide, Inc. (Ñ)	84,700	2,422
Wyndham Worldwide Corp.	34,600	883

		211,843

24	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 3.1%
Alberto-Culver Co. Class B	105,373	3,084
Alliance One International, Inc. (Æ)(Ñ)	148,495	560
Andersons, Inc. (The)	85,971	2,955
Cal-Maine Foods, Inc.	41,286	1,304
Church & Dwight Co., Inc.	34,240	2,269
Constellation Brands, Inc. Class A (Æ)	265,100	4,523
Corn Products International, Inc.	139,200	4,641
Del Monte Foods Co.	219,900	3,052
Energizer Holdings, Inc. (Æ)	38,400	2,362
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	76,400	1,592
Green Mountain Coffee Roasters, Inc. (Æ)	159,610	4,914
Helen of Troy, Ltd. (Æ)	37,715	904
Lance, Inc.	201,100	4,249
Nash Finch Co.	19,700	775
Seneca Foods Corp. Class A (Æ)	5,292	162
Spartan Stores, Inc.	22,500	323
SUPERVALU, Inc. (Ñ)	146,200	1,649
Tootsie Roll Industries, Inc.	20,390	514
TreeHouse Foods, Inc. (Æ)(Ñ)	54,100	2,580
Tyson Foods, Inc. Class A	182,452	3,195
Winn-Dixie Stores, Inc. (Æ)(Ñ)	17,400	171

		45,778

Energy - 5.7%
Alpha Natural Resources, Inc. (Æ)	84,712	3,247
Berry Petroleum Co. Class A (Ñ)	142,900	4,261
Bill Barrett Corp. (Æ)(Ñ)	49,473	1,750
Boardwalk Pipeline Partners, LP	55,000	1,694
Bolt Technology Corp. (Æ)(Ñ)	107,553	1,018
Complete Production Services, Inc. (Æ)	107,827	2,076
Comstock Resources, Inc. (Æ)(Ñ)	124,456	3,150
Continental Resources, Inc. (Æ)(Ñ)	35,092	1,598
Core Laboratories NV (Ñ)	49,356	3,813
Dawson Geophysical Co. (Æ)(Ñ)	8,403	196
Dril-Quip, Inc. (Æ)(Ñ)	62,400	3,262
Dynegy, Inc. Class A (Æ)	94,080	334
El Paso Pipeline Partners, LP	62,900	1,981
Enbridge Energy Partners, LP Class A	33,700	1,829
Enterprise Products Partners, LP	49,500	1,871
EXCO Resources, Inc.	125,660	1,823
Exterran Holdings, Inc. (Æ)(Ñ)	97,371	2,597
Gulf Island Fabrication, Inc.	16,500	296
Helix Energy Solutions Group, Inc. (Æ)	118,252	1,110
Newfield Exploration Co. (Æ)	33,000	1,764
Oceaneering International, Inc. (Æ)	52,596	2,602
Oil States International, Inc. (Æ)	36,000	1,654
Ormat Technologies, Inc. (Ñ)	106,700	2,968
Parker Drilling Co. (Æ)	13,900	58
Patterson-UTI Energy, Inc. (Ñ)	317,338	5,214
Penn Virginia Corp. (Ñ)	197,409	3,751
Petroleum Development Corp. (Æ)	103,193	3,007
Precision Drilling Corp. (Æ)(Ñ)	277,568	2,096
Rosetta Resources, Inc. (Æ)(Ñ)	187,360	4,135
Rowan Cos., Inc. (Æ)(Ñ)	71,694	1,811
Sunoco, Inc.	65,667	2,342
Swift Energy Co. (Æ)	25,600	664

	Principal Amount ($) or Shares	Market Value $
Tesoro Corp.	122,300	1,579
Tetra Technologies, Inc. (Æ)	3,100	32
Unit Corp. (Æ)	70,728	2,893
USEC, Inc. (Æ)	26,600	147
W&T Offshore, Inc. (Ñ)	165,471	1,524
Walter Energy, Inc. Class A	31,086	2,216
Whiting Petroleum Corp. (Æ)	61,224	5,388
Willbros Group, Inc. (Æ)(Ñ)	41,700	382

		84,133

Financial Services - 16.8%
Advance America Cash Advance Centers, Inc.	39,000	154
Affiliated Managers Group, Inc. (Æ)(Ñ)	115,707	8,196
American Capital Agency Corp. (ö)(Ñ)	131,800	3,627
American Equity Investment Life Holding Co. (Ñ)	209,451	2,262
American Financial Group, Inc.	58,000	1,709
American National Insurance Co.	4,200	329
American Safety Insurance Holdings, Ltd. (Æ)(Ñ)	1,000	17
Ameriprise Financial, Inc.	52,616	2,230
Apollo Commercial Real Estate Finance, Inc. (ö)(Ñ)	9,235	156
Apollo Investment Corp. (Ñ)	42,200	426
Arch Capital Group, Ltd. (Æ)	41,000	3,209
Ares Capital Corp.	369,715	5,180
Argo Group International Holdings, Ltd.	23,200	722
Artio Global Investors, Inc. Class A (Ñ)	202,134	3,248
Aspen Insurance Holdings, Ltd.	69,700	1,906
BancorpSouth, Inc. (Ñ)	149,400	2,190
Banner Corp.	11,377	27
BioMed Realty Trust, Inc. (ö)(Ñ)	133,761	2,413
BOK Financial Corp. (Ñ)	100,700	4,905
Boston Private Financial Holdings, Inc. (Ñ)	346,938	2,293
Boston Properties, Inc. (ö)	12,500	1,024
Brandywine Realty Trust (ö)	65,700	746
BRE Properties, Inc. Class A (ö)(Ñ)	8,200	340
Brookline Bancorp, Inc. (Ñ)	173,327	1,678
Camden Property Trust (ö)	25,709	1,170
CBL & Associates Properties, Inc. (ö)	87,200	1,227
Chimera Investment Corp. (ö)	531,200	2,056
City National Corp.	29,000	1,643
CNA Surety Corp. (Æ)	93,520	1,613
Cogdell Spencer, Inc. (ö)	324,000	2,407
Cohen & Steers, Inc. (Ñ)	5,554	124
Colonial Properties Trust (ö)(Ñ)	318,963	5,142
Commerce Bancshares, Inc.	9,700	380
CommonWealth REIT (ö)	28,103	729
Community Bank System, Inc. (Ñ)	86,400	2,138
Community Trust Bancorp, Inc. (Ñ)	8,000	220
Cousins Properties, Inc. (ö)	83,000	569
CVB Financial Corp. (Ñ)	224,922	2,290
Cypress Sharpridge Investments, Inc. (ö)	49,800	657
DCT Industrial Trust, Inc. (ö)(Ñ)	115,600	542
DiamondRock Hospitality Co. (ö)(Ñ)	237,351	2,203
Dime Community Bancshares	96,100	1,259

Russell U.S. Small & Mid Cap Fund	25

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Duff & Phelps Corp. Class A	265,735	2,881
East West Bancorp, Inc.	47,200	736
Endurance Specialty Holdings, Ltd.	43,200	1,667
Equifax, Inc.	52,500	1,645
Equity One, Inc. (ö)	26,500	452
Extra Space Storage, Inc. (ö)	49,600	769
Ezcorp, Inc. Class A (Æ)(Ñ)	155,718	3,099
Factset Research Systems, Inc. (Ñ)	39,462	2,960
FBL Financial Group, Inc. Class A	7,400	168
FBR Capital Markets Corp. (Æ)	28,316	93
Federal Realty Investment Trust (ö)	14,700	1,149
FelCor Lodging Trust, Inc. (Æ)(ö)	68,700	407
First Financial Bancorp	111,300	1,770
First Horizon National Corp. (Æ)(Ñ)	137,349	1,575
First Industrial Realty Trust, Inc. (Æ)(ö)(Ñ)	89,600	378
First Mercury Financial Corp.	7,700	88
First Niagara Financial Group, Inc. (Ñ)	82,100	1,101
First Potomac Realty Trust (ö)	25,900	401
FirstMerit Corp. (Ñ)	157,400	3,102
Flagstone Reinsurance Holdings SA	7,528	83
Flushing Financial Corp. (Ñ)	13,100	163
FPIC Insurance Group, Inc. (Æ)	1,200	35
Franklin Street Properties Corp. (ö)	219,585	2,681
Fulton Financial Corp.	310,800	2,831
Glacier Bancorp, Inc. (Ñ)	168,864	2,698
Glimcher Realty Trust (ö)(Ñ)	31,143	207
Global Payments, Inc.	16,074	606
Greenhill & Co., Inc. (Ñ)	36,731	2,500
Hallmark Financial Services (Æ)	1,300	13
Hancock Holding Co. (Ñ)	120,271	3,669
Hatteras Financial Corp. (ö)	65,800	1,950
HCC Insurance Holdings, Inc.	51,200	1,337
Hercules Technology Growth Capital, Inc. (Ñ)	22,000	230
Hersha Hospitality Trust (ö)	44,600	227
Hilltop Holdings, Inc. (Æ)	29,600	308
Horace Mann Educators Corp. (Ñ)	41,200	693
Hospitality Properties Trust (ö)(Ñ)	46,900	959
Iberiabank Corp. (Ñ)	81,800	4,250
Independent Bank Corp. (Ñ)	48,400	1,152
Infinity Property & Casualty Corp.	5,600	269
IntercontinentalExchange, Inc. (Æ)	26,181	2,765
Invesco Mortgage Capital, Inc. (ö)(Ñ)	181,700	3,698
Investment Technology Group, Inc. (Æ)	7,700	121
Jones Lang LaSalle, Inc.	11,000	852
Kilroy Realty Corp. (ö)(Ñ)	53,200	1,786
Knight Capital Group, Inc. Class A (Æ)	272,077	3,912
LaSalle Hotel Properties (ö)(Ñ)	103,646	2,459
Lazard, Ltd. Class A	123,050	3,651
Lexington Realty Trust (ö)(Ñ)	105,818	680
Mack-Cali Realty Corp. (ö)	44,500	1,434
Markel Corp. (Æ)	500	169
MarketAxess Holdings, Inc.	100,555	1,430
Meadowbrook Insurance Group, Inc.	12,300	113
Medical Properties Trust, Inc. (ö)	388,806	3,865
MFA Financial, Inc. (ö)(Ñ)	241,700	1,774
Montpelier Re Holdings, Ltd. (Ñ)	89,700	1,459

	Principal Amount ($) or Shares	Market Value $
MSCI, Inc. Class A (Æ)	119,878	3,868
MVC Capital, Inc.	3,012	39
National Financial Partners Corp. (Æ)(Ñ)	175,633	1,885
Nelnet, Inc. Class A (Ñ)	55,500	1,119
NewAlliance Bancshares, Inc. (Ñ)	222,700	2,710
Och-Ziff Capital Management Group LLC (Ñ)	166,002	2,281
Ocwen Financial Corp. (Æ)	59,900	633
Old National Bancorp (Ñ)	311,300	3,275
Omega Healthcare Investors, Inc. (ö)	85,500	1,879
OneBeacon Insurance Group, Ltd. Class A	18,444	293
Park National Corp.	25,621	1,719
Parkway Properties, Inc. (ö)(Ñ)	23,400	391
PennantPark Investment Corp. (Ñ)	322,307	3,387
Piper Jaffray Cos. (Æ)(Ñ)	67,812	2,115
Platinum Underwriters Holdings, Ltd. (Ñ)	85,215	3,330
Post Properties, Inc. (ö)(Ñ)	64,102	1,633
Presidential Life Corp.	5,524	54
Prosperity Bancshares, Inc. (Ñ)	48,200	1,633
Provident New York Bancorp (Ñ)	3,900	36
PS Business Parks, Inc. (ö)	14,500	842
Raymond James Financial, Inc.	102,838	2,744
Regency Centers Corp. (ö)(Ñ)	14,200	536
Renasant Corp. (Ñ)	13,100	200
Resource Capital Corp. (ö)(Ñ)	280,920	1,714
SeaBright Holdings, Inc.	5,986	49
Selective Insurance Group, Inc.	140,477	2,186
Signature Bank NY (Æ)	62,840	2,416
SL Green Realty Corp. (ö)	29,100	1,753
Southside Bancshares, Inc. (Ñ)	2,069	39
Sovran Self Storage, Inc. (ö)	57,400	2,112
StanCorp Financial Group, Inc.	32,400	1,221
StellarOne Corp. (Ñ)	193,857	2,631
Sterling Bancorp (Ñ)	18,203	178
Sterling Bancshares, Inc. (Ñ)	674,620	3,501
SVB Financial Group (Æ)(Ñ)	65,749	2,840
SWS Group, Inc.	232,100	2,024
Symetra Financial Corp.	243,500	2,839
Taubman Centers, Inc. (ö)	21,800	894
Territorial Bancorp, Inc.	300	5
Texas Capital Bancshares, Inc. (Æ)(Ñ)	124,500	2,078
Textainer Group Holdings, Ltd. (Ñ)	131,378	3,587
TICC Capital Corp.	1,200	11
Transatlantic Holdings, Inc.	30,800	1,473
Trustmark Corp. (Ñ)	158,571	3,489
UMB Financial Corp. (Ñ)	71,908	2,705
Umpqua Holdings Corp. (Ñ)	122,900	1,540
United Financial Bancorp, Inc.	9,100	136
United Fire & Casualty Co.	3,743	80
Unitrin, Inc.	11,218	312
Unum Group	77,000	1,757
ViewPoint Financial Group	21,541	209
Washington Federal, Inc.	141,037	2,454
Webster Financial Corp. (Ñ)	46,500	867
Wesco Financial Corp.	4,525	1,534
Western Alliance Bancorp (Æ)	19,600	143
White Mountains Insurance Group, Ltd.	2,029	637

26	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Whitney Holding Corp. (Ñ)	205,822	1,671
Willis Group Holdings PLC	53,000	1,622
Wilshire Bancorp, Inc. (Ñ)	12,036	91

		246,226

Health Care - 10.8%
Affymetrix, Inc. (Æ)(Ñ)	47,200	231
Albany Molecular Research, Inc. (Æ)	253,818	1,650
Alexion Pharmaceuticals, Inc. (Æ)	52,636	2,861
Allscripts-Misys Healthcare Solutions, Inc. (Æ)	62,298	1,040
Amedisys, Inc. (Æ)(Ñ)	68,715	1,805
AMERIGROUP Corp. Class A (Æ)	32,800	1,173
Analogic Corp. (Ñ)	79,793	3,628
Angiodynamics, Inc. (Æ)(Ñ)	15,300	236
Assisted Living Concepts, Inc. (Æ)	33,400	1,051
Brookdale Senior Living, Inc. (Æ)	189,387	2,685
Catalyst Health Solutions, Inc. (Æ)(Ñ)	105,098	3,634
Centene Corp. (Æ)(Ñ)	60,500	1,289
Cephalon, Inc. (Æ)	28,000	1,589
Cerner Corp. (Æ)(Ñ)	20,900	1,619
Conmed Corp. (Æ)	85,257	1,639
Cooper Cos., Inc. (The) (Ñ)	67,905	2,639
Coventry Health Care, Inc. (Æ)	96,600	1,916
Cynosure, Inc. Class A (Æ)	144,506	1,485
Emergency Medical Services Corp. Class A (Æ)	42,500	1,901
Endo Pharmaceuticals Holdings, Inc. (Æ)	72,000	1,729
Ensign Group, Inc. (The)	16,313	294
Exelixis, Inc. (Æ)	51,883	162
Gentiva Health Services, Inc. (Æ)	74,385	1,535
Greatbatch, Inc. (Æ)(Ñ)	101,983	2,303
Harvard Bioscience, Inc. (Æ)(Ñ)	402,672	1,454
Health Management Associates, Inc. Class A (Æ)	533,248	3,818
Health Net, Inc. (Æ)	181,400	4,272
Healthsouth Corp. (Æ)(Ñ)	108,696	2,012
Healthspring, Inc. (Æ)(Ñ)	190,115	3,574
Hill-Rom Holdings, Inc.	33,700	1,113
HMS Holdings Corp. (Æ)	113,202	6,376
Humana, Inc. (Æ)	63,200	2,972
Icon PLC - ADR (Æ)	215,941	5,096
IDEXX Laboratories, Inc. (Æ)(Ñ)	54,424	3,197
Illumina, Inc. (Æ)(Ñ)	188,195	8,437
Impax Laboratories, Inc. (Æ)	80,500	1,319
Invacare Corp.	32,700	779
Kindred Healthcare, Inc. (Æ)(Ñ)	120,174	1,598
King Pharmaceuticals, Inc. (Æ)	208,400	1,826
Life Technologies Corp. (Æ)	8,541	367
LifePoint Hospitals, Inc. (Æ)	25,100	776
Magellan Health Services, Inc. (Æ)	53,800	2,264
MedAssets, Inc. (Æ)(Ñ)	63,700	1,491
Medicines Co. (The) (Æ)(Ñ)	58,973	543
Mednax, Inc. (Æ)	39,234	1,850
Meridian Bioscience, Inc. (Ñ)	202,000	3,880
Molina Healthcare, Inc. (Æ)(Ñ)	60,100	1,792
NuVasive, Inc. (Æ)(Ñ)	111,386	3,650

	Principal Amount ($) or Shares	Market Value $
Omnicare, Inc.	48,700	1,199
OSI Systems, Inc. (Æ)(Ñ)	78,579	2,184
Palomar Medical Technologies, Inc. (Æ)	7,342	82
Par Pharmaceutical Cos., Inc. (Æ)	129,000	3,406
Patterson Cos., Inc.	160,426	4,280
PerkinElmer, Inc.	87,920	1,711
Perrigo Co.	44,500	2,492
PharMerica Corp. (Æ)	25,900	338
RehabCare Group, Inc. (Æ)(Ñ)	106,128	2,249
Res-Care, Inc. (Æ)	5,541	54
Salix Pharmaceuticals, Ltd. (Æ)(Ñ)	166,081	7,043
Sun Healthcare Group, Inc. (Æ)(Ñ)	53,100	440
SXC Health Solutions Corp. (Æ)	115,365	7,833
Symmetry Medical, Inc. (Æ)	123,489	1,202
Techne Corp.	39,272	2,293
Triple-S Management Corp. (Æ)	11,300	225
United Therapeutics Corp. (Æ)(Ñ)	87,090	4,258
Universal American Corp. (Æ)(Ñ)	45,900	768
Viropharma, Inc. (Æ)(Ñ)	163,400	2,152
Vital Images, Inc. (Æ)	3,100	46
Volcano Corp. (Æ)	74,024	1,634
Watson Pharmaceuticals, Inc. Class B (Æ)	84,200	3,410
WebMD Health Corp. Class A (Æ)	30,165	1,396
West Pharmaceutical Services, Inc. (Ñ)	89,900	3,267

		158,512

Materials and Processing - 6.9%
A Schulman, Inc.	162,500	3,183
Aceto Corp.	4,099	28
Agrium, Inc.	29,800	1,877
Albemarle Corp.	63,500	2,770
Allegheny Technologies, Inc. (Ñ)	34,736	1,654
Apogee Enterprises, Inc.	182,300	2,053
Arch Chemicals, Inc. (Ñ)	46,600	1,597
Ashland, Inc.	88,400	4,495
Belden, Inc. (Ñ)	66,000	1,577
Brady Corp. Class A	86,900	2,417
Cabot Corp.	108,384	3,197
Comfort Systems USA, Inc.	80,200	915
Commercial Metals Co.	265,310	3,818
Cytec Industries, Inc.	172,733	8,623
Domtar Corp.	8,000	468
Ferro Corp. (Æ)(Ñ)	262,131	2,797
Fushi Copperweld, Inc. (Æ)	151,589	1,282
General Cable Corp. (Æ)	59,500	1,579
Gibraltar Industries, Inc. (Æ)(Ñ)	15,600	168
Griffon Corp. (Æ)	27,100	368
Haynes International, Inc. (Ñ)	6,900	232
HB Fuller Co. (Ñ)	94,650	1,935
Headwaters, Inc. (Æ)(Ñ)	65,600	227
Horsehead Holding Corp. (Æ)	170,283	1,304
Huntsman Corp.	133,500	1,398
Insteel Industries, Inc. (Ñ)	106,000	985
Interline Brands, Inc. (Æ)(Ñ)	81,600	1,476
Kaiser Aluminum Corp. (Ñ)	110,055	4,512
Koppers Holdings, Inc. (Ñ)	142,450	3,539
Kraton Performance Polymers, Inc. (Æ)	23,441	550

Russell U.S. Small & Mid Cap Fund	27

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Methanex Corp.	68,500	1,536
Minerals Technologies, Inc. (Ñ)	53,500	2,791
Mueller Water Products, Inc. Class A	465,000	1,767
Neenah Paper, Inc. (Ñ)	5,900	106
Olympic Steel, Inc. (Ñ)	13,800	351
OM Group, Inc. (Æ)(Ñ)	116,274	3,139
Pan American Silver Corp.	81,372	1,868
PH Glatfelter Co. (Ñ)	10,100	115
PolyOne Corp. (Æ)(Ñ)	76,500	789
Quanex Building Products Corp.	18,125	319
Reliance Steel & Aluminum Co.	28,300	1,112
RPM International, Inc.	147,698	2,772
RTI International Metals, Inc. (Æ)	73,702	2,092
Scotts Miracle-Gro Co. (The) Class A	61,173	2,952
Sensient Technologies Corp. (Ñ)	44,500	1,311
Sims Metal Management, Ltd. - ADR	125,670	2,013
Steel Dynamics, Inc.	107,116	1,534
SuperGen, Inc. (Æ)	11,000	22
Thompson Creek Metals Co., Inc. (Æ)	142,565	1,326
Timken Co.	17,000	572
Titanium Metals Corp. (Æ)	72,594	1,607
Universal Forest Products, Inc.	69,700	2,159
Universal Stainless & Alloy (Æ)	41,501	947
Valspar Corp. (Ñ)	80,000	2,513
Watsco, Inc. (Ñ)	41,361	2,304
Westlake Chemical Corp.	29,800	737
WR Grace & Co. (Æ)(Ñ)	79,203	2,033

		101,811

Producer Durables - 16.7%
AAR Corp. (Æ)	28,300	475
Accretive Health, Inc. (Æ)	100,190	1,191
Actuant Corp. Class A (Ñ)	138,159	2,849
AGCO Corp. (Æ)	106,155	3,690
Aircastle, Ltd.	28,200	258
Alaska Air Group, Inc. (Æ)(Ñ)	80,200	4,138
Albany International Corp. Class A	17,300	317
Alexander & Baldwin, Inc.	134,939	4,527
AM Castle & Co. (Æ)	6,546	97
Ametek, Inc.	24,000	1,063
AO Smith Corp. (Ñ)	34,700	1,897
Applied Industrial Technologies, Inc.	112,300	3,144
Arkansas Best Corp. (Ñ)	22,800	515
Astec Industries, Inc. (Æ)(Ñ)	65,794	2,063
Avery Dennison Corp.	9,900	355
Barnes Group, Inc.	162,400	2,985
BE Aerospace, Inc. (Æ)	63,000	1,852
Briggs & Stratton Corp. (Ñ)	159,200	3,020
Brink’s Co. (The)	130,300	2,854
Bristow Group, Inc. (Æ)(Ñ)	66,748	2,231
Bucyrus International, Inc. Class A	43,500	2,707
CAI International, Inc. (Æ)	65,911	861
CDI Corp.	6,200	104
Celadon Group, Inc. (Æ)	7,400	116
Ceradyne, Inc. (Æ)(Ñ)	88,512	2,058
Chart Industries, Inc. (Æ)(Ñ)	107,434	1,913
Chicago Bridge & Iron Co. NV (Æ)	133,180	2,998

	Principal Amount ($) or Shares	Market Value $
Compass Diversified Holdings (Ñ)	99,100	1,493
Consolidated Graphics, Inc. (Æ)(Ñ)	14,624	628
Convergys Corp. (Æ)	21,605	241
Copart, Inc. (Æ)	108,484	3,953
CoreLogic, Inc. (Æ)	74,400	1,490
Corporate Executive Board Co. (The) (Ñ)	71,600	2,017
CRA International, Inc. (Æ)	2,189	42
Crane Co.	30,100	1,070
Cross Country Healthcare, Inc. (Æ)(Ñ)	14,400	128
Cubic Corp. (Ñ)	14,600	592
Curtiss-Wright Corp. (Ñ)	139,100	4,213
Dover Corp.	26,000	1,247
Ducommun, Inc. (Ñ)	70,000	1,462
Dycom Industries, Inc. (Æ)	38,600	349
Eagle Bulk Shipping, Inc. (Æ)(Ñ)	51,200	248
Electro Rent Corp. (Ñ)	124,024	1,712
Electronics for Imaging, Inc. (Æ)(Ñ)	28,317	302
EMCOR Group, Inc. (Æ)(Ñ)	53,900	1,402
EnerSys (Æ)(Ñ)	99,910	2,420
Ennis, Inc. (Ñ)	98,703	1,670
EnPro Industries, Inc. (Æ)(Ñ)	51,112	1,531
Esterline Technologies Corp. (Æ)(Ñ)	69,000	3,542
ExlService Holdings, Inc. (Æ)	86,285	1,608
Flowserve Corp.	4,900	486
Foster Wheeler AG (Æ)	130,561	3,006
Franklin Electric Co., Inc.	89,152	2,741
G&K Services, Inc. Class A (Ñ)	117,130	2,726
GATX Corp. (Ñ)	56,200	1,588
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	105,446	4,311
Granite Construction, Inc. (Ñ)	122,700	2,853
Harsco Corp.	6,300	146
Heidrick & Struggles International, Inc.	14,500	291
HUB Group, Inc. Class A (Æ)(Ñ)	152,010	4,887
Insituform Technologies, Inc. Class A (Æ)(Ñ)	64,544	1,478
Jacobs Engineering Group, Inc. (Æ)	33,100	1,211
JB Hunt Transport Services, Inc.	268,509	9,529
Joy Global, Inc.	156,383	9,284
Kadant, Inc. (Æ)	3,200	62
Kansas City Southern (Æ)	120,800	4,433
KBR, Inc.	177,755	3,978
Kelly Services, Inc. Class A (Æ)(Ñ)	17,100	253
Kennametal, Inc. (Ñ)	83,390	2,284
Knight Transportation, Inc. (Ñ)	169,911	3,555
Landstar System, Inc.	33,597	1,362
Layne Christensen Co. (Æ)(Ñ)	91,856	2,316
Lexmark International, Inc. Class A (Æ)	63,800	2,345
Littelfuse, Inc. (Æ)	20,300	723
LMI Aerospace, Inc. (Æ)	23,414	403
M&F Worldwide Corp. (Æ)	21,900	617
Manpower, Inc.	53,208	2,553
McDermott International, Inc. (Æ)	134,807	3,169
Measurement Specialties, Inc. (Æ)	4,010	67
Monster Worldwide, Inc. (Æ)(Ñ)	86,280	1,184
Moog, Inc. Class A (Æ)	10,600	380
NACCO Industries, Inc. Class A (Ñ)	4,798	427
Nalco Holding Co.	84,283	2,056

28	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

On Assignment, Inc. (Æ)	13,400	65
Oshkosh Corp. (Æ)(Ñ)	92,800	3,190
Overseas Shipholding Group, Inc.	36,050	1,414
Pentair, Inc.	77,436	2,648
PHI, Inc. (Æ)(Ñ)	73,801	1,173
Regal-Beloit Corp.	23,569	1,434
Resources Connection, Inc.	46,200	600
Robbins & Myers, Inc. (Ñ)	94,914	2,251
Robert Half International, Inc. (Ñ)	109,294	2,752
Roper Industries, Inc. (Ñ)	95,958	5,997
RR Donnelley & Sons Co.	100,300	1,692
Rural/Metro Corp. (Æ)	19,543	177
Ryder System, Inc.	96,700	4,223
Safe Bulkers, Inc.	157,020	1,231
Saia, Inc. (Æ)	14,399	217
Sensata Technologies Holding NV (Æ)	118,598	1,921
SFN Group, Inc. (Æ)	38,500	288
Shaw Group, Inc. (The) (Æ)	32,600	1,045
Skywest, Inc. (Ñ)	296,400	3,690
Southwest Airlines Co.	156,646	1,888
SPX Corp.	24,118	1,437
StealthGas, Inc. (Æ)	193,809	893
Steelcase, Inc. Class A (Ñ)	342,400	2,366
TAL International Group, Inc. (Ñ)	60,016	1,617
Teekay Corp.	22,800	630
Teledyne Technologies, Inc. (Æ)(Ñ)	66,100	2,712
Terex Corp. (Æ)(Ñ)	75,000	1,481
Tidewater, Inc. (Ñ)	35,000	1,434
TransDigm Group, Inc.	49,791	2,697
Trinity Industries, Inc. (Ñ)	88,200	1,797
Triumph Group, Inc. (Ñ)	94,900	7,203
Tsakos Energy Navigation, Ltd. (Ñ)	242,500	3,584
Tutor Perini Corp. (Æ)(Ñ)	53,600	1,033
Unifirst Corp. (Ñ)	44,854	1,972
URS Corp. (Æ)	101,258	4,090
UTi Worldwide, Inc.	159,280	2,327
VSE Corp.	12,397	440
Wabtec Corp. (Ñ)	115,493	5,152
Watts Water Technologies, Inc. Class A (Ñ)	26,900	866
Werner Enterprises, Inc. (Ñ)	56,700	1,306
Woodward Governor Co. (Ñ)	78,043	2,360

		245,635

Technology - 16.6%
AboveNet, Inc. (Æ)	29,668	1,578
Acme Packet, Inc. (Æ)	86,305	2,439
ADTRAN, Inc. (Ñ)	131,521	4,153
Amdocs, Ltd. (Æ)	94,200	2,574
Amkor Technology, Inc. (Æ)(Ñ)	135,500	782
Amphenol Corp. Class A	168,125	7,532
Anadigics, Inc. (Æ)(Ñ)	34,800	153
Ansys, Inc. (Æ)	217,128	9,760
AOL, Inc. (Æ)	38,600	808
ArcSight, Inc. (Æ)(Ñ)	167,000	4,177
Ariba, Inc. (Æ)(Ñ)	263,817	4,213
Arris Group, Inc. (Æ)(Ñ)	176,450	1,645
Arrow Electronics, Inc. (Æ)	65,500	1,624

	Principal Amount ($) or Shares	Market Value $
Aruba Networks, Inc. (Æ)(Ñ)	293,657	4,986
Aviat Networks, Inc. (Æ)(Ñ)	56,711	229
Avid Technology, Inc. (Æ)(Ñ)	22,800	295
Avnet, Inc. (Æ)	64,000	1,610
AVX Corp.	223,500	3,147
Benchmark Electronics, Inc. (Æ)(Ñ)	58,465	976
Black Box Corp. (Ñ)	17,800	542
Check Point Software Technologies, Ltd. (Æ)	57,000	1,939
Ciber, Inc. (Æ)(Ñ)	49,500	165
Cogent, Inc. (Æ)(Ñ)	140,781	1,266
Cognex Corp. (Ñ)	50,544	943
Coherent, Inc. (Æ)(Ñ)	80,868	2,994
Cohu, Inc. (Ñ)	142,680	2,237
Concur Technologies, Inc. (Æ)(Ñ)	177,604	8,220
Cree, Inc. (Æ)(Ñ)	25,685	1,820
CSG Systems International, Inc. (Æ)	111,388	2,101
Cypress Semiconductor Corp. (Æ)	278,525	2,952
Digi International, Inc. (Æ)(Ñ)	4,500	37
DSP Group, Inc. (Æ)	6,358	44
Earthlink, Inc. (Ñ)	435,300	3,844
Electro Scientific Industries, Inc. (Æ)	268,776	3,086
Emulex Corp. (Æ)	130,117	1,132
Entegris, Inc. (Æ)	280,500	1,293
Equinix, Inc. (Æ)(Ñ)	107,671	10,068
Exar Corp. (Æ)	6,500	45
Extreme Networks (Æ)	75,400	216
F5 Networks, Inc. (Æ)	92,050	8,085
Fairchild Semiconductor International, Inc. Class A (Æ)	183,000	1,662
Flextronics International, Ltd. (Æ)	442,435	2,752
Fortinet, Inc. (Æ)	124,765	2,247
Hittite Microwave Corp. (Æ)(Ñ)	146,005	6,710
Imation Corp. (Æ)(Ñ)	24,400	227
Informatica Corp. (Æ)	231,904	6,987
Infospace, Inc. (Æ)	19,451	152
Ingram Micro, Inc. Class A (Æ)	103,400	1,709
Integrated Device Technology, Inc. (Æ)	126,000	732
Internap Network Services Corp. (Æ)	94,912	444
International Rectifier Corp. (Æ)	199,998	3,906
Intersil Corp. Class A (Ñ)	283,700	3,223
Intevac, Inc. (Æ)	11,062	122
Lam Research Corp. (Æ)	121,288	5,117
Lattice Semiconductor Corp. (Æ)	419,700	2,334
LSI Corp. (Æ)	375,800	1,514
MaxLinear, Inc. (Æ)	78,130	977
MEMC Electronic Materials, Inc. (Æ)(Ñ)	141,988	1,357
Methode Electronics, Inc. (Ñ)	52,660	562
MICROS Systems, Inc. (Æ)	130,359	4,664
Microsemi Corp. (Æ)	174,137	2,779
MKS Instruments, Inc. (Æ)	100,592	2,159
Molex, Inc. (Ñ)	91,838	1,810
National Semiconductor Corp.	274,742	3,791
Ness Technologies, Inc. (Æ)	25,300	113
Netezza Corp. (Æ)(Ñ)	101,650	1,576
Netlogic Microsystems, Inc. (Æ)(Ñ)	164,235	4,855
Newport Corp. (Æ)	22,000	280

Russell U.S. Small & Mid Cap Fund	29

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NICE Systems, Ltd. - ADR (Æ)	167,553	4,804
Novellus Systems, Inc. (Æ)	164,800	4,402
Pegasystems, Inc. (Ñ)	94,815	2,916
Perceptron, Inc. (Æ)	30,248	142
QLogic Corp. (Æ)	262,370	4,177
Radisys Corp. (Æ)	2,700	27
RealNetworks, Inc. (Æ)(Ñ)	75,631	251
RF Micro Devices, Inc. (Æ)(Ñ)	312,850	1,305
Rovi Corp. (Æ)(Ñ)	155,110	6,902
Salesforce.com, Inc. (Æ)	28,000	2,771
SBA Communications Corp. Class A (Æ)(Ñ)	117,326	4,245
Seachange International, Inc. (Æ)	17,188	154
Sigma Designs, Inc. (Æ)	27,800	285
Silicon Image, Inc. (Æ)(Ñ)	75,300	321
Silicon Laboratories, Inc. (Æ)(Ñ)	78,332	3,137
Siliconware Precision Industries Co. - ADR (Ñ)	168,200	821
Skyworks Solutions, Inc. (Æ)	147,640	2,588
Smith Micro Software, Inc. (Æ)(Ñ)	184,758	1,816
Standard Microsystems Corp. (Æ)(Ñ)	14,840	327
SuccessFactors, Inc. (Æ)	150,775	3,062
Sycamore Networks, Inc. (Ñ)	15,800	368
Symmetricom, Inc. (Æ)	5,100	27
Synopsys, Inc. (Æ)	83,800	1,830
Taleo Corp. Class A (Æ)(Ñ)	61,600	1,515
Tekelec (Æ)(Ñ)	121,165	1,713
Tellabs, Inc.	571,281	3,988
THQ, Inc. (Æ)(Ñ)	66,500	303
Tier Technologies, Inc. Class B (Æ)(Ñ)	196,170	1,289
Trident Microsystems, Inc. (Æ)(Ñ)	49,600	89
Ultimate Software Group, Inc. (Æ)(Ñ)	56,250	1,815
Unisys Corp. (Æ)(Ñ)	33,000	891
United Online, Inc.	536,491	3,391
Varian Semiconductor Equipment Associates, Inc. (Æ)	80,320	2,270
VeriFone Systems, Inc. (Æ)(Ñ)	182,707	3,998
Verint Systems, Inc. (Æ)	64,186	1,457
Vishay Intertechnology, Inc. (Æ)	278,812	2,367
Volterra Semiconductor Corp. (Æ)	63,012	1,419
Zoran Corp. (Æ)(Ñ)	30,731	264

		243,918

Utilities - 3.6%
AGL Resources, Inc.	67,600	2,569
Allete, Inc. (Ñ)	113,155	4,080
Atmos Energy Corp.	59,600	1,728
California Water Service Group	1,700	60
Chesapeake Utilities Corp.	6,300	209
DPL, Inc.	16,600	420
Energen Corp.	38,800	1,724
Idacorp, Inc. (Ñ)	35,600	1,254
IDT Corp. (Æ)	79,232	1,467
Integrys Energy Group, Inc. (Ñ)	24,400	1,155
Laclede Group, Inc. (The) (Ñ)	16,369	572
MDU Resources Group, Inc.	62,200	1,229

	Principal Amount ($) or Shares	Market Value $
Mirant Corp. (Æ)	1,800	20
New Jersey Resources Corp. (Ñ)	35,299	1,318
NII Holdings, Inc. (Æ)	87,365	3,273
NiSource, Inc.	205,700	3,394
NorthWestern Corp.	20,300	573
NV Energy, Inc.	121,100	1,538
Otter Tail Corp. (Ñ)	180,941	3,718
Piedmont Natural Gas Co., Inc. (Ñ)	80,000	2,130
Pinnacle West Capital Corp.	53,400	2,034
PNM Resources, Inc. (Ñ)	91,100	1,078
Portland General Electric Co. (Ñ)	254,900	4,869
Shaw Communications, Inc. (Ñ)	92,000	1,802
Southern Union Co.	67,200	1,517
Southwest Gas Corp. (Ñ)	45,675	1,469
UGI Corp.	92,700	2,499
UIL Holdings Corp.	18,100	493
US Cellular Corp. (Æ)	6,300	296
Vectren Corp.	114,205	2,829
Westar Energy, Inc. (Ñ)	75,600	1,805

		53,122

Total Common Stocks (cost $1,247,798)		1,390,978

Short- Term Investments - 4.9%
Russell U.S. Cash Management Fund (£)	72,883,758	72,884

Total Short-Term Investments (cost $72,884)		72,884

Other Securities - 24.3%
Russell U.S. Cash Collateral Fund (×)	224,436,537	224,437
State Street Securities Lending Quality Trust (×)	132,966,781	132,551

Total Other Securities (cost $357,404)		356,988

Total Investments - 123.8% (identified cost $1,678,086)		1,820,850

Other Assets and Liabilities, Net - (23.8%)		(350,048)

Net Assets - 100.0%		1,470,802

See accompanying notes which are an integral part of this quarterly report.

30	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	1,187	USD	77,108	09/10	4,065

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					4,065

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$211,843	$—	$—	$211,843
Consumer Staples	45,778	—	—	45,778
Energy	84,133	—	—	84,133
Financial Services	246,226	—	—	246,226
Health Care	158,512	—	—	158,512
Materials and Processing	101,811	—	—	101,811
Producer Durables	245,635	—	—	245,635
Technology	243,918	—	—	243,918
Utilities	53,122	—	—	53,122
Short-Term Investments	—	72,884	—	72,884
Other Securities	—	356,988	—	356,988

Total Investments	1,390,978	429,872	—	1,820,850

Other Financial Instruments
Futures Contracts	4,065	—	—	4,065

Total Other Financial Instruments*	4,065	—	—	4,065

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Reports.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small & Mid Cap Fund	31

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.5%
Australia - 3.6%
Amcor, Ltd.	2,924,762	17,358
AMP, Ltd.	601,972	2,886
Ansell, Ltd. - GDR	91,588	1,065
Arrow Energy, Ltd. (Æ)	24,222	103
ASX, Ltd.	4,999	131
Australia & New Zealand Banking Group, Ltd.	418,654	8,730
AXA Asia Pacific Holdings, Ltd.	40,139	197
BGP Holdings PLC (Æ)(ö)(Ø)	559,805	—
BHP Billiton, Ltd.	377,421	13,699
BHP Billiton, Ltd. - ADR	57,750	4,171
BlueScope Steel, Ltd.	141,124	303
Boral, Ltd. (Ñ)	259,735	996
Brambles, Ltd.	264,330	1,291
Caltex Australia, Ltd.	36,668	341
CFS Retail Property Trust (ö)	112,154	191
Challenger Financial Services Group, Ltd.	355,246	1,131
Commonwealth Bank of Australia	202,968	9,651
Computershare, Ltd.	17,281	158
Dart Energy, Ltd. (Æ)	12,111	8
Dexus Property Group (ö)	228,810	169
DuluxGroup, Ltd. (Æ)	27,202	61
Foster’s Group, Ltd.	2,555,280	13,316
Goodman Group (ö)	258,487	144
GPT Group (ö)	75,544	196
Incitec Pivot, Ltd.	1,666,436	4,900
Intoll Group	150,276	200
Lend Lease Group	22,716	150
Macquarie Group, Ltd.	101,500	3,416
MAP Group	478,275	1,281
Mirvac Group (ö)	74,315	89
National Australia Bank, Ltd.	675,711	15,362
Newcrest Mining, Ltd.	23,616	699
Origin Energy, Ltd.	42,816	598
Paladin Energy, Ltd. (Æ)	26,596	93
QBE Insurance Group, Ltd.	794,599	12,005
Rio Tinto, Ltd.	73,024	4,665
Stockland (ö)	115,782	397
Suncorp-Metway, Ltd.	162,316	1,229
TABCORP Holdings, Ltd.	185,604	1,152
Tatts Group, Ltd.	258,635	573
Telstra Corp., Ltd.	6,990,143	20,363
Transurban Group (Æ)	44,888	182
Wesfarmers, Ltd.	373,925	10,518
West Australian Newspapers Holdings, Ltd.	29,253	183
Westfield Group (ö)	96,392	1,065
Westpac Banking Corp.	73,412	1,593
Woolworths, Ltd.	63,946	1,492
WorleyParsons, Ltd.	128,516	2,690

		161,191

Austria - 0.1%
Erste Group Bank AG	54,462	2,186
OMV AG	106,300	3,558

		5,744

	Principal Amount ($) or Shares	Market Value $
Belgium - 0.8%
Ageas (Ñ)	718,051	1,977
Ageas (Æ)	255,564	—
Anheuser-Busch InBev NV	424,424	22,475
Groupe Bruxelles Lambert SA	3,083	240
KBC Groep NV (Æ)	240,823	10,639

		35,331

Bermuda - 1.8%
Cheung Kong Infrastructure Holdings, Ltd.	17,000	64
Credicorp, Ltd.	34,600	3,381
Esprit Holdings, Ltd.	2,759,429	17,318
Jardine Matheson Holdings, Ltd.	270,400	10,708
Li & Fung, Ltd. (Ñ)	4,961,000	22,737
Mongolia Energy Co., Ltd. (Æ)	108,000	41
Noble Group, Ltd.	7,518,817	9,123
NWS Holdings, Ltd.	41,000	77
Orient Overseas International, Ltd. (Æ)	44,500	348
RenaissanceRe Holdings, Ltd. (Ñ)	106,200	6,077
Seadrill, Ltd. (Ñ)	198,215	4,600
Shangri-La Asia, Ltd.	1,134,000	2,298
VimpelCom, Ltd. - ADR (Æ)	181,000	2,952
Yue Yuen Industrial Holdings, Ltd.	600,500	1,948

		81,672

Brazil - 1.8%
Banco do Brasil SA	43,800	761
Banco Santander Brasil SA - ADR	257,240	3,426
BM&FBovespa SA	509,100	3,749
BR Malls Participacoes SA	356,600	5,310
Cia de Bebidas das Americas - ADR (Ñ)	38,200	4,172
Gafisa SA	435,294	3,267
Lojas Renner SA	163,000	5,464
OGX Petroleo e Gas Participacoes SA (Æ)	1,575,100	16,648
PDG Realty SA Empreendimentos e Participacoes	1,424,400	15,161
Petroleo Brasileiro SA - ADR	148,392	5,401
Vale SAClass B	595,888	16,117
Weg SA	368,700	3,824

		83,300

Canada - 2.5%
Barrick Gold Corp.	91,300	3,752
BCE, Inc. (Ñ)	140,100	4,286
Brookfield Asset Management, Inc. (Ñ)	181,465	4,553
Canadian Imperial Bank of Commerce (Ñ)(Þ)	61,800	4,244
Canadian National Railway Co.	554,351	34,907
Canadian National Railway Co. (Æ)	79,300	4,988
Canadian Natural Resources, Ltd.	222,200	7,651
EnCana Corp.	119,800	3,663
Gildan Activewear, Inc. Class A (Æ)(Ñ)	8,757	270
Goldcorp, Inc.	112,019	4,384
Lundin Mining Corp. (Æ)	588,700	2,291
National Bank of Canada (Ñ)	30,300	1,739
Nexen, Inc.	239,316	4,970
Pacific Rubiales Energy Corp. (Æ)	126,300	3,030

32	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Potash Corp. of Saskatchewan, Inc. (Ñ)	28,200	2,957
Research In Motion, Ltd. (Æ)(Ñ)	44,700	2,572
Royal Bank of Canada - GDR	70,229	3,670
Suncor Energy, Inc.	143,508	4,731
Teck Resources, Ltd. Class B	125,714	4,425
Thomson Reuters Corp.	82,146	3,072
Toronto-Dominion Bank (The) (Ñ)	100,948	7,184

		113,339

Cayman Islands - 0.8%
Alibaba.com, Ltd. (Ñ)	1,338,000	2,766
ASM Pacific Technology, Ltd.	7,500	69
Baidu, Inc. - ADR (Æ)	184,977	15,059
Belle International Holdings, Ltd.	1,923,000	2,966
Ctrip.com International, Ltd. - ADR (Æ)	191,700	7,718
Foxconn International Holdings, Ltd. (Æ)(Ñ)	81,000	57
Li Ning Co., Ltd. (Ñ)	696,000	2,294
Lifestyle International Holdings, Ltd.	15,000	31
Sands China, Ltd. (Æ)	81,200	125
Tencent Holdings, Ltd. (Ñ)	347,600	6,699

		37,784

China - 0.5%
Bank of Communications Co., Ltd. Class H	2,604,000	2,890
China Life Insurance Co., Ltd. Class H	1,008,000	4,477
China Petroleum & Chemical Corp. Class H	2,414,000	1,945
Dongfang Electric Corp., Ltd. (Ñ)	1,438,000	4,943
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	608,000	5,037
Weichai Power Co., Ltd. Class H	131,000	1,083
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	1,090,000	2,341

		22,716

Czech Republic - 0.1%
Komercni Banka AS	20,455	3,971

Denmark - 1.3%
AP Moller - Maersk A/S Class B	892	7,522
Carlsberg A/S Class B	50,650	4,491
Danske Bank A/S (Æ)	545,855	12,859
FLSmidth & Co. A/S (Ñ)	73,623	5,244
Novo Nordisk A/S Series B	270,559	23,143
Novozymes A/S Class B (Ñ)	40,595	5,186

		58,445

Finland - 0.6%
Fortum OYJ	218,000	5,071
Kone OYJ Class B	176,863	8,071
Metso OYJ	88,474	3,489
Nokia OYJ	82,945	767
Stora Enso OYJ	362,146	2,933
UPM-Kymmene OYJ	311,572	4,523
Wartsila OYJ Class B (Ñ)	62,600	3,293

		28,147

	Principal Amount ($) or Shares	Market Value $
France - 9.3%
Accor SA (Ñ)	187,365	6,069
Air Liquide SA (Ñ)	94,476	10,634
Arkema SA	56,400	2,459
AXA SA	1,106,401	20,394
BNP Paribas	328,129	22,539
Bouygues SA	236,280	9,976
Capital Gemini SA (Ñ)	224,475	10,683
Carrefour SA	432,148	19,893
Casino Guichard Perrachon SA	61,400	5,347
Cie de St.-Gobain	233,369	9,934
Cie Generale de Geophysique-Veritas (Æ)(Ñ)	185,271	3,579
Cie Generale des Etablissements Michelin Class B	90,863	6,922
CNP Assurances	253,420	5,231
Credit Agricole SA	652,993	8,943
Danone	137,919	7,736
EDF SA	137,200	5,832
France Telecom SA	1,078,538	22,586
GDF Suez	59,474	1,976
GDF Suez (Æ)	55,671	—
Klepierre - GDR (ö)	4,363	139
L’Oreal SA	63,831	6,698
Lagardere SCA	340,296	12,534
Legrand SA	212,991	6,932
LVMH Moet Hennessy Louis Vuitton SA	163,919	19,998
Metropole Television SA	57,762	1,281
Natixis (Æ)	992,771	5,307
Pernod-Ricard SA (Ñ)	172,858	13,529
PPR	31,935	4,272
Publicis Groupe SA (Ñ)	342,301	15,427
Renault SA (Æ)	39,300	1,753
Rexel SA (Æ)	139,500	2,312
Safran SA	116,255	3,138
Sanofi-Aventis SA	401,876	23,342
Schneider Electric SA (Ñ)	317,289	36,593
Societe Generale	267,087	15,396
Sodexo	17,634	1,111
Thales SA	61,077	2,061
Total SA	560,804	28,290
Unibail-Rodamco SE (ö)	4,400	868
Vallourec SA	100,562	9,791
Vinci SA	192,764	9,332
Vivendi SA	733,218	17,624

		418,461

Germany - 6.7%
Adidas AG	200,695	10,869
Aixtron AG (Ñ)	21,785	651
Allianz SE	133,286	15,476
BASF SE	406,537	23,739
Bayer AG	313,112	18,000
Bayerische Motoren Werke AG	169,200	9,109
Beiersdorf AG	149,590	8,860
Celesio AG	18,200	425
Daimler AG (Æ)	305,058	16,448

Russell International Developed Markets Fund	33

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Deutsche Bank AG	132,882	9,282
Deutsche Boerse AG	115,373	8,077
Deutsche Post AG	152,290	2,645
Deutsche Telekom AG	1,130,789	15,193
E.ON AG	472,702	14,103
GEA Group AG	128,737	2,913
Hannover Rueckversicherung AG	55,669	2,665
Henkel AG & Co. KGaA	133,155	5,522
Infineon Technologies AG (Æ)	827,596	5,586
Linde AG	164,080	19,233
MAN SE	159,767	14,830
Merck KGaA	76,440	6,804
Metro AG	153,351	8,512
MTU Aero Engines Holding AG	9,220	535
Muenchener Rueckversicherungs AG	15,125	2,095
RWE AG	317,549	22,425
SAP AG	215,984	9,862
Siemens AG	328,507	32,017
ThyssenKrupp AG	446,399	13,246
United Internet AG	118,609	1,468
Volkswagen AG	35,298	3,345

		303,935

Hong Kong - 1.2%
BOC Hong Kong Holdings, Ltd.	268,833	690
Cheung Kong Holdings, Ltd.	75,000	906
China Mobile, Ltd. (Ñ)	405,500	4,101
China Unicom Hong Kong, Ltd. (Ñ)	598,000	808
CLP Holdings, Ltd.	74,500	550
CNOOC, Ltd.	11,499,650	19,365
Hang Lung Group, Ltd.	37,462	220
Hang Lung Properties, Ltd. - ADR	1,447,000	6,036
Hong Kong Exchanges and Clearing, Ltd.	45,354	746
Hongkong Electric Holdings, Ltd.	1,726,000	10,455
Link REIT (The) (ö)	95,500	248
New World Development, Ltd.	2,292,020	4,096
PCCW, Ltd.	122,000	37
Sino Land Co., Ltd.	896,000	1,696
Sun Hung Kai Properties, Ltd. (Ñ)	182,333	2,678
Swire Pacific, Ltd.	33,321	405
Television Broadcasts, Ltd.	108,334	502
Wharf Holdings, Ltd.	128,000	700
Wheelock & Co., Ltd.	116,068	362

		54,601

India - 1.0%
HDFC Bank, Ltd. - ADR (Ñ)	19,372	3,188
ICICI Bank, Ltd.	295,819	5,769
ICICI Bank, Ltd. - ADR	306,902	11,942
Infosys Technologies, Ltd.	157,490	9,463
Infosys Technologies, Ltd. - ADR	119,025	7,199
Reliance Industries, Ltd. - GDR (Þ)	122,800	5,354
Tata Motors, Ltd. - ADR (Ñ)	73,000	1,380
Tata Steel, Ltd.	215,900	2,498

		46,793

	Principal Amount ($) or Shares	Market Value $
Indonesia - 0.3%
Adaro Energy Tbk PT	13,324,500	2,978
Astra International Tbk PT (Å)	586,500	3,323
Bank Rakyat Indonesia	6,588,000	7,288

		13,589

Ireland - 0.4%
Accenture PLC Class A	136,725	5,420
Cooper Industries PLC	118,684	5,358
Ryanair Holdings PLC - ADR (Æ)(Ñ)	173,552	5,198

		15,976

Israel - 0.6%
Check Point Software Technologies, Ltd. (Æ)	112,200	3,817
Teva Pharmaceutical Industries, Ltd. - ADR	449,904	21,978

		25,795

Italy - 1.6%
Autogrill SpA (Æ)	88,680	1,098
Banca Popolare di Milano Scarl	975,880	5,169
Enel SpA	531,550	2,610
ENI SpA	632,475	12,932
Finmeccanica SpA	836,729	9,192
Intesa Sanpaolo SpA	2,491,108	8,246
Pirelli & C SpA	138,708	970
Saipem SpA	313,653	11,281
Telecom Italia SpA	5,769,400	6,829
UniCredit SpA	4,543,133	12,729

		71,056

Japan - 16.6%
Aeon Co., Ltd. (Ñ)	418,900	4,485
Aeon Credit Service Co., Ltd. (Ñ)	206,900	2,076
Aeon Mall Co., Ltd. (Ñ)	4,000	88
Air Water, Inc.	87,000	947
Asahi Breweries, Ltd.	193,100	3,422
Asahi Glass Co., Ltd. (Ñ)	659,000	6,712
Asahi Kasei Corp.	182,000	952
Astellas Pharma, Inc.	521,600	17,696
Bank of Yokohama, Ltd. (The)	339,000	1,566
Canon, Inc.	1,263,413	55,058
Central Japan Railway Co.	587	4,783
Chubu Electric Power Co., Inc.	78,800	1,954
Circle K Sunkus Co., Ltd. (Ñ)	20,000	268
Cosmo Oil Co., Ltd. (Ñ)	240,000	572
Dai-ichi Life Insurance Co., Ltd. (The)	3,800	5,392
Daiichi Sankyo Co., Ltd.	77,700	1,447
Daikin Industries, Ltd.	156,300	5,798
Daito Trust Construction Co., Ltd.	3,500	190
Daiwa House Industry Co., Ltd.	20,000	197
Dena Co., Ltd. (Ñ)	98,100	2,723
Disco Corp. (Ñ)	63,800	3,862
Doutor Nichires Holdings Co., Ltd.	1,800	24
East Japan Railway Co.	78,000	5,029
Elpida Memory, Inc. (Æ)(Ñ)	256,900	3,866

34	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FamilyMart Co., Ltd. (Ñ)	251,500	8,995
Fanuc, Ltd.	150,600	17,798
Fuji Heavy Industries, Ltd.	374,000	2,065
FUJIFILM Holdings Corp.	44,700	1,397
Fujikura, Ltd.	129,000	606
Fujitsu, Ltd.	422,000	3,004
Funai Electric Co., Ltd.	5,100	182
Gree, Inc. (Ñ)	41,100	3,373
Hirose Electric Co., Ltd.	20,900	2,119
Hitachi High-Technologies Corp.	26,900	514
Hitachi, Ltd.	351,000	1,430
Honda Motor Co., Ltd.	274,900	8,620
Hoya Corp.	524,300	12,477
Ibiden Co., Ltd.	81,800	2,444
Inpex Corp. (Ñ)	1,981	9,676
Isuzu Motors, Ltd.	944,000	2,775
ITOCHU Corp.	648,300	5,058
Itochu Techno-Solutions Corp.	3,500	128
Japan Real Estate Investment Corp. Class A (ö)	18	159
Japan Retail Fund Investment Corp. Class A (ö)(Ñ)	66	85
Japan Tobacco, Inc.	4,401	14,161
JFE Holdings, Inc.	164,000	5,078
JGC Corp.	85,000	1,406
JTEKT Corp.	105,400	1,024
JX Holdings, Inc. (Æ)	781,300	4,232
Kagoshima Bank, Ltd. (The)	24,000	150
Kaken Pharmaceutical Co., Ltd.	17,000	168
Kandenko Co., Ltd.	7,000	42
Kaneka Corp.	203,000	1,259
Kansai Electric Power Co., Inc. (The)	120,400	2,918
Kansai Paint Co., Ltd.	77,000	653
Kao Corp.	728,000	17,224
KDDI Corp.	3,096	15,069
Keiyo Bank, Ltd. (The)	12,000	60
Keyence Corp.	21,000	4,837
Kinden Corp.	68,000	614
Kobe Steel, Ltd.	619,000	1,297
Komatsu, Ltd.	397,300	8,351
Konica Minolta Holdings, Inc.	741,000	7,805
Kuraray Co., Ltd.	120,300	1,509
Lawson, Inc. (Ñ)	148,600	6,820
Makino Milling Machine Co., Ltd. (Æ)	364,000	2,191
Makita Corp.	25,000	722
Marubeni Corp.	2,432,000	13,062
Miraca Holdings, Inc.	66,000	1,965
Mitsubishi Corp.	747,100	16,162
Mitsubishi Electric Corp.	471,000	4,105
Mitsubishi Estate Co., Ltd.	58,000	818
Mitsubishi Materials Corp.	1,265,000	3,368
Mitsubishi UFJ Financial Group, Inc.	3,337,700	16,574
Mitsubishi UFJ Lease & Finance Co., Ltd.	29,070	1,023
Mitsui & Co., Ltd.	603,700	7,742
Mitsui Fudosan Co., Ltd.	589,000	8,726
Mitsui OSK Lines, Ltd.	496,000	3,359
Mitsumi Electric Co., Ltd.	49,500	827

	Principal Amount ($) or Shares	Market Value $
Mizuho Financial Group, Inc.	5,317,900	8,679
MS&AD Insurance Group Holdings	323,000	7,182
Namco Bandai Holdings, Inc. (Ñ)	76,800	687
NGK Spark Plug Co., Ltd.	396,000	5,120
Nintendo Co., Ltd.	20,100	5,621
Nippon Building Fund, Inc. Class A (ö)	20	170
Nippon Electric Glass Co., Ltd.	747,000	9,520
Nippon Express Co., Ltd.	317,000	1,292
Nippon Kayaku Co., Ltd.	129,000	1,162
Nippon Sheet Glass Co., Ltd.	801,000	1,975
Nippon Telegraph & Telephone Corp.	266,500	11,074
Nippon Yusen KK (Æ)	742,000	3,131
Nissan Motor Co., Ltd.	1,635,100	12,567
Nissan Shatai Co., Ltd.	32,000	227
Nitto Denko Corp.	193,700	6,713
Nomura Holdings, Inc.	1,158,900	6,452
NTT Data Corp.	437	1,588
NTT DoCoMo, Inc.	8,742	13,913
NTT DoCoMo, Inc. - ADR	16,729	266
OJI Paper Co., Ltd.	141,000	682
Okinawa Electric Power Co., Inc. (The)	1,900	97
Omron Corp.	485,650	11,715
ORIX Corp. (Ñ)	94,570	7,443
Osaka Gas Co., Ltd.	721,000	2,662
Panasonic Corp.	408,400	5,398
Rakuten, Inc. (Ñ)	4,102	3,143
Sapporo Hokuyo Holdings, Inc.	22,200	105
SBI Holdings, Inc.	632	84
Seino Holdings Corp.	146,000	982
Sekisui House, Ltd. (Ñ)	452,000	4,013
Seven & I Holdings Co., Ltd. (Ñ)	760,700	18,217
Sharp Corp. (Ñ)	467,000	5,119
Shin-Etsu Chemical Co., Ltd.	181,000	9,019
Softbank Corp. (Ñ)	147,000	4,398
Sony Corp.	295,300	9,246
Sony Financial Holdings, Inc.	342	1,241
Sumco Corp. (Ñ)	193,700	3,677
Sumitomo Corp.	117,100	1,244
Sumitomo Heavy Industries, Ltd.	349,000	2,044
Sumitomo Mitsui Financial Group, Inc.	617,100	19,114
Sumitomo Realty & Development Co., Ltd.	214,000	3,854
Sumitomo Trust & Banking Co., Ltd. (The)	602,000	3,352
Suzuken Co., Ltd.	179,200	6,274
Takeda Pharmaceutical Co., Ltd.	729,300	33,470
Terumo Corp.	53,000	2,782
THK Co., Ltd.	666,000	13,159
Tokai Rika Co., Ltd.	69,200	1,175
Tokio Marine Holdings, Inc.	523,300	14,331
Tokyo Electric Power Co., Inc. (The)	481,100	13,214
Tokyo Electron, Ltd.	18,100	972
Tokyo Gas Co., Ltd.	1,927,000	8,766
Tokyo Steel Manufacturing Co., Ltd. (Ñ)	43,100	516
Tokyu Land Corp.	22,000	80
Toshiba Corp.	2,069,000	10,825
Toyo Seikan Kaisha, Ltd.	10,000	161
Toyo Suisan Kaisha, Ltd.	161,000	3,479
Toyoda Gosei Co., Ltd.	70,200	1,755

Russell International Developed Markets Fund	35

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Toyota Auto Body Co., Ltd.	29,700	411
Toyota Motor Corp.	562,400	19,854
USS Co., Ltd.	16,900	1,272
West Japan Railway Co.	858	3,178
Yahoo! Japan Corp. (Ñ)	16,598	6,388
Yamada Denki Co., Ltd.	70,980	4,798

		748,381

Kazakhstan - 0.0%
KazMunaiGas Exploration Production - GDR	83,150	1,626

Luxembourg - 0.3%
ArcelorMittal	90,448	2,757
Millicom International Cellular SA	106,900	9,965

		12,722

Malaysia - 0.1%
CIMB Group Holdings BHD	2,082,600	4,845

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	4,453,000	1,883

Mexico - 0.3%
America Movil SAB de CV Series L	96,900	4,807
Grupo Financiero Banorte SAB de CV (Ñ)	550,000	2,153
Grupo Televisa SA - ADR	163,900	3,114
Wal-Mart de Mexico SAB de CV	1,569,900	3,647

		13,721

Netherlands - 4.3%
Aegon NV (Æ)	1,381,966	8,313
Akzo Nobel NV	404,979	23,857
ASML Holding NV	160,804	5,128
Brit Insurance Holdings NV	15,949	250
Corio NV (ö)	2,598	152
European Aeronautic Defence and Space Co. NV (Æ)	477,547	11,314
Heineken NV	340,830	15,425
ING Groep NV (Æ)	2,864,121	27,545
Koninklijke Ahold NV	623,141	7,999
Koninklijke Boskalis Westminster NV	54,206	2,238
Koninklijke DSM NV	35,252	1,673
Koninklijke Philips Electronics NV	698,695	21,763
QIAGEN NV (Æ)(Ñ)	180,553	3,354
Randstad Holding NV (Æ)	238,712	10,723
Reed Elsevier NV	1,641,038	21,236
TNT NV (Ñ)	292,131	8,718
Unilever NV	370,815	10,909
Wolters Kluwer NV	614,020	12,387
X5 Retail Group NV - GDR (Æ)	47,946	1,794

		194,778

Netherlands Antilles - 0.0%
Hunter Douglas NV	6,040	232

	Principal Amount ($) or Shares	Market Value $
New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (Ñ)	931,694	1,349
Telecom Corp. of New Zealand, Ltd.	2,416,248	3,489

		4,838

Norway - 0.5%
DnB NOR ASA	670,830	8,331
Petroleum Geo-Services ASA (Æ)	156,400	1,403
Telenor ASA	815,700	12,587

		22,321

Panama - 0.0%
Copa Holdings SA Class A	29,366	1,517

Poland - 0.1%
KGHM Polska Miedz SA	61,200	2,124

Russia - 0.4%
Gazprom OAO - ADR (Ñ)	75,100	1,622
Gazprom OAO - ADR	515,781	11,131
Luka Kotor AD Kotor - ADR (Æ)	52,450	2,995
Sberbank of Russian Federation	1,112,099	3,102

		18,850

Singapore - 1.2%
Ascendas Real Estate Investment Trust (ö)	77,000	120
CapitaLand, Ltd.	3,544,000	10,321
CapitaMall Trust (Æ)(ö)	112,000	157
CapitaMalls Asia, Ltd.	53,000	83
DBS Group Holdings, Ltd.	90,000	953
Fraser and Neave, Ltd.	203,000	820
Jardine Cycle & Carriage, Ltd.	800	21
Keppel Corp., Ltd.	83,000	570
Oversea-Chinese Banking Corp., Ltd.	163,000	1,082
Pacific Century Regional Developments, Ltd.	128,265	18
SembCorp Industries, Ltd.	47,000	146
SembCorp Marine, Ltd.	225,000	662
Singapore Exchange, Ltd.	37,000	208
Singapore Technologies Engineering, Ltd.	81,000	193
Singapore Telecommunications, Ltd.	8,838,810	20,278
StarHub, Ltd.	23,000	40
United Overseas Bank, Ltd.	1,176,249	17,179
UOL Group, Ltd.	11,222	33
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	69

		52,953

South Africa - 0.3%
Aspen Pharmacare Holdings, Ltd. (Æ)	163,639	1,828
MTN Group, Ltd.	267,710	4,292
Naspers, Ltd. Class N	69,333	2,956
Standard Bank Group, Ltd.	221,249	3,442

		12,518

South Korea - 0.9%
Hana Financial Group, Inc.	51,100	1,522
Hyundai Heavy Industries Co., Ltd. (Ñ)	6,187	1,404

36	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hyundai Mobis	52,418	9,061
Hyundai Motor Co.	45,379	5,715
KB Financial Group, Inc.	153,078	6,664
LG Innotek Co., Ltd. (Ñ)	16,534	2,236
Samsung Electronics Co., Ltd.	22,124	15,147

		41,749

Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	1,361,999	18,344
Banco Santander SA (Ñ)	1,771,640	23,016
Endesa SA	103,635	2,565
Gestevision Telecinco SA	177,264	2,032
Iberdrola SA	2,287,848	16,144
Inditex SA	451,838	29,882
Indra Sistemas SA (Ñ)	146,000	2,386
Red Electrica Corp. SA	49,531	2,169
Tecnicas Reunidas SA	19,630	1,017
Telefonica SA	1,395,515	31,679

		129,234

Sweden - 1.0%
Assa Abloy AB Class B	142,226	3,146
Boliden AB	42,652	507
Electrolux AB	316,616	7,061
Investor AB Class B (Ñ)	23,074	435
Skandinaviska Enskilda Banken AB Class A	437,105	3,008
Svenska Cellulosa AB Class B (Ñ)	313,800	4,529
Swedbank AB (Æ)	371,863	4,252
Swedish Match AB	156,655	3,700
Tele2 AB Class B (Ñ)	260,945	4,626
Telefonaktiebolaget LM Ericsson Class B (Ñ)	587,247	6,483
Volvo AB Class B (Æ)	655,876	8,172

		45,919

Switzerland - 7.4%
ABB, Ltd. (Æ)	441,138	8,902
ACE, Ltd. (Ñ)	158,150	8,395
Actelion, Ltd. (Æ)	149,180	6,033
Adecco SA (Ñ)	99,630	5,079
Cie Financiere Richemont SA	361,618	14,111
Clariant AG (Æ)	577,387	7,649
Credit Suisse Group AG	599,460	27,300
GAM Holding, Ltd. (Æ)	605,656	7,006
Givaudan SA	10,834	9,984
Julius Baer Group, Ltd.	391,387	13,695
Nestle SA	1,363,698	67,419
Novartis AG	794,063	38,533
Roche Holding AG	214,893	27,952
Sonova Holding AG	44,431	5,391
Sulzer AG	11,206	1,162
Swatch Group AG (The) (Ñ)	88,254	4,961
Swatch Group AG (The) Class B	49,380	15,292
Swiss Life Holding AG (Æ)	8,563	900
Swiss Reinsurance Co., Ltd.	82,524	3,801
Syngenta AG	25,525	5,636

	Principal Amount ($) or Shares	Market Value $
Tyco Electronics, Ltd.	508,900	13,740
Tyco International, Ltd.	60,000	2,297
UBS AG (Æ)	986,976	16,865
Zurich Financial Services AG	100,477	23,458

		335,561

Taiwan - 0.9%
AU Optronics Corp.	2,248,490	2,130
HON HAI Precision Industry Co., Ltd.	3,619,320	14,571
HON HAI Precision Industry Co., Ltd. - GDR	533,939	4,586
HTC Corp.	392,700	7,206
MediaTek, Inc.	155,680	2,106
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	601,249	6,073
United Microelectronics Corp.	4,556,000	2,019

		38,691

Thailand - 0.1%
Kasikornbank PCL	697,300	2,160

Turkey - 0.3%
Turkiye Garanti Bankasi AS	1,261,002	6,526
Turkiye Is Bankasi Class C	1,013,221	3,798
Turkiye Vakiflar Bankasi Tao Class D	867,611	2,349

		12,673

United Kingdom - 19.3%
Aegis Group PLC	5,991,485	11,019
Aggreko PLC	138,351	3,326
Amlin PLC	323,284	2,155
Anglo American PLC (Æ)	99,818	3,954
ARM Holdings PLC	422,500	2,176
AstraZeneca PLC	331,545	16,845
Atkins WS PLC	83,629	936
Autonomy Corp. PLC (Æ)	557,443	14,389
Aviva PLC	3,463,812	19,426
BAE Systems PLC	3,341,500	16,380
Barclays PLC	6,466,965	33,771
BBA Aviation PLC	241,861	744
BG Group PLC	1,508,214	24,175
BHP Billiton PLC	192,738	5,902
BP PLC	7,003,875	44,614
British American Tobacco PLC	348,607	12,002
British Land Co. PLC (ö)	61,280	444
British Sky Broadcasting Group PLC	590,342	6,586
BT Group PLC	2,015,649	4,498
Bunzl PLC	566,200	6,130
Burberry Group PLC	717,121	9,469
Cairn Energy PLC (Æ)	1,125,885	8,247
Capita Group PLC (The)	322,033	3,633
Carillion PLC	1,753,058	8,280
Centrica PLC	863,284	4,117
Compass Group PLC	3,843,526	31,965
Diageo PLC	747,513	12,985
Ensco PLC - ADR (Ñ)	134,700	5,632
Eurasian Natural Resources Corp. PLC	130,200	1,852

Russell International Developed Markets Fund	37

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Experian PLC	1,000,892	9,855
Firstgroup PLC	381,100	2,200
G4S PLC	772,550	3,135
GlaxoSmithKline PLC	1,452,352	25,319
Hays PLC	1,624,300	2,301
Home Retail Group PLC	1,522,470	5,710
HSBC Holdings PLC	5,564,742	56,455
Imperial Tobacco Group PLC	180,600	5,112
Informa PLC	604,000	3,719
International Power PLC	1,206,507	6,778
Johnson Matthey PLC	127,686	3,388
Kazakhmys PLC	141,600	2,702
Kesa Electricals PLC	797,801	1,570
Kingfisher PLC	861,803	2,911
Ladbrokes PLC	798,209	1,696
Land Securities Group PLC (ö)	40,123	386
Lloyds Banking Group PLC (Æ)	3,250,383	3,532
Marks & Spencer Group PLC	892,300	4,822
Mondi PLC	513,692	3,631
National Grid PLC	734,000	5,868
Old Mutual PLC	3,149,800	5,971
Persimmon PLC (Æ)	182,544	1,011
Petrofac, Ltd.	324,624	6,367
Randgold Resources, Ltd.	3,745	337
Reckitt Benckiser Group PLC	769,784	37,747
Reed Elsevier PLC	49,684	430
Rentokil Initial PLC (Æ)	1,918,800	3,080
Rio Tinto PLC	333,487	17,292
Rolls-Royce Group PLC (Æ)	2,342,637	21,320
Rotork PLC	105,929	2,510
Royal Bank of Scotland Group PLC (Æ)	8,845,045	6,934
Royal Dutch Shell PLC Class A (Ñ)	1,702,291	46,874
Royal Dutch Shell PLC Class A	632,274	17,407
Royal Dutch Shell PLC Class B	163,965	4,321
Smith & Nephew PLC	1,171,361	10,192
Smiths Group PLC	363,749	6,370
Standard Chartered PLC	1,399,287	40,445
Tesco PLC	3,642,414	22,328
Thomas Cook Group PLC	384,900	1,098
Travis Perkins PLC (Æ)	1,089,069	14,415
TUI Travel PLC	354,500	1,170
Tullow Oil PLC	737,516	14,246
Unilever PLC	974,010	27,679
Vedanta Resources PLC (Ñ)	115,961	4,442
Vodafone Group PLC	24,374,615	56,893
William Hill PLC	852,486	2,233
Wolseley PLC (Æ)	208,641	4,708
WPP PLC	1,615,791	17,177
Xstrata PLC	700,447	11,161

		872,900

United States - 0.5%
Autoliv, Inc.	87,000	4,998
MercadoLibre, Inc. (Æ)	52,400	3,170
Synthes, Inc. (Æ)	94,450	10,862

	Principal Amount ($) or Shares	Market Value $
Tim Hortons, Inc. (Æ)	135,802	4,634

		23,664

Total Common Stocks (cost $3,968,371)		4,177,706

Preferred Stocks - 0.5%
Brazil - 0.2%
Itau Unibanco Holding SA	304,100	6,845

Germany - 0.3%
Henkel AG & Co. KGaA	106,101	5,266
Volkswagen AG	97,329	10,313

		15,579

South Korea - 0.0%
Samsung Electronics Co., Ltd.	2,500	1,177

Total Preferred Stocks (cost $19,370)		23,601

Warrants & Rights - 0.2%
Switzerland - 0.2%
Axis Bank, Ltd. (Æ) 2013 Warrants	104,600	3,033
UBS AG (Æ) 2011 Warrants	27,176	2,778
2012 Warrants	30,317	3,295

Total Warrants & Rights (cost $8,836)		9,106

Short-Term Investments - 5.5%
United States - 5.5%
Russell U.S. Cash Management Fund (£)	246,479,084	246,479

Total Short-Term Investments (cost $246,479)		246,479

Other Securities - 4.6%
Russell U.S. Cash Collateral Fund (×)	130,682,904	130,683
State Street Securities Lending Quality Trust (×)	77,422,711	77,184

Total Other Securities (cost $208,106)		207,867

Total Investments - 103.3% (identified cost $4,451,162)		4,664,759

Other Assets and Liabilities, Net - (3.3%)		(147,880)

Net Assets - 100.0%		4,516,879

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

38	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands)	319	EUR	21,000	08/10	(224)
CAC-40 Index (France)	1,252	EUR	45,592	08/10	542
DAX Index (Germany)	204	EUR	31,452	09/10	595
EUR STOXX 50 Index (EMU)	1,560	EUR	42,822	09/10	1,957
FTSE MIB Index (UK)	171	EUR	18,004	09/10	579
FTSE-100 Index (UK)	959	GBP	50,300	09/10	2,212
Hang Seng Index (Hong Kong)	66	HKD	69,204	08/10	30
IBEX Plus Index (Spain)	92	EUR	9,626	08/10	456
MSCI Singaport Index	10	SGD	703	08/10	5
SPI 200 Index (Australia)	223	AUD	24,881	09/10	(79)
TOPIX Index (Japan)	632	JPY	5,353,040	09/10	(283)

Short Positions
Hang Seng Index (Hong Kong)	69	HKD	72,350	08/10	(1)
OMX Index (Sweden)	890	SEK	93,161	08/10	146
SPI 200 Index (Australia)	315	AUD	35,146	09/10	232
Swiss Market Index (SMI)	376	CHF	23,308	09/10	156
TOPIX Index (Japan)	156	JPY	1,321,320	09/10	204

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					6,527

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	39

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	883	AUD	1,029	09/15/10	43
Bank of America	USD	1,381	AUD	1,599	09/15/10	59
Bank of America	USD	1,436	AUD	1,603	09/15/10	7
Bank of America	USD	1,635	AUD	1,949	09/15/10	120
Bank of America	USD	4,758	AUD	5,905	09/15/10	558
Bank of America	USD	108	DKK	648	09/15/10	5
Bank of America	USD	24,269	EUR	20,255	09/15/10	2,126
Bank of America	USD	12,451	GBP	8,594	09/15/10	1,032
Bank of America	USD	1,935	HKD	15,083	09/15/10	7
Bank of America	USD	1,414	JPY	126,205	09/15/10	48
Bank of America	USD	1,849	JPY	160,329	09/15/10	8
Bank of America	USD	14,452	JPY	1,324,500	09/15/10	885
Bank of America	USD	576	NZD	820	09/15/10	17
Bank of America	USD	1,846	NZD	2,528	09/15/10	(17)
Bank of America	USD	13	SGD	18	09/15/10	—
Bank of America	USD	15	SGD	21	09/15/10	—
Bank of America	AUD	1,575	USD	1,360	09/15/10	(58)
Bank of America	DKK	650	USD	107	09/15/10	(7)
Bank of America	HKD	214	USD	28	09/15/10	—
Bank of America	HKD	1,196	USD	154	09/15/10	—
Bank of America	JPY	43,702	USD	503	09/15/10	(3)
Bank of America	JPY	307,635	USD	3,388	09/15/10	(174)
Bank of America	JPY	337,184	USD	3,715	09/15/10	(190)
Bank of Montreal	GBP	1,350	USD	2,064	09/15/10	(54)
Barclays Bank PLC	USD	4,758	AUD	5,905	09/15/10	558
Barclays Bank PLC	USD	402	EUR	292	08/02/10	(21)
Barclays Bank PLC	USD	665	EUR	510	08/04/10	(1)
Barclays Bank PLC	USD	24,249	EUR	20,255	09/15/10	2,145
Barclays Bank PLC	USD	185	GBP	118	08/02/10	1
Barclays Bank PLC	USD	12,451	GBP	8,594	09/15/10	1,032
Barclays Bank PLC	USD	1,935	HKD	15,083	09/15/10	7
Barclays Bank PLC	USD	1,415	JPY	126,325	09/15/10	47
Barclays Bank PLC	USD	488	NOK	3,001	08/02/10	6
Barclays Bank PLC	USD	1	SGD	1	08/02/10	—
Barclays Bank PLC	AUD	244	USD	218	08/02/10	(2)
Barclays Bank PLC	HKD	656	USD	84	08/02/10	—
Barclays Bank PLC	JPY	21,060	USD	239	08/02/10	(4)
Barclays Bank PLC	SEK	245	USD	34	08/02/10	—
Brown Brother’s Harriman	USD	806	AUD	1,000	09/15/10	94
Brown Brother’s Harriman	USD	852	AUD	993	09/15/10	42
Brown Brother’s Harriman	USD	4,281	AUD	4,780	09/15/10	22
Brown Brother’s Harriman	USD	7,486	AUD	8,846	09/15/10	478
Brown Brother’s Harriman	USD	94	CHF	108	09/15/10	9
Brown Brother’s Harriman	USD	277	CHF	319	09/15/10	29
Brown Brother’s Harriman	USD	821	CHF	945	09/15/10	86
Brown Brother’s Harriman	USD	188	EUR	157	09/15/10	16
Brown Brother’s Harriman	USD	6,332	EUR	5,146	09/15/10	373
Brown Brother’s Harriman	USD	7,165	EUR	6,000	09/15/10	653
Brown Brother’s Harriman	USD	72	GBP	50	09/15/10	7
Brown Brother’s Harriman	USD	720	GBP	494	09/15/10	55
Brown Brother’s Harriman	USD	1,093	GBP	743	09/15/10	73
Brown Brother’s Harriman	USD	1,430	GBP	984	09/15/10	114
Brown Brother’s Harriman	USD	2,900	GBP	2,000	09/15/10	238

See accompanying notes which are an integral part of this quarterly report.

40	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brother’s Harriman	USD	7,790	GBP	5,286	09/15/10	503
Brown Brother’s Harriman	USD	351	HKD	2,729	09/15/10	1
Brown Brother’s Harriman	USD	287	JPY	25,080	08/02/10	3
Brown Brother’s Harriman	USD	395	JPY	34,428	08/03/10	3
Brown Brother’s Harriman	USD	421	JPY	36,495	08/04/10	1
Brown Brother’s Harriman	USD	1,415	JPY	126,325	09/15/10	47
Brown Brother’s Harriman	USD	3,469	JPY	319,164	09/15/10	227
Brown Brother’s Harriman	USD	5,055	JPY	462,113	09/15/10	295
Brown Brother’s Harriman	USD	5,510	JPY	481,514	09/15/10	65
Brown Brother’s Harriman	USD	1,791	NOK	11,545	09/15/10	104
Brown Brother’s Harriman	USD	3,724	NOK	24,072	09/15/10	229
Brown Brother’s Harriman	USD	7,996	NOK	52,027	09/15/10	548
Brown Brother’s Harriman	USD	2,762	NZD	3,784	09/15/10	(26)
Brown Brother’s Harriman	USD	7,081	SEK	55,231	09/15/10	567
Brown Brother’s Harriman	USD	117	SGD	165	09/15/10	4
Brown Brother’s Harriman	AUD	800	USD	665	09/15/10	(56)
Brown Brother’s Harriman	AUD	1,161	USD	978	09/15/10	(68)
Brown Brother’s Harriman	AUD	1,753	USD	1,431	09/15/10	(147)
Brown Brother’s Harriman	AUD	2,286	USD	1,895	09/15/10	(164)
Brown Brother’s Harriman	AUD	2,390	USD	2,063	09/15/10	(88)
Brown Brother’s Harriman	AUD	3,546	USD	2,953	09/15/10	(239)
Brown Brother’s Harriman	AUD	6,000	USD	5,249	09/15/10	(153)
Brown Brother’s Harriman	CHF	145	USD	126	09/15/10	(13)
Brown Brother’s Harriman	CHF	204	USD	176	09/15/10	(20)
Brown Brother’s Harriman	CHF	214	USD	185	09/15/10	(21)
Brown Brother’s Harriman	CHF	12,151	USD	11,569	09/15/10	(102)
Brown Brother’s Harriman	DKK	2,814	USD	464	09/15/10	(28)
Brown Brother’s Harriman	EUR	239	USD	291	09/15/10	(20)
Brown Brother’s Harriman	EUR	1,120	USD	1,379	09/15/10	(80)
Brown Brother’s Harriman	EUR	1,588	USD	1,963	09/15/10	(106)
Brown Brother’s Harriman	EUR	2,400	USD	3,008	09/15/10	(119)
Brown Brother’s Harriman	EUR	7,119	USD	8,721	09/15/10	(555)
Brown Brother’s Harriman	EUR	20,000	USD	25,472	09/15/10	(590)
Brown Brother’s Harriman	GBP	99	USD	145	09/15/10	(10)
Brown Brother’s Harriman	GBP	800	USD	1,209	09/15/10	(46)
Brown Brother’s Harriman	GBP	1,500	USD	2,310	09/15/10	(43)
Brown Brother’s Harriman	GBP	7,000	USD	10,677	09/15/10	(305)
Brown Brother’s Harriman	HKD	15,000	USD	1,931	09/15/10	—
Brown Brother’s Harriman	JPY	4,664	USD	54	08/03/10	—
Brown Brother’s Harriman	JPY	150,000	USD	1,711	09/15/10	(25)
Brown Brother’s Harriman	JPY	155,502	USD	1,726	09/15/10	(75)
Brown Brother’s Harriman	JPY	345,087	USD	3,753	09/15/10	(243)
Brown Brother’s Harriman	JPY	576,110	USD	6,304	09/15/10	(366)
Brown Brother’s Harriman	JPY	1,150,000	USD	13,048	09/15/10	(268)
Brown Brother’s Harriman	NOK	477	USD	72	09/15/10	(7)
Brown Brother’s Harriman	NOK	8,990	USD	1,382	09/15/10	(94)
Brown Brother’s Harriman	SEK	2,542	USD	329	09/15/10	(23)
Brown Brother’s Harriman	SEK	36,664	USD	4,616	09/15/10	(461)
Brown Brother’s Harriman	SEK	60,752	USD	7,558	09/15/10	(854)
Calyon Bank	USD	7,992	NOK	52,027	09/15/10	552
Calyon Bank	USD	7,086	SEK	55,231	09/15/10	562
Citibank	USD	2,872	AUD	3,206	09/15/10	15
Citibank	USD	1,415	JPY	126,325	09/15/10	48

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	41

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Citibank	USD	5,507	JPY	477,577	09/15/10	23
Citibank	JPY	87,404	USD	1,006	09/15/10	(6)
Citibank	JPY	168,690	USD	1,858	09/15/10	(95)
Credit Suisse First Boston	USD	864	GBP	551	08/04/10	—
Credit Suisse First Boston	USD	274	SEK	2,000	08/02/10	3
Deutsche Bank	USD	883	AUD	1,029	09/15/10	43
Deutsche Bank	USD	1,436	AUD	1,603	09/15/10	7
Deutsche Bank	USD	7,344	AUD	8,447	09/15/10	261
Deutsche Bank	USD	94	CAD	98	08/04/10	1
Deutsche Bank	USD	3,471	JPY	319,164	09/15/10	225
Deutsche Bank	USD	7,996	NOK	52,027	09/15/10	548
Deutsche Bank	USD	923	NZD	1,264	09/15/10	(9)
Deutsche Bank	USD	1,148	NZD	1,632	09/15/10	33
Deutsche Bank	USD	7,083	SEK	55,231	09/15/10	565
Deutsche Bank	USD	59	SGD	82	09/15/10	2
Deutsche Bank	DKK	67	USD	11	09/15/10	—
Deutsche Bank	DKK	120	USD	20	09/15/10	(1)
Deutsche Bank	EUR	7,119	USD	8,719	09/15/10	(558)
Deutsche Bank	JPY	145,707	USD	1,603	09/15/10	(84)
Deutsche Bank	SGD	94	USD	68	09/15/10	(1)
HSBC	USD	876	AUD	1,000	09/15/10	24
HSBC	USD	4,759	AUD	5,905	09/15/10	558
HSBC	USD	5,350	AUD	6,142	09/15/10	179
HSBC	USD	82	CAD	85	08/03/10	1
HSBC	USD	90	CAD	93	08/03/10	1
HSBC	USD	110	CAD	114	08/03/10	1
HSBC	USD	111	CAD	115	08/03/10	1
HSBC	USD	568	CHF	601	08/02/10	8
HSBC	USD	3,501	CHF	3,687	09/15/10	40
HSBC	USD	502	DKK	2,951	09/15/10	15
HSBC	USD	196	EUR	151	08/02/10	1
HSBC	USD	2,563	EUR	2,000	09/15/10	43
HSBC	USD	5,940	EUR	4,688	09/15/10	169
HSBC	USD	24,259	EUR	20,255	09/15/10	2,135
HSBC	USD	51	GBP	33	08/02/10	—
HSBC	USD	652	GBP	418	08/02/10	5
HSBC	USD	978	GBP	645	09/15/10	34
HSBC	USD	1,521	GBP	1,000	09/15/10	48
HSBC	USD	12,452	GBP	8,594	09/15/10	1,031
HSBC	USD	973	HKD	7,559	09/15/10	1
HSBC	USD	1,935	HKD	15,083	09/15/10	7
HSBC	USD	3,914	ILS	15,094	09/15/10	88
HSBC	USD	2,295	JPY	200,000	09/15/10	20
HSBC	USD	4,457	JPY	392,239	09/15/10	85
HSBC	USD	14,444	JPY	1,324,500	09/15/10	892
HSBC	USD	100	MXN	1,274	08/02/10	—
HSBC	USD	6,288	NOK	39,574	09/15/10	211
HSBC	USD	452	NZD	635	09/15/10	7
HSBC	USD	10,178	SEK	75,675	09/15/10	301
HSBC	USD	685	SGD	943	09/15/10	9
HSBC	USD	85	ZAR	621	08/04/10	1
HSBC	AUD	5,900	USD	5,140	09/15/10	(172)
HSBC	DKK	7,993	USD	1,393	08/02/10	(5)

See accompanying notes which are an integral part of this quarterly report.

42	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC	EUR	25,000	USD	31,675	09/15/10	(902)
HSBC	GBP	6	USD	9	08/02/10	—
HSBC	GBP	7	USD	11	08/02/10	—
HSBC	GBP	162	USD	253	08/02/10	(2)
HSBC	GBP	2,500	USD	3,697	09/15/10	(225)
HSBC	GBP	8,400	USD	12,740	09/15/10	(438)
HSBC	HKD	17,000	USD	2,188	09/15/10	(1)
HSBC	JPY	1,400,000	USD	15,908	09/15/10	(303)
JP Morgan	USD	4,758	AUD	5,905	09/15/10	558
JP Morgan	USD	730	EUR	560	08/03/10	(1)
JP Morgan	USD	24,259	EUR	20,255	09/15/10	2,135
JP Morgan	USD	3,708	GBP	2,376	08/02/10	19
JP Morgan	USD	12,451	GBP	8,594	09/15/10	1,032
JP Morgan	USD	1,935	HKD	15,083	09/15/10	7
JP Morgan	USD	3,470	JPY	319,164	09/15/10	226
JP Morgan	USD	14,452	JPY	1,324,500	09/15/10	885
JP Morgan	EUR	7,119	USD	8,719	09/15/10	(558)
Mellon Bank	USD	4,758	AUD	5,905	09/15/10	558
Mellon Bank	USD	103	DKK	592	09/15/10	—
Mellon Bank	USD	24,263	EUR	20,255	09/15/10	2,131
Mellon Bank	USD	12,451	GBP	8,594	09/15/10	1,032
Mellon Bank	USD	199	HKD	1,543	09/15/10	—
Mellon Bank	USD	1,935	HKD	15,083	09/15/10	7
Mellon Bank	USD	14,447	JPY	1,324,500	09/15/10	889
Mellon Bank	USD	10	SGD	14	09/15/10	—
Mellon Bank	USD	68	SGD	92	09/15/10	—
Mellon Bank	AUD	1,500	USD	1,352	09/15/10	1
Mellon Bank	EUR	6,000	USD	7,831	09/15/10	12
Mellon Bank	GBP	1,400	USD	2,197	09/15/10	1
Mellon Bank	HKD	5,600	USD	721	09/15/10	—
Mellon Bank	ILS	185	USD	49	09/15/10	—
Mellon Bank	JPY	230,000	USD	2,661	09/15/10	(2)
Morgan Stanley	USD	157	AUD	175	08/02/10	2
Morgan Stanley	USD	136	EUR	61	08/02/10	(56)
Morgan Stanley	USD	435	GBP	286	08/02/10	14
Morgan Stanley	USD	82	HKD	635	08/02/10	—
Morgan Stanley	USD	993	JPY	85,320	08/02/10	(5)
National Australia Bank LTD.	JPY	200,000	USD	2,309	09/15/10	(7)
National Australia Bank LTD.	EUR	2,000	USD	2,593	09/15/10	(13)
Royal Bank of Canada	USD	4,759	AUD	5,905	09/15/10	557
Royal Bank of Canada	USD	1,935	HKD	15,083	09/15/10	7
Royal Bank of Canada	USD	14,444	JPY	1,324,500	09/15/10	892
Royal Bank of Canada	USD	14	SGD	19	09/15/10	—
Royal Bank of Canada	DKK	308	USD	53	09/15/10	(1)
Royal Bank of Canada	HKD	228	USD	29	09/15/10	—
Royal Bank of Canada	ILS	296	USD	77	09/15/10	(2)
Royal Bank of Scotland	USD	817	AUD	975	09/15/10	60
Royal Bank of Scotland	USD	138	CAD	142	08/05/10	—
Royal Bank of Scotland	USD	104	CHF	108	08/03/10	—
Royal Bank of Scotland	USD	334	CHF	348	08/03/10	—
Royal Bank of Scotland	USD	210	CHF	223	09/15/10	4
Royal Bank of Scotland	USD	237	CHF	273	09/15/10	26
Royal Bank of Scotland	USD	568	CHF	630	09/15/10	37

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	43

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	USD	821	CHF	945	09/15/10	86
Royal Bank of Scotland	USD	157	DKK	893	08/03/10	(1)
Royal Bank of Scotland	USD	43	DKK	264	09/15/10	3
Royal Bank of Scotland	USD	74	DKK	450	09/15/10	4
Royal Bank of Scotland	USD	97	DKK	594	09/15/10	7
Royal Bank of Scotland	USD	151	EUR	116	08/03/10	(1)
Royal Bank of Scotland	USD	439	EUR	335	08/03/10	(2)
Royal Bank of Scotland	USD	709	EUR	543	08/04/10	(1)
Royal Bank of Scotland	USD	129	EUR	99	09/15/10	—
Royal Bank of Scotland	USD	546	EUR	443	09/15/10	31
Royal Bank of Scotland	USD	1,419	EUR	1,152	09/15/10	82
Royal Bank of Scotland	USD	3,310	EUR	2,630	09/15/10	118
Royal Bank of Scotland	USD	5,061	EUR	4,000	09/15/10	151
Royal Bank of Scotland	USD	862	GBP	552	08/03/10	4
Royal Bank of Scotland	USD	375	GBP	253	09/15/10	21
Royal Bank of Scotland	USD	496	GBP	341	09/15/10	39
Royal Bank of Scotland	USD	1,442	GBP	1,000	09/15/10	126
Royal Bank of Scotland	USD	13,911	GBP	8,974	09/15/10	167
Royal Bank of Scotland	USD	37	HKD	286	09/15/10	—
Royal Bank of Scotland	USD	160	HKD	1,249	09/15/10	—
Royal Bank of Scotland	USD	351	HKD	2,729	09/15/10	1
Royal Bank of Scotland	USD	641	HKD	5,000	09/15/10	2
Royal Bank of Scotland	USD	87	JPY	7,666	08/02/10	1
Royal Bank of Scotland	USD	96	JPY	8,408	08/02/10	1
Royal Bank of Scotland	USD	130	JPY	11,410	08/02/10	2
Royal Bank of Scotland	USD	530	JPY	46,462	08/02/10	8
Royal Bank of Scotland	USD	1,268	JPY	110,114	08/03/10	7
Royal Bank of Scotland	USD	122	JPY	10,900	09/15/10	4
Royal Bank of Scotland	USD	3,288	JPY	300,000	09/15/10	185
Royal Bank of Scotland	USD	491	NOK	3,162	09/15/10	28
Royal Bank of Scotland	USD	1,802	NOK	11,502	09/15/10	87
Royal Bank of Scotland	USD	1,810	NOK	11,675	09/15/10	107
Royal Bank of Scotland	USD	2,607	NOK	16,083	09/15/10	35
Royal Bank of Scotland	USD	576	NZD	820	09/15/10	17
Royal Bank of Scotland	USD	1,846	NZD	2,528	09/15/10	(17)
Royal Bank of Scotland	USD	267	SEK	2,073	09/15/10	20
Royal Bank of Scotland	USD	1,254	SEK	9,769	09/15/10	99
Royal Bank of Scotland	USD	1,414	SEK	11,273	09/15/10	147
Royal Bank of Scotland	USD	2,309	SEK	17,645	09/15/10	134
Royal Bank of Scotland	USD	5,523	SEK	40,156	09/15/10	37
Royal Bank of Scotland	USD	6,162	SEK	47,580	09/15/10	427
Royal Bank of Scotland	USD	117	SGD	165	09/15/10	4
Royal Bank of Scotland	AUD	1,000	USD	855	09/15/10	(46)
Royal Bank of Scotland	AUD	1,000	USD	875	09/15/10	(25)
Royal Bank of Scotland	AUD	2,286	USD	1,893	09/15/10	(166)
Royal Bank of Scotland	AUD	2,351	USD	2,014	09/15/10	(103)
Royal Bank of Scotland	AUD	6,449	USD	5,652	09/15/10	(154)
Royal Bank of Scotland	CHF	1,151	USD	1,105	08/03/10	—
Royal Bank of Scotland	CHF	169	USD	152	09/15/10	(10)
Royal Bank of Scotland	CHF	264	USD	251	09/15/10	(2)
Royal Bank of Scotland	CHF	879	USD	811	09/15/10	(33)
Royal Bank of Scotland	CHF	2,922	USD	2,650	09/15/10	(157)
Royal Bank of Scotland	CHF	3,066	USD	2,940	09/15/10	(5)

See accompanying notes which are an integral part of this quarterly report.

44	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	CHF	12,151	USD	11,580	09/15/10	(91)
Royal Bank of Scotland	DKK	2,814	USD	464	09/15/10	(28)
Royal Bank of Scotland	DKK	4,251	USD	705	09/15/10	(39)
Royal Bank of Scotland	DKK	7,665	USD	1,327	09/15/10	(14)
Royal Bank of Scotland	EUR	16	USD	21	08/02/10	—
Royal Bank of Scotland	EUR	25	USD	32	08/02/10	—
Royal Bank of Scotland	EUR	663	USD	815	09/15/10	(49)
Royal Bank of Scotland	EUR	1,150	USD	1,416	09/15/10	(82)
Royal Bank of Scotland	EUR	1,191	USD	1,549	09/15/10	(3)
Royal Bank of Scotland	EUR	1,291	USD	1,581	09/15/10	(102)
Royal Bank of Scotland	EUR	1,500	USD	1,855	09/15/10	(100)
Royal Bank of Scotland	EUR	1,701	USD	2,107	09/15/10	(110)
Royal Bank of Scotland	EUR	2,000	USD	2,459	09/15/10	(147)
Royal Bank of Scotland	EUR	3,000	USD	3,703	09/15/10	(206)
Royal Bank of Scotland	EUR	3,500	USD	4,451	09/15/10	(110)
Royal Bank of Scotland	EUR	21,063	USD	27,163	09/15/10	(285)
Royal Bank of Scotland	GBP	3	USD	5	08/03/10	—
Royal Bank of Scotland	GBP	207	USD	324	08/03/10	(2)
Royal Bank of Scotland	GBP	208	USD	326	08/04/10	—
Royal Bank of Scotland	GBP	99	USD	145	09/15/10	(10)
Royal Bank of Scotland	GBP	550	USD	822	09/15/10	(41)
Royal Bank of Scotland	GBP	1,000	USD	1,561	09/15/10	(8)
Royal Bank of Scotland	GBP	1,281	USD	1,932	09/15/10	(78)
Royal Bank of Scotland	GBP	1,400	USD	2,122	09/15/10	(74)
Royal Bank of Scotland	GBP	1,500	USD	2,258	09/15/10	(95)
Royal Bank of Scotland	GBP	3,553	USD	5,236	09/15/10	(338)
Royal Bank of Scotland	GBP	6,951	USD	10,620	09/15/10	(285)
Royal Bank of Scotland	GBP	7,879	USD	11,899	09/15/10	(462)
Royal Bank of Scotland	GBP	10,115	USD	15,585	09/15/10	(283)
Royal Bank of Scotland	HKD	673	USD	87	09/15/10	—
Royal Bank of Scotland	HKD	741	USD	95	09/15/10	—
Royal Bank of Scotland	HKD	2,800	USD	360	09/15/10	—
Royal Bank of Scotland	HKD	4,000	USD	514	09/15/10	(1)
Royal Bank of Scotland	HKD	14,100	USD	1,816	09/15/10	—
Royal Bank of Scotland	JPY	17,037	USD	194	08/02/10	(3)
Royal Bank of Scotland	JPY	43,466	USD	501	09/15/10	(3)
Royal Bank of Scotland	JPY	140,000	USD	1,584	09/15/10	(37)
Royal Bank of Scotland	JPY	200,000	USD	2,191	09/15/10	(125)
Royal Bank of Scotland	JPY	200,000	USD	2,304	09/15/10	(12)
Royal Bank of Scotland	JPY	300,000	USD	3,364	09/15/10	(110)
Royal Bank of Scotland	JPY	1,505,474	USD	17,225	09/15/10	(207)
Royal Bank of Scotland	NOK	4,150	USD	638	09/15/10	(43)
Royal Bank of Scotland	SEK	17,566	USD	2,403	09/15/10	(30)
Royal Bank of Scotland	SGD	44	USD	31	09/15/10	(1)
Royal Bank of Scotland	SGD	112	USD	80	09/15/10	(3)
Royal Bank of Scotland	SGD	132	USD	94	09/15/10	(3)
Royal Bank of Scotland	SGD	1,741	USD	1,267	09/15/10	(14)
Societe Generale	USD	24,255	EUR	20,255	09/15/10	2,139
Societe Generale	USD	26	HKD	203	09/15/10	—
Societe Generale	USD	3,470	JPY	319,164	09/15/10	226
Societe Generale	USD	14,450	JPY	1,324,500	09/15/10	887
Societe Generale	USD	7,996	NOK	52,027	09/15/10	548
Societe Generale	USD	7,084	SEK	55,231	09/15/10	564

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Societe Generale	AUD	1,000	USD	835	09/15/10	(65)
Societe Generale	DKK	687	USD	110	09/15/10	(10)
Societe Generale	EUR	3,000	USD	3,763	09/15/10	(146)
Societe Generale	EUR	7,119	USD	8,720	09/15/10	(557)
Societe Generale	GBP	1,000	USD	1,519	09/15/10	(50)
Societe Generale	HKD	3,000	USD	385	09/15/10	(1)
Societe Generale	JPY	200,000	USD	2,282	09/15/10	(34)
State Street Bank and Trust Company	USD	3,339	AUD	4,000	09/15/10	262
State Street Bank and Trust Company	USD	3,375	AUD	3,849	09/15/10	90
State Street Bank and Trust Company	USD	2	BRL	3	08/02/10	—
State Street Bank and Trust Company	USD	2	BRL	4	08/02/10	—
State Street Bank and Trust Company	USD	4	BRL	8	08/02/10	—
State Street Bank and Trust Company	USD	7	BRL	12	08/02/10	—
State Street Bank and Trust Company	USD	57	BRL	101	08/02/10	—
State Street Bank and Trust Company	USD	96	BRL	169	08/02/10	—
State Street Bank and Trust Company	USD	122	BRL	216	08/02/10	—
State Street Bank and Trust Company	USD	285	BRL	500	08/02/10	—
State Street Bank and Trust Company	USD	1	BRL	2	08/03/10	—
State Street Bank and Trust Company	USD	46	BRL	81	08/03/10	—
State Street Bank and Trust Company	USD	90	CHF	95	08/02/10	1
State Street Bank and Trust Company	USD	124	CHF	131	08/02/10	2
State Street Bank and Trust Company	USD	138	CHF	146	08/02/10	2
State Street Bank and Trust Company	USD	140	CHF	148	08/02/10	2
State Street Bank and Trust Company	USD	191	CHF	201	08/02/10	3
State Street Bank and Trust Company	USD	81	CHF	84	08/04/10	—
State Street Bank and Trust Company	USD	242	CHF	251	08/04/10	—
State Street Bank and Trust Company	USD	1,312	CHF	1,378	09/15/10	12
State Street Bank and Trust Company	USD	119	DKK	677	08/04/10	—
State Street Bank and Trust Company	USD	676	DKK	3,906	09/15/10	7
State Street Bank and Trust Company	USD	73	EUR	56	08/02/10	—
State Street Bank and Trust Company	USD	97	EUR	74	08/02/10	—
State Street Bank and Trust Company	USD	124	EUR	95	08/02/10	—
State Street Bank and Trust Company	USD	127	EUR	98	08/02/10	—
State Street Bank and Trust Company	USD	129	EUR	99	08/02/10	—
State Street Bank and Trust Company	USD	140	EUR	108	08/02/10	—
State Street Bank and Trust Company	USD	172	EUR	132	08/02/10	—
State Street Bank and Trust Company	USD	37	EUR	28	08/03/10	—
State Street Bank and Trust Company	USD	147	EUR	113	08/03/10	—
State Street Bank and Trust Company	USD	198	EUR	152	08/03/10	—
State Street Bank and Trust Company	USD	134	EUR	103	08/04/10	—
State Street Bank and Trust Company	USD	478	EUR	366	08/04/10	—
State Street Bank and Trust Company	USD	13,256	EUR	10,285	09/15/10	146
State Street Bank and Trust Company	USD	16,248	EUR	13,000	09/15/10	692
State Street Bank and Trust Company	USD	82	GBP	53	08/02/10	—
State Street Bank and Trust Company	USD	83	GBP	53	08/02/10	—
State Street Bank and Trust Company	USD	90	GBP	57	08/02/10	—
State Street Bank and Trust Company	USD	96	GBP	62	08/02/10	—
State Street Bank and Trust Company	USD	102	GBP	65	08/02/10	—
State Street Bank and Trust Company	USD	111	GBP	71	08/02/10	1
State Street Bank and Trust Company	USD	116	GBP	74	08/02/10	1
State Street Bank and Trust Company	USD	133	GBP	85	08/02/10	1
State Street Bank and Trust Company	USD	135	GBP	86	08/02/10	1
State Street Bank and Trust Company	USD	147	GBP	94	08/02/10	1

See accompanying notes which are an integral part of this quarterly report.

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	USD	148	GBP	95	08/02/10	1
State Street Bank and Trust Company	USD	157	GBP	100	08/02/10	1
State Street Bank and Trust Company	USD	158	GBP	101	08/02/10	1
State Street Bank and Trust Company	USD	165	GBP	105	08/02/10	1
State Street Bank and Trust Company	USD	170	GBP	109	08/02/10	1
State Street Bank and Trust Company	USD	200	GBP	128	08/02/10	1
State Street Bank and Trust Company	USD	112	GBP	71	08/04/10	—
State Street Bank and Trust Company	USD	244	GBP	155	08/04/10	—
State Street Bank and Trust Company	USD	302	GBP	199	09/15/10	11
State Street Bank and Trust Company	USD	7,949	GBP	5,206	09/15/10	219
State Street Bank and Trust Company	USD	9,094	GBP	6,000	09/15/10	319
State Street Bank and Trust Company	USD	12,454	GBP	8,594	09/15/10	1,029
State Street Bank and Trust Company	USD	16	HKD	126	08/03/10	—
State Street Bank and Trust Company	USD	16	HKD	123	09/15/10	—
State Street Bank and Trust Company	USD	108	HKD	836	09/15/10	—
State Street Bank and Trust Company	USD	890	HKD	6,916	09/15/10	1
State Street Bank and Trust Company	USD	1,283	HKD	10,000	09/15/10	4
State Street Bank and Trust Company	USD	80	IDR	722,662	08/02/10	—
State Street Bank and Trust Company	USD	57	JPY	4,988	08/02/10	1
State Street Bank and Trust Company	USD	74	JPY	6,443	08/02/10	1
State Street Bank and Trust Company	USD	89	JPY	7,766	08/02/10	1
State Street Bank and Trust Company	USD	89	JPY	7,787	08/02/10	1
State Street Bank and Trust Company	USD	101	JPY	8,827	08/02/10	1
State Street Bank and Trust Company	USD	110	JPY	9,603	08/02/10	1
State Street Bank and Trust Company	USD	119	JPY	10,438	08/02/10	2
State Street Bank and Trust Company	USD	123	JPY	10,787	08/02/10	2
State Street Bank and Trust Company	USD	137	JPY	11,989	08/02/10	2
State Street Bank and Trust Company	USD	239	JPY	20,965	08/02/10	3
State Street Bank and Trust Company	USD	241	JPY	20,956	08/03/10	2
State Street Bank and Trust Company	USD	8,500	JPY	741,318	09/15/10	84
State Street Bank and Trust Company	USD	9,155	JPY	800,000	09/15/10	108
State Street Bank and Trust Company	USD	963	SEK	7,094	09/15/10	19
State Street Bank and Trust Company	USD	76	SGD	104	08/02/10	—
State Street Bank and Trust Company	USD	81	SGD	111	08/02/10	—
State Street Bank and Trust Company	USD	7	SGD	10	09/15/10	—
State Street Bank and Trust Company	USD	48	SGD	68	09/15/10	2
State Street Bank and Trust Company	USD	705	SGD	969	09/15/10	7
State Street Bank and Trust Company	USD	297	THB	9,569	08/02/10	—
State Street Bank and Trust Company	AUD	1,000	USD	888	09/15/10	(12)
State Street Bank and Trust Company	AUD	2,000	USD	1,675	09/15/10	(126)
State Street Bank and Trust Company	CAD	243	USD	234	08/03/10	(2)
State Street Bank and Trust Company	CAD	1,959	USD	1,908	10/15/10	5
State Street Bank and Trust Company	CHF	12,130	USD	11,559	09/15/10	(90)
State Street Bank and Trust Company	DKK	809	USD	134	09/15/10	(7)
State Street Bank and Trust Company	DKK	1,135	USD	187	09/15/10	(11)
State Street Bank and Trust Company	EUR	1,000	USD	1,291	09/15/10	(12)
State Street Bank and Trust Company	EUR	1,000	USD	1,301	09/15/10	(2)
State Street Bank and Trust Company	EUR	3,000	USD	3,631	09/15/10	(277)
State Street Bank and Trust Company	EUR	4,000	USD	4,901	09/15/10	(310)
State Street Bank and Trust Company	GBP	2	USD	3	08/03/10	—
State Street Bank and Trust Company	GBP	13	USD	20	08/03/10	—
State Street Bank and Trust Company	GBP	3,000	USD	4,488	09/15/10	(218)
State Street Bank and Trust Company	HKD	738	USD	95	08/02/10	—

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	47

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	HKD	12,595	USD	1,622	08/02/10	—
State Street Bank and Trust Company	HKD	5,000	USD	642	09/15/10	(2)
State Street Bank and Trust Company	JPY	21,799	USD	250	08/03/10	(2)
State Street Bank and Trust Company	JPY	10,015	USD	116	08/04/10	—
State Street Bank and Trust Company	JPY	250,000	USD	2,829	09/15/10	(66)
State Street Bank and Trust Company	SGD	61	USD	44	09/15/10	(1)
UBS	USD	822	CHF	945	09/15/10	86
UBS	USD	300	EUR	230	08/03/10	—
UBS	USD	336	EUR	258	08/04/10	—
UBS	USD	351	HKD	2,729	09/15/10	1
UBS	USD	117	SGD	165	09/15/10	4
UBS	AUD	2,286	USD	1,892	09/15/10	(165)
UBS	DKK	2,814	USD	464	09/15/10	(28)
UBS	GBP	99	USD	145	09/15/10	(10)
Westpac Banking Corporation	USD	460	AUD	533	09/15/10	20
Westpac Banking Corporation	USD	1,435	AUD	1,603	09/15/10	8
Westpac Banking Corporation	USD	1,695	AUD	2,000	09/15/10	106
Westpac Banking Corporation	USD	1,766	AUD	2,058	09/15/10	86
Westpac Banking Corporation	USD	822	CHF	945	09/15/10	86
Westpac Banking Corporation	USD	7,590	EUR	6,000	09/15/10	229
Westpac Banking Corporation	USD	3,804	GBP	2,500	09/15/10	118
Westpac Banking Corporation	USD	351	HKD	2,729	09/15/10	1
Westpac Banking Corporation	USD	642	HKD	5,000	09/15/10	1
Westpac Banking Corporation	USD	1,415	JPY	126,325	09/15/10	48
Westpac Banking Corporation	USD	5,724	JPY	500,000	09/15/10	65
Westpac Banking Corporation	USD	117	SGD	165	09/15/10	4
Westpac Banking Corporation	AUD	2,286	USD	1,890	09/15/10	(168)
Westpac Banking Corporation	DKK	2,814	USD	464	09/15/10	(28)
Westpac Banking Corporation	GBP	99	USD	145	09/15/10	(10)
Westpac Banking Corporation	JPY	337,380	USD	3,716	09/15/10	(190)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						27,617

See accompanying notes which are an integral part of this quarterly report.

48	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$161,191	$—	$—	$161,191
Austria	5,744	—	—	5,744
Belgium	35,331	—	—	35,331
Bermuda	81,672	—	—	81,672
Brazil	83,300	—	—	83,300
Canada	113,339	—	—	113,339
Cayman Islands	37,784	—	—	37,784
China	17,679	—	5,037	22,716
Czech Republic	3,971	—	—	3,971
Denmark	58,445	—	—	58,445
Finland	28,147	—	—	28,147
France	418,461	—	—	418,461
Germany	303,935	—	—	303,935
Hong Kong	54,601	—	—	54,601
India	46,793	—	—	46,793
Indonesia	13,589	—	—	13,589
Ireland	15,976	—	—	15,976
Israel	25,795	—	—	25,795
Italy	71,056	—	—	71,056
Japan	748,381	—	—	748,381
Kazakhstan	1,626	—	—	1,626
Luxembourg	12,722	—	—	12,722
Malaysia	4,845	—	—	4,845
Mauritius	1,883	—	—	1,883
Mexico	13,721	—	—	13,721
Netherlands	194,778	—	—	194,778
Netherlands Antilles	232	—	—	232
New Zealand	4,838	—	—	4,838
Norway	22,321	—	—	22,321
Panama	1,517	—	—	1,517
Poland	2,124	—	—	2,124
Russia	18,850	—	—	18,850
Singapore	52,953	—	—	52,953
South Africa	12,518	—	—	12,518
South Korea	41,749	—	—	41,749
Spain	129,234	—	—	129,234
Sweden	45,919	—	—	45,919
Switzerland	335,561	—	—	335,561
Taiwan	38,691	—	—	38,691
Thailand	2,160	—	—	2,160
Turkey	12,673	—	—	12,673
United Kingdom	872,900	—	—	872,900
United States	23,664	—	—	23,664
Preferred Stocks	23,601	—	—	23,601
Warrants & Rights	6,328	—	2,778	9,106
Short-Term Investments	—	246,479	—	246,479
Other Securities	—	207,867	—	207,867

Total Investments	4,202,598	454,346	7,815	4,664,759

Other Financial Instruments
Futures Contracts	6,527	—	—	6,527
Foreign Currency Exchange Contracts	21	27,596	—	27,617

Total Other Financial Instruments*	6,548	27,596	—	34,144

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending July 31, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	49

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.0%
Australia - 0.2%
Minara Resources, Ltd. (Æ)	1,473,611	1,093
Mineral Deposits, Ltd. (Æ)	654,200	456
Newcrest Mining, Ltd.	91,421	2,705

		4,254

Bermuda - 0.1%
Guoco Group, Ltd.	142,000	1,399

Brazil - 1.8%
BM&FBovespa SA	592,466	4,362
BrasilAgro-Companhia Brasileira de Propriedades Agricolas (Æ)	285,500	1,500
Centrais Eletricas Brasileiras SA - ADR	302,997	4,742
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	45,287	1,803
Itau Unibanco Holding SA - ADR	220,500	4,937
Petroleo Brasileiro SA - ADR	329,200	10,485
Tam SA - ADR	246,900	4,168
Vale SA Class B	80,200	1,943

		33,940

Canada - 3.7%
Barrick Gold Corp.	378,500	15,556
Cameco Corp.	366,900	9,352
Canadian National Railway Co.	300,800	18,941
Dundee Precious Metals, Inc. (Æ)	381,800	1,560
Eastern Platinum, Ltd. (Æ)	1,090,000	1,072
Gabriel Resources, Ltd. (Æ)	1,205,700	5,407
Medoro Resources, Ltd. (Æ)(Þ)	241,250	141
Suncor Energy, Inc.	181,000	5,964
Teck Resources, Ltd. Class B	125,000	4,406
Uranium Participation Corp. (Æ)	492,000	2,991
Westjet Airlines, Ltd. (Æ)	31,200	395
Westjet Airlines, Ltd. (Þ)	104,177	1,317

		67,102

Cayman Islands - 1.2%
Baidu, Inc. - ADR (Æ)	65,800	5,357
Ctrip.com International, Ltd. - ADR (Æ)	64,500	2,597
Hengan International Group Co., Ltd.	549,500	4,733
Hutchison Telecommunications Hong Kong Holdings, Ltd.	6,192,100	1,427
NagaCorp, Ltd.	10,056,000	1,126
Tencent Holdings, Ltd.	362,100	6,978

		22,218

China - 0.8%
China Construction Bank Corp. Class H	8,688,000	7,371
Dongfeng Motor Group Co., Ltd. Class H	1,906,000	2,660
PetroChina Co., Ltd. - ADR	18,300	2,095
Sinopharm Group Co.	490,400	1,834

		13,960

	Principal Amount ($) or Shares	Market Value $
Egypt - 0.0%
Oriental Weavers	221	1

Finland - 0.3%
Nokia OYJ - ADR	303,100	2,882
UPM-Kymmene OYJ	207,050	3,006

		5,888

France - 4.6%
Areva SA	4,250	2,020
Danone	294,463	16,516
EDF SA	90,300	3,839
Legrand SA (Ñ)	525,429	17,101
LVMH Moet Hennessy Louis Vuitton SA	136,521	16,656
Pernod-Ricard SA	180,655	14,139
Publicis Groupe SA (Ñ)	163,400	7,364
Thales SA	212,000	7,154

		84,789

Germany - 4.5%
Allianz SE	104,000	12,075
Bayer AG	93,563	5,379
Daimler AG (Æ)	178,600	9,630
Deutsche Boerse AG	74,803	5,237
Deutsche Telekom AG - ADR	205,500	2,750
Linde AG	180,629	21,173
Merck KGaA	118,914	10,584
SAP AG	207,200	9,461
Siemens AG	65,000	6,335

		82,624

Hong Kong - 0.6%
Bank of East Asia, Ltd.	965,400	3,791
China Overseas Land & Investment, Ltd.	3,028,000	6,487

		10,278

India - 1.3%
Container Corp. of India	102,579	3,038
GMR Infrastructure, Ltd. (Æ)	3,889,054	4,764
Housing Development Finance Corp.	55,200	3,545
Kotak Mahindra Bank, Ltd.	217,248	3,611
Reliance Industries, Ltd.	261,533	5,690
United Spirits, Ltd.	118,499	3,537

		24,185

Indonesia - 0.3%
PT Medco Energi International Tbk (Æ)	4,460,000	1,495
Telekomunikasi Indonesia Tbk PT - ADR	105,575	3,963

		5,458

Ireland - 2.1%
Accenture PLC Class A	918,590	36,413
Elan Corp. PLC - ADR (Æ)	377,800	1,802

		38,215

50	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Italy - 1.3%
ERG SpA	474,000	6,177
Intesa Sanpaolo SpA	4,584,542	15,175
Telecom Italia SpA	2,453,000	2,549

		23,901

Japan - 7.2%
77 Bank, Ltd. (The)	257,000	1,365
Aeon Mall Co., Ltd.	251,600	5,516
Canon, Inc.	276,500	12,049
Daiwa Securities Group, Inc.	3,395,200	14,698
Fields Corp.	580	703
Futaba Corp.	89,700	1,622
Hakuhodo DY Holdings, Inc.	11,470	584
Inpex Corp.	665	3,248
Kao Corp.	119,800	2,834
Kirin Holdings Co., Ltd.	210,000	2,805
Mitsubishi Estate Co., Ltd.	251,000	3,539
Mitsui & Co., Ltd.	267,900	3,436
Mizuho Financial Group, Inc.	3,236,300	5,282
MS&AD Insurance Group Holdings	103,400	2,299
Nippon Telegraph & Telephone Corp.	293,200	12,183
Nissin Foods Holdings Co., Ltd.	40,300	1,411
NTT DoCoMo, Inc.	1,232	1,961
Rohm Co., Ltd.	172,500	10,882
Sankyo Co., Ltd.	40,600	1,988
Sanshin Electronics Co., Ltd.	156,000	1,320
Sekisui House, Ltd.	530,000	4,705
Sony Corp.	150,700	4,718
Sumitomo Osaka Cement Co., Ltd.	1,627,000	3,051
Sumitomo Trust & Banking Co., Ltd. (The)	694,000	3,864
Takeda Pharmaceutical Co., Ltd.	58,500	2,685
Toppan Printing Co., Ltd.	308,000	2,542
Toyota Motor Corp.	596,400	21,055
TV Asahi Corp.	725	1,028

		133,373

Luxembourg - 0.3%
ArcelorMittal	87,000	2,652
Stolt-Nielsen SA	237,300	3,662

		6,314

Mexico - 1.3%
America Movil SAB de CV Series L	240,100	11,911
Fomento Economico Mexicano SAB de CV - ADR	77,600	3,778
Grupo Financiero Banorte SAB de CV (Ñ)	526,700	2,062
Grupo Televisa SA - ADR	360,000	6,840

		24,591

Netherlands - 2.2%
Akzo Nobel NV	57,300	3,376
Heineken NV	458,275	20,741
TNT NV	492,132	14,686
X5 Retail Group NV - GDR (Æ)	776	29
	58,584	2,192

		41,024

	Principal Amount ($) or Shares	Market Value $
Netherlands Antilles - 0.3%
Schlumberger, Ltd.	84,400	5,035

Norway - 0.1%
Statoil ASA - ADR	115,850	2,355

Panama - 0.7%
Carnival Corp.	353,500	12,259

Papua New Guinea - 0.4%
Lihir Gold, Ltd.	2,031,400	7,480

Russia - 0.4%
Gazprom OAO - ADR	170,200	3,674
RusHydro - ADR (Æ)	284,350	1,484
	245,850	1,284

		6,442

South Africa - 0.6%
AngloGold Ashanti, Ltd. - ADR	73,784	2,990
Gold Fields, Ltd.	455,000	6,134
Simmer & Jack Mines, Ltd. (Æ)	8,949,100	1,300

		10,424

South Korea - 0.9%
Korea Electric Power Corp. - ADR	247,300	3,485
KT Corp. - ADR	57,350	1,081
Samsung Electronics Co., Ltd.	15,582	10,668
SK Telecom Co., Ltd. - ADR	81,150	1,329

		16,563

Spain - 1.4%
Banco Santander SA (Ñ)	712,600	9,258
Iberdrola Renovables SA (Ñ)	1,229,648	4,304
Telefonica SA	577,387	13,107

		26,669

Switzerland - 6.5%
Adecco SA	211,800	10,796
Cie Financiere Richemont SA	630,542	24,606
Credit Suisse Group AG	300,219	13,672
Givaudan SA	3,475	3,202
Julius Baer Group, Ltd.	354,500	12,404
Nestle SA	496,725	24,557
Novartis AG	130,500	6,333
Roche Holding AG	82,256	10,700
Transocean, Ltd. (Æ)	107,000	4,945
UBS AG (Æ)	517,000	8,834

		120,049

Thailand - 0.1%
Bangkok Bank PCL	316,500	1,363

Turkey - 0.1%
Turkcell Iletisim Hizmet AS - ADR	150,200	2,178

Russell Global Equity Fund	51

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Kingdom - 9.3%
Anglo American PLC (Æ)	272,754	10,805
BP PLC - ADR	177,600	6,832
British Sky Broadcasting Group PLC	352,800	3,936
BT Group PLC	2,970,200	6,628
Centrica PLC	1,497,502	7,141
Diageo PLC	1,283,028	22,287
Experian PLC	1,083,300	10,667
GlaxoSmithKline PLC	477,000	8,316
Reckitt Benckiser Group PLC	344,877	16,911
Reed Elsevier PLC	1,087,100	9,416
Rio Tinto PLC	132,600	6,876
Rolls-Royce Group PLC (Æ)	2,547,156	23,182
Standard Chartered PLC	263,675	7,621
Unilever PLC	307,956	8,751
Vodafone Group PLC	5,902,643	13,777
WPP PLC	743,873	7,908

		171,054

United States - 39.4%
3M Co.	196,230	16,786
Aetna, Inc.	166,300	4,631
AGCO Corp. (Æ)	122,000	4,241
Alcoa, Inc.	200,000	2,234
Amazon.com, Inc. (Æ)	77,100	9,089
Ameren Corp.	104,900	2,661
American Express Co.	176,100	7,861
Apple, Inc. (Æ)	77,970	20,058
Applied Materials, Inc.	887,000	10,467
Arch Coal, Inc.	187,732	4,447
AutoZone, Inc. (Æ)	31,600	6,686
Bank of America Corp.	827,200	11,614
Bank of New York Mellon Corp. (The)	1,138,660	28,546
Bed Bath & Beyond, Inc. (Æ)	132,100	5,004
Best Buy Co., Inc.	162,000	5,615
Boeing Co. (The)	128,800	8,776
Calpine Corp. (Æ)	209,000	2,822
Caterpillar, Inc.	162,000	11,300
CBS Corp. Class B	375,900	5,556
Cisco Systems, Inc. (Æ)	803,230	18,531
Citigroup, Inc. (Æ)	513,200	2,104
ConocoPhillips	75,400	4,164
CTC Media, Inc.	83,400	1,504
Dentsply International, Inc.	398,640	11,967
Discover Financial Services	356,000	5,436
eBay, Inc. (Æ)	218,948	4,578
Edwards Lifesciences Corp. (Æ)	87,200	5,040
Emerson Electric Co.	101,300	5,018
EOG Resources, Inc.	51,000	4,973
FedEx Corp.	68,900	5,688
Fifth Third Bancorp	499,900	6,354
Forest Laboratories, Inc. (Æ)	103,300	2,867
Franklin Resources, Inc.	112,000	11,265
Gilead Sciences, Inc. (Æ)	171,100	5,701
Goldman Sachs Group, Inc. (The)	95,200	14,358
Google, Inc. Class A (Æ)	44,600	21,624
Hewlett-Packard Co.	231,000	10,635

	Principal Amount ($) or Shares	Market Value $
Illinois Tool Works, Inc.	160,000	6,960
Illumina, Inc. (Æ)	74,400	3,335
Intel Corp.	1,371,014	28,243
JPMorgan Chase & Co.	893,221	35,979
Juniper Networks, Inc. (Æ)	573,800	15,940
Kroger Co. (The)	200,000	4,236
Lockheed Martin Corp.	21,400	1,608
Lowe’s Cos., Inc.	364,900	7,568
Mastercard, Inc. Class A	47,400	9,956
Medtronic, Inc.	405,620	14,996
Microsoft Corp.	46,100	1,190
Monsanto Co.	152,300	8,809
MSCI, Inc. Class A (Æ)	85,300	2,753
Murphy Oil Corp.	97,100	5,316
National Oilwell Varco, Inc.	200,000	7,832
Newmont Mining Corp.	186,000	10,397
News Corp. Class B	224,700	3,323
Omnicom Group, Inc.	486,520	18,128
Oracle Corp.	646,420	15,281
PACCAR, Inc.	137,800	6,314
Peabody Energy Corp.	91,100	4,113
PepsiCo, Inc.	100,500	6,523
Pfizer, Inc.	855,500	12,832
PNC Financial Services Group, Inc.	75,367	4,476
Polo Ralph Lauren Corp. Class A	113,600	8,976
Praxair, Inc.	317,330	27,551
Procter & Gamble Co. (The)	258,330	15,799
QUALCOMM, Inc.	435,700	16,591
Range Resources Corp.	132,500	4,918
Red Hat, Inc. (Æ)	99,200	3,189
Rovi Corp. (Æ)	30,000	1,335
Smithfield Foods, Inc. (Æ)	138,700	1,976
Starwood Hotels & Resorts Worldwide, Inc. (ö)	93,500	4,530
Tesoro Corp.	643,600	8,309
Tiffany & Co.	114,000	4,796
TJX Cos., Inc.	61,200	2,541
Tyson Foods, Inc. Class A	222,000	3,887
Wal-Mart Stores, Inc.	99,425	5,090
Walgreen Co.	564,160	16,107
Walt Disney Co. (The)	638,250	21,503
Waters Corp. (Æ)	257,010	16,490
WellPoint, Inc. (Æ)	169,400	8,592
Wells Fargo & Co.	228,896	6,347

		724,836

Total Common Stocks (cost $1,640,582)		1,730,221

Preferred Stocks - 0.1%
Brazil - 0.1%
Tim Participacoes SA	766,100	2,199

Total Preferred Stocks (cost $1,674)		2,199

52	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 4.9%
United States - 4.9%
Russell U.S. Cash Management Fund (£)	89,401,049	89,401

Total Short-Term Investments (cost $89,401)		89,401

Other Securities - 1.6%
Russell U.S. Cash Collateral Fund (×)	18,874,583	18,875
State Street Securities Lending Quality Trust (×)	11,182,192	11,148

Total Other Securities (cost $30,057)		30,023

Total Investments - 100.6% (identified cost $1,761,714)		1,851,844

Other Assets and Liabilities, Net - (0.6%)		(10,755)

Net Assets - 100.0%		1,841,089

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	53

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
EUR STOXX 50 Index (EMU)	590	EUR	16,196	09/10	743
FTSE-100 Index (UK)	132	GBP	6,923	09/10	370
Hang Seng Index (Hong Kong)	11	HKD	11,534	08/10	5
S&P 500 E-Mini Index (CME)	730	USD	40,088	09/10	1,397
S&P 500 Index (CME)	40	USD	10,983	09/10	331
SPI 200 Index (Australia)	39	AUD	4,351	09/10	29
TOPIX Index (Japan)	109	JPY	923,230	09/10	(45)
TSE 60 Index (Canada)	40	CAD	5,469	09/10	79

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2,909

See accompanying notes which are an integral part of this quarterly report.

54	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	677	AUD	840	09/15/10	79
Bank of America	USD	3,431	EUR	2,863	09/15/10	300
Bank of America	USD	1,771	GBP	1,223	09/15/10	147
Bank of America	USD	266	HKD	2,070	09/15/10	1
Bank of America	USD	2,057	JPY	188,500	09/15/10	126
Barclays Bank PLC	USD	677	AUD	840	09/15/10	79
Barclays Bank PLC	USD	976	CAD	1,036	09/15/10	31
Barclays Bank PLC	USD	3,428	EUR	2,863	09/15/10	303
Barclays Bank PLC	USD	1,771	GBP	1,223	09/15/10	147
Barclays Bank PLC	USD	266	HKD	2,070	09/15/10	1
BNP Paribas SA	USD	175	AUD	200	09/15/10	5
BNP Paribas SA	USD	190	CAD	200	09/15/10	4
BNP Paribas SA	USD	1,290	EUR	1,000	09/15/10	13
BNP Paribas SA	USD	306	GBP	200	09/15/10	8
BNP Paribas SA	USD	64	HKD	500	09/15/10	—
BNP Paribas SA	USD	459	JPY	40,000	09/15/10	4
Brown Brother’s Harriman Co.	USD	89	AUD	100	09/15/10	1
Brown Brother’s Harriman Co.	USD	128	AUD	150	09/15/10	7
Brown Brother’s Harriman Co.	USD	175	AUD	200	09/15/10	5
Brown Brother’s Harriman Co.	USD	178	AUD	200	09/15/10	2
Brown Brother’s Harriman Co.	USD	96	CAD	100	09/15/10	1
Brown Brother’s Harriman Co.	USD	97	CAD	100	09/15/10	—
Brown Brother’s Harriman Co.	USD	193	CAD	200	09/15/10	1
Brown Brother’s Harriman Co.	USD	288	CAD	300	09/15/10	3
Brown Brother’s Harriman Co.	USD	637	EUR	500	09/15/10	15
Brown Brother’s Harriman Co.	USD	641	EUR	500	09/15/10	11
Brown Brother’s Harriman Co.	USD	774	EUR	600	09/15/10	7
Brown Brother’s Harriman Co.	USD	1,109	EUR	900	09/15/10	63
Brown Brother’s Harriman Co.	USD	305	GBP	200	09/15/10	9
Brown Brother’s Harriman Co.	USD	308	GBP	200	09/15/10	6
Brown Brother’s Harriman Co.	USD	445	GBP	300	09/15/10	25
Brown Brother’s Harriman Co.	USD	458	GBP	300	09/15/10	13
Brown Brother’s Harriman Co.	USD	116	HKD	900	09/15/10	—
Brown Brother’s Harriman Co.	USD	129	HKD	1,000	09/15/10	—
Brown Brother’s Harriman Co.	USD	344	JPY	30,000	09/15/10	3
Brown Brother’s Harriman Co.	USD	345	JPY	30,000	09/15/10	3
Brown Brother’s Harriman Co.	USD	548	JPY	50,000	09/15/10	31
Brown Brother’s Harriman Co.	USD	567	JPY	50,000	09/15/10	12
Brown Brother’s Harriman Co.	AUD	1,100	USD	935	09/15/10	(55)
Brown Brother’s Harriman Co.	CAD	1,500	USD	1,453	09/15/10	(6)
Brown Brother’s Harriman Co.	EUR	4,100	USD	5,015	09/15/10	(327)
Brown Brother’s Harriman Co.	GBP	1,700	USD	2,506	09/15/10	(161)
Brown Brother’s Harriman Co.	HKD	3,200	USD	411	09/15/10	(1)
Brown Brother’s Harriman Co.	JPY	210,000	USD	2,298	09/15/10	(133)
Credit Suisse First Boston	USD	601	EUR	500	09/15/10	51
Credit Suisse First Boston	USD	290	GBP	200	09/15/10	24
Deutsche Bank	GBP	200	USD	289	09/15/10	(24)
HSBC	USD	677	AUD	840	09/15/10	79
HSBC	USD	977	CAD	1,036	09/15/10	30
HSBC	USD	3,429	EUR	2,863	09/15/10	302
HSBC	USD	1,771	GBP	1,223	09/15/10	147
HSBC	USD	266	HKD	2,070	09/15/10	1
HSBC	USD	1,071	JPY	94,265	08/03/10	20

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	55

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC	USD	2,246	JPY	195,132	08/03/10	13
HSBC	USD	2,056	JPY	188,500	09/15/10	127
HSBC	CHF	254	USD	240	08/02/10	(4)
HSBC	CHF	624	USD	590	08/02/10	(9)
HSBC	EUR	57	USD	73	08/02/10	—
HSBC	EUR	150	USD	194	08/02/10	(1)
HSBC	EUR	173	USD	225	08/02/10	(1)
HSBC	EUR	286	USD	372	08/02/10	(1)
HSBC	EUR	500	USD	649	09/15/10	(2)
HSBC	GBP	184	USD	287	08/02/10	(1)
HSBC	GBP	810	USD	1,264	08/02/10	(6)
JP Morgan	USD	677	AUD	840	09/15/10	79
JP Morgan	USD	976	CAD	1,036	09/15/10	31
JP Morgan	USD	3,429	EUR	2,863	09/15/10	302
JP Morgan	USD	1,771	GBP	1,223	09/15/10	147
JP Morgan	USD	266	HKD	2,070	09/15/10	1
JP Morgan	USD	2,057	JPY	188,500	09/15/10	126
Mellon Bank	USD	677	AUD	840	09/15/10	79
Mellon Bank	USD	292	CAD	300	09/15/10	(1)
Mellon Bank	USD	977	CAD	1,036	09/15/10	30
Mellon Bank	USD	3,430	EUR	2,863	09/15/10	301
Mellon Bank	USD	1,771	GBP	1,223	09/15/10	147
Mellon Bank	USD	266	HKD	2,070	09/15/10	1
Mellon Bank	USD	2,056	JPY	188,500	09/15/10	127
Mellon Bank	AUD	1,600	USD	1,385	09/15/10	(56)
Mellon Bank	CAD	2,100	USD	2,007	09/15/10	(35)
Mellon Bank	EUR	300	USD	378	09/15/10	(13)
Mellon Bank	EUR	6,100	USD	7,729	09/15/10	(220)
Mellon Bank	GBP	200	USD	301	09/15/10	(13)
Mellon Bank	GBP	2,400	USD	3,631	09/15/10	(134)
Mellon Bank	HKD	4,600	USD	591	09/15/10	(1)
Mellon Bank	JPY	400,000	USD	4,533	09/15/10	(99)
Morgan Stanley	USD	18	GBP	13	07/30/10	2
National Australia Bank LTD.	EUR	300	USD	389	09/15/10	(2)
Royal Bank of Canada	USD	677	AUD	840	09/15/10	79
Royal Bank of Canada	USD	977	CAD	1,036	09/15/10	30
Royal Bank of Canada	USD	266	HKD	2,070	09/15/10	1
Royal Bank of Canada	USD	2,056	JPY	188,500	09/15/10	127
Royal Bank of Scotland	USD	87	AUD	100	09/15/10	3
Royal Bank of Scotland	USD	171	AUD	200	09/15/10	9
Royal Bank of Scotland	USD	262	AUD	300	09/15/10	8
Royal Bank of Scotland	USD	194	CAD	200	09/15/10	1
Royal Bank of Scotland	USD	196	CAD	200	09/15/10	(2)
Royal Bank of Scotland	USD	247	EUR	200	09/15/10	14
Royal Bank of Scotland	USD	636	EUR	500	09/15/10	16
Royal Bank of Scotland	USD	1,239	EUR	1,000	09/15/10	64
Royal Bank of Scotland	USD	296	GBP	200	09/15/10	17
Royal Bank of Scotland	USD	296	GBP	200	09/15/10	17
Royal Bank of Scotland	USD	455	GBP	300	09/15/10	16
Royal Bank of Scotland	USD	129	HKD	1,000	09/15/10	—
Royal Bank of Scotland	USD	219	JPY	20,000	09/15/10	12
Royal Bank of Scotland	USD	339	JPY	30,000	09/15/10	8
Royal Bank of Scotland	USD	549	JPY	50,000	09/15/10	30
Royal Bank of Scotland	AUD	400	USD	327	09/15/10	(33)

See accompanying notes which are an integral part of this quarterly report.

56	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	CAD	300	USD	286	09/15/10	(6)
Royal Bank of Scotland	CHF	270	USD	260	08/03/10	—
Royal Bank of Scotland	CHF	710	USD	682	08/03/10	—
Royal Bank of Scotland	EUR	65	USD	85	08/03/10	—
Royal Bank of Scotland	EUR	182	USD	238	08/03/10	1
Royal Bank of Scotland	EUR	100	USD	130	09/15/10	—
Royal Bank of Scotland	EUR	1,300	USD	1,554	09/15/10	(140)
Royal Bank of Scotland	GBP	110	USD	171	08/03/10	(1)
Royal Bank of Scotland	GBP	100	USD	156	09/15/10	(1)
Royal Bank of Scotland	GBP	100	USD	156	09/15/10	(1)
Royal Bank of Scotland	GBP	500	USD	721	09/15/10	(63)
Royal Bank of Scotland	JPY	2,121	USD	24	08/02/10	—
Royal Bank of Scotland	JPY	20,000	USD	227	09/15/10	(4)
Royal Bank of Scotland	JPY	100,000	USD	1,096	09/15/10	(62)
Societe Generale	USD	3,429	EUR	2,863	09/15/10	302
Societe Generale	USD	2,056	JPY	188,500	09/15/10	126
State Street Bank and Trust Company	USD	343	AUD	400	09/15/10	17
State Street Bank and Trust Company	USD	584	AUD	700	09/15/10	46
State Street Bank and Trust Company	USD	195	CAD	200	09/15/10	(1)
State Street Bank and Trust Company	USD	477	CAD	500	09/15/10	9
State Street Bank and Trust Company	USD	849	CAD	900	09/15/10	26
State Street Bank and Trust Company	USD	977	CAD	1,036	09/15/10	30
State Street Bank and Trust Company	USD	1,232	EUR	1,000	09/15/10	71
State Street Bank and Trust Company	USD	3,125	EUR	2,500	09/15/10	133
State Street Bank and Trust Company	USD	296	GBP	200	09/15/10	18
State Street Bank and Trust Company	USD	748	GBP	500	09/15/10	36
State Street Bank and Trust Company	USD	1,516	GBP	1,000	09/15/10	53
State Street Bank and Trust Company	USD	1,771	GBP	1,223	09/15/10	146
State Street Bank and Trust Company	USD	5	HKD	42	08/02/10	—
State Street Bank and Trust Company	USD	257	HKD	2,000	09/15/10	1
State Street Bank and Trust Company	USD	785	JPY	70,000	09/15/10	25
State Street Bank and Trust Company	USD	1,717	JPY	150,000	09/15/10	20
State Street Bank and Trust Company	AUD	150	USD	133	09/15/10	(2)
State Street Bank and Trust Company	AUD	300	USD	251	09/15/10	(19)
State Street Bank and Trust Company	AUD	300	USD	260	09/15/10	(10)
State Street Bank and Trust Company	CAD	250	USD	241	09/15/10	(2)
State Street Bank and Trust Company	CAD	300	USD	282	09/15/10	(9)
State Street Bank and Trust Company	CAD	300	USD	285	09/15/10	(7)
State Street Bank and Trust Company	EUR	300	USD	368	09/15/10	(23)
State Street Bank and Trust Company	EUR	400	USD	521	09/15/10	(1)
State Street Bank and Trust Company	EUR	700	USD	907	09/15/10	(6)
State Street Bank and Trust Company	GBP	250	USD	374	09/15/10	(18)
State Street Bank and Trust Company	GBP	350	USD	537	09/15/10	(12)
State Street Bank and Trust Company	HKD	800	USD	103	09/15/10	—
State Street Bank and Trust Company	JPY	1,148	USD	13	08/03/10	—
State Street Bank and Trust Company	JPY	30,000	USD	339	09/15/10	(8)
State Street Bank and Trust Company	JPY	60,000	USD	695	09/15/10	—
Westpac Banking Corporation	USD	508	AUD	600	09/15/10	32
Westpac Banking Corporation	USD	666	CAD	700	09/15/10	14
Westpac Banking Corporation	USD	2,530	EUR	2,000	09/15/10	76
Westpac Banking Corporation	USD	1,370	GBP	900	09/15/10	41
Westpac Banking Corporation	USD	257	HKD	2,000	09/15/10	1
Westpac Banking Corporation	USD	1,717	JPY	150,000	09/15/10	19

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3,591

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	57

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$4,254	$—	$—	$4,254
Bermuda	1,399	—	—	1,399
Brazil	33,940	—	—	33,940
Canada	65,785	—	1,317	67,102
Cayman Islands	22,218	—	—	22,218
China	13,960	—	—	13,960
Eygpt	1	—	—	1
Finland	5,888	—	—	5,888
France	84,789	—	—	84,789
Germany	82,624	—	—	82,624
Hong Kong	10,278	—	—	10,278
India	24,185	—	—	24,185
Indonesia	5,458	—	—	5,458
Ireland	38,215	—	—	38,215
Italy	23,901	—	—	23,901
Japan	133,373	—	—	133,373
Luxembourg	6,314	—	—	6,314
Mexico	24,591	—	—	24,591
Netherlands	41,024	—	—	41,024
Netherlands Antilles	5,035	—	—	5,035
Norway	2,355	—	—	2,355
Panama	12,259	—	—	12,259
Papua New Guinea	7,480	—	—	7,480
Russia	6,442	—	—	6,442
South Africa	10,424	—	—	10,424
South Korea	16,563	—	—	16,563
Spain	26,669	—	—	26,669
Switzerland	120,049	—	—	120,049
Thailand	1,363	—	—	1,363
Turkey	2,178	—	—	2,178
United Kingdom	171,054	—	—	171,054
United States	724,836	—	—	724,836
Preferred Stocks	2,199	—	—	2,199
Short-Term Investments	—	89,401	—	89,401
Other Securities	—	30,023	—	30,023

Total Investments	1,731,103	119,424	1,317	1,851,844

Other Financial Instrutments
Futures Contracts	2,909	—	—	2,909
Foreign Currency Exchange Contracts	6	3,585	—	3,591

Total Other Financial Instruments*	2,915	3,585	—	6,500

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 30, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

58	Russell Global Equity Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.3%
Argentina - 0.1%
Banco Macro SA - ADR	28,233	1,072

Austria - 0.1%
Vienna Insurance Group	27,298	1,296
Wienerberger AG (Æ)	28,547	396

		1,692

Bermuda - 1.7%
C C Land Holdings, Ltd. (Ñ)	1,665,000	679
Central European Media Enterprises, Ltd. Class A (Æ)	45,990	989
China Foods, Ltd. (Ñ)	275,356	174
Cosan, Ltd. (Æ)(Ñ)	96,700	1,099
Credicorp, Ltd.	60,430	5,905
Genpact, Ltd. (Æ)(Ñ)	47,800	720
GOME Electrical Appliances Holdings, Ltd. (Æ)(Ñ)	2,671,680	925
Li & Fung, Ltd.	782,000	3,584
Texwinca Holdings, Ltd.	438,000	448
TPV Technology, Ltd. (Ñ)	1,654,000	1,046
VimpelCom, Ltd. - ADR (Æ)	278,925	4,549
Yue Yuen Industrial Holdings, Ltd. (Ñ)	663,000	2,151

		22,269

Brazil - 10.9%
Amil Participacoes SA	167,498	1,448
Anhanguera Educacional Participacoes SA	223,015	3,481
Banco Bradesco SA - ADR (Ñ)	367,509	6,847
Banco do Brasil SA	617,778	10,727
Banco Santander Brasil SA	99,058	1,309
Banco Santander Brasil SA - ADR	352,665	4,698
BM&F Bovespa SA	526,384	3,876
Brasil Telecom SA (Æ)	65,224	587
BRF - Brasil Foods SA (Æ)	135,218	1,900
Brookfield Incorporacoes SA	561,400	2,937
Centrais Eletricas Brasileiras SA	184,200	2,388
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	50,652	3,295
Cia de Bebidas das Americas - ADR (Ñ)	42,324	4,623
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	246,540	4,930
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)(Ñ)	6,225	248
Cia de Saneamento de Minas Gerais-COPASA (Æ)	75,500	1,086
Cia Energetica de Minas Gerais - ADR (Ñ)	274,956	4,179
Cia Paranaense de Energia - ADR (Ñ)	23,183	508
Cia Siderurgica Nacional SA	170,822	2,840
Cielo SA	119,600	1,074
Cyrela Brazil Realty SA Empreendimentos e Participacoes	186,400	2,627
Diagnosticos da America SA (Æ)	100,000	961
Gol Linhas Aereas Inteligentes SA - ADR (Ñ)	202,500	2,859
Hypermarcas SA (Æ)	23,500	306
Itau Unibanco Holding SA - ADR	224,214	5,020

	Principal Amount ($) or Shares	Market Value $
Localiza Rent a Car SA	70,000	968
Lojas Renner SA	114,900	3,852
Marfrig Alimentos SA	122,201	1,230
Marisa Lojas SA (Æ)	11,000	139
MMX Mineracao e Metalicos SA (Æ)	182,767	1,232
MRV Engenharia e Participacoes SA	158,400	1,420
Natura Cosmeticos SA	223,100	5,797
OGX Petroleo e Gas Participacoes SA (Æ)	201,748	2,132
Petroleo Brasileiro SA (Æ)	85,900	1,565
Petroleo Brasileiro SA - ADR	180,200	5,739
Petroleo Brasileiro SA - ADR (Ñ)	245,440	8,934
Redecard SA	180,200	2,721
Rossi Residencial SA	241,500	2,174
Souza Cruz SA	75,200	3,455
Sul America SA	162,900	1,426
TAM SA - ADR (Ñ)	110,500	1,865
Tele Norte Leste Participacoes SA - ADR	35,516	520
Tractebel Energia SA	108,695	1,412
Usinas Siderurgicas de Minas Gerais SA	82,100	2,381
Vale SAClass B (Ñ)	766,640	20,039
Weg SA	90,800	942

		144,697

Canada - 0.3%
First Quantum Minerals, Ltd. (Ñ)	56,260	3,525

Cayman Islands - 4.0%
Agile Property Holdings, Ltd. (Ñ)	944,000	1,230
Alibaba.com, Ltd. (Ñ)	1,142,500	2,362
ASM Pacific Technology, Ltd. (Ñ)	294,600	2,693
Baidu, Inc. - ADR (Æ)	27,400	2,231
Belle International Holdings, Ltd.	475,000	732
China Forestry Holdings, Ltd.	120,000	48
China Metal Recycling Holdings, Ltd. (Ñ)	298,200	295
China Shanshui Cement Group, Ltd.	1,747,000	940
Comba Telecom Systems Holdings, Ltd. (Ñ)	1,156,400	1,191
Country Garden Holdings Co.	1,423,000	451
Daphne International Holdings, Ltd. (Ñ)	1,076,000	996
Hengan International Group Co., Ltd.	893,000	7,691
Hengdeli Holdings, Ltd. (Æ)(Ñ)	2,284,000	1,047
Ju Teng International Holdings, Ltd.	1,151,000	830
Kingboard Chemical Holdings, Ltd.	236,000	1,092
Li Ning Co., Ltd. (Ñ)	118,000	389
Lifestyle International Holdings, Ltd.	615,000	1,278
Melco Crown Entertainment, Ltd. - ADR (Æ)(Ñ)	187,900	731
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	27,200	2,660
Pacific Textile Holdings, Ltd.	661,000	379
Parkson Retail Group, Ltd. (Ñ)	1,371,031	2,355
Real Gold Mining, Ltd. (Æ)(Ñ)	633,000	903
Shenzhou International Group Holdings, Ltd.	502,000	662
Shimao Property Holdings, Ltd. (Ñ)	1,347,000	2,584
Shui On Land, Ltd.	1,622,500	739
Sina Corp. (Æ)(Ñ)	30,800	1,318
Tencent Holdings, Ltd. (Ñ)	460,800	8,881
Tingyi Cayman Islands Holding Corp. (Ñ)	300,000	761

Russell Emerging Markets Fund	59

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Uni-President China Holdings, Ltd. (Ñ)	1,892,000	1,055
Want Want China Holdings, Ltd. (Ñ)	2,519,746	1,972
Xingda International Holdings, Ltd.	3,745,000	2,526

		53,022

Chile - 0.9%
Banco Santander Chile - ADR (Ñ)	68,180	5,660
Embotelladora Andina SA - ADR	53,300	1,397
Empresas La Polar SA	111,546	678
Sociedad Quimica y Minera de Chile SA - ADR	96,300	3,659

		11,394

China - 4.9%
Angang Steel Co., Ltd. Class H	418,000	631
Anhui Conch Cement Co., Ltd. Class H (Ñ)	1,797,161	6,282
Bank of China, Ltd. Class H	9,152,000	4,831
Bank of Communications Co., Ltd. Class H	1,105,000	1,226
BBMG Corp.	517,500	611
Byd Co., Ltd. Class H (Ñ)	164,500	1,132
China Coal Energy Co.	836,000	1,167
China Construction Bank Corp. Class H (Ñ)	2,534,000	2,150
China Life Insurance Co., Ltd. - ADR (Ñ)	30,326	2,037
China Life Insurance Co., Ltd. Class H (Ñ)	743,000	3,300
China Merchants Bank Co., Ltd. (Ñ)	1,789,714	4,781
China National Building Material Co., Ltd. Class H (Ñ)	650,000	1,227
China Oilfield Services, Ltd. Class H	998,000	1,310
China Petroleum & Chemical Corp. Class H (Ñ)	6,322,000	5,095
China Shenhua Energy Co., Ltd.	590,708	2,274
China Telecom Corp., Ltd. - ADR	11,165	560
China Telecom Corp., Ltd. Class H	1,216,000	609
Chongqing Machinery & Electric Co., Ltd.	5,221,537	1,344
Dongfeng Motor Group Co., Ltd. Class H (Ñ)	1,500,000	2,093
Guangzhou R&F Properties Co., Ltd. (Ñ)	607,600	951
Industrial & Commercial Bank of China (Ñ)	7,715,398	5,890
Jiangsu Expressway Co., Ltd. Class H (Ñ)	3,232,000	3,146
PetroChina Co., Ltd. Class H	1,052,000	1,193
PICC Property & Casualty Co., Ltd. Class H (Æ)(Ñ)	1,902,000	1,925
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	170,100	1,409
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	434,000	1,956
Weiqiao Textile Co. Class H (Ñ)	1,336,500	931
Wumart Stores, Inc. Class H	791,000	1,729
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	1,556,000	3,341

		65,131

Colombia - 0.7%
BanColombia SA	143,700	2,048
BanColombia SA - ADR (Ñ)	112,038	6,569

		8,617

Cyprus - 0.1%
Globaltrans Investment PLC (Æ)	122,493	1,808

	Principal Amount ($) or Shares	Market Value $
Czech Republic - 0.0%
Komercni Banka AS	2,822	548

Egypt - 0.7%
Commercial International Bank Egypt SAE	231,400	1,580
Egyptian Financial Group-Hermes Holding	94,825	461
Orascom Construction Industries	83,844	3,537
Orascom Construction Industries - GDR	50,500	2,146
Telecom Egypt	417,803	1,264

		8,988

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	157,644	3,718

Hong Kong - 3.8%
Beijing Enterprises Holdings, Ltd.	366,000	2,420
China Merchants Holdings International Co., Ltd.	162,658	616
China Mobile, Ltd. (Ñ)	1,120,732	11,333
China Mobile, Ltd. - ADR	142,396	7,254
China Overseas Land & Investment, Ltd.	1,154,667	2,474
China Pharmaceutical Group, Ltd. (Ñ)	1,518,000	854
China Resources Enterprise, Ltd.	1,481,254	5,626
China Taiping Insurance Holdings Co., Ltd. (Æ)(Ñ)	1,457,800	4,917
China Unicom Hong Kong, Ltd. (Ñ)	2,288,000	3,093
CNOOC, Ltd.	4,684,000	7,887
CNOOC, Ltd. - ADR (Ñ)	5,582	940
Shenzhen Investment, Ltd. (Ñ)	4,702,000	1,598
Shougang Concord International Enterprises Co., Ltd. (Æ)(Ñ)	3,836,000	647
Sinotrans Shipping, Ltd. (Ñ)	2,801,000	1,215

		50,874

Hungary - 0.5%
MOL Hungarian Oil and Gas PLC (Æ)	47,620	4,288
MOL Hungarian Oil and Gas PLC - ADR (Æ)(Å)	12,898	500
OTP Bank PLC (Æ)	37,800	908
Richter Gedeon Nyrt.	5,400	1,103

		6,799

India - 7.8%
Adani Power, Ltd. (Æ)	256,374	703
Allahabad Bank	124,935	517
Ambuja Cements, Ltd. (Æ)	1,197,500	3,040
Axis Bank, Ltd.	132,400	3,833
Bajaj Auto, Ltd.	104,059	6,028
Balrampur Chini Mills, Ltd.	790,030	1,415
Bank of Baroda	161,700	2,622
Bank of India	23,900	212
BF Investment, Ltd. (Æ)	15,751	61
Canara Bank	265,712	2,743
Container Corp. of India	51,669	1,530
Dabur India, Ltd. Class A	626,000	2,666
Educomp Solutions, Ltd.	38,397	503
Fortis Healthcare, Ltd. (Æ)	237,759	797

60	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Genesis Indian Investment Co., Ltd.	350,019	23,903
Gitanjali Gems, Ltd. (Æ)	19,762	70
Glodyne Technoserve, Ltd.	12,969	233
GMR Infrastructure, Ltd. (Æ)	681,900	835
GVK Power & Infrastructure, Ltd. (Æ)	686,205	643
HCL Technologies, Ltd.	197,972	1,673
HDFC Bank, Ltd. - ADR (Ñ)	43,700	7,192
Hindustan Oil Exploration (Æ)	103,076	486
Housing Development Finance Corp.	31,795	2,042
ICICI Bank, Ltd.	58,086	1,133
ICICI Bank, Ltd. - ADR	42,500	1,654
IFCI, Ltd. (Æ)	336,519	456
Infosys Technologies, Ltd.	14,386	864
Infosys Technologies, Ltd. - ADR	35,600	2,153
Infrastructure Development Finance Co., Ltd.	134,839	540
Jain Irrigation Systems, Ltd.	62,000	1,651
Jaiprakash Associates, Ltd.	497,508	1,266
Jindal Saw, Ltd. (Æ)	5,730	24
MRF, Ltd.	8,081	1,276
Mundra Port and Special Economic Zone, Ltd.	65,458	1,021
NTPC, Ltd.	544,130	2,330
Piramal Healthcare, Ltd.	145,069	1,508
Punjab National Bank, Ltd.	153,000	3,529
Reliance Industries, Ltd.	89,470	1,947
Satyam Computer Services, Ltd. (Æ)	361,341	674
Sesa Goa, Ltd.	562,078	4,376
Shree Renuka Sugars, Ltd.	339,866	464
Steel Authority of India, Ltd.	396,511	1,743
Sterlite Industries India, Ltd. - ADR	89,400	1,351
Tata Motors, Ltd. - ADR (Ñ)	79,300	1,500
Tata Steel, Ltd.	275,583	3,189
TVS Motor Co., Ltd.	61,603	184
UCO Bank	308,608	618
Union Bank of India	366,000	2,505
United Spirits, Ltd.	34,544	1,031
Yes Bank, Ltd.	132,228	842

		103,576

Indonesia - 2.9%
Astra International Tbk PT	1,495,500	8,473
Bank Danamon Indonesia Tbk PT	1,905,568	1,139
Bank Mandiri Tbk PT	1,593,000	1,068
Bank Negara Indonesia Persero Tbk PT	5,264,500	1,780
Bank Rakyat Indonesia	5,872,529	6,497
Indah Kiat Pulp and Paper Corp. Tbk PT (Æ)	1,310,000	258
Indo Tambangraya Megah PT	212,500	890
Indocement Tunggal Prakarsa Tbk PT	1,877,402	3,546
Indofood Sukses Makmur Tbk PT	2,870,500	1,484
Kalbe Farma Tbk PT	11,865,500	3,249
Ramayana Lestari Sentosa Tbk PT	4,589,492	400
Semen Gresik Persero Tbk PT	976,197	1,009
Telekomunikasi Indonesia Tbk PT	6,978,688	6,590
Telekomunikasi Indonesia Tbk PT - ADR	30,361	1,140
Timah Tbk PT	4,789,000	1,324

		38,847

	Principal Amount ($) or Shares	Market Value $
Kazakhstan - 0.1%
KazMunaiGas Exploration Production - GDR	100,200	1,960

Luxembourg - 2.0%
MHP SA - GDR (Æ)	46,880	659
Millicom International Cellular SA	35,600	3,319
SHS Genesis Smaller, Co.	241,551	20,368
Tenaris SA - ADR (Ñ)	47,100	1,886

		26,232

Malaysia - 1.6%
AMMB Holdings BHD	2,246,535	3,637
Axiata Group BHD (Æ)	959,300	1,285
Bursa Malaysia BHD	259,800	575
CIMB Group Holdings BHD	2,973,026	6,916
IGB Corp. BHD	1,650,100	975
KLCC Property Holdings BHD	256,000	257
Kuala Lumpur Kepong BHD	119,700	635
Lafarge Malayan Cement BHD	258,841	548
Lion Industries Corp. BHD	1,080,600	544
Malayan Banking BHD	165,300	402
PPB Group BHD	123,000	671
Public Bank BHD	592,300	2,275
Resorts World BHD	553,300	496
Supermax Corp. BHD	663,375	1,299
TA Enterprise BHD	2,029,000	415
TA Global BHD	1,217,400	145

		21,075

Mexico - 3.8%
Alfa SAB de CV Class A	111,500	869
America Movil SAB de CV (Ñ)	2,234,100	5,530
America Movil SAB de CV	332,705	16,506
Cemex SAB de CV - ADR (Æ)	64,008	604
Coca-Cola Femsa SAB de CV	135,300	926
Corp. Moctezuma SAB de CV (Å)	279,763	663
Fomento Economico Mexicano SAB de CV (Ñ)	211,400	1,032
Fomento Economico Mexicano SAB de CV - ADR	55,237	2,689
Grupo Aeroportuario del Sureste SAB de CV - ADR	15,930	847
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,038,090	4,064
Grupo Financiero Inbursa SA Class O	643,626	2,273
Grupo Mexico SAB de CV	731,097	1,944
Grupo Televisa SA - ADR	33,500	637
Megacable Holdings SAB de CV (Æ)(Ñ)	419,603	1,055
Telefonos de Mexico SAB de CV Series L (Ñ)	49,668	718
Urbi Desarrollos Urbanos SAB de CV (Æ)(Ñ)	1,293,200	2,506
Wal-Mart de Mexico SAB de CV	1,187,504	2,758
Wal-Mart de Mexico SAB de CV - ADR	184,800	4,273

		49,894

Russell Emerging Markets Fund	61

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Netherlands - 0.8%
New World Resources NV (Æ)	141,740	1,681
X5 Retail Group NV - GDR (Æ)	6,721	8,520

		10,201

Nigeria - 0.3%
First City Monument Bank PLC	15,077,848	792
Guaranty Trust Bank PLC	1,887,147	211
Guaranty Trust Bank PLC - GDR	153,959	1,010
Nigerian Breweries PLC	1,956,483	919
United Bank for Africa PLC	16,920,778	1,183

		4,115

Oman - 0.1%
BankMuscat SAOG - GDR	140,260	1,206

Panama - 0.2%
Copa Holdings SA Class A	45,100	2,329

Philippines - 0.6%
Alliance Global Group, Inc.	10,446,500	1,319
Megaworld Corp.	30,364,000	1,000
Metro Pacific Investments Corp. (Æ)	12,642,000	769
Metropolitan Bank & Trust	952,400	1,254
Philippine Long Distance Telephone Co.	20,370	1,082
Philippine Long Distance Telephone Co. - ADR	22,640	1,216
Universal Robina Corp.	1,245,400	898

		7,538

Poland - 0.8%
Bank Pekao SA	40,810	2,176
KGHM Polska Miedz SA	230,634	8,006
Telekomunikacja Polska SA	112,891	584

		10,766

Qatar - 0.1%
Qatar National Bank SAQ	39,025	1,442

Russia - 6.2%
Aeroflot - Russian Airlines OJSC	590,000	1,181
Gazprom OAO - ADR (Ñ)	693,284	14,975
Gazprom OAO - ADR	282,471	6,096
Kalina	10,800	210
LSR Group - GDR (Æ)	110,500	1,005
Luka Kotor AD Kotor - ADR (Æ)	249,615	14,253
Lukoil OAO - ADR	95,837	5,463
Magnit OJSC (Å)	26,518	2,602
Magnit OJSC - GDR	63,698	1,347
Magnitogorsk Iron & Steel Works - GDR	59,236	632
Mechel - ADR	33,600	732
MMC Norilsk Nickel - ADR	137,830	2,266
Mobile Telesystems OJSC - ADR	386,109	8,572
NovaTek OAO - GDR	41,035	3,078
Novolipetsk Steel OJSC - GDR	32,422	1,008

	Principal Amount ($) or Shares	Market Value $
Novorossiysk Commercial Sea Port PJSC - GDR (Þ)	23,647	280
Novorossiysk Commercial Sea Port PJSC - GDR	113,338	1,343
Raspadskaya (Å)	359,907	1,420
Rosneft Oil Co. - GDR	389,981	2,605
RusHydro (Æ)	24,000,000	1,249
Sberbank of Russian Federation	3,664,033	10,220
Severstal OAO - GDR (Æ)	36,434	430
Surgutneftegas OJSC - ADR	93,010	943
TMK OAO - GDR (Æ)	43,739	721
TMK OAO - GDR (Æ)(Þ)	4,600	76

		82,707

Singapore - 0.1%
Yanlord Land Group, Ltd. (Ñ)	1,420,000	1,942

South Africa - 6.0%
ABSA Group, Ltd.	87,394	1,629
Adcock Ingram Holdings, Ltd.	78,666	666
African Bank Investments, Ltd.	326,890	1,501
AngloGold Ashanti, Ltd.	45,236	1,828
ArcelorMittal South Africa, Ltd. Class H	83,324	972
Aspen Pharmacare Holdings, Ltd. (Æ)	126,000	1,408
Astral Foods, Ltd.	76,964	1,197
Aveng, Ltd.	191,221	944
Barloworld, Ltd.	167,350	1,032
Bidvest Group, Ltd.	235,362	4,274
Clicks Group, Ltd.	57,901	287
FirstRand, Ltd.	1,279,960	3,553
Foschini, Ltd.	346,300	3,370
Gold Fields, Ltd. - ADR (Ñ)	140,700	1,904
Grindrod, Ltd.	565,750	1,189
Impala Platinum Holdings, Ltd.	21,487	582
Imperial Holdings, Ltd.	171,145	2,263
Investec, Ltd.	98,049	800
JD Group, Ltd.	204,951	1,285
Kumba Iron Ore, Ltd.	26,686	1,353
Lewis Group, Ltd.	151,600	1,301
Massmart Holdings, Ltd.	275,336	4,829
Mondi, Ltd.	213,932	1,519
MTN Group, Ltd.	422,126	6,767
Murray & Roberts Holdings, Ltd.	34,200	197
Naspers, Ltd. Class N	18,205	776
Pick n Pay Stores, Ltd.	168,707	1,052
Pretoria Portland Cement Co., Ltd.	442,900	1,958
Remgro, Ltd.	71,224	976
Sanlam, Ltd.	444,656	1,525
Sasol, Ltd.	174,984	6,932
Shoprite Holdings, Ltd.	398,150	4,988
Standard Bank Group, Ltd.	620,232	9,650
Telkom SA, Ltd.	219,808	1,027
Truworths International, Ltd.	199,655	1,596
Vodacom Group, Ltd.	121,303	1,031
Woolworths Holdings, Ltd.	312,635	1,114

		79,275

62	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

South Korea - 10.0%
Amorepacific Corp.	969	791
Cheil Industries, Inc.	6,612	507
Daegu Bank, Ltd.	78,900	1,017
Dongbu Corp.	28,700	155
Dongbu Insurance Co., Ltd.	54,840	1,706
Dongkuk Steel Mill Co., Ltd.	26,150	530
Dongwon F&B Co., Ltd.	10,420	482
Doosan Infracore Co., Ltd. (Æ)	100,720	1,809
Glovis Co., Ltd.	12,655	1,460
Hana Financial Group, Inc.	173,070	5,157
Hanjin Heavy Industries & Construction Co., Ltd. (Ñ)	64,600	1,545
Hankook Tire Co., Ltd. (Ñ)	98,570	2,237
Hansol Paper Co.	82,770	1,053
Hanyang Securities Co., Ltd.	44,800	346
Hynix Semiconductor, Inc. (Æ)(Ñ)	85,430	1,625
Hyosung Corp.	8,650	600
Hyundai Development Co.	19,720	453
Hyundai Heavy Industries Co., Ltd. (Ñ)	6,073	1,378
Hyundai Hysco	21,050	334
Hyundai Marine & Fire Insurance Co., Ltd.	102,560	2,107
Hyundai Mobis	21,184	3,662
Hyundai Motor Co.	16,941	2,134
Hyundai Steel Co. (Ñ)	43,500	3,769
KB Financial Group, Inc.	59,479	2,589
KB Financial Group, Inc. - ADR	34,870	1,492
KCC Corp.	3,049	787
Kia Motors Corp.	134,410	3,511
KIWOOM Securities Co., Ltd.	32,340	1,190
Kolon Industries, Inc. (Æ)	5,954	318
Korea Electric Power Corp.	140,215	3,935
Korea Zinc Co., Ltd.	12,000	2,389
Korean Air Lines Co., Ltd. (Æ)	8,620	538
Korean Reinsurance Co.	26,825	265
KP Chemical Corp.	16,700	161
LG Chem, Ltd.	3,720	1,034
LG Corp. Class H	56,463	3,904
LG Display Co., Ltd.	127,610	3,915
LG Electronics, Inc. Class H (Ñ)	30,438	2,586
LG Household & Health Care, Ltd.	9,724	3,062
LG Innotek Co., Ltd.	10,974	1,484
LG International Corp.	32,550	867
LG Uplus Corp.	313,020	2,109
LIG Insurance Co., Ltd.	119,830	2,588
Lumens Co., Ltd. (Æ)(Ñ)	140,811	1,381
MegaStudy Co., Ltd.	5,254	758
NHN Corp. (Æ)	7,918	1,231
Poongsan Corp.	19,120	512
POSCO	2,704	1,124
S&T Daewoo Co., Ltd. (Æ)	44,660	981
Samsung Electronics Co., Ltd.	37,931	25,970
Samsung Electronics Co., Ltd. - GDR	16,490	5,645
Samsung Electronics Co., Ltd. - GDR (Þ)	12,215	2,833
Samsung Fire & Marine Insurance Co., Ltd.	62,413	10,868
Samsung SDI Co., Ltd.	2,567	369
Shinhan Financial Group Co., Ltd.	60,909	2,497

	Principal Amount ($) or Shares	Market Value $
Shinsegae Co., Ltd.	4,526	2,165
SK Holdings Co., Ltd.	7,619	598
STX Pan Ocean Co., Ltd.	122,710	1,245
Taewoong Co., Ltd. (Ñ)	21,505	976

		132,734

Switzerland - 0.1%
Cie Financiere Richemont SA	188,604	739

Taiwan - 7.1%
Ability Enterprise Co., Ltd.	61,000	94
Alpha Networks, Inc.	579,691	441
Altek Corp.	2,547,795	3,697
Asia Polymer	1,672,000	1,518
Asustek Computer, Inc.	77,550	584
AU Optronics Corp.	3,644,202	3,452
China Development Financial Holding Corp.	461,606	132
Compal Electronics, Inc.	414,000	542
Coretronic Corp.	753,000	1,047
Delta Electronics, Inc.	1,546,970	5,335
Far Eastern New Century Corp.	694,158	805
Far EasTone Telecommunications Co., Ltd.	370,000	515
Formosa Chemicals & Fibre Corp.	489,820	1,065
Foxconn Technology Co., Ltd.	200,000	680
Gigabyte Technology Co., Ltd.	1,326,000	1,397
Gloria Material Technology Corp. (Æ)	853,000	466
Grand Pacific Petrochemical	1,936,000	852
HannStar Display Corp. (Æ)	7,651,000	1,485
Holtek Semiconductor, Inc.	222,979	325
HON HAI Precision Industry Co., Ltd. (Å)	2,269,308	9,136
Inventec Co., Ltd.	567,000	301
Lite-On Technology Corp.	770,000	983
Macronix International	4,610,634	3,072
MediaTek, Inc.	486,280	6,579
Merry Electronics Co., Ltd.	754,000	1,113
Novatek Microelectronics Corp., Ltd.	628,485	1,661
Powertech Technology, Inc.	1,493,800	4,569
Qisda Corp. (Æ)	1,645,000	929
Quanta Computer, Inc.	1,670,000	3,023
Radiant Opto-Electronics Corp.	964,976	1,310
Sanyang Industry Co., Ltd. (Æ)	2,274,000	1,068
Siliconware Precision Industries Co.	671,000	653
Silitech Technology Corp.	165,000	470
St. Shine Optical Co., Ltd.	103,108	901
Synnex Technology International Corp.	1,795,910	4,091
Taiwan Fertilizer Co., Ltd. Class H	153,000	423
Taiwan Semiconductor Manufacturing Co., Ltd.	7,357,388	14,327
Transcend Information, Inc.	461,000	1,285
Tsann Kuen Enterprise Co., Ltd.	301,070	561
TSRC Corp.	86,000	125
U-Ming Marine Transport Corp.	435,000	823
Uni-President Enterprises Corp.	2,030,742	2,411
Unimicron Technology Corp.	625,620	1,041
United Microelectronics Corp.	11,315,718	5,015
United Microelectronics Corp. - ADR (Ñ)	432,764	1,311

Russell Emerging Markets Fund	63

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wistron Corp.	1,123,861	1,813
Yuanta Financial Holding Co., Ltd.	1,092,000	610
Yung Shin Pharmaceutical Industrial Co., Ltd.	676,000	713

		94,749

Thailand - 2.1%
Bangkok Bank PCL	202,500	872
Banpu PCL	102,800	1,987
Charoen Pokphand Foods PCL	3,300,800	2,455
CP ALL PCL	2,168,099	2,166
Delta Electronics PCL (Æ)	98,000	80
Hana Microelectronics PCL	623,500	536
Home Product Center PCL	3,873,297	894
Kasikornbank PCL	475,800	1,474
Krung Thai Bank PCL	7,144,300	2,878
PTT Exploration & Production PCL	651,400	3,007
Ratchaburi Electricity Generating Holding PCL	270,600	312
Siam Commercial Bank PCL	1,484,766	4,094
Star Comgistic Capital Co., Ltd. Class Preferenc	613,200	725
Thai Beverage PCL	8,892,456	1,864
Thai Oil PCL	296,700	405
Thanachart Capital PCL	805,100	748
Thoresen Thai Agencies PCL	2,323,690	1,721
TPI Polene PCL	3,118,100	1,266

		27,484

Turkey - 4.3%
Akbank TAS	265,127	1,469
Anadolu Efes Biracilik Ve Malt Sanayii AS	237,153	2,989
Arcelik AS	897,800	4,438
Asya Katilim Bankasi AS	438,850	1,095
Aygaz AS	358,089	1,580
BIM Birlesik Magazalar AS	51,247	1,572
Cimsa Cimento Sanayi VE Tica	263,875	1,637
Dogan Sirketler Grubu Holdings	1,105,095	799
Dogus Otomotiv Servis ve Ticaret AS (Æ)	83,165	405
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,632,326	2,502
Ford Otomotiv Sanayi AS	61,793	459
Haci Omer Sabanci Holding AS	122,023	567
Hurriyet Gazetecilik AS	582,588	607
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Æ)	1,403,776	559
Koza Anadolu Metal Madencilik Isletmeleri AS (Æ)	169,003	424
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	535,035	777
Tofas Turk Otomobil Fabrikasi AS	182,100	695
Tupras Turkiye Petrol Rafine	94,208	2,141
Turk Hava Yollari (Æ)	623,221	1,803
Turkiye Garanti Bankasi AS	2,491,212	12,892
Turkiye Halk Bankasi AS	333,353	2,698
Turkiye Is Bankasi	1,470,589	5,513
Turkiye Vakiflar Bankasi Tao	2,046,063	5,539
Vestel Elektronik Sanayi (Æ)	727,034	1,100

	Principal Amount ($) or Shares	Market Value $
Yapi ve Kredi Bankasi AS (Æ)	778,185	2,365

		56,625

United Arab Emirates - 0.1%
DP World, Ltd.	1,627,471	789

United Kingdom - 3.5%
Anglo American PLC (Æ)	327,684	13,181
Antofagasta PLC	129,099	2,002
Eurasian Natural Resources Corp. PLC	401,424	5,710
Fresnillo PLC	56,063	907
Hikma Pharmaceuticals PLC	314,810	3,537
Kazakhmys PLC	116,300	2,219
Old Mutual PLC	2,445,700	4,693
SABMiller PLC	287,127	8,734
Standard Chartered PLC	28,681	829
Tullow Oil PLC	240,300	4,642

		46,454

United States - 0.7%
Central European Distribution Corp. (Æ)(Ñ)	41,210	1,074
CTC Media, Inc. (Ñ)	55,100	994
NII Holdings, Inc. (Æ)(Ñ)	33,800	1,266
Southern Copper Corp. (Ñ)	168,437	5,291

		8,625

Zimbabwe - 0.0%
Delta Corp., Ltd. (Æ)	1,117,659	559

Total Common Stocks (cost $874,393)		1,196,017

Preferred Stocks - 4.4%
Brazil - 3.2%
Banco Bradesco SA	241,670	4,431
Banco do Estado do Rio Grande do Sul	23,800	206
Brasil Telecom SA (Æ)	344,926	2,275
Centrais Eletricas Brasileiras SA	259,800	4,025
Cia de Bebidas das Americas	55,500	6,008
Cia Energetica de Minas Gerais	55,000	823
Cia Energetica de Sao Paulo Class Preferenc	59,700	921
Cia Paranaense de Energia	128,500	2,784
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	242,200	5,095
Investimentos Itau SA	816,900	6,075
Itau Unibanco Holding SA	224,137	5,045
Petroleo Brasileiro SA (Æ)	52,800	836
Telemar Norte Leste SA (Æ)	27,000	709
Ultrapar Participacoes SA	64,073	3,282
Vivo Participacoes SA	71	2

		42,517

Chile - 0.1%
Embotelladora Andina SA	194,300	842

64	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Colombia - 0.0%
BanColombia SA	7,200	105

Russia - 0.3%
AK Transneft OAO	3,570	4,033
MDM Bank OAO (Æ)	1,093,505	433

		4,466

South Korea - 0.8%
Hyundai Motor Co.	23,140	998
Samsung Electronics Co., Ltd.	22,677	10,676

		11,674

Total Preferred Stocks (cost $44,536)		59,604

Warrants & Rights - 0.4%
Cayman Islands - 0.0%
Kingboard Chemical Holdings, Ltd. (Æ) 2012 Warrants	23	9

Germany - 0.2%
Commercial Bank of Qatar (Æ) 2017 Warrants	116,100	2,265

Netherlands Antilles - 0.0%
Merrill Lynch Capital Markets (Æ) 2012 Warrants	276	183

United Kingdom - 0.2%
Deutsche Bank AG (Æ) 2012 Warrants	11	592
HSBC Bank PLC (Æ) 2012 Warrants	3,920	1,790

		2,382

United States - 0.0%
HON HAI Precision Industry Co., Ltd. (Þ) 2012 Warrants	212	854

Total Warrants & Rights (cost $6,089)		5,693

Short-Term Investments - 3.4%
United States - 3.4%
Russell U.S. Cash Management Fund (£)	44,847,946	44,848

Total Short-Term Investments (cost $44,848)		44,848

	Principal Amount ($) or Shares	Market Value $

Other Securities - 9.6%
Russell U.S. Cash Collateral Fund (×)	79,614,459	79,614
State Street Securities Lending Quality Trust (×)	47,167,357	47,018

Total Other Securities (cost $126,781)		126,632

Total Investments - 108.1% (identified cost $1,096,647)		1,432,794

Other Assets and Liabilities, Net - (8.1%)		(107,693)

Net Assets - 100.0%		1,325,101

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	65

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng Index (Hong Kong)	137	HKD	104,088	08/10	3
JSE-40 Index (South Africa)	210	ZAR	52,970	09/10	215
Kospi 200 Index Futures (South Korea)	93	KRW	1,704,300	09/10	379
Mexican Bolsa Index	120	MXN	38,970	09/10	(7)
MSCI Taiwan Index	260	USD	7,080	08/10	(58)
S&P CNX Nifty Index (SGX)	520	USD	5,586	08/10	(70)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					462

See accompanying notes which are an integral part of this quarterly report.

66	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Bank of America	USD	2,121	HKD	16,533	09/15/10	8
Bank of America	USD	1,050	INR	50,000	09/15/10	20
Bank of America	USD	830	KRW	1,000,000	09/15/10	13
Bank of America	USD	1,327	KRW	1,625,000	09/15/10	44
Bank of America	USD	1,546	ZAR	12,100	09/15/10	100
Bank of America	HKD	15,000	USD	1,925	09/15/10	(7)
Barclays Bank PLC	USD	2,121	HKD	16,533	09/15/10	8
Brown Brother’s Harriman Co.	USD	2,232	BRL	4,000	08/03/10	43
Brown Brother’s Harriman Co.	USD	2,392	BRL	4,250	09/02/10	7
Brown Brother’s Harriman Co.	BRL	4,250	USD	2,407	08/03/10	(10)
Brown Brother’s Harriman Co.	HKD	9,500	USD	1,220	09/15/10	(4)
Brown Brother’s Harriman Co.	MXN	5,000	USD	380	09/15/10	(13)
Brown Brother’s Harriman Co.	MXN	8,000	USD	618	09/15/10	(11)
Brown Brother’s Harriman Co.	ZAR	4,000	USD	512	09/15/10	(32)
Brown Brother’s Harriman Co.	ZAR	5,000	USD	637	09/15/10	(44)
Citibank	USD	2,228	BRL	4,000	08/03/10	46
Citibank	USD	3,958	BRL	7,000	08/03/10	22
Citibank	USD	2,389	BRL	4,250	09/02/10	10
Citibank	BRL	3,000	USD	1,683	08/03/10	(23)
Citibank	BRL	4,250	USD	2,404	08/03/10	(13)
Citibank	INR	50,000	USD	1,059	09/15/10	(11)
Credit Lyonnais	USD	2,392	BRL	4,250	09/02/10	7
Credit Lyonnais	BRL	4,250	USD	2,407	08/03/10	(10)
Deutsche Bank	USD	2,227	BRL	4,000	08/03/10	48
Deutsche Bank	USD	2,391	BRL	4,250	09/02/10	8
Deutsche Bank	USD	1,051	INR	50,000	09/15/10	19
Deutsche Bank	USD	1,329	KRW	1,625,000	09/15/10	42
Deutsche Bank	USD	812	MXN	10,500	09/15/10	13
Deutsche Bank	USD	1,549	ZAR	12,100	09/15/10	98
Deutsche Bank	BRL	4,250	USD	2,406	08/03/10	(11)
HSBC	USD	2,121	HKD	16,533	09/15/10	8
JP Morgan	USD	2,121	HKD	16,533	09/15/10	8
Mellon Bank	USD	2,121	HKD	16,533	09/15/10	8
Mellon Bank	USD	812	MXN	10,500	09/15/10	14
Mellon Bank	USD	27	PLN	85	08/02/10	—
Mellon Bank	USD	72	PLN	221	08/03/10	—
Mellon Bank	USD	412	TRY	623	08/02/10	1
Mellon Bank	USD	46	ZAR	341	08/02/10	—
Mellon Bank	USD	268	ZAR	1,966	08/04/10	2
Mellon Bank	USD	324	ZAR	2,383	08/05/10	2
National Australia Bank LTD.	USD	3,862	HKD	30,000	09/15/10	1
Royal Bank of Canada	USD	2,121	HKD	16,533	09/15/10	8
Royal Bank of Scotland	USD	1,052	INR	50,000	09/15/10	18
Royal Bank of Scotland	USD	1,701	INR	80,000	09/15/10	12
Royal Bank of Scotland	USD	1,326	KRW	1,625,000	09/15/10	45
Royal Bank of Scotland	USD	2,497	KRW	3,000,000	09/15/10	34
Royal Bank of Scotland	USD	18	MXN	226	08/03/10	—
Royal Bank of Scotland	USD	781	MXN	10,000	09/15/10	5
Royal Bank of Scotland	USD	812	MXN	10,500	09/15/10	14
Royal Bank of Scotland	USD	17	ZAR	125	08/05/10	—
Royal Bank of Scotland	USD	90	ZAR	657	08/05/10	—
Royal Bank of Scotland	USD	1,550	ZAR	12,100	09/15/10	97
Royal Bank of Scotland	USD	1,576	ZAR	12,000	09/15/10	56

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	67

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	HKD	8,480	USD	1,092	08/02/10	—
Royal Bank of Scotland	KRW	900,000	USD	750	09/15/10	(9)
Royal Bank of Scotland	MXN	317	USD	25	08/02/10	—
Royal Bank of Scotland	ZAR	289	USD	39	08/02/10	—
Royal Bank of Scotland	ZAR	1,227	USD	167	08/05/10	(1)
Societe Generale	BRL	1,000	USD	564	08/03/10	(5)
Societe Generale	KRW	2,000,000	USD	1,623	09/15/10	(64)
State Street Bank and Trust Company	USD	3	BRL	5	08/02/10	—
State Street Bank and Trust Company	USD	136	BRL	239	08/02/10	—
State Street Bank and Trust Company	USD	2,228	BRL	4,000	08/03/10	46
State Street Bank and Trust Company	USD	21	HKD	160	08/02/10	—
State Street Bank and Trust Company	USD	1,288	HKD	10,000	09/15/10	—
State Street Bank and Trust Company	USD	106	INR	5,000	09/15/10	1
State Street Bank and Trust Company	USD	1,051	INR	50,000	09/15/10	19
State Street Bank and Trust Company	USD	250	KRW	300,000	09/15/10	3
State Street Bank and Trust Company	USD	1,327	KRW	1,625,000	09/15/10	44
State Street Bank and Trust Company	USD	234	MXN	3,000	09/15/10	2
State Street Bank and Trust Company	USD	812	MXN	10,500	09/15/10	14
State Street Bank and Trust Company	USD	465	PHP	21,254	08/03/10	2
State Street Bank and Trust Company	USD	72	THB	2,325	08/02/10	—
State Street Bank and Trust Company	USD	656	ZAR	5,000	09/15/10	25
State Street Bank and Trust Company	USD	1,549	ZAR	12,100	09/15/10	97
State Street Bank and Trust Company	BRL	498	USD	282	08/02/10	(1)
State Street Bank and Trust Company	BRL	2,000	USD	1,102	08/03/10	(35)
State Street Bank and Trust Company	EUR	10	USD	13	08/02/10	—
State Street Bank and Trust Company	HKD	8	USD	1	08/02/10	—
State Street Bank and Trust Company	HKD	1,629	USD	210	08/02/10	—
State Street Bank and Trust Company	HKD	2,155	USD	277	08/02/10	—
State Street Bank and Trust Company	HKD	2,000	USD	257	09/15/10	(1)
State Street Bank and Trust Company	HKD	6,000	USD	770	09/15/10	(3)
State Street Bank and Trust Company	HKD	8,000	USD	1,029	09/15/10	(1)
State Street Bank and Trust Company	IDR	306,302	USD	34	08/02/10	—
State Street Bank and Trust Company	KRW	500,000	USD	400	09/15/10	(21)
State Street Bank and Trust Company	KRW	500,000	USD	412	09/15/10	(10)
State Street Bank and Trust Company	MXN	3,000	USD	228	09/15/10	(7)
State Street Bank and Trust Company	MXN	3,000	USD	234	09/15/10	(2)
State Street Bank and Trust Company	MYR	197	USD	62	08/02/10	—
State Street Bank and Trust Company	THB	2,873	USD	89	08/02/10	—
State Street Bank and Trust Company	ZAR	4,000	USD	510	09/15/10	(35)
State Street Bank and Trust Company	ZAR	4,000	USD	517	09/15/10	(28)
UBS	USD	17	ZAR	122	08/03/10	—
Westpac Banking Corporation	HKD	3,000	USD	385	09/15/10	(1)
Westpac Banking Corporation	MXN	2,000	USD	154	09/15/10	(4)
Westpac Banking Corporation	ZAR	3,500	USD	454	09/15/10	(22)

Total Unrealized Appreciation (Depreciation) on Open Foreign Exchange Contracts						703

See accompanying notes which are an integral part of this quarterly report.

68	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

Bovespa Index Future	Goldman Sachs	BRL	145	Total Return of Underlying Security at Termination	08/11/10	225
Bovespa Index Future	Goldman Sachs	BRL	120	Total Return of Underlying Security at Termination	08/18/10	269

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts (å)						494

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	69

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stock
Argentina	$1,072	$—	$—	$1,072
Austria	1,692	—	—	1,692
Bermuda	22,269	—	—	22,269
Brazil	144,697	—	—	144,697
Canada	3,525	—	—	3,525
Cayman Islands	53,022	—	—	53,022
Chile	11,394	—	—	11,394
China	63,722	—	1,409	65,131
Colombia	8,617	—	—	8,617
Cyprus	1,808	—	—	1,808
Czech Republic	548	—	—	548
Egypt	8,988	—	—	8,988
Greece	3,718	—	—	3,718
Hong Kong	50,874	—	—	50,874
Hungary	6,799	—	—	6,799
India	103,515	—	61	103,576
Indonesia	38,847	—	—	38,847
Kazakhstan	1,960	—	—	1,960
Luxembourg	26,232	—	—	26,232
Malaysia	21,075	—	—	21,075
Mexico	49,894	—	—	49,894
Netherlands	10,201	—	—	10,201
Nigeria	4,115	—	—	4,115
Oman	1,206	—	—	1,206
Panama	2,329	—	—	2,329
Philippines	7,538	—	—	7,538
Poland	10,766	—	—	10,766
Qatar	1,442	—	—	1,442
Russia	82,707	—	—	82,707
Singapore	1,942	—	—	1,942
South Africa	79,275	—	—	79,275
South Korea	132,734	—	—	132,734
Switzerland	739	—	—	739
Taiwan	94,749	—	—	94,749
Thailand	27,484	—	—	27,484
Turkey	56,625	—	—	56,625
United Arab Emirates	789	—	—	789
United Kingdom	46,454	—	—	46,454
United States	8,625	—	—	8,625
Zimbabwe	559	—	—	559
Preferred Stocks	59,604	—	—	59,604
Warrants & Rights	3,903	1,790	—	5,693
Short-Term Investments	—	44,848	—	44,848
Other Securities	—	126,632	—	126,632

Total Investments	1,258,054	173,270	1,470	1,432,794

Other Financial Instruments
Futures Contracts	462	—	—	462
Foreign Currency Exchange Contracts	4	699	—	703
Index Swap Contracts	494	—	—	494

Total Other Financial Instruments*	960	699	—	1,659

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending July 31, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

70	Russell Emerging Markets Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.8%
Consumer Discretionary - 14.2%
Abercrombie & Fitch Co. Class A	9,800	362
Amazon.com, Inc. (Æ)	46,000	5,423
Apollo Group, Inc. Class A (Æ)	4,000	185
AutoZone, Inc. (Æ)	2,400	508
Avon Products, Inc.	4,900	153
Bed Bath & Beyond, Inc. (Æ)	1,000	38
Carnival Corp.	11,300	392
CBS Corp. Class B	8,400	124
Coach, Inc.	44,200	1,634
Columbia Sportswear Co. (Ñ)	3,200	157
Comcast Corp. Class A	121,300	2,252
Darden Restaurants, Inc.	5,500	230
DIRECTV, Inc. (Æ)	21,300	792
DISH Network Corp. Class A	4,400	88
eBay, Inc. (Æ)	49,700	1,039
Expedia, Inc.	9,800	222
Family Dollar Stores, Inc. (Ñ)	8,500	351
Fastenal Co.	13,000	638
GameStop Corp. Class A (Æ)(Ñ)	12,700	255
Gannett Co., Inc. (Ñ)	21,700	286
Gap, Inc. (The)	66,900	1,212
Genuine Parts Co.	3,000	119
Hasbro, Inc.	2,900	122
Home Depot, Inc.	17,900	510
International Game Technology	8,900	136
Johnson Controls, Inc.	49,500	1,426
Kohl’s Corp. (Æ)	13,100	625
Las Vegas Sands Corp. (Æ)(Ñ)	99,220	2,665
Lennar Corp. Class A (Ñ)	28,800	425
Lowe’s Cos., Inc.	131,720	2,732
Macy’s, Inc.	21,800	407
McDonald’s Corp.	4,600	321
Nike, Inc. Class B	31,600	2,327
NVR, Inc. (Æ)(Ñ)	200	125
Omnicom Group, Inc.	37,200	1,386
Pulte Group, Inc. (Æ)(Ñ)	135,470	1,189
Rent-A-Center, Inc. Class A (Ñ)	28,000	616
Royal Caribbean Cruises, Ltd. (Æ)	12,700	367
Staples, Inc.	91,300	1,856
Starbucks Corp.	123,600	3,071
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	18,700	906
Target Corp.	45,900	2,356
Time Warner Cable, Inc.	19,791	1,131
Time Warner, Inc.	47,791	1,504
TJX Cos., Inc.	7,100	295
Urban Outfitters, Inc. (Æ)(Ñ)	20,500	659
VF Corp.	6,800	539
Viacom, Inc. Class B	15,600	515
Wal-Mart Stores, Inc.	28,400	1,454
Walt Disney Co. (The)	81,400	2,742
Whirlpool Corp. (Ñ)	9,000	750
Wyndham Worldwide Corp. (Ñ)	69,940	1,786
Yum! Brands, Inc.	3,300	136

		51,539

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 5.3%
Archer-Daniels-Midland Co.	8,900	244
Campbell Soup Co. (Ñ)	15,000	539
Coca-Cola Co. (The)	49,300	2,717
CVS Caremark Corp.	85,510	2,624
General Mills, Inc.	28,600	978
Kellogg Co.	5,800	290
Kimberly-Clark Corp.	13,100	840
Kraft Foods, Inc. Class A	15,994	467
Kroger Co. (The)	16,200	343
Lorillard, Inc.	1,000	76
Mead Johnson Nutrition Co.	26,300	1,398
PepsiCo, Inc.	30,920	2,007
Philip Morris International, Inc.	40,600	2,072
Procter & Gamble Co. (The)	45,785	2,800
SYSCO Corp.	21,400	663
Walgreen Co.	11,900	340
Whole Foods Market, Inc. (Æ)(Ñ)	22,230	844

		19,242

Energy - 11.2%
Anadarko Petroleum Corp.	5,880	289
Apache Corp.	25,790	2,465
Cameron International Corp. (Æ)	3,500	139
Chevron Corp.	77,787	5,928
Cimarex Energy Co.	11,100	764
ConocoPhillips	53,079	2,931
Devon Energy Corp.	40,600	2,537
El Paso Corp.	180,090	2,219
EOG Resources, Inc.	10,600	1,034
Exxon Mobil Corp.	85,246	5,088
FMC Technologies, Inc. (Æ)	47,400	2,999
Halliburton Co.	86,800	2,594
National Oilwell Varco, Inc.	79,400	3,109
NextEra Energy, Inc.	15,800	826
Occidental Petroleum Corp.	34,110	2,658
Royal Dutch Shell PLC - ADR (Ñ)	6,300	349
Schlumberger, Ltd. (Ñ)	51,600	3,078
Southwestern Energy Co. (Æ)	34,460	1,256
Transocean, Ltd. (Æ)(Ñ)	6,810	315
Williams Cos., Inc. (The)	5,900	115

		40,693

Financial Services - 16.9%
ACE, Ltd.	35,800	1,900
Aflac, Inc.	17,800	876
American Express Co.	42,400	1,893
Apartment Investment & Management Co. Class A (ö)	11,700	251
Bank of America Corp.	397,048	5,574
Bank of New York Mellon Corp. (The)	27,266	684
BB&T Corp.	25,600	636
Berkshire Hathaway, Inc. Class B (Æ)	7,500	586
Capital One Financial Corp.	8,570	363
CB Richard Ellis Group, Inc. Class A (Æ)	50,000	850
Charles Schwab Corp. (The)	106,200	1,571
Citigroup, Inc. (Æ)	550,245	2,256

Russell Tax-Managed U.S. Large Cap Fund	71

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CME Group, Inc. Class A	6,900	1,924
Comerica, Inc. (Ñ)	41,100	1,577
Digital Realty Trust, Inc. (ö)(Ñ)	4,000	253
Discover Financial Services	102,700	1,568
E*Trade Financial Corp. (Æ)(Ñ)	66,085	967
Fifth Third Bancorp	70,090	891
First Horizon National Corp. (Æ)	13,900	159
Goldman Sachs Group, Inc. (The)	27,810	4,194
Host Hotels & Resorts, Inc. (ö)	23,000	330
IntercontinentalExchange, Inc. (Æ)	30,500	3,221
Invesco, Ltd.	6,700	131
JPMorgan Chase & Co.	109,220	4,399
Kimco Realty Corp. (ö)	6,000	90
Lincoln National Corp.	6,300	164
Mastercard, Inc. Class A	11,200	2,352
MetLife, Inc.	63,580	2,674
Morgan Stanley	28,700	775
Plum Creek Timber Co., Inc. (ö)(Ñ)	6,200	222
PNC Financial Services Group, Inc.	36,900	2,191
Popular, Inc. (Æ)	197,100	566
Prudential Financial, Inc.	12,600	722
Regions Financial Corp.	8,300	61
RenaissanceRe Holdings, Ltd.	6,100	349
Senior Housing Properties Trust (ö)	3,300	74
Simon Property Group, Inc. (ö)	4,268	381
State Street Corp.	15,900	619
SVB Financial Group (Æ)(Ñ)	2,800	121
T Rowe Price Group, Inc. (Ñ)	9,690	467
TD Ameritrade Holding Corp. (Æ)	14,800	233
US Bancorp	23,600	564
Visa, Inc.	49,975	3,666
Wells Fargo & Co.	202,840	5,625
XL Group PLC Class A	14,200	252
Zions Bancorporation	83,800	1,859

		61,081

Health Care - 12.3%
Abbott Laboratories	99,000	4,859
Aetna, Inc.	7,900	220
Alexion Pharmaceuticals, Inc. (Æ)	20,200	1,098
Allergan, Inc./United States	56,500	3,450
Amgen, Inc. (Æ)	29,440	1,605
Baxter International, Inc.	4,500	197
Becton Dickinson and Co.	1,700	117
Biogen Idec, Inc. (Æ)	17,100	956
Cardinal Health, Inc.	14,800	478
Celgene Corp. (Æ)	20,900	1,153
Cigna Corp.	5,100	157
Coventry Health Care, Inc. (Æ)	2,900	57
Covidien PLC	48,225	1,800
Edwards Lifesciences Corp. (Æ)	13,800	798
Express Scripts, Inc. Class A (Æ)	22,660	1,024
Genzyme Corp. (Æ)(Ñ)	55,500	3,861
Health Management Associates, Inc. Class A (Æ)(Ñ)	120,400	862
Illumina, Inc. (Æ)(Ñ)	53,600	2,403
Intuitive Surgical, Inc. (Æ)	12,370	4,062

	Principal Amount ($) or Shares	Market Value $
Johnson & Johnson	20,284	1,178
McKesson Corp.	8,900	559
Medco Health Solutions, Inc. (Æ)	2,400	115
Medtronic, Inc.	12,400	458
Merck & Co., Inc.	82,400	2,839
Mylan, Inc. (Æ)	7,500	130
Pfizer, Inc.	103,700	1,555
Thermo Fisher Scientific, Inc. (Æ)	51,000	2,288
UnitedHealth Group, Inc.	74,200	2,259
Universal Health Services, Inc. Class B	15,000	540
Varian Medical Systems, Inc. (Æ)	35,300	1,949
Watson Pharmaceuticals, Inc. Class B (Æ)	29,300	1,187
WellPoint, Inc. (Æ)	10,000	507

		44,721

Materials and Processing - 2.8%
Agrium, Inc.	21,620	1,362
Air Products & Chemicals, Inc.	5,000	363
Dow Chemical Co. (The)	58,600	1,601
Eastman Chemical Co. (Ñ)	14,000	877
EI du Pont de Nemours & Co.	37,200	1,513
Freeport-McMoRan Copper & Gold, Inc. Class B	17,100	1,223
General Cable Corp. (Æ)(Ñ)	22,400	594
Goldcorp, Inc.	19,000	744
PPG Industries, Inc.	7,900	549
Praxair, Inc.	15,880	1,379

		10,205

Producer Durables - 10.8%
Caterpillar, Inc.	15,000	1,046
Chicago Bridge & Iron Co. NV (Æ)	21,800	491
Cooper Industries PLC	4,100	185
CSX Corp.	60,130	3,170
Cummins, Inc.	15,640	1,245
Deere & Co.	17,500	1,167
Delta Air Lines, Inc. (Æ)	47,000	558
Eaton Corp. (Ñ)	14,300	1,122
Emerson Electric Co.	2,800	139
GATX Corp. (Ñ)	3,500	99
General Dynamics Corp.	9,800	600
General Electric Co.	241,900	3,900
Genpact, Ltd. (Æ)	8,900	134
Honeywell International, Inc.	23,800	1,020
Ingersoll-Rand PLC (Ñ)	40,390	1,513
Iron Mountain, Inc. (Ñ)	41,150	974
ITT Corp. (Ñ)	29,820	1,405
Lear Corp. (Æ)	11,000	860
Lincoln Electric Holdings, Inc.	7,000	387
Norfolk Southern Corp.	13,500	760
Northrop Grumman Corp.	9,600	563
PACCAR, Inc. (Ñ)	26,600	1,219
Parker Hannifin Corp. (Ñ)	30,200	1,876
Quanta Services, Inc. (Æ)	25,000	537
Republic Services, Inc. Class A	38,504	1,227
Rockwell Collins, Inc.	29,210	1,670
Southwest Airlines Co.	10,400	125

72	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Textron, Inc. (Ñ)	6,900	143
Tyco International, Ltd.	21,500	823
Union Pacific Corp.	16,100	1,202
United Parcel Service, Inc. Class B	23,290	1,514
United Technologies Corp.	83,000	5,901
WW Grainger, Inc. (Ñ)	15,000	1,680

		39,255

Technology - 20.1%
American Tower Corp. Class A (Æ)	26,400	1,221
Analog Devices, Inc.	10,500	312
Apple, Inc. (Æ)	46,170	11,877
ASML Holding NV	84,800	2,730
Atheros Communications, Inc. (Æ)(Ñ)	13,000	344
Baidu, Inc. - ADR (Æ)	10,500	855
Broadcom Corp. Class A	95,200	3,430
Cisco Systems, Inc. (Æ)	317,030	7,314
Cognizant Technology Solutions Corp. Class A (Æ)	39,500	2,155
Computer Sciences Corp.	6,500	295
Corning, Inc. 2008	37,600	681
Cree, Inc. (Æ)(Ñ)	8,000	567
F5 Networks, Inc. (Æ)(Ñ)	12,430	1,092
Flir Systems, Inc. (Æ)(Ñ)	36,300	1,080
Google, Inc. Class A (Æ)	9,100	4,412
Hewlett-Packard Co.	131,650	6,061
Intel Corp.	71,700	1,477
International Business Machines Corp.	43,170	5,543
Intersil Corp. Class A (Ñ)	26,600	302
Juniper Networks, Inc. (Æ)(Ñ)	11,600	322
Lam Research Corp. (Æ)	33,280	1,404
LSI Corp. (Æ)	33,400	134
Marvell Technology Group, Ltd. (Æ)	21,300	318
Micron Technology, Inc. (Æ)(Ñ)	50,000	364
Microsoft Corp.	133,000	3,433
Novellus Systems, Inc. (Æ)	19,200	513
Oracle Corp.	109,510	2,589
QUALCOMM, Inc.	138,900	5,289
Salesforce.com, Inc. (Æ)(Ñ)	55,640	5,505
SanDisk Corp. (Æ)	2,800	122
Symantec Corp. (Æ)	8,300	108
VMware, Inc. Class A (Æ)	9,400	729
Xilinx, Inc. (Ñ)	12,900	360

		72,938

Utilities - 2.2%
Ameren Corp.	2,400	61
American Electric Power Co., Inc.	6,000	216
American Water Works Co., Inc.	11,800	252
AT&T, Inc.	54,056	1,402
CMS Energy Corp. (Ñ)	8,400	134
Edison International	300	10
Entergy Corp.	4,700	364
Exelon Corp.	1,800	75

	Principal Amount ($) or Shares	Market Value $
Frontier Communications Corp. (Ñ)	11,483	88
NV Energy, Inc.	24,300	309
PG&E Corp.	8,700	386
Portland General Electric Co.	3,200	61
Public Service Enterprise Group, Inc.	22,500	740
Qwest Communications International, Inc. (Ñ)	28,200	160
SCANA Corp. (Ñ)	9,400	360
Southern Co. (Ñ)	11,700	413
Sprint Nextel Corp. (Æ)	151,350	692
Verizon Communications, Inc.	47,838	1,390
Xcel Energy, Inc.	38,400	845

		7,958

Total Common Stocks (cost $292,097)		347,632

Short-Term Investments - 3.3%
Russell U.S. Cash Management Fund (£)	11,809,005	11,809

Total Short-Term Investments (cost $11,809)		11,809

Other Securities - 10.3%
Russell U.S. Cash Collateral Fund (×)	23,437,150	23,437
State Street Securities Lending Quality Trust (×)	13,885,272	13,844

Total Other Securities (cost $37,322)		37,281

Total Investments - 109.4% (identified cost $341,228)		396,722

Other Assets and Liabilities, Net - (9.4%)		(34,150)

Net Assets - 100.0%		362,572

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund	73

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	174	USD	9,555	09/10	133
S&P 500 Index (CME)	14	USD	3,844	09/10	116

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					249

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$51,539	$—	$—	$51,539
Consumer Staples	19,242	—	—	19,242
Energy	40,693	—	—	40,693
Financial Services	61,081	—	—	61,081
Health Care	44,721	—	—	44,721
Materials and Processing	10,205	—	—	10,205
Producer Durables	39,255	—	—	39,255
Technology	72,938	—	—	72,938
Utilities	7,958	—	—	7,958
Short-Term Investments	—	11,809	—	11,809
Other Securities	—	37,281	—	37,281

Total Investments	347,632	49,090	—	396,722

Other Financial Instruments
Futures Contracts	249	—	—	249

Total Other Financial Instruments*	249	—	—	249

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

74	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.7%
Consumer Discretionary - 18.6%
Aaron’s, Inc.	6,097	111
Abercrombie & Fitch Co. Class A	3,970	147
Aeropostale, Inc. (Æ)	6,438	183
American Public Education, Inc. (Æ)(Ñ)	2,720	121
AnnTaylor Stores Corp. (Æ)	35,550	624
Arbitron, Inc. (Ñ)	9,467	274
BJ’s Restaurants, Inc. (Æ)(Ñ)	23,800	607
Blue Nile, Inc. (Æ)(Ñ)	5,700	290
Bridgepoint Education, Inc. (Æ)(Ñ)	16,200	301
Brinker International, Inc.	7,641	120
Buffalo Wild Wings, Inc. (Æ)(Ñ)	16,100	687
California Pizza Kitchen, Inc. (Æ)(Ñ)	7,865	141
Callaway Golf Co. (Ñ)	49,500	334
Capella Education Co. (Æ)(Ñ)	11,400	1,059
CarMax, Inc. (Æ)(Ñ)	10,752	227
Carter’s, Inc. (Æ)	18,639	452
Cato Corp. (The) Class A (Ñ)	23,355	544
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	18,726	439
Cherokee, Inc. (Ñ)	5,038	99
Chico’s FAS, Inc. (Ñ)	13,239	124
ChinaCast Education Corp. (Æ)(Ñ)	45,950	314
Citi Trends, Inc. (Æ)(Ñ)	7,370	231
Constant Contact, Inc. (Æ)(Ñ)	12,700	248
Cooper Tire & Rubber Co. (Ñ)	18,350	397
Corinthian Colleges, Inc. (Æ)(Ñ)	35,767	325
CROCS, Inc. (Æ)(Ñ)	19,830	254
Dana Holding Corp. (Æ)	9,122	108
Domino’s Pizza, Inc. (Æ)(Ñ)	34,342	439
DR Horton, Inc. (Ñ)	12,139	134
DreamWorks Animation SKG, Inc. Class A (Æ)	16,126	502
Drugstore.Com, Inc. (Æ)(Ñ)	59,970	166
Gannett Co., Inc. (Ñ)	7,954	105
Gaylord Entertainment Co. (Æ)(Ñ)	4,050	117
Gentex Corp.	10,040	193
Goodyear Tire & Rubber Co. (The) (Æ)	8,018	86
GSI Commerce, Inc. (Æ)(Ñ)	5,705	128
Guess?, Inc.	8,200	293
Hanesbrands, Inc. (Æ)	5,494	138
Hertz Global Holdings, Inc. (Æ)(Ñ)	14,575	171
hhgregg, Inc. (Æ)(Ñ)	12,490	253
Hibbett Sports, Inc. (Æ)(Ñ)	28,300	749
HSN, Inc. (Æ)(Ñ)	19,724	580
Iconix Brand Group, Inc. (Æ)(Ñ)	7,469	123
International Speedway Corp. Class A	1,430	37
Interpublic Group of Cos., Inc. (The) (Æ)	35,590	325
ITT Educational Services, Inc. (Æ)(Ñ)	1,556	126
Jack in the Box, Inc. (Æ)(Ñ)	18,795	388
John Wiley & Sons, Inc. Class A (Ñ)	3,050	120
K12, Inc. (Æ)	18,900	492
Liberty Media Corp. - Capital Series A (Æ)	1,049	49
Life Time Fitness, Inc. (Æ)(Ñ)	2,427	88
LKQ Corp. (Æ)	48,900	967
Lumber Liquidators Holdings, Inc. (Æ)(Ñ)	29,040	721
Matthews International Corp. Class A (Ñ)	10,900	394

	Principal Amount ($) or Shares	Market Value $
MDC Holdings, Inc. (Ñ)	3,430	100
Meredith Corp. (Ñ)	17,425	553
MWI Veterinary Supply, Inc. (Æ)(Ñ)	23,747	1,251
Orient-Express Hotels, Ltd. Class A (Æ)(Ñ)	18,890	172
Pool Corp. (Ñ)	6,753	149
RadioShack Corp. (Ñ)	8,867	191
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	4,503	96
Ross Stores, Inc.	2,713	143
Rue21, Inc. (Æ)(Ñ)	8,300	252
School Specialty, Inc. (Æ)(Ñ)	1,560	30
Service Corp. International	20,340	173
Shoe Carnival, Inc. (Æ)	7,055	149
Shutterfly, Inc. (Æ)(Ñ)	27,200	682
Signet Jewelers, Ltd. (Æ)	5,757	171
Snap-On, Inc.	9,095	406
Sonic Corp. (Æ)(Ñ)	10,434	92
Tenneco, Inc. (Æ)(Ñ)	23,401	646
Texas Roadhouse, Inc. Class A (Æ)(Ñ)	13,100	177
Tiffany & Co. (Ñ)	1,789	75
Titan International, Inc. (Ñ)	34,279	376
TiVo, Inc. (Æ)(Ñ)	11,785	101
Tractor Supply Co. (Ñ)	7,847	545
True Religion Apparel, Inc. (Æ)(Ñ)	6,980	172
Tupperware Brands Corp.	4,264	168
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)(Ñ)	11,900	301
United Stationers, Inc. (Æ)	5,155	279
Urban Outfitters, Inc. (Æ)(Ñ)	10,335	332
ValueClick, Inc. (Æ)(Ñ)	35,727	391
VistaPrint NV (Æ)	17,442	576
WESCO International, Inc. (Æ)(Ñ)	11,665	419
Weyco Group, Inc. (Ñ)	4,498	114
WMS Industries, Inc. (Æ)(Ñ)	6,585	254
Wyndham Worldwide Corp.	7,789	199

		26,380

Consumer Staples - 3.2%
Casey’s General Stores, Inc. (Ñ)	2,373	91
Constellation Brands, Inc. Class A (Æ)	7,438	127
Del Monte Foods Co.	9,775	136
Flowers Foods, Inc. (Ñ)	15,480	375
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	8,162	251
Hain Celestial Group, Inc. (The) (Æ)(Ñ)	7,005	147
Hansen Natural Corp. (Æ)	3,502	147
JM Smucker Co. (The)	1,786	110
Lance, Inc. (Ñ)	10,202	215
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	18,100	735
Ralcorp Holdings, Inc. (Æ)	2,598	152
Ruddick Corp. (Ñ)	4,801	170
TreeHouse Foods, Inc. (Æ)(Ñ)	27,735	1,323
United Natural Foods, Inc. (Æ)(Ñ)	14,101	476

		4,455

Energy - 4.4%
Alpha Natural Resources, Inc. (Æ)	3,952	151
Atwood Oceanics, Inc. (Æ)	6,520	177

Russell Tax-Managed U.S. Mid & Small Cap Fund	75

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cabot Oil & Gas Corp. (Ñ)	4,510	137
Concho Resources, Inc. (Æ)(Ñ)	5,050	303
Dril-Quip, Inc. (Æ)	10,400	544
EXCO Resources, Inc. (Ñ)	12,415	180
Forest Oil Corp. (Æ)(Ñ)	21,353	611
FX Energy, Inc. (Æ)(Ñ)	23,193	82
Gran Tierra Energy, Inc. (Æ)	27,745	155
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	4,292	72
ION Geophysical Corp. (Æ)(Ñ)	60,515	266
Lufkin Industries, Inc. (Ñ)	2,740	113
Massey Energy Co.	944	29
North American Energy Partners, Inc. (Æ)(Ñ)	34,345	332
Oceaneering International, Inc. (Æ)	2,697	133
Oil States International, Inc. (Æ)	4,249	195
Parker Drilling Co. (Æ)(Ñ)	24,710	103
Rosetta Resources, Inc. (Æ)	7,421	164
SandRidge Energy, Inc. (Æ)(Ñ)	20,794	123
Superior Energy Services, Inc. (Æ)	17,270	394
Superior Well Services, Inc. (Æ)(Ñ)	15,280	284
T-3 Energy Services, Inc. (Æ)	3,133	79
Tesoro Corp. (Ñ)	8,604	111
USEC, Inc. (Æ)	18,759	104
Walter Energy, Inc. Class A (Ñ)	6,679	476
Whiting Petroleum Corp. (Æ)(Ñ)	10,650	937
Willbros Group, Inc. (Æ)(Ñ)	3,052	28

		6,283

Financial Services - 15.9%
Advent Software, Inc. (Æ)	14,100	723
American Campus Communities, Inc. (ö)	11,785	341
American Equity Investment Life Holding Co.	50,210	542
AmeriCredit Corp. (Æ)	8,343	201
Apollo Investment Corp.	14,259	144
Ares Capital Corp.	12,192	171
Argo Group International Holdings, Ltd.	16,419	511
Astoria Financial Corp.	27,423	363
Axis Capital Holdings, Ltd.	6,444	201
Banco Latinoamericano de Comercio Exterior SA Class E	6,718	83
Bank of Hawaii Corp.	7,847	391
Bank of the Ozarks, Inc.	12,355	463
BioMed Realty Trust, Inc. (ö)(Ñ)	12,185	220
Broadridge Financial Solutions, Inc.	7,021	143
Camden Property Trust (ö)	3,864	176
Cash America International, Inc. (Ñ)	4,181	140
CB Richard Ellis Group, Inc. Class A (Æ)(Ñ)	23,778	404
CBL & Associates Properties, Inc. (ö)(Ñ)	11,050	155
Cedar Shopping Centers, Inc. (ö)(Ñ)	43,263	268
Columbia Banking System, Inc. (Ñ)	9,080	166
Community Bank System, Inc. (Ñ)	10,498	260
Delphi Financial Group, Inc. Class A (Ñ)	5,082	132
DuPont Fabros Technology, Inc. (ö)(Ñ)	9,675	244
EastGroup Properties, Inc. (ö)(Ñ)	3,592	130
Employers Holdings, Inc.	9,125	142
Equifax, Inc.	3,699	116

	Principal Amount ($) or Shares	Market Value $
Euronet Worldwide, Inc. (Æ)(Ñ)	5,545	87
Extra Space Storage, Inc. (ö)	11,858	184
Ezcorp, Inc. Class A (Æ)(Ñ)	24,700	492
Fair Isaac Corp. (Ñ)	20,435	487
Federal Realty Investment Trust (ö)(Ñ)	2,938	230
Fidelity National Financial, Inc. Class A	8,883	131
Fidelity National Information Services, Inc.	3,909	112
First Commonwealth Financial Corp. (Ñ)	8,780	47
First Horizon National Corp. (Æ)(Ñ)	12,786	147
First Industrial Realty Trust, Inc. (Æ)(ö)(Ñ)	43,601	184
First Midwest Bancorp, Inc. (Ñ)	41,527	522
Franklin Street Properties Corp. (ö)	10,831	132
Genworth Financial, Inc. Class A (Æ)	10,424	142
Glacier Bancorp, Inc. (Ñ)	35,247	563
Hanover Insurance Group, Inc. (The) (Ñ)	9,972	437
Harleysville Group, Inc. (Ñ)	5,355	169
Health Care REIT, Inc. (ö)	4,210	191
Home Properties, Inc. (ö)(Ñ)	6,052	301
Huntington Bancshares, Inc.	29,550	179
Iberiabank Corp. (Ñ)	3,104	161
Inland Real Estate Corp. (ö)(Ñ)	4,322	36
Investors Real Estate Trust (ö)(Ñ)	11,046	94
Jack Henry & Associates, Inc. (Ñ)	9,750	248
Jefferies Group, Inc. (Ñ)	6,369	157
Jones Lang LaSalle, Inc.	1,606	124
Kayne Anderson Energy Development Co. (Ñ)	5,082	77
KeyCorp	18,646	158
Macerich Co. (The) (ö)	2,066	86
Markel Corp. (Æ)(Ñ)	428	145
Marshall & Ilsley Corp.	19,065	134
MGIC Investment Corp. (Æ)	33,271	286
Mid-America Apartment Communities, Inc. (ö)(Ñ)	18,628	1,052
MSCI, Inc. Class A (Æ)(Ñ)	9,935	321
National Penn Bancshares, Inc. (Ñ)	17,730	118
Nationwide Health Properties, Inc. (ö)	5,778	216
Navigators Group, Inc. (The) (Æ)(Ñ)	2,522	107
NewAlliance Bancshares, Inc.	13,152	160
Och-Ziff Capital Management Group LLC (Ñ)	21,030	289
Old National Bancorp (Ñ)	35,200	370
PacWest Bancorp (Ñ)	7,681	161
Piper Jaffray Cos. (Æ)(Ñ)	2,717	85
PMI Group, Inc. (The) (Æ)(Ñ)	67,178	210
Post Properties, Inc. (ö)(Ñ)	4,257	108
Prosperity Bancshares, Inc. (Ñ)	9,809	332
PS Business Parks, Inc. (ö)	5,425	315
Raymond James Financial, Inc. (Ñ)	4,948	132
Reinsurance Group of America, Inc. Class A	1,100	53
RLI Corp. (Ñ)	6,745	374
Selective Insurance Group, Inc.	29,468	459
Signature Bank NY (Æ)(Ñ)	22,458	863
SL Green Realty Corp. (ö)(Ñ)	3,958	238
State Auto Financial Corp. (Ñ)	6,466	102
Sun Communities, Inc. (ö)(Ñ)	22,409	652
Synovus Financial Corp. (Ñ)	6,249	16

76	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tanger Factory Outlet Centers (ö)(Ñ)	3,978	178
Umpqua Holdings Corp. (Ñ)	13,510	169
United Bankshares, Inc. (Ñ)	11,820	302
United Fire & Casualty Co. (Ñ)	8,085	173
Valley National Bancorp (Ñ)	33,943	492
Ventas, Inc. (ö)(Ñ)	3,009	153
Waddell & Reed Financial, Inc. Class A	6,000	143
Washington Real Estate Investment Trust (ö)(Ñ)	5,714	173
Westamerica Bancorporation (Ñ)	10,272	552
Westwood Holdings Group, Inc. (Ñ)	2,599	94
WSFS Financial Corp. (Ñ)	3,871	147

		22,582

Health Care - 12.2%
Abaxis, Inc. (Æ)	14,200	285
Alere, Inc. (Æ)(Ñ)	3,875	109
Alexion Pharmaceuticals, Inc. (Æ)	13,468	732
Align Technology, Inc. (Æ)	9,402	163
American Medical Systems Holdings, Inc. (Æ)(Ñ)	7,414	166
AMERIGROUP Corp. Class A (Æ)(Ñ)	20,670	739
Amsurg Corp. Class A (Æ)(Ñ)	5,498	101
athenahealth, Inc. (Æ)(Ñ)	7,970	221
Auxilium Pharmaceuticals, Inc. (Æ)(Ñ)	3,796	86
Bio-Reference Labs, Inc. (Æ)(Ñ)	49,990	1,048
Catalyst Health Solutions, Inc. (Æ)	19,900	688
Celldex Therapeutics, Inc. (Æ)(Ñ)	19,469	100
Charles River Laboratories International, Inc. (Æ)	639	20
Chemed Corp. (Ñ)	13,713	726
Clarient, Inc. (Æ)(Ñ)	100,400	323
Cooper Cos., Inc. (The) (Ñ)	3,994	155
Covance, Inc. (Æ)(Ñ)	3,028	117
Dendreon Corp. (Æ)(Ñ)	4,364	144
Dentsply International, Inc. (Ñ)	1,308	39
Eclipsys Corp. (Æ)(Ñ)	5,794	114
Edwards Lifesciences Corp. (Æ)	4,900	283
Emergency Medical Services Corp. Class A (Æ)	2,280	102
Endo Pharmaceuticals Holdings, Inc. (Æ)	2,462	59
Gentiva Health Services, Inc. (Æ)	17,052	352
Greatbatch, Inc. (Æ)(Ñ)	5,144	116
Haemonetics Corp. (Æ)(Ñ)	6,533	361
Health Management Associates, Inc. Class A (Æ)(Ñ)	24,350	174
Healthsouth Corp. (Æ)(Ñ)	21,926	406
Henry Schein, Inc. (Æ)(Ñ)	1,797	94
Hill-Rom Holdings, Inc.	5,440	180
HMS Holdings Corp. (Æ)	17,400	980
Hologic, Inc. (Æ)	9,896	140
Human Genome Sciences, Inc. (Æ)(Ñ)	16,720	434
IPC The Hospitalist Co., Inc. (Æ)(Ñ)	28,600	737
Kindred Healthcare, Inc. (Æ)	13,780	183
LifePoint Hospitals, Inc. (Æ)	10,750	332
Magellan Health Services, Inc. (Æ)	8,863	373
MannKind Corp. (Æ)(Ñ)	9,703	67

	Principal Amount ($) or Shares	Market Value $
Matrixx Initiatives, Inc. (Æ)	9,504	45
Medical Action Industries, Inc. (Æ)(Ñ)	21,987	301
Mednax, Inc. (Æ)(Ñ)	2,867	135
Merit Medical Systems, Inc. (Æ)(Ñ)	29,901	506
Myrexis, Inc. (Æ)(Ñ)	17,226	66
Neogen Corp. (Æ)(Ñ)	31,314	935
NuVasive, Inc. (Æ)(Ñ)	3,122	102
Omnicell, Inc. (Æ)(Ñ)	9,130	113
Orthofix International NV (Æ)(Ñ)	3,868	117
Parexel International Corp. (Æ)	8,580	176
PDL BioPharma, Inc. (Ñ)	13,993	87
Pharmasset, Inc. (Æ)(Ñ)	5,750	155
PSS World Medical, Inc. (Æ)(Ñ)	24,819	467
Quality Systems, Inc. (Ñ)	1,488	82
RehabCare Group, Inc. (Æ)	18,137	384
Seattle Genetics, Inc. (Æ)(Ñ)	12,169	148
Sunrise Senior Living, Inc. (Æ)	25,012	75
SXC Health Solutions Corp. (Æ)	8,300	564
Techne Corp.	159	9
Tenet Healthcare Corp. (Æ)	19,776	91
Universal Health Services, Inc. Class B (Ñ)	7,670	276
US Physical Therapy, Inc. (Æ)	25,211	459
Viropharma, Inc. (Æ)(Ñ)	10,814	143
Volcano Corp. (Æ)	4,950	109
Watson Pharmaceuticals, Inc. Class B (Æ)	3,325	135
Zoll Medical Corp. (Æ)(Ñ)	6,172	163

		17,292

Materials and Processing - 5.7%
AAON, Inc.	5,804	144
Airgas, Inc.	3,415	223
AK Steel Holding Corp.	5,349	75
Allied Nevada Gold Corp. (Æ)	5,589	96
Arch Chemicals, Inc. (Ñ)	16,589	569
Ball Corp.	3,878	226
Belden, Inc.	4,086	98
Buckeye Technologies, Inc. (Æ)	24,050	273
Carpenter Technology Corp. (Ñ)	12,793	447
Coeur d’Alene Mines Corp. (Æ)(Ñ)	6,346	97
Compass Minerals International, Inc.	8,597	608
Crown Holdings, Inc. (Æ)	5,924	165
Deltic Timber Corp. (Ñ)	4,050	185
Eastman Chemical Co.	1,494	94
Gibraltar Industries, Inc. (Æ)	18,917	204
HB Fuller Co.	6,494	133
Horsehead Holding Corp. (Æ)(Ñ)	12,153	93
Interline Brands, Inc. (Æ)(Ñ)	20,189	365
Kaydon Corp. (Ñ)	9,628	366
Lennox International, Inc.	4,085	178
Minerals Technologies, Inc.	2,691	140
Owens Corning (Æ)(Ñ)	8,234	259
Pactiv Corp. (Æ)	4,044	123
Quanex Building Products Corp. (Ñ)	8,096	142
Rogers Corp. (Æ)(Ñ)	4,066	126
RPM International, Inc.	9,551	179
Silgan Holdings, Inc. (Ñ)	14,430	410
Solutia, Inc. (Æ)(Ñ)	21,360	301

Russell Tax-Managed U.S. Mid & Small Cap Fund	77

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sonoco Products Co.	6,210	203
Spartech Corp. (Æ)(Ñ)	36,352	380
Stillwater Mining Co. (Æ)(Ñ)	16,130	222
Temple-Inland, Inc.	3,846	77
Texas Industries, Inc. (Ñ)	6,300	209
Titanium Metals Corp. (Æ)	9,220	204
Universal Forest Products, Inc. (Ñ)	3,533	110
Wausau Paper Corp. (Æ)(Ñ)	17,235	118
WR Grace & Co. (Æ)	7,269	187

		8,029

Producer Durables - 14.0%
Advanced Energy Industries, Inc. (Æ)	23,869	420
Advisory Board Co. (The) (Æ)(Ñ)	3,824	168
Aecom Technology Corp. (Æ)	4,617	111
Alexander & Baldwin, Inc.	11,961	401
Allegiant Travel Co. Class A	2,400	107
American Superconductor Corp. (Æ)	4,047	122
Amerigon, Inc. (Æ)(Ñ)	56,680	561
Ametek, Inc.	1,792	79
AMR Corp. (Æ)	25,228	179
Applied Industrial Technologies, Inc. (Ñ)	6,221	174
ArvinMeritor, Inc. (Æ)	7,600	125
Atlas Air Worldwide Holdings, Inc. (Æ)	2,990	175
Baldor Electric Co.	5,850	224
Barnes Group, Inc.	29,861	549
Bristow Group, Inc. (Æ)(Ñ)	20,340	680
Bucyrus International, Inc. Class A (Ñ)	13,422	835
Carlisle Cos., Inc.	5,060	170
CDI Corp. (Ñ)	7,527	126
Con-way, Inc.	3,567	120
Consolidated Graphics, Inc. (Æ)	12,800	550
Corporate Executive Board Co. (The)	8,225	232
Corrections Corp. of America (Æ)	6,957	136
CoStar Group, Inc. (Æ)(Ñ)	16,636	729
Eagle Bulk Shipping, Inc. (Æ)(Ñ)	75,038	363
Electronics for Imaging, Inc. (Æ)	18,670	199
EnPro Industries, Inc. (Æ)(Ñ)	11,743	352
ESCO Technologies, Inc. (Ñ)	2,810	84
ExlService Holdings, Inc. (Æ)(Ñ)	23,837	444
Federal Signal Corp. (Ñ)	12,530	75
Franklin Electric Co., Inc.	9,980	307
Gardner Denver, Inc.	9,280	471
GATX Corp. (Ñ)	5,200	147
General Maritime Corp.	54,377	304
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	11,331	463
GrafTech International, Ltd. (Æ)	23,400	367
HEICO Corp. (Ñ)	3,966	157
Heidrick & Struggles International, Inc. (Ñ)	16,125	324
HNI Corp. (Ñ)	6,345	164
IDEX Corp.	10,596	341
Joy Global, Inc.	5,100	303
Kadant, Inc. (Æ)	10,995	214
Kansas City Southern (Æ)	15,131	555
KBR, Inc.	7,435	166
Kennametal, Inc.	12,305	337
Knight Transportation, Inc. (Ñ)	33,500	701

	Principal Amount ($) or Shares	Market Value $
Knightsbridge Tankers, Ltd. (Ñ)	2,589	48
Knoll, Inc. (Ñ)	23,750	333
Lexmark International, Inc. Class A (Æ)	5,526	203
Littelfuse, Inc. (Æ)(Ñ)	4,790	171
MAXIMUS, Inc.	2,760	166
Mettler-Toledo International, Inc. (Æ)	1,498	175
Modine Manufacturing Co. (Æ)(Ñ)	32,165	327
Navigant Consulting, Inc. (Æ)	6,461	64
Navistar International Corp. (Æ)	7,879	407
Nordson Corp. (Ñ)	5,269	332
Old Dominion Freight Line, Inc. (Æ)(Ñ)	11,520	454
Orbital Sciences Corp. (Æ)(Ñ)	6,866	101
Oshkosh Corp. (Æ)(Ñ)	3,139	108
Overseas Shipholding Group, Inc. (Ñ)	2,935	115
Pentair, Inc.	5,705	195
Robbins & Myers, Inc. (Ñ)	14,833	352
Robert Half International, Inc. (Ñ)	1,092	28
Shaw Group, Inc. (The) (Æ)	3,731	120
Skywest, Inc.	8,221	102
Taser International, Inc. (Æ)	18,117	74
Teekay Tankers, Ltd. Class A	11,373	152
Tennant Co. (Ñ)	3,465	130
Tetra Tech, Inc. (Æ)	18,448	387
Toro Co. (The) (Ñ)	12,516	652
Tutor Perini Corp. (Æ)(Ñ)	15,008	289
UAL Corp. (Æ)	3,113	74
Wabtec Corp. (Ñ)	9,734	434
World Fuel Services Corp. (Ñ)	4,770	124

		19,928

Technology - 15.8%
Acme Packet, Inc. (Æ)	7,490	212
Advanced Analogic Technologies, Inc. (Æ)(Ñ)	27,544	88
Advanced Micro Devices, Inc. (Æ)	19,474	146
Akamai Technologies, Inc. (Æ)	3,399	130
American Science & Engineering, Inc.	4,103	325
Anixter International, Inc. (Æ)	7,820	378
Ansys, Inc. (Æ)	24,350	1,094
Applied Micro Circuits Corp. (Æ)(Ñ)	13,404	160
Ariba, Inc. (Æ)(Ñ)	10,167	162
Aruba Networks, Inc. (Æ)	17,120	291
Atheros Communications, Inc. (Æ)(Ñ)	4,490	119
Atmel Corp. (Æ)	35,744	187
Aviat Networks, Inc. (Æ)(Ñ)	2,989	12
Avnet, Inc. (Æ)	5,180	130
Benchmark Electronics, Inc. (Æ)	26,697	446
Black Box Corp.	4,064	124
Blackboard, Inc. (Æ)	20,600	782
Bottomline Technologies, Inc. (Æ)	29,488	418
Brocade Communications Systems, Inc. (Æ)(Ñ)	18,307	91
CACI International, Inc. Class A (Æ)(Ñ)	11,163	525
Cavium Networks, Inc. (Æ)(Ñ)	6,520	175
Cirrus Logic, Inc. (Æ)	5,680	111
City Telecom HK, Ltd. - ADR	13,810	141
CommScope, Inc. (Æ)(Ñ)	4,042	82
comScore, Inc. (Æ)(Ñ)	15,400	305

78	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Concur Technologies, Inc. (Æ)(Ñ)	8,700	403
DealerTrack Holdings, Inc. (Æ)(Ñ)	21,800	340
Diodes, Inc. (Æ)(Ñ)	24,112	426
Earthlink, Inc. (Ñ)	15,729	139
Ebix, Inc. (Æ)(Ñ)	30,200	502
Emulex Corp. (Æ)(Ñ)	33,217	289
Entegris, Inc. (Æ)(Ñ)	74,040	341
Equinix, Inc. (Æ)(Ñ)	2,000	187
F5 Networks, Inc. (Æ)(Ñ)	5,500	483
Fairchild Semiconductor International, Inc. Class A (Æ)	60,878	553
Finisar Corp. (Æ)(Ñ)	20,880	335
GTSI Corp. (Æ)	21,355	115
Harmonic, Inc. (Æ)(Ñ)	45,264	315
Hittite Microwave Corp. (Æ)	13,400	616
Interactive Intelligence, Inc. (Æ)(Ñ)	19,590	317
IPG Photonics Corp. (Æ)(Ñ)	7,740	125
Jabil Circuit, Inc.	12,332	179
Lam Research Corp. (Æ)(Ñ)	7,460	315
LivePerson, Inc. (Æ)(Ñ)	81,235	572
LogMeIn, Inc. (Æ)(Ñ)	14,600	416
LSI Corp. (Æ)	17,253	69
Mantech International Corp. Class A (Æ)(Ñ)	9,871	391
Mentor Graphics Corp. (Æ)(Ñ)	43,405	417
MICROS Systems, Inc. (Æ)(Ñ)	4,815	172
Netlogic Microsystems, Inc. (Æ)(Ñ)	29,180	863
Newport Corp. (Æ)(Ñ)	10,062	128
NIC, Inc. (Ñ)	62,490	464
Nuance Communications, Inc. (Æ)(Ñ)	10,955	181
NVE Corp. (Æ)	1,714	74
ON Semiconductor Corp. (Æ)	24,910	168
Parametric Technology Corp. (Æ)(Ñ)	19,860	356
Plexus Corp. (Æ)(Ñ)	24,920	728
Power Integrations, Inc. (Ñ)	19,000	672
Progress Software Corp. (Æ)(Ñ)	22,070	660
RF Micro Devices, Inc. (Æ)(Ñ)	23,836	99
Riverbed Technology, Inc. (Æ)(Ñ)	20,650	766
Rubicon Technology, Inc. (Æ)(Ñ)	6,110	185
SAVVIS, Inc. (Æ)(Ñ)	8,754	154
SBA Communications Corp. Class A (Æ)	2,013	73
STEC, Inc. (Æ)(Ñ)	8,190	128
SuccessFactors, Inc. (Æ)(Ñ)	13,020	264
Syntel, Inc. (Ñ)	2,747	113
Tekelec (Æ)(Ñ)	9,253	131
Tellabs, Inc.	25,489	178
TIBCO Software, Inc. (Æ)(Ñ)	11,710	159
TriQuint Semiconductor, Inc. (Æ)	23,726	164
Ultimate Software Group, Inc. (Æ)(Ñ)	8,801	284
Unisys Corp. (Æ)(Ñ)	2,783	75
United Online, Inc. (Ñ)	13,767	87
Varian Semiconductor Equipment Associates, Inc. (Æ)	8,706	246
VeriFone Systems, Inc. (Æ)(Ñ)	5,980	131
Volterra Semiconductor Corp. (Æ)(Ñ)	12,920	291

		22,473

	Principal Amount ($) or Shares	Market Value $
Utilities - 3.9%
Alaska Communications Systems Group, Inc. (Ñ)	49,861	462
Allete, Inc.	2,069	75
Atlantic Tele-Network, Inc.	2,106	94
Avista Corp. (Ñ)	14,530	304
Black Hills Corp.	10,515	336
CenterPoint Energy, Inc.	13,848	197
Central Vermont Public Service Corp. (Ñ)	6,280	133
Clearwire Corp. (Æ)(Ñ)	7,740	54
Cleco Corp. (Ñ)	20,168	576
Connecticut Water Service, Inc. (Ñ)	4,800	111
El Paso Electric Co. (Æ)	23,503	505
Empire District Electric Co. (The) (Ñ)	7,038	138
Great Plains Energy, Inc. (Ñ)	1,251	23
ITC Holdings Corp. (Ñ)	3,085	175
j2 Global Communications, Inc. (Æ)	11,635	274
Laclede Group, Inc. (The) (Ñ)	4,089	143
National Fuel Gas Co.	3,916	188
New Jersey Resources Corp. (Ñ)	3,300	123
Northeast Utilities	7,210	201
Northwest Natural Gas Co. (Ñ)	2,660	126
NorthWestern Corp. (Ñ)	19,915	562
NSTAR	4,936	183
Otter Tail Corp. (Ñ)	4,867	100
RRI Energy, Inc. (Æ)	25,025	99
Southwest Gas Corp.	4,728	152
Telephone & Data Systems, Inc. (Ñ)	1,116	38
Time Warner Telecom, Inc. Class A (Æ)	10,467	198

		5,570

Total Common Stocks (cost $117,055)		132,992

Short-Term Investments - 6.1%
Russell U.S. Cash Management Fund (£)	8,678,823	8,679

Total Short-Term Investments (cost $8,679)		8,679

Other Securities - 42.9%
Russell U.S. Cash Collateral Fund (×)	38,325,794	38,326
State Street Securities Lending Quality Trust (×)	22,706,006	22,637

Total Other Securities (cost $61,032)		60,963

Total Investments - 142.7% (identified cost $186,766)		202,634

Other Assets and Liabilities, Net - (42.7%)		(60,604)

Net Assets - 100.0%		142,030

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund	79

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	135	USD	8,770	09/10	102

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					102

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$26,380	$—	$—	$26,380
Consumer Staples	4,455	—	—	4,455
Energy	6,283	—	—	6,283
Financial Services	22,582	—	—	22,582
Health Care	17,292	—	—	17,292
Materials and Processing	8,029	—	—	8,029
Producer Durables	19,928	—	—	19,928
Technology	22,473	—	—	22,473
Utilities	5,570	—	—	5,570
Short-Term Investments	—	8,679	—	8,679
Other Securities	—	60,963	—	60,963

Total Investments	132,992	69,642	—	202,634

Other Financial Instruments
Futures Contracts	102	—	—	102

Total Other Financial Instruments*	102	—	—	102

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

80	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 87.9%
Asset-Backed Securities - 9.5%
Aames Mortgage Investment Trust (Ê) Series 2006-1 Class A3 0.489% due 04/25/36	6,067	4,834
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.629% due 07/25/34	213	145
Series 2005-4 Class A2D 0.649% due 12/25/35	1,388	825
Series 2006-2 Class A2 0.419% due 09/25/36	1,148	1,111
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 2.579% due 12/25/33	232	179
Series 2004-IN1 Class A1 0.649% due 05/25/34	388	299
Series 2005-HE2 Class M3 0.809% due 04/25/35	1,305	1,142
Series 2005-HE5 Class M1 0.799% due 08/25/35	1,430	1,383
Series 2005-SD3 Class A 0.729% due 08/25/45	969	893
Series 2006-FM1 Class A2C 0.479% due 07/25/36	7,595	2,635
Series 2006-HE2 Class A2C 0.489% due 05/25/36	3,600	2,626
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.804% due 01/25/34	1,326	907
Series 2005-2 Class M1 0.749% due 06/25/35	2,413	2,057
Series 2005-4 Class 1A3 0.599% due 10/25/35	911	891
Ally Auto Receivables Trust (Þ) Series 2009-A Class A2 1.320% due 03/15/12	1,266	1,270
Ally Master Owner Trust (Ê)(Þ) Series 2010-1 Class A 2.091% due 01/15/15	10,575	10,759
American Express Credit Account Master Trust (Ê) Series 2005-4 Class A 0.411% due 01/15/15	2,782	2,774
Series 2005-7 Class A 0.411% due 03/16/15	891	888
American Express Issuance Trust (Ê) Series 2005-2 Class A 0.411% due 08/15/13	3,035	3,023
Series 2007-2 Class A 0.591% due 07/15/13	2,125	2,125
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.079% due 02/25/33	800	339
Series 2004-R10 Class A5 0.719% due 11/25/34	3	3
Series 2005-R3 Class A1A 0.529% due 05/25/35	2,788	2,716

	Principal Amount ($) or Shares	Market Value $
Series 2005-R6 Class A2 0.529% due 08/25/35	7,084	6,692
Series 2005-R10 Class A2B 0.549% due 12/25/35	829	773
Argent Securities, Inc. (Ê) Series 2005-W2 Class A2B1 0.529% due 10/25/35	6,029	5,441
Series 2005-W2 Class A2B2 0.589% due 10/25/35	816	723
Series 2005-W5 Class A2D 0.649% due 01/25/36	7,650	3,358
Armstrong Loan Funding, Ltd. (Ê)(Å) Series 2008-1A Class A 0.894% due 08/01/16	2,677	2,573
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.389% due 01/25/37	783	768
Series 2006-HE1 Class A2C 0.489% due 01/25/37	2,745	1,065
Series 2006-HE1 Class A2D 0.549% due 01/25/37	5,660	2,092
Series 2006-OPT Class A3B 0.489% due 11/25/36	1,331	630
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE1 Class M2 3.866% due 01/15/33	1,764	1,659
Series 2004-HE6 Class A1 0.604% due 09/25/34	80	69
Series 2004-HE7 Class M9 (Þ) 3.829% due 10/25/34	1,159	70
Series 2006-HE3 Class A4 0.499% due 03/25/36	1,232	930
Bank of America Credit Card Trust (Ê) Series 2007-A12 Class A12 0.541% due 01/15/13	7,400	7,400
Bank of America Auto Trust (Þ) Series 2009-1A Class A2 1.700% due 12/15/11	508	509
Bank of America Student Loan Trust (Ê)(Å) Series 2010-1A Class A 1.362% due 02/25/43	3,000	3,000
Bayview Financial Acquisition Trust Series 2004-C Class A1 (Ê) 0.955% due 05/28/44	276	242
Series 2006-A Class 1A3 5.865% due 02/28/41	1,880	1,481
Bear Stearns Asset Backed Securities Trust (Ê) Series 2006-EC1 Class A2 0.549% due 12/25/35	400	388
Series 2006-HE8 Class 2M1 0.659% due 10/25/36	1,961	168
Series 2006-HE9 Class 1A2 0.479% due 11/25/36	4,330	2,054
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.429% due 05/25/37	435	381

Russell Strategic Bond Fund	81

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brazos Higher Education Authority (Ê) Series 2005-3 Class A14 0.648% due 09/25/23	6,560	6,524
Capital Auto Receivables Asset Trust Series 2007-3 Class A3A 5.020% due 09/15/11	364	366
Capital One Multi-Asset Execution Trust Series 2006-B1 Class B1 (Ê) 0.621% due 01/15/19	5,450	5,131
Series 2006-C1 Class C (Ê) 0.631% due 03/17/14	4,390	4,341
Series 2006-C2 Class C (Ê) 0.641% due 06/16/14	3,585	3,531
Series 2008-A5 Class A5 4.850% due 02/18/14	3,535	3,640
Carrington Mortgage Loan Trust (Ê) Series 2006-FRE Class A2 0.449% due 10/25/36	2,821	2,335
Series 2006-NC3 Class A4 0.569% due 08/25/36	2,117	770
Series 2006-NC5 Class A1 0.379% due 01/25/37	1,426	1,358
Centex Home Equity Series 2002-D Class AF4 5.210% due 11/25/28	111	112
Series 2005-D Class AF4 5.270% due 10/25/35	138	137
Series 2006-A Class AV4 (Ê) 0.579% due 06/25/36	1,800	984
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 Class 1A4 5.323% due 02/25/35	1,772	1,770
Chase Issuance Trust Series 2005-A6 Class A6 (Ê) 0.411% due 07/15/14	1,733	1,727
Series 2005-A7 Class A7 4.550% due 03/15/13	1,987	2,024
Series 2005-A10 Class A10 4.650% due 12/17/12	1,475	1,488
Series 2005-A11 Class A (Ê) 0.411% due 12/15/14	3,024	3,012
Series 2006-A5 Class A (Ê) 0.361% due 11/15/13	1,898	1,894
Series 2007-A1 Class A1 (Ê) 0.361% due 03/15/13	2,586	2,585
Series 2007-A9 Class A9 (Ê) 0.371% due 06/16/14	3,553	3,540
Series 2007-A15 Class A 4.960% due 09/17/12	482	485
Series 2007-A16 Class A16 (Ê) 0.837% due 06/16/14	2,813	2,817
Series 2008-A9 Class A9 4.260% due 05/15/13	3,918	4,031
Series 2008-A11 Class A11 (Ñ) 5.400% due 07/15/15	628	702
Series 2009-A3 Class A3 2.400% due 06/17/13	1,845	1,874

	Principal Amount ($) or Shares	Market Value $
Series 2009-A7 Class A7 (Ê) 0.791% due 09/17/12	3,830	3,832
CIT Mortgage Loan Trust (Ê)(Å) Series 2007-1 Class 2A1 1.329% due 10/25/37	2,244	2,064
Series 2007-1 Class 2A2 1.579% due 10/25/37	2,100	1,173
Series 2007-1 Class 2A3 1.779% due 10/25/37	3,900	1,593
Citibank Credit Card Issuance Trust Series 2005-A3 Class A3 (Ê) 0.399% due 04/24/14	703	701
Series 2005-A7 Class A7 4.750% due 10/22/12	1,190	1,201
Series 2005-A8 Class A8 (Ê) 0.408% due 10/20/14	1,158	1,153
Series 2006-A4 Class A4 5.450% due 05/10/13	926	960
Series 2007-A7 Class A7 (Ê) 0.688% due 08/20/14	1,517	1,520
Series 2008-A5 Class A5 4.850% due 04/22/15	4,555	4,985
Series 2009-A1 Class A1 (Ê) 2.091% due 03/17/14	5,257	5,387
Series 2009-A2 Class A2 (Ê) 1.891% due 05/15/14	2,529	2,588
Series 2009-A3 Class A3 2.700% due 06/24/13	5,675	5,778
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class AF4 4.964% due 08/25/35	1,301	1,084
Series 2006-NC2 Class A2B (Ê) 0.489% due 09/25/36	13,774	6,586
Series 2006-WF2 Class A2E 6.351% due 05/25/36	1,092	624
Series 2006-WFH Class A2 (Ê) 0.429% due 10/25/36	1,170	1,157
Series 2006-WFH Class A3 (Ê) 0.479% due 10/25/36	3,105	2,631
0.479% due 11/25/36	2,815	2,059
Series 2006-WMC Class A2C (Ê) 0.529% due 12/25/35	2,144	1,992
Series 2007-AHL Class A3A (Ê) 0.389% due 07/25/45	1,209	930
Series 2007-AMC Class A2A (Ê) 0.389% due 05/25/37	808	735
Series 2007-WFH Class A3 (Ê) 0.479% due 01/25/37	1,932	1,306
Series 2007-WFH Class A4 (Ê) 0.529% due 01/25/37	11,880	5,119
College Loan Corp. Trust (Ê)(Å) Series 2002-2 Class A21 1.595% due 03/01/42	2,000	1,780
Conseco Finance Home Loan Trust Series 2000-E Class M1 8.130% due 08/15/31	579	563

82	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 09/01/33	4,348	4,595
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	343	352
Countrywide Asset-Backed Certificates Series 2004-AB2 Class M3 (Ê) 0.929% due 05/25/36	1,395	241
Series 2004-BC1 Class M1 (Ê) 1.079% due 02/25/34	748	570
Series 2005-4 Class AF3 4.456% due 10/25/35	512	490
Series 2005-7 Class 3AV3 (Ê) 0.739% due 11/25/35	171	171
Series 2005-7 Class AF3 4.454% due 10/25/35	271	261
Series 2005-11 Class 3AV2 (Ê) 0.619% due 02/25/36	1,377	1,325
Series 2005-11 Class 3AV3 (Ê) 0.749% due 09/25/35	2,428	2,223
Series 2005-12 Class 2A3 5.069% due 02/25/36	748	734
Series 2005-17 Class 1AF3 5.711% due 05/25/36	10,900	4,406
Series 2005-AB1 Class A2 (Ê) 0.539% due 08/25/35	682	665
Series 2006-1 Class AF3 5.348% due 07/25/36	1,703	1,458
Series 2006-3 Class 2A2 (Ê) 0.509% due 06/25/36	3,711	3,055
Series 2006-6 Class 2A3 (Ê) 0.609% due 09/25/36	13,985	4,570
Series 2006-11 Class 1AF3 6.050% due 09/25/46	2,052	840
Series 2006-11 Class 1AF4 6.300% due 09/25/46	2,303	795
Series 2006-13 Class 1AF3 5.944% due 01/25/37	4,085	2,238
Series 2006-15 Class A1 (Ê) 0.439% due 10/25/46	46	45
Series 2006-15 Class A3 5.689% due 10/25/46	1,655	1,096
Series 2006-22 Class 2A1 (Ê) 0.379% due 05/25/47	74	73
Series 2006-23 Class 2A1 (Ê) 0.379% due 05/25/37	59	58
Series 2006-26 Class 2A1 (Ê) 0.409% due 06/25/37	33	32
Series 2006-BC1 Class 2A2 (Ê) 0.509% due 04/25/36	381	350
Series 2006-S1 Class A2 5.549% due 08/25/21	154	123
Series 2006-S6 Class A2 5.519% due 03/25/34	3,703	2,973
Series 2007-4 Class A2 5.530% due 09/25/37	8,943	7,716

	Principal Amount ($) or Shares	Market Value $
Series 2007-7 Class 2A1 (Ê) 0.409% due 10/25/47	266	253
Series 2007-12 Class 2A1 (Ê) 0.679% due 05/25/29	3,753	3,435
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.500% due 11/15/36	2,888	2,091
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE Class A2 4.640% due 02/25/32	64	63
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	770	776
Series 2007-CB4 Class A1A (Ê) 0.419% due 04/25/37	3,812	3,256
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A3B 1.826% due 09/10/12	260	262
Discover Card Master Trust Series 2008-A3 Class A3 5.100% due 10/15/13	7,380	7,615
Series 2008-A4 Class A4 5.650% due 12/15/15	5,225	5,858
Series 2009-A2 Class A (Ê) 1.641% due 02/17/15	2,775	2,830
Discover Card Master Trust I (Ê) Series 2007-3 Class A2 0.391% due 10/16/14	4,730	4,708
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	6,760	6,602
Education Funding Capital Trust I (Ê) Series 2004-1 Class A2 0.697% due 12/15/22	3,286	3,263
Educational Services of America, Inc. (Ê)(Å) Series 2010-1 Class A1 1.348% due 07/25/23	4,117	4,165
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50	3,870	3,870
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 8.391% due 12/25/30	487	548
FHA PJ Reilly 67 NCP 7.430% due 07/01/24	55	55
Fieldstone Mortgage Investment Corp. (Ê) Series 2006-1 Class A2 0.519% due 05/25/36	2,305	1,337
Series 2006-3 Class 2A1 0.399% due 11/25/36	26	25
Series 2006-3 Class 2A3 0.489% due 11/25/36	1,465	505

Russell Strategic Bond Fund	83

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF3 Class M1 (Ê) 0.729% due 04/25/35	3,772	3,544
Series 2005-FF4 Class M1 (Ê) 0.759% due 05/25/35	539	452
Series 2005-FF9 Class A3 0.609% due 10/25/35	2,216	2,159
Series 2006-FF1 Class 2A2 (Ê) 0.429% due 08/25/36	1,336	1,275
Series 2006-FF1 Class 2A3 (Ê) 0.469% due 12/25/36	6,005	2,466
Series 2006-FF1 Class A2 (Ê) 0.389% due 10/25/36	348	335
Series 2006-FF1 Class A2C (Ê) 0.489% due 10/25/36	2,621	1,236
Series 2006-FF1 Class A3 (Ê) 0.379% due 11/25/36	260	256
Series 2006-FF1 Class A5 (Ê) 0.639% due 07/25/36	1,378	263
0.489% due 11/25/36	5,321	1,994
0.479% due 12/25/36	4,675	1,570
Series 2006-FF9 Class M1 (Ê) 0.579% due 06/25/36	8,330	131
Series 2007-FF1 Class A2B (Ê) 0.419% due 01/25/38	24,277	14,597
Series 2007-FF1 Class A2C (Ê) 0.469% due 01/25/38	1,510	713
First NLC Trust (Ê) Series 2005-2 Class AV2 0.629% due 09/25/35	256	251
Ford Credit Auto Owner Trust Series 2009-C Class A2 2.000% due 12/15/11	248	248
Ford Credit Floorplan Master Owner Trust (Ê)(Þ) Series 2010-1 Class A 1.991% due 12/15/14	4,120	4,204
Series 2010-3 Class A2 2.041% due 02/15/17	6,300	6,451
Fremont Home Loan Trust (Ê) Series 2006-3 Class 2A2 0.449% due 02/25/37	3,308	2,642
Series 2006-E Class 2A1 0.389% due 01/25/37	158	138
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	3,180	3,224
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	965	566
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	1,188	649
Goal Capital Funding Trust (Ê)(Å) Series 2010-1 Class A 1.238% due 08/25/48	8,750	8,725

	Principal Amount ($) or Shares	Market Value $
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	2,452	2,561
Series 1994-3 Class A5 8.400% due 06/15/19	1,415	1,475
Series 1994-5 Class A5 8.300% due 11/15/19	1,529	1,556
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.599% due 12/25/35	3,270	2,916
Series 2006-4 Class 1A2 5.774% due 03/25/36	353	34
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.304% due 08/25/33	597	317
Series 2006-HE5 Class A2B 0.429% due 08/25/36	599	555
Series 2007-FM1 Class A2A 0.399% due 12/25/36	364	233
Series 2007-H1 Class M1 0.669% due 01/25/47	3,621	54
Harley-Davidson Motorcycle Trust Series 2009-2 Class A3 2.620% due 03/15/14	6,720	6,842
Home Equity Asset Trust (Ê) Series 2005-5 Class 2A2 0.579% due 11/25/35	1,583	1,551
Series 2005-6 Class M1 0.799% due 12/25/35	525	367
Series 2005-7 Class M1 0.779% due 01/25/36	6,285	2,104
Series 2006-4 Class M3 0.689% due 08/25/36	1,267	4
Home Equity Loan Trust (Ê) Series 2007-FRE Class 2AV1 0.459% due 04/25/37	7,854	6,378
HSBC Home Equity Loan Trust (Ê) Series 2005-1 Class A 0.628% due 01/20/34	2,292	2,028
Series 2006-2 Class A1 0.488% due 03/20/36	4,675	4,279
Series 2007-1 Class AS 0.538% due 03/20/36	4,076	3,720
Series 2007-2 Class A1V 0.428% due 07/20/36	93	92
Series 2007-2 Class A3V 0.558% due 07/20/36	5,360	4,735
Series 2007-3 Class A1 1.138% due 11/20/36	360	353
Series 2007-3 Class APT 1.538% due 11/20/36	4,903	4,129
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.379% due 12/25/36	159	145
Series 2006-HE2 Class 2A2 0.439% due 12/25/36	1,830	735

84	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Indymac Residential Asset Backed Trust (Ê) Series 2006-E Class 2A3 0.499% due 04/25/37	7,930	3,005
Series 2006-H2 Class A 0.475% due 06/28/36	1,395	577
IXIS Real Estate Capital Trust (Ê) Series 2006-HE1 Class A3 0.529% due 03/25/36	637	492
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-CH1 Class A3 0.429% due 07/25/36	1,422	1,325
Series 2007-CH1 Class AV4 0.459% due 11/25/36	2,777	2,313
Series 2007-CH2 Class AV4 0.479% due 01/25/37	22,370	11,851
Series 2007-HE1 Class AF4 6.107% due 03/25/47	510	250
Series 2007-HE1 Class AF5 6.107% due 03/25/47	1,015	483
Series 2007-HE1 Class AV1 0.389% due 03/25/47	207	150
Lehman XS Trust (Ê) Series 2005-1 Class 2A2 1.829% due 07/25/35	478	280
Series 2005-5N Class 1A1 0.629% due 11/25/35	554	377
Series 2005-5N Class 3A1A 0.629% due 11/25/35	1,858	1,198
Series 2005-7N Class 1A1A 0.599% due 12/25/35	5,628	3,616
Series 2005-9N Class 1A1 0.599% due 02/25/36	1,079	553
Series 2005-9N Class 1A2 0.679% due 02/25/36	6,005	1,429
Series 2006-4N Class A2A 0.549% due 04/25/46	3,387	1,543
Series 2006-16N Class A1A 0.409% due 11/25/46	34	34
Series 2006-16N Class A4A 0.519% due 11/25/46	3,447	1,758
Long Beach Mortgage Loan Trust (Ê) Series 2002-5 Class M1 1.574% due 11/25/32	2,888	2,305
Series 2003-3 Class M1 1.454% due 07/25/33	3,598	2,682
Series 2004-4 Class 1A1 0.609% due 10/25/34	39	32
Series 2004-6 Class A3 0.979% due 11/25/34	2,330	1,587
Series 2005-3 Class 2A2 0.609% due 08/25/45	943	908
Series 2006-6 Class 2A2 0.429% due 07/25/36	622	387
Series 2006-9 Class 2A2 0.439% due 10/25/36	4,423	1,635
Series 2006-9 Class 2A3 0.489% due 10/25/36	2,806	1,024

	Principal Amount ($) or Shares	Market Value $
Series 2006-WL1 Class 2A3 0.569% due 01/25/36	393	290
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.804% due 08/25/33	534	344
Series 2005-WMC Class M1 0.749% due 03/25/35	1,016	1,004
Series 2006-AB1 Class A2 0.559% due 02/25/36	2,053	1,805
Series 2006-NC2 Class A4 0.479% due 08/25/36	9,000	3,438
Series 2007-HE1 Class A1 0.409% due 05/25/37	453	433
MBNA Credit Card Master Note Trust (Ê) Series 2001-A2 Class A2 0.591% due 12/16/13	791	791
Merrill Lynch First Franklin Mortgage Loan Trust (Ê) Series 2007-1 Class A2B 0.499% due 04/25/37	4,081	2,326
Series 2007-2 Class A2A 0.439% due 05/25/37	1,397	1,385
Series 2007-5 Class 2A1 1.029% due 10/25/37	2,274	2,224
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2006-HE5 Class A2A 0.389% due 08/25/37	813	811
Mid-State Trust Series 2003-11 Class A1 4.864% due 07/15/38	156	151
Series 2004-1 Class A 6.005% due 08/15/37	182	191
Series 2005-1 Class A 5.745% due 01/15/40	249	245
Series 2006-1 Class A (Þ) 5.787% due 10/15/40	823	799
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 3.479% due 09/25/33	257	49
Series 2005-HE2 Class M1 0.729% due 01/25/35	2,243	1,838
Series 2006-HE1 Class A3 0.509% due 01/25/36	4,279	3,715
Series 2006-HE2 Class M1 0.659% due 03/25/36	10,623	687
Series 2006-HE2 Class M2 0.679% due 03/25/36	1,206	50
Series 2006-HE3 Class A2C 0.489% due 04/25/36	1,359	905
Series 2006-HE3 Class M2 0.629% due 04/25/36	12,735	76
Series 2006-HE4 Class A3 0.479% due 06/25/36	744	418
Series 2006-HE5 Class A2C 0.469% due 08/25/36	6,480	3,688
Series 2006-HE5 Class A2D 0.579% due 08/25/36	3,650	1,370

Russell Strategic Bond Fund	85

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-HE6 Class A2C 0.479% due 09/25/36	9,465	3,647
Series 2006-HE8 Class A2C 0.469% due 10/25/36	4,635	1,893
Series 2006-NC2 Class A2D 0.619% due 02/25/36	11,837	4,661
Series 2006-NC5 Class A2A 0.369% due 10/25/36	485	480
Series 2006-NC5 Class A2C 0.479% due 10/25/36	610	242
Series 2006-WMC Class A2C 0.479% due 07/25/36	11,019	3,849
Series 2006-WMC Class A2FP 0.379% due 07/25/36	61	21
Series 2007-HE2 Class A2A 0.369% due 01/25/37	627	609
Series 2007-NC2 Class A2C 0.589% due 02/25/37	5,393	1,975
Series 2007-NC2 Class A2D 0.659% due 02/25/37	2,480	903
Morgan Stanley Home Equity Loan Trust (Ê) Series 2007-1 Class A1 0.379% due 12/25/36	1,088	1,053
Morgan Stanley IXIS Real Estate Capital Trust (Ê) Series 2006-2 Class A1 0.379% due 11/25/36	15	15
Series 2006-2 Class A3 0.479% due 11/25/36	9,980	3,757
Nationstar Home Equity Loan Trust (Ê) Series 2007-A Class AV4 0.559% due 03/25/37	6,789	3,734
Nelnet Student Loan Trust (Ê)(Þ) Series 2010-3A Class A 1.211% due 07/27/48	7,000	7,000
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.859% due 02/25/35	2,100	1,307
Nissan Auto Receivables Owner Trust Series 2009-A Class A3 3.200% due 02/15/13	1,915	1,958
Nissan Master Owner Trust Receivables (Ê)(Þ) Series 2010-AA Class A 1.491% due 01/15/15	5,175	5,189
Novastar Home Equity Loan (Ê) Series 2007-1 Class A2A1 0.429% due 03/25/37	954	874
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.879% due 04/25/33	340	166
Series 2003-3 Class M3 3.329% due 06/25/33	160	71
Series 2003-4 Class M2 2.804% due 07/25/33	201	74
Series 2005-2 Class A5 0.659% due 05/25/35	860	834

	Principal Amount ($) or Shares	Market Value $
Series 2005-4 Class A3 0.589% due 11/25/35	324	294
Park Place Securities, Inc. (Ê) Series 2004-MCW Class A1 0.641% due 10/25/34	464	449
Series 2004-WHQ Class A3E 0.749% due 02/25/35	1,035	1,029
Series 2005-WCW Class M1 0.779% due 09/25/35	2,080	1,300
Series 2005-WHQ Class A2D 0.659% due 06/25/35	781	772
Series 2005-WLL Class M1 0.749% due 03/25/35	2,575	2,478
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	1,354	1,166
Series 2005-6 Class A5 6.085% due 01/25/36	7,830	4,572
Providian Master Note Trust (Ê)(Þ) Series 2006-C1A Class C1 0.891% due 03/15/15	8,080	8,042
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	817	362
Series 2005-2 Class AF4 4.934% due 08/25/35	815	690
Series 2005-4 Class A3 5.565% due 02/25/36	247	222
Series 2006-1 Class AF3 5.608% due 05/25/36	173	135
Series 2006-1 Class AF6 5.746% due 05/25/36	1,699	1,065
Series 2006-2 Class AF2 5.762% due 08/25/36	289	279
Series 2006-4 Class AF2 5.285% due 01/25/37	225	196
Series 2007-1 Class AF2 5.512% due 04/25/37	6,125	3,036
Series 2007-2 Class AF2 5.675% due 06/25/37	1,855	951
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	1,173	1,076
Series 2005-RS2 Class AII3 (Ê) 0.679% due 02/25/35	733	720
Series 2007-RS2 Class A1 (Ê) 0.449% due 05/25/37	236	223
Residential Asset Securities Corp. Series 2001-KS3 Class AII (Ê) 0.789% due 09/25/31	149	104
Series 2003-KS2 Class MI1 4.800% due 04/25/33	1,161	671
Series 2003-KS2 Class MI3 6.100% due 04/25/33	513	73
Series 2003-KS4 Class AIIB (Ê) 0.909% due 06/25/33	245	120
Series 2005-AHL Class A2 (Ê) 0.599% due 07/25/35	1,228	1,203

86	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-KS1 Class 1A2 (Ê) 0.579% due 11/25/35	350	341
Series 2005-KS1 Class A2 (Ê) 0.579% due 01/25/36	4,619	4,358
Series 2005-KS1 Class A3 (Ê) 0.649% due 01/25/36	894	621
Series 2005-KS5 Class M1 (Ê) 0.739% due 06/25/35	22	21
Series 2006-EMX Class A2 (Ê) 0.509% due 04/25/36	4,207	3,069
Series 2006-KS1 Class A4 (Ê) 0.629% due 02/25/36	2,479	1,549
Series 2006-KS3 Class AI3 (Ê) 0.499% due 04/25/36	524	499
Series 2006-KS7 Class A2 (Ê) 0.429% due 09/25/36	203	197
Saxon Asset Securities Trust (Ê) Series 2003-3 Class M1 0.979% due 12/25/33	1,853	1,385
Series 2005-4 Class A2C 0.579% due 11/25/37	1,510	1,428
Series 2006-3 Class A2 0.439% due 10/25/46	3,513	3,292
Series 2007-3 Class 2A1 0.549% due 09/25/37	1,334	1,135
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.499% due 08/25/36	44	43
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2005-FR5 Class A1A 0.619% due 08/25/35	2,127	2,049
Series 2005-HE1 Class A1A (Þ) 0.629% due 10/25/35	490	485
Series 2006-HE1 Class M1 0.629% due 07/25/36	1,947	7
Series 2007-BR2 Class A2 0.559% due 02/25/37	3,848	1,819
Series 2007-HE1 Class A2A 0.389% due 12/25/36	462	158
Series 2007-NC1 Class A2B 0.479% due 12/25/36	9,135	3,959
SG Mortgage Securities Trust (Ê) Series 2006-FRE Class A2B 0.509% due 02/25/36	2,050	1,079
Series 2006-OPT Class A3C 0.479% due 10/25/36	15,040	6,421
Sierra Receivables Funding Co. (Å) Series 2010-2A Class A 3.840% due 11/20/25	5,320	5,319
SLM Student Loan Trust (Ê) Series 2006-7 Class A4 0.568% due 04/25/22	5,000	4,961
Series 2006-8 Class A2 0.498% due 10/25/16	579	578
Series 2008-2 Class A1 0.798% due 01/25/15	92	92

	Principal Amount ($) or Shares	Market Value $
Series 2008-7 Class A2 0.998% due 10/25/17	33,000	33,050
Small Business Administration Participation Certificates Series 2004-20F Class 1 5.520% due 06/01/24	231	250
Series 2005-20G Class 1 4.750% due 07/01/25	2,853	3,071
Soundview Home Equity Loan Trust (Ê) Series 2005-CTX Class M1 0.749% due 11/25/35	4,121	3,254
Series 2005-DO1 Class M2 0.779% due 05/25/35	954	815
Series 2005-OPT Class 2A3 0.589% due 12/25/35	3,818	3,430
Series 2006-EQ1 Class A3 0.489% due 10/25/36	6,130	3,597
Series 2006-EQ2 Class A3 0.489% due 01/25/37	17,529	7,159
Series 2006-OPT Class 2A4 0.569% due 07/25/36	3,325	1,400
Series 2006-OPT Class M3 0.649% due 07/25/36	2,121	41
Series 2007-NS1 Class A1 0.449% due 01/25/37	1,817	1,744
Series 2007-OPT Class 2A1 0.409% due 06/25/37	1,020	840
Series 2007-OPT Class 2A2 0.459% due 07/25/37	4,200	1,970
Specialty Underwriting & Residential Finance (Ê) Series 2005-BC3 Class A2C 0.699% due 06/25/36	3,250	3,223
Series 2005-BC4 Class A2B 0.559% due 09/25/36	1,012	980
Series 2006-BC3 Class M2 0.619% due 06/25/37	1,485	17
Structured Asset Investment Loan Trust (Ê) Series 2003-BC1 Class 3A 1.009% due 11/25/33	12	10
Series 2003-BC1 Class A2 1.009% due 01/25/33	3,695	2,866
Series 2006-BNC Class A3 0.479% due 09/25/36	12,937	7,120
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	592	528
Series 2005-2XS Class 1A2A 4.510% due 02/25/35	435	432
Series 2005-4XS Class 1A2B 4.670% due 03/25/35	136	133
Series 2005-GEL Class A (Ê) 0.679% due 12/25/34	203	193
Series 2006-BC3 Class A2 (Ê) 0.379% due 10/25/36	991	978
Series 2006-BC5 Class A2 (Ê) 0.379% due 12/25/36	2,586	2,424

Russell Strategic Bond Fund	87

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-GEL Class A1 (Ê)(Þ) 0.469% due 11/25/35	672	663
Series 2006-WF2 Class A3 (Ê) 0.479% due 07/25/36	9,163	8,112
Series 2007-BC3 Class 2A1 (Ê) 0.389% due 05/25/47	7,157	6,715
Series 2007-BC3 Class 2A2 (Ê) 0.469% due 05/25/47	14,428	8,989
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE5 Class 2A1 0.389% due 10/25/36	927	758
Series 2007-HE2 Class 2A2 0.549% due 02/25/37	9,419	2,965
Series 2007-HE3 Class 2A1 0.419% due 05/25/47	1,454	1,330
Washington Mutual Master Note Trust (Ê)(Þ) Series 2006-C2A Class C2 0.841% due 08/15/15	90	89
Wells Fargo Home Equity Trust (Ê) Series 2005-3 Class AI1A 0.599% due 11/25/35	44	44
Series 2006-2 Class A4 0.579% due 07/25/36	1,932	890
Series 2007-2 Class A3 0.559% due 04/25/37	3,785	1,148
World Omni Auto Receivables Trust Series 2009-A Class A3 3.330% due 05/15/13	3,545	3,617

		707,270

Corporate Bonds and Notes - 19.9%
ACE Capital Trust II 9.700% due 04/01/30	1,425	1,731
Achmea Hypotheekbank NV (Þ) 3.200% due 11/03/14	13,600	14,213
AES Corp. (The) (Ñ)(Þ) 8.750% due 05/15/13	3,217	3,265
Alcoa, Inc. (Ñ) 5.375% due 01/15/13	3,000	3,189
Allied Waste NA, Inc. (Ñ) Series B 7.125% due 05/15/16	660	713
Allstate Life Global Funding Trusts 5.375% due 04/30/13	2,200	2,418
Alltel Corp. 7.000% due 07/01/12 (Ñ)	1,955	2,164
6.800% due 05/01/29 (Ñ)	2,465	2,853
7.875% due 07/01/32	910	1,181
Ally Financial, Inc. 6.875% due 09/15/11	7,600	7,753
6.875% due 08/28/12 (Ñ)	1,900	1,941
7.500% due 12/31/13 (Ñ)	10,500	10,854
8.300% due 02/12/15 (Þ)	2,260	2,379
Series * 6.875% due 09/15/11	1,315	1,341

	Principal Amount ($) or Shares	Market Value $
ALROSA Finance SA (Þ) 8.875% due 11/17/14	255	278
Alta Wind Holdings LLC (Å) 7.000% due 06/30/35	2,000	2,058
Altria Group, Inc.
9.700% due 11/10/18	2,700	3,537
9.250% due 08/06/19	2,030	2,612
10.200% due 02/06/39	1,580	2,232
American Airlines Pass Through Trust 2001-01
Series 01-1 6.817% due 11/23/12	1,290	1,293
6.977% due 11/23/22	177	148
American Airlines Pass Through Trust 2001-02 Series 01-2 6.978% due 10/01/12	655	659
American Express Bank FSB
Series BKNT 5.500% due 04/16/13	700	760
6.000% due 09/13/17	600	669
Series GMTN 3.150% due 12/09/11	1,600	1,656
American Express Centurion Bank (Ñ) Series BKN1 6.000% due 09/13/17	600	668
American Express Co. 7.000% due 03/19/18	400	472
American Express Credit Corp.
5.875% due 05/02/13 (Ñ)	2,000	2,203
Series C 7.300% due 08/20/13	915	1,049
American General Finance Corp.
0.716% due 08/17/11 (Ê)	10,000	9,223
6.900% due 12/15/17	600	511
Series MTNI (Ñ) 4.875% due 07/15/12	200	188
American International Group, Inc.
4.250% due 05/15/13 (Ñ)	2,700	2,700
5.050% due 10/01/15 (Ñ)	400	383
5.850% due 01/16/18 (Ñ)	8,500	8,075
Series WI 8.250% due 08/15/18	9,100	9,760
Ameriprise Financial, Inc. 7.518% due 06/01/66	3,850	3,754
AmerisourceBergen Corp. 5.875% due 09/15/15	15	17
Series WI 5.625% due 09/15/12	3,085	3,341
Amgen, Inc. (Ñ) 6.150% due 06/01/18	5,600	6,710
Amsouth Bank/Birmingham AL (Ñ) Series AI 4.850% due 04/01/13	1,360	1,364
Anglo American Capital PLC (Þ) 9.375% due 04/08/14	1,075	1,309
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/15 (Ñ)	5,400	5,732
7.750% due 01/15/19 (Þ)	16,400	20,424

88	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.375% due 01/15/20 (Ñ)	5,400	5,966
8.200% due 01/15/39 (Þ)	1,330	1,814
Appalachian Power Co. Series O 5.650% due 08/15/12	980	1,053
Arizona Public Service Co.
5.800% due 06/30/14 (Ñ)	1,675	1,860
6.250% due 08/01/16	675	759
8.750% due 03/01/19 (Ñ)	1,250	1,588
AT&T Corp. 8.000% due 11/15/31	4,855	6,309
AT&T, Inc.
4.950% due 01/15/13	100	109
2.500% due 08/15/15	5,455	5,491
5.500% due 02/01/18 (Ñ)	100	113
6.300% due 01/15/38	1,200	1,336
6.400% due 05/15/38	3,375	3,796
BAC Capital Trust XV (Ê) 1.338% due 06/01/56	3,800	2,319
Bakrie Telecom Pte, Ltd. (Þ) 11.500% due 05/07/15	3,230	3,149
Bank of America Corp.
6.500% due 08/01/16 (Ñ)	3,500	3,897
5.625% due 10/14/16 (Ñ)	610	646
6.000% due 09/01/17	5,165	5,577
5.750% due 12/01/17	4,095	4,327
5.625% due 07/01/20	7,140	7,367
8.000% due 12/29/49 (ƒ)(Ñ)	3,000	3,019
Bank of America NA
Series BKNT 0.817% due 06/15/16 (Ê)	3,100	2,785
0.837% due 06/15/17 (Ê)	4,175	3,582
6.100% due 06/15/17	1,000	1,065
6.000% due 10/15/36 (Ñ)	500	488
Bank of China Hong Kong, Ltd. (Þ) 5.550% due 02/11/20	600	620
Bank of Montreal (Þ) 2.850% due 06/09/15	1,100	1,135
BankAmerica Capital III (Ê) Series * 1.096% due 01/15/27	2,300	1,524
BankBoston Capital Trust III (Ê) 1.287% due 06/15/27	3,500	2,365
Barnett Capital III (Ê) 1.091% due 02/01/27	1,250	838
Bear Stearns Cos. LLC (The)
0.646% due 08/15/11 (Ê)	300	300
5.550% due 01/22/17 (Ñ)	3,156	3,368
7.250% due 02/01/18	1,150	1,370
Best Buy Co., Inc. 6.750% due 07/15/13	5,545	6,195
BNP Paribas Capital Trust (ƒ)(Þ) 9.003% due 12/29/49	3,450	3,450
Boardwalk Pipelines, LP 5.875% due 11/15/16	3,250	3,627
Boston Scientific Corp.
4.500% due 01/15/15	6,220	6,282

	Principal Amount ($) or Shares	Market Value $
6.400% due 06/15/16	2,570	2,738
7.000% due 11/15/35	750	719
7.375% due 01/15/40 (Ñ)	1,400	1,500
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	182	197
Burlington Northern Santa Fe LLC
6.875% due 12/01/27	160	189
6.750% due 03/15/29	110	128
Capital One Financial Corp. (Ñ) 7.375% due 05/23/14	1,964	2,283
Carolina Power & Light Co. 6.500% due 07/15/12	105	115
Case New Holland, Inc. (Þ) 7.875% due 12/01/17	1,650	1,728
CC Holdings GS V LLC / Crown Castle GS III Corp. (Þ) 7.750% due 05/01/17	845	923
CEDC Finance Corp. International, Inc. (Þ) 9.125% due 12/01/16	1,750	1,785
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	2,750	3,636
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	860	953
Series B 7.875% due 04/01/13	733	845
Chase Capital III (Ê) Series C 1.088% due 03/01/27	2,740	2,088
Chesapeake Energy Corp. 7.000% due 08/15/14	3,990	4,070
CHS/Community Health Systems, Inc. Series WI 8.875% due 07/15/15	4,015	4,206
Chubb Corp. 6.375% due 03/29/67	2,450	2,389
Citibank NA 1.875% due 06/04/12 (Ñ)	1,400	1,429
Series FXD 1.875% due 05/07/12	2,700	2,757
Citigroup Capital XXI (Ñ) 8.300% due 12/21/57	5,100	5,253
Citigroup Funding, Inc. (Ñ) 2.250% due 12/10/12	5,400	5,577
Citigroup, Inc. 2.875% due 12/09/11 (Ñ)	4,900	5,052
2.125% due 04/30/12 (Ñ)	1,000	1,025
5.500% due 08/27/12 (Ñ)	2,500	2,639
5.625% due 08/27/12	2,835	2,972
5.300% due 10/17/12 (Ñ)	1,000	1,053
5.500% due 04/11/13 (Ñ)	7,900	8,394
5.850% due 07/02/13 (Ñ)	700	747
6.000% due 12/13/13	4,170	4,488
6.375% due 08/12/14	1,900	2,067
5.000% due 09/15/14	6,525	6,653
0.715% due 11/05/14 (Ê)(Ñ)	3,000	2,773

Russell Strategic Bond Fund	89

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.010% due 01/15/15	2,685	2,892
4.700% due 05/29/15 (Ñ)	350	358
5.850% due 08/02/16	150	158
6.000% due 08/15/17	6,000	6,354
6.125% due 11/21/17	6,395	6,846
6.125% due 05/15/18 (Ñ)	200	214
8.500% due 05/22/19	500	608
6.125% due 08/25/36 (Ñ)	900	845
8.125% due 07/15/39	9,969	12,130
Columbus Southern Power Co. Series C 5.500% due 03/01/13	435	476
Comcast Cable Communications Holdings, Inc. (Ñ) 9.455% due 11/15/22	975	1,347
Comcast Cable Holdings LLC 9.800% due 02/01/12	1,660	1,859
Comcast Corp. 5.875% due 02/15/18	300	340
5.700% due 05/15/18	4,300	4,831
6.450% due 03/15/37 (Ñ)	300	332
6.400% due 03/01/40	2,790	3,095
Comcast Holdings Corp. 10.625% due 07/15/12	4,800	5,601
Commonwealth Bank of Australia (Ñ)(Þ) 2.500% due 12/10/12	6,800	6,963
Commonwealth Edison Co. 5.800% due 03/15/18	2,970	3,415
Continental Airlines 2001-1 Class A-2 Pass Through Trust (Ñ) Series 01A2 6.503% due 12/15/12	3,925	3,964
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 10/19/23	2,161	2,188
Continental Airlines 2009-1 Class A Pass Through Trust 9.000% due 07/08/16	3,359	3,661
Continental Airlines 2009-2 Class A Pass Through Trust 7.250% due 11/10/19	2,000	2,130
Continental Airlines, Inc. Series 2002-1 Class G2 6.563% due 08/15/13	2,310	2,322
Countrywide Financial Corp. Series MTn 5.800% due 06/07/12	500	531
Credit Agricole SA (ƒ)(Þ) 8.375% due 10/29/49	1,650	1,716
Credit Suisse NY (Ñ) 5.500% due 05/01/14	3,000	3,303
Credit Suisse USA, Inc. (Ñ) 5.500% due 08/15/13	380	416
Crown Castle Towers LLC (Þ) 3.214% due 08/15/35	4,100	4,100
4.883% due 08/15/40	8,100	8,100

	Principal Amount ($) or Shares	Market Value $
CVS Caremark Corp. 3.250% due 05/18/15	4,300	4,427
6.125% due 09/15/39	3,290	3,512
Danske Bank A/S (Þ) 2.500% due 05/10/12	4,000	4,095
DCP Midstream LLC (Þ) 9.750% due 03/15/19	1,350	1,749
Delta Air Lines, Inc. 9.500% due 09/15/14 (Ñ)(Þ)	4,860	5,261
Series 00A2 (Ñ) 7.570% due 05/18/12	9,445	9,539
Series 01A1 6.619% due 09/18/12	276	277
Series 01A2 7.111% due 03/18/13	750	787
Series 02G1 6.718% due 07/02/24	2,762	2,644
Developers Diversified Realty Corp. 5.375% due 10/15/12	3,320	3,314
7.500% due 04/01/17	2,475	2,451
DIRECTV Holdings LLC 4.750% due 10/01/14	4,025	4,331
Discover Bank Series BKNT 8.700% due 11/18/19	3,225	3,742
Discover Financial Services 10.250% due 07/15/19	4,705	5,856
DISH DBS Corp. 7.125% due 02/01/16	2,000	2,055
Dolphin Energy, Ltd. (Þ) 5.888% due 06/15/19	1,919	2,012
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	3,370	3,172
Dow Chemical Co. (The) 7.600% due 05/15/14	4,100	4,787
DPL, Inc. 6.875% due 09/01/11	2,116	2,233
Dynegy Roseton Pass Through Trust Series B 7.670% due 11/08/16	7,845	7,257
E*Trade Financial Corp. 12.500% due 11/30/17	1,166	1,312
Edison Mission Energy 7.000% due 05/15/17	8,070	5,488
El Paso Corp. 12.000% due 12/12/13 (Ñ)	635	759
8.250% due 02/15/16	830	903
Series * (Ñ) 9.625% due 05/15/12	300	323
Series GMTN (Ñ) 8.050% due 10/15/30	300	307
El Paso Natural Gas Co. 7.500% due 11/15/26	1,425	1,548
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	7,005	7,412

90	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Enel Finance International SA (Þ) 3.875% due 10/07/14	4,690	4,813
5.125% due 10/07/19	6,855	7,154
Energy Transfer Partners, LP 5.950% due 02/01/15 (Ñ)	3,050	3,349
9.700% due 03/15/19	1,150	1,447
Enterprise Products Operating LLC 5.900% due 04/15/13	1,425	1,551
6.650% due 04/15/18	3,625	4,204
5.250% due 01/31/20 (Ñ)	2,445	2,620
Series A (Ñ) 8.375% due 08/01/66	1,550	1,579
Series B 7.034% due 01/15/68	3,460	3,304
Eurasian Development Bank (Þ) 7.375% due 09/29/14	3,010	3,207
Express Scripts, Inc. 6.250% due 06/15/14	2,935	3,355
Farmers Exchange Capital (Þ) 7.050% due 07/15/28	5,315	4,962
First Chicago NBD Institutional Capital I (Ê) 1.025% due 02/01/27	1,250	927
First Data Corp. (Ñ) 10.550% due 09/24/15	1,775	1,362
First Niagara Financial Group, Inc. 6.750% due 03/19/20	1,850	2,013
First Union Institutional Capital II 7.850% due 01/01/27	2,320	2,289
FirstEnergy Corp. Series B 6.450% due 11/15/11	187	197
Ford Motor Co. 7.125% due 11/15/25	100	89
6.375% due 02/01/29 (Ñ)	100	84
Ford Motor Credit Co. LLC 3.277% due 01/13/12 (Ê)(Ñ)	4,300	4,214
7.800% due 06/01/12	700	733
7.500% due 08/01/12	7,190	7,518
Fortune Brands, Inc. (Ñ) 3.000% due 06/01/12	4,880	4,944
FPL Energy Wind Funding LLC (Þ) 6.876% due 06/27/17	2,825	2,797
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	6,800	7,599
Freescale Semiconductor, Inc. (Þ) 9.250% due 04/15/18	1,950	2,013
General Electric Capital Corp. 3.000% due 12/09/11	4,900	5,050
2.800% due 01/08/13 (Ñ)	1,975	2,020
1.384% due 05/22/13 (Ê)(Ñ)	3,740	3,714
5.900% due 05/13/14 (Ñ)	5,000	5,589
0.731% due 01/08/16 (Ê)	900	838
5.875% due 01/14/38 (Ñ)	4,155	4,158
6.375% due 11/15/67 (Ñ)	27,500	26,262
Series EMTN (Ê)
0.595% due 03/20/14	2,000	1,874
Series GMTN
2.000% due 09/28/12 (Ñ)	10,900	11,174
2.625% due 12/28/12	14,000	14,592

	Principal Amount ($) or Shares	Market Value $
Series MTNA
0.797% due 09/15/14 (Ê)(Ñ)	4,000	3,810
6.750% due 03/15/32	3,000	3,307
General Electric Co. 5.250% due 12/06/17	3,940	4,343
GlaxoSmithKline Capital, Inc. (Ñ) 4.850% due 05/15/13	6,900	7,563
Goldman Sachs Group, Inc. (The) 1.100% due 12/05/11 (Ê)	12,230	12,369
0.533% due 02/06/12 (Ê)	1,700	1,676
6.000% due 05/01/14 (Ñ)	2,000	2,207
3.700% due 08/01/15	4,280	4,311
0.988% due 03/22/16 (Ê)	1,300	1,204
5.625% due 01/15/17	8,031	8,283
6.250% due 09/01/17 (Ñ)	12,400	13,553
7.500% due 02/15/19 (Ñ)	7,230	8,401
6.000% due 06/15/20 (Ñ)	3,300	3,549
6.750% due 10/01/37	10,860	11,063
Goodyear Tire & Rubber Co. (The) (Ñ) 9.000% due 07/01/15	750	784
Hanger Orthopedic Group, Inc. 10.250% due 06/01/14	2,050	2,163
Hasbro, Inc. 6.125% due 05/15/14 (Ñ)	2,225	2,416
6.300% due 09/15/17	1,330	1,428
6.350% due 03/15/40	2,695	2,787
HBOS PLC (Þ) Series GMTN 6.750% due 05/21/18	9,920	9,538
HCA, Inc. 8.500% due 04/15/19	3,480	3,845
7.875% due 02/15/20	1,375	1,492
7.250% due 09/15/20	4,065	4,299
Series WI
9.125% due 11/15/14	1,750	1,842
HCP, Inc. 5.950% due 09/15/11 (Ñ)	6,845	7,107
6.700% due 01/30/18	3,000	3,231
Historic TW, Inc. 8.050% due 01/15/16	2,900	3,522
HRPT Properties Trust (Ñ) 5.750% due 02/15/14	2,710	2,826
HUB International Holdings, Inc. (Þ) 10.250% due 06/15/15	6,180	5,825
Humana, Inc. 8.150% due 06/15/38	3,226	3,410
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	2,890	3,237
International Business Machines Corp. 5.700% due 09/14/17	600	703
International Paper Co. 7.950% due 06/15/18	3,345	4,038
Jabil Circuit, Inc. 7.750% due 07/15/16	2,360	2,537
Jersey Central Power & Light Co. 5.625% due 05/01/16	1,515	1,657
JPMorgan Chase & Co. 1.160% due 02/26/13 (Ê)	4,800	4,806

Russell Strategic Bond Fund	91

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.375% due 01/15/14 (Ñ)	2,565	2,803
5.150% due 10/01/15	3,950	4,260
6.000% due 01/15/18 (Ñ)	9,100	10,271
6.300% due 04/23/19	3,050	3,463
4.400% due 07/22/20	5,950	5,964
Series 1 (Æ)(ƒ)
7.900% due 04/29/49	5,990	6,257
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	240	267
6.000% due 10/01/17	6,400	7,193
JPMorgan Chase Capital XIII (Ê) Series M 1.483% due 09/30/34	6,050	4,595
JPMorgan Chase Capital XX (Ñ) Series T 6.550% due 09/29/36	300	288
JPMorgan Chase Capital XXI (Ê) Series U 1.416% due 01/15/87	455	336
JPMorgan Chase Capital XXII (Ñ) Series V 6.450% due 02/02/37	1,100	1,076
JPMorgan Chase Capital XXIII (Ê)(Ñ) 1.436% due 05/15/77	8,880	6,354
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	7,475	8,597
Kraft Foods, Inc. 2.625% due 05/08/13	3,630	3,731
6.125% due 02/01/18 (Ñ)	1,000	1,155
6.125% due 08/23/18	2,075	2,413
5.375% due 02/10/20	6,000	6,563
6.875% due 01/26/39	1,320	1,580
6.500% due 02/09/40	6,720	7,739
Kroger Co. (The) (Ñ) 3.900% due 10/01/15	2,250	2,407
L-3 Communications Corp. (Ñ) Series B 6.375% due 10/15/15	1,750	1,794
Landwirtschaftliche Rentenbank 1.875% due 09/24/12	23,600	24,014
Lehman Brothers Holdings, Inc. (Ø) 6.200% due 09/26/14	1,000	213
6.875% due 05/02/18 (Ñ)	1,365	297
7.000% due 09/27/27	1,260	268
Liberty Mutual Group, Inc. (Þ) 7.000% due 03/07/67	5,980	4,970
Lincoln National Corp. (Ñ) 6.200% due 12/15/11	825	872
Lubrizol Corp. 8.875% due 02/01/19	6,200	7,866
Macquarie Bank, Ltd. (Þ) 3.300% due 07/17/14	16,100	16,862
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	745	709
Marathon Oil Corp. 6.500% due 02/15/14	1,475	1,673

	Principal Amount ($) or Shares	Market Value $
Max USA Holdings, Ltd. (Þ) 7.200% due 04/14/17	2,485	2,567
MBNA Capital B (Ê) Series B 1.266% due 02/01/27	2,855	1,914
MBNA Corp. 6.125% due 03/01/13	2,000	2,160
Medco Health Solutions, Inc. 6.125% due 03/15/13	500	554
7.250% due 08/15/13	5,857	6,775
Merrill Lynch & Co., Inc. 6.050% due 08/15/12	6,800	7,280
6.050% due 05/16/16 (Ñ)	3,575	3,755
6.400% due 08/28/17 (Ñ)	2,600	2,811
6.875% due 04/25/18	4,400	4,909
6.220% due 09/15/26	1,195	1,179
7.750% due 05/14/38 (Ñ)	1,500	1,702
MetLife Capital Trust X (Þ) 9.250% due 04/08/68	1,500	1,695
MetLife, Inc. (Ñ) 6.125% due 12/01/11	2,870	3,033
6.400% due 12/15/36	500	464
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	3,000	3,292
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	1,897	1,935
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	2,916	3,018
Monsanto Co. (Ñ) 5.125% due 04/15/18	5,000	5,613
Morgan Stanley 3.250% due 12/01/11	4,900	5,074
5.375% due 10/15/15 (Ñ)	7,000	7,398
0.975% due 10/18/16 (Ê)	5,505	4,868
5.450% due 01/09/17	2,425	2,511
6.250% due 08/28/17 (Ñ)	1,300	1,386
5.950% due 12/28/17	2,350	2,474
6.625% due 04/01/18	10,631	11,562
5.625% due 09/23/19	3,900	3,964
5.500% due 07/24/20 (Ñ)	3,205	3,225
Series GMTN (Ê) 2.930% due 05/14/13 (Ñ)	1,100	1,112
0.830% due 01/09/14	3,950	3,716
National City Bank (Ê) Series BKNT 0.908% due 06/07/17	7,200	6,449
Nationwide Building Society (Þ) 6.250% due 02/25/20	2,600	2,782
Nationwide Financial Services 6.250% due 11/15/11	660	690
Nationwide Mutual Insurance Co. (Þ) 7.875% due 04/01/33	2,207	2,234
Series 144a 5.810% due 12/15/24	7,970	6,975
Navistar International Corp. (Ñ) 8.250% due 11/01/21	2,295	2,427

92	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NB Capital Trust IV (Ñ) 8.250% due 04/15/27	2,521	2,578
NBC Universal, Inc. (Þ) 3.650% due 04/30/15	4,805	5,013
News America Holdings, Inc. 9.250% due 02/01/13 (Ñ)	25	29
7.900% due 12/01/95	715	842
8.250% due 10/17/96	240	273
NII Capital Corp. Series WI 10.000% due 08/15/16	5,775	6,381
Nisource Finance Corp. 10.750% due 03/15/16	1,325	1,725
6.400% due 03/15/18	2,180	2,419
North American Development Bank 4.375% due 02/11/20	7,100	7,462
NuStar Logistics, LP 6.050% due 03/15/13	3,607	3,855
OMX Timber Finance Investments I LLC (Å) 5.420% due 01/29/20	7,200	7,308
Oncor Electric Delivery Co. LLC (Ñ) 6.800% due 09/01/18	4,750	5,621
Oracle Corp. (Å) 3.875% due 07/15/20	2,510	2,567
5.375% due 07/15/40	22,840	23,233
Pacific Gas & Electric Co. 6.250% due 12/01/13	1,375	1,573
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	3,542	4,252
PE Paper Escrow GmbH (Ñ)(Þ) 12.000% due 08/01/14	1,200	1,350
Peabody Energy Corp. (Ñ) 7.875% due 11/01/26	500	526
Petroleos Mexicanos 8.000% due 05/03/19	4,400	5,324
Philip Morris International, Inc. 6.875% due 03/17/14	1,980	2,303
5.650% due 05/16/18 (Ñ)	9,090	10,249
Princeton University (Ñ) 4.950% due 03/01/19	1,160	1,287
Principal Life Income Funding Trusts (Ñ) 5.300% due 04/24/13	400	433
Progress Energy, Inc. 7.050% due 03/15/19	2,550	3,090
7.750% due 03/01/31	275	359
ProLogis 1.875% due 11/15/37	2,550	2,340
Prudential Financial, Inc. 3.875% due 01/14/15	5,675	5,843
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	5,600	6,936
Series FSA (Ê)(Þ) 1.414% due 12/18/17	3,500	2,986
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	3,525
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	1,500	1,397

	Principal Amount ($) or Shares	Market Value $
Quebecor World Capital Corp. 6.125% due 11/15/13 (Ø)	1,955	—
QVC, Inc. (Þ) 7.375% due 10/15/20	4,730	4,848
Qwest Corp. 7.875% due 09/01/11	6,750	7,054
7.625% due 06/15/15 (Ñ)	1,000	1,100
8.375% due 05/01/16 (Ñ)	4,775	5,432
Rainbow National Services LLC (Þ) 8.750% due 09/01/12	2,115	2,120
Reed Elsevier Capital, Inc. 7.750% due 01/15/14	1,885	2,193
Reliant Energy Mid-Atlantic Power Holdings LLC Series B 9.237% due 07/02/17	3,445	3,583
Rensselaer Polytechnic Institute 5.600% due 09/01/20	4,675	5,084
Rockies Express Pipeline LLC (Þ) 3.900% due 04/15/15	3,600	3,559
Rohm and Haas Co. 6.000% due 09/15/17	100	110
Royal Bank of Scotland PLC (The) (Ñ)(Þ) 4.875% due 08/25/14	4,075	4,208
Sabine Pass LNG, LP (Ñ) 7.250% due 11/30/13	8,590	8,010
7.500% due 11/30/16	500	435
Sealed Air Corp. (Þ) 7.875% due 06/15/17	1,720	1,827
Simon Property Group, LP 5.300% due 05/30/13 (Ñ)	3,720	4,048
6.100% due 05/01/16 (Ñ)	1,955	2,219
10.350% due 04/01/19	1,250	1,694
5.650% due 02/01/20 (Ñ)	2,800	3,078
SLM Corp. (Ñ) Series MTNA 5.000% due 04/15/15	3,000	2,605
South Carolina Electric & Gas Co. 6.500% due 11/01/18	1,240	1,494
Southern Copper Corp. 6.375% due 07/27/15	1,780	1,975
7.500% due 07/27/35 (Ñ)	1,805	2,034
Southern Union Co. 7.200% due 11/01/66	8,940	7,934
Sprint Capital Corp. 8.375% due 03/15/12	6,000	6,360
8.750% due 03/15/32	3,205	3,249
Staples, Inc. (Ñ) 9.750% due 01/15/14	3,695	4,552
Structured Asset Mortgage Investments, Inc. (Ê) Series 2006-AR5 Class 1A2 0.589% due 05/25/46	555	159
Swedbank AB (Ñ)(Þ) 2.900% due 01/14/13	6,700	6,954
Symetra Financial Corp. (Þ) 6.125% due 04/01/16 (Å)	1,200	1,218
8.300% due 10/15/67	3,430	2,847

Russell Strategic Bond Fund	93

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

TD Ameritrade Holding Corp. 4.150% due 12/01/14	4,375	4,570
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	3,305	3,883
7.500% due 04/01/17	1,350	1,543
8.375% due 06/15/32	1,250	1,492
Textron, Inc. 6.200% due 03/15/15	3,235	3,546
Time Warner Cable, Inc. 8.250% due 02/14/14	1,560	1,860
6.750% due 07/01/18	2,590	3,025
Time Warner Entertainment Co., LP Series * 8.375% due 03/15/23	1,176	1,522
Time Warner, Inc. 3.150% due 07/15/15	2,250	2,302
Timken Co. (Ñ) 6.000% due 09/15/14	2,440	2,686
Toyota Motor Credit Corp. (Ñ) 3.200% due 06/17/15	2,420	2,526
Transatlantic Holdings, Inc. 8.000% due 11/30/39	2,350	2,307
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	3,175	2,889
Transocean, Inc. (Ñ) Series B 1.500% due 12/15/37	7,325	6,739
UAL 2009-1 Pass Through Trust 10.400% due 05/01/18	585	637
UBS Preferred Funding Trust V (ƒ) Series 1 6.243% due 05/29/49	3,600	3,393
Union Electric Co. 6.400% due 06/15/17	3,145	3,603
UnitedHealth Group, Inc. 4.875% due 02/15/13 (Ñ)	400	431
6.000% due 06/15/17	56	64
Series WI 6.500% due 06/15/37	675	741
USB Capital IX (ƒ) 6.189% due 10/29/49	300	231
USB Realty Corp. (ƒ)(Þ) 6.091% due 12/29/49	4,225	2,968
Valero Energy Corp. 9.375% due 03/15/19 (Ñ)	4,185	5,316
10.500% due 03/15/39	1,160	1,612
Verizon Communications, Inc. 5.250% due 04/15/13	300	332
8.750% due 11/01/18	5,440	7,181
Viacom, Inc. 6.250% due 04/30/16	5,150	5,939
Wachovia Bank NA Series BKNT 6.600% due 01/15/38	2,725	2,979
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	3,355	2,839
Wachovia Corp. 0.656% due 10/15/11 (Ê)	3,800	3,795
5.625% due 10/15/16	100	110

	Principal Amount ($) or Shares	Market Value $
5.750% due 02/01/18 (Ñ)	1,200	1,344
Wal-Mart Stores, Inc. 4.875% due 07/08/40	1,725	1,705
Waste Management, Inc. 6.375% due 03/11/15	1,185	1,375
WEA Finance LLC / WT Finance Aust Pty, Ltd. (Þ) 7.500% due 06/02/14	3,870	4,473
6.750% due 09/02/19	1,300	1,491
Wells Fargo & Co. (Ñ) 5.625% due 12/11/17	2,770	3,076
Series K (ƒ) 7.980% due 03/29/49	20,000	20,600
Westpac Banking Corp. (Ñ)(Þ) 1.900% due 12/14/12	11,400	11,552
Whirlpool Corp. 8.600% due 05/01/14	1,125	1,342
Williams Cos., Inc. (The) 7.875% due 09/01/21	4,483	5,438
7.750% due 06/15/31	1,340	1,542
Williams Partners, LP 3.800% due 02/15/15	3,335	3,448
7.250% due 02/01/17	4,080	4,797
Windstream Corp. Series WI 8.625% due 08/01/16	500	521
WMG Acquisition Corp. 7.375% due 04/15/14	1,575	1,551
9.500% due 06/15/16	675	734
XTO Energy, Inc. 6.500% due 12/15/18	1,850	2,278
Yum! Brands, Inc. (Ñ) 4.250% due 09/15/15	2,500	2,676
ZFS Finance USA Trust I (Þ) Series 144a 6.150% due 12/15/65	7,690	7,459
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	8,205	7,467
ZFS Finance USA Trust IV (Þ) 5.875% due 05/09/32	263	234

		1,491,594

International Debt - 9.4%
America Movil SAB de CV (Þ) 5.000% due 03/30/20	1,025	1,090
6.125% due 03/30/40	945	1,021
American International Group, Inc. 5.750% due 03/15/67	2,850	2,728
Anglo American Capital PLC (Þ) 9.375% due 04/08/19	1,400	1,853
ANZ National International, Ltd./New Zealand (Þ) 6.200% due 07/19/13	5,000	5,566
ArcelorMittal (Ñ) 9.000% due 02/15/15	2,150	2,589
9.850% due 06/01/19	2,095	2,707
Series WI 6.125% due 06/01/18	3,425	3,716

94	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ARES CLO Funds (Ê)(Å) Series 2003-7A Class A1B 0.924% due 05/08/15	5,957	5,527
Argentina Government International Bond (Ê) Series $GDP Zero coupon% due 12/15/35	23,820	2,358
Arkle Master Issuer PLC (Ê)(Å) Series 2006-1A Class 4A2 0.526% due 02/17/52	29,900	29,393
Arlington Street CDO, Ltd. (Þ) Series 2000-1A Class A2 7.660% due 06/10/12	787	750
AstraZeneca PLC 5.900% due 09/15/17 (Ñ)	1,100	1,295
6.450% due 09/15/37	900	1,113
Banco Santander Brasil SA (Þ) 4.500% due 04/06/15	3,470	3,555
Bank of Nova Scotia (Å) 1.450% due 07/26/13	21,700	21,804
Barclays Bank PLC 5.450% due 09/12/12 (Ñ)	19,100	20,467
6.050% due 12/04/17 (Þ)	2,700	2,823
6.750% due 05/22/19	5,500	6,356
7.375% due 06/29/49 (ƒ)(Þ)	3,075	2,906
BBVA Bancomer SA (Þ) 7.250% due 04/22/20	4,225	4,432
Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 0.731% due 04/29/19	23,250	20,613
BM&FBovespa SA (Ñ)(Å) 5.500% due 07/16/20	3,025	3,114
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	600	522
BP Capital Markets PLC (Ñ) 3.875% due 03/10/15	925	884
BRFkredit AS (Þ) 2.050% due 04/15/13	16,500	16,860
British Telecommunications PLC 9.875% due 12/15/30	1,440	1,871
C10 Capital SPV, Ltd. (ƒ)(Þ) 6.722% due 12/31/49	1,800	1,180
Canadian Imperial Bank of Commerce (Å) 2.000% due 02/04/13	7,200	7,335
2.600% due 07/02/15	2,500	2,535
CBA Capital Trust II (ƒ)(Ñ)(Þ) 6.024% due 03/29/49	3,700	3,512
CDP Financial, Inc. (Þ) 5.600% due 11/25/39	6,700	7,263
Cenovus Energy, Inc. Series WI 4.500% due 09/15/14	1,520	1,638
Chatham Light CLO, Ltd. (Ê)(Å) Series 2005-2A Class A1 0.594% due 08/03/19	3,466	3,234
Chile Government International Bond 3.875% due 08/05/20	1,430	1,429

	Principal Amount ($) or Shares	Market Value $
Cie de Financement Foncier (Å) 1.625% due 07/23/12	6,100	6,108
2.125% due 04/22/13	3,900	3,943
Corp. Andina de Fomento 3.750% due 01/15/16	6,525	6,494
8.125% due 06/04/19	2,695	3,350
Corp. Nacional del Cobre de Chile (Þ) 7.500% due 01/15/19	7,892	9,877
6.150% due 10/24/36	100	113
Covidien International Finance SA 5.450% due 10/15/12 (Ñ)	795	868
6.000% due 10/15/17 (Ñ)	1,915	2,239
4.200% due 06/15/20	2,250	2,337
Credit Suisse AG 5.400% due 01/14/20	4,300	4,533
Credit Suisse Guernsey, Ltd. (Ê)(ƒ)(Ñ) Series 1 1.126% due 05/29/49	3,595	2,543
Credit Suisse NY (Ñ) 6.000% due 02/15/18	1,380	1,500
Deutsche Bank AG/London (Ñ) 6.000% due 09/01/17	5,800	6,581
Dexia Credit Local (Ê)(Þ) 1.188% due 09/23/11	3,000	3,004
0.961% due 04/29/14	5,300	5,292
Digicel Group, Ltd. (Ñ)(Þ) 9.125% due 01/15/15	6,232	6,294
DP World, Ltd. (Þ) 6.850% due 07/02/37	4,075	3,417
Electricite De France (Þ) 5.500% due 01/26/14 (Ñ)	1,700	1,890
6.500% due 01/26/19	1,700	2,033
6.950% due 01/26/39 (Ñ)	1,700	2,171
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	525	555
7.000% due 07/15/34	425	398
Enel Finance International SA (Þ) 6.250% due 09/15/17	1,500	1,682
Export-Import Bank of China (Þ) 4.875% due 07/21/15	300	328
FIH Erhvervsbank A/S 2.450% due 08/17/12 (Þ)	8,600	8,815
1.750% due 12/06/12 (Þ)	7,600	7,652
2.000% due 06/12/13 (Å)	3,500	3,537
France Telecom SA (Ñ) 4.375% due 07/08/14	1,840	2,019
Gaz Capital for Gazprom Series REGS 8.625% due 04/28/34	17,900	21,323
Gaz Capital SA for Gazprom (Þ) 7.343% due 04/11/13	600	648
6.212% due 11/22/16	3,350	3,482
8.146% due 04/11/18 (Ñ)	2,600	2,951
Government of the Cayman Islands (Þ) 5.950% due 11/24/19	1,030	1,055
HSBC Holdings PLC 6.500% due 05/02/36	700	760

Russell Strategic Bond Fund	95

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.500% due 09/15/37	1,200	1,300
6.800% due 06/01/38	1,375	1,537
International Lease Finance Corp. (Ê) 1.058% due 08/15/11	3,800	4,684
Israel Government AID Bond 5.500% due 09/18/33	6,000	6,850
JBS Finance II, Ltd. (Å) 8.250% due 01/29/18	3,500	3,538
JPMorgan Chase Bank 11.000% due 11/17/20	32,483,000	4,356
Kommunalbanken AS 2.000% due 01/14/13	3,500	3,586
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	485	521
Kreditanstalt fuer Wiederaufbau (Ñ) 3.250% due 03/15/13	6,500	6,853
Landwirtschaftliche Rentenbank Series GMTN 5.250% due 07/02/12	10,700	11,558
LBG Capital No. 1 PLC 8.500% due 12/29/49	300	252
LeasePlan Corp. NV (Þ) 3.000% due 05/07/12	7,500	7,731
Lloyds TSB Bank PLC (ƒ)(Þ) 12.000% due 12/29/49	8,700	9,135
Mexico Government International Bond 6.050% due 01/11/40	4,660	5,061
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	3,725	3,831
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13	1,200	1,361
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	4,050	4,008
National Australia Bank, Ltd. 2.550% due 01/13/12 (Å)	12,900	13,196
5.350% due 06/12/13 (Þ)	6,725	7,352
Nexen, Inc. 7.500% due 07/30/39	795	987
Noble Group, Ltd. 6.625% due 08/05/20	3,360	3,350
Series 144a 4.875% due 08/05/15	7,550	7,538
Norske Skogindustrier ASA (Þ) 6.125% due 10/15/15	2,525	1,739
Peruvian Government International Bond 7.125% due 03/30/19	2,500	3,058
Petro-Canada 6.050% due 05/15/18	1,350	1,552
Petroleos Mexicanos (Å) 5.500% due 01/21/21	6,375	6,560
Polo Ralph Lauren Corp. 4.500% due 10/04/13	2,050	2,750
Province of Ontario Canada 4.100% due 06/16/14	6,000	6,547
Province of Quebec Canada 3.500% due 07/29/20	755	755

	Principal Amount ($) or Shares	Market Value $
Qatar Government International Bond (Þ) 5.250% due 01/20/20	9,850	10,416
6.400% due 01/20/40	5,530	6,028
Qtel International Finance, Ltd. (Þ) 7.875% due 06/10/19	1,385	1,630
Rabobank Nederland NV (ƒ)(Þ) 11.000% due 06/29/49	3,067	3,873
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ) 5.298% due 09/30/20	1,286	1,374
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	300	312
Reliance Industries, Ltd. (Þ) 10.250% due 01/15/97	1,000	970
RESI Finance, LP Series 2003-D Class B3 (Ê)(Þ) 1.643% due 12/10/35	1,749	1,078
Series 2003-D Class B4 (Ê)(Þ) 1.843% due 12/10/35	2,033	1,104
Resix Finance, Ltd. Credit-Linked Notes (Ê)(Þ) Series 2003-D Class B7 6.093% due 12/10/35	2,033	1,090
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	600	588
Rio Tinto Finance USA, Ltd. 5.875% due 07/15/13	7,485	8,319
Royal Bank of Scotland Group PLC (ƒ)(Ñ) Series 1 9.118% due 03/31/49	2,300	2,013
Royal Bank of Scotland PLC (The)(Þ) 3.000% due 12/09/11	26,000	26,685
2.625% due 05/11/12	6,070	6,210
RSHB Capital SA for OJSC Russian Agricultural Bank (Þ) 7.125% due 01/14/14	3,425	3,665
Santander US Debt SA Unipersonal (Ê)(Þ) 1.333% due 03/30/12	11,200	10,887
Shell International Finance BV 4.375% due 03/25/20	7,815	8,254
Societe Financement de l’Economie Francaise (Ê)(Þ) 0.726% due 07/16/12	2,000	2,013
Standard Chartered PLC (Þ) 5.500% due 11/18/14	500	550
State of Qatar 5.150% due 04/09/14	610	658
Suncor Energy, Inc. 6.100% due 06/01/18	1,500	1,737
5.950% due 12/01/34	1,920	2,028
Swedbank AB 3.000% due 12/22/11 (Å)	4,300	4,414
2.800% due 02/10/12 (Þ)	900	923
Swedish Housing Finance Corp. (Þ) 3.125% due 03/23/12	24,000	24,808
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	201	208

96	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Teck Resources, Ltd. 10.750% due 05/15/19	2,825	3,528
Telecom Italia Capital SA 6.999% due 06/04/18	1,865	2,094
7.721% due 06/04/38	2,035	2,268
Telefonica Emisiones SAU 2.582% due 04/26/13	3,335	3,366
6.421% due 06/20/16	6,140	6,981
5.134% due 04/27/20	40	42
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	7,225	8,003
Temasek Financial I, Ltd. (Þ) 4.300% due 10/25/19	1,200	1,258
TNK-BP Finance SA (Þ) 6.125% due 03/20/12	500	516
Toronto-Dominion Bank (The) (Å) 2.200% due 07/29/15	7,800	7,797
Total Capital SA 3.000% due 06/24/15	2,040	2,104
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	1,000	1,213
Transocean, Inc. (Ñ) 6.000% due 03/15/18	2,570	2,405
6.800% due 03/15/38	2,095	1,885
Tyco Electronics Group SA 6.000% due 10/01/12 (Ñ)	4,160	4,513
6.550% due 10/01/17	4,140	4,734
UBS AG 1.584% due 02/23/12 (Ê)	2,400	2,412
5.850% due 12/31/17	4,690	2,570
Series DPNT 5.875% due 12/20/17	2,000	2,192
5.750% due 04/25/18 (Ñ)	300	327
UBS Luxembourg SA for OJSC Vimpel Communications Series REGS 8.250% due 05/23/16	300	328
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Þ) 8.125% due 12/01/17	2,250	2,301
US Bank National Associtaion 4.375% due 02/28/17	1,800	2,329
Vale Overseas, Ltd. (Ñ) 6.250% due 01/23/17	200	222
6.875% due 11/21/36	200	221
6.875% due 11/10/39	1,245	1,373
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Series REGS 9.125% due 04/30/18	1,200	1,374
Volvo Treasury AB (Þ) 5.950% due 04/01/15	3,924	4,198
Waha Aerospace BV (Ñ)(Å) 3.925% due 07/28/20	3,560	3,572
WCI Finance LLC (Þ) 5.400% due 10/01/12	753	799

	Principal Amount ($) or Shares	Market Value $
Weatherford International, Ltd. 9.625% due 03/01/19 (Ñ)	1,625	2,058
9.875% due 03/01/39	620	820
Westpac Securities NZ, Ltd. (Ñ)(Þ) 2.500% due 05/25/12	16,300	16,681
White Mountains Re Group, Ltd. (ƒ)(Þ) 7.506% due 05/29/49	5,675	4,520
White Nights Gazprom 10.500% due 03/08/14	300	359
10.500% due 03/25/14	1,100	1,319
Woori Bank (Ñ)(Å) 4.750% due 01/20/16	900	913
WPP Finance UK 8.000% due 09/15/14	3,880	4,603
XL Group PLC (ƒ)(Ñ) Series E 6.500% due 03/29/49	2,115	1,607
Xstrata Canada Corp. 6.000% due 10/15/15	1,050	1,156

		700,173

Loan Agreements - 0.4%
Adam Aircraft Term Loan (Å) 15.130% due 05/01/12	760	8
AWAS, Second Lien Term Loan 6.563% due 03/21/13	672	629
Energy Future Holdings Corp., Term Loan B 5.565% due 10/10/14	4,311	3,338
HCA, Inc. Term Loan A (Ê) 2.033% due 11/18/12	5,448	5,263
Kelson Holdings, Inc., First Lien Term Loan 3.783% due 03/08/13	10,500	10,023
Newsday Corp., Fixed Rate Term Loan 10.500% due 07/09/13	2,775	2,907
Supermedia, Inc. Exit Term Loan 11.000% due 12/31/15	2,230	1,873
Texas Competitive Electric Holdings Co. LLC, Term Loan B2 3.845% due 11/01/16	488	308
3.874% due 11/01/16	2,173	1,369
4.033% due 11/01/16 (Ñ)	30	19
4.066% due 11/01/16	3,110	1,959

		27,696

Mortgage-Backed Securities - 33.2%
Adjustable Rate Mortgage Trust (Ê) Series 2005-1 Class 5A2 0.659% due 05/25/35	291	277
Series 2005-3 Class 8A2 0.569% due 07/25/35	835	709
Alliance Bancorp Trust (Ê) Series 2007-OA1 Class A1 0.569% due 07/25/37	3,865	1,799
American General Mortgage Loan Trust (Þ) Series 2010-1A Class A1 5.150% due 03/25/58	2,458	2,462

Russell Strategic Bond Fund	97

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Home Mortgage Assets (Ê) Series 2006-1 Class 1A3 0.559% due 05/25/46	7,070	1,582
Series 2006-2 Class 2A2 0.559% due 09/25/46	6,922	1,140
Series 2006-3 Class 1A3 0.649% due 10/25/46	5,243	367
Series 2006-4 Class 1A11 0.519% due 10/25/46	10,218	5,120
Series 2006-4 Class 2A2 1.572% due 10/25/46	9,227	1,772
Series 2006-5 Class A2 1.372% due 11/25/46	7,223	1,283
Series 2006-6 Class A1C 0.609% due 12/25/46	1,605	104
Series 2007-4 Class A2 0.519% due 08/25/37	12,480	8,556
American Home Mortgage Investment Trust Series 2004-4 Class 4A (Ê) 2.759% due 02/25/45	726	658
Series 2005-2 Class 5A3 5.077% due 09/25/35	1,644	1,661
Series 2005-4 Class 1A1 (Ê) 0.619% due 11/25/45	869	534
Series 2006-1 Class 1A2 (Ê) 0.519% due 03/25/46	7,945	2,115
ARES CLO Funds (Ê)(Å) Series 2005-10A Class A2 0.779% due 09/18/17	13,524	12,478
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.829% due 04/25/33	452	401
Series 2003-10 Class 2A2 (Ê) 0.779% due 12/25/33	1,300	1,163
Series 2004-10 Class 1CB1 6.000% due 11/25/34	373	371
Series 2004-11 Class 1CB1 6.000% due 12/25/34	450	412
Series 2005-3 Class 2A1 5.500% due 04/25/20	455	421
Series 2005-5 Class 2CB1 6.000% due 06/25/35	695	529
Series 2005-9 Class 5A1 5.500% due 10/25/20	913	911
Series 2006-5 Class CB17 6.000% due 06/25/46	2,151	1,570
Series 2006-6 Class CB6 6.000% due 06/25/46	1,505	1,288
Banc of America Commercial Mortgage, Inc. Series 2000-2 Class B 7.378% due 09/15/32	246	246
Series 2000-2 Class C 7.438% due 09/15/32	100	100
Series 2002-PB2 Class A4 6.186% due 06/11/35	6,601	6,945
Series 2002-PB2 Class C 6.349% due 06/11/35	100	104

	Principal Amount ($) or Shares	Market Value $
Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	971	1,071
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	995	1,095
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	299	336
Series 2005-2 Class A4 4.783% due 07/10/43	3,757	3,916
Series 2005-3 Class A2 4.501% due 07/10/43	1,487	1,504
Series 2005-6 Class A4 5.178% due 09/10/47	1,500	1,636
Series 2006-1 Class A4 5.372% due 09/10/45	4,225	4,572
Series 2006-2 Class A4 5.928% due 05/10/45	14,266	15,417
Series 2006-4 Class A4 5.634% due 07/10/46	4,855	5,108
Series 2007-2 Class A4 5.689% due 04/10/49	12,458	12,579
Series 2007-2 Class AAB 5.817% due 04/10/49	1,905	2,025
Series 2008-1 Class A4 6.373% due 02/10/51	6,245	6,690
Series 2008-1 Class ASB 6.173% due 02/10/51	20	22
Series 2008-1 Class B (Þ) 6.227% due 02/10/51	1,562	636
Series 2008-1 Class C (Þ) 6.227% due 02/10/51	1,507	537
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	610	555
Series 2005-D Class A1 (Ê) 2.915% due 05/25/35	1,046	1,032
Series 2005-F Class 1A2 (Ê) 0.688% due 09/20/35	314	105
Series 2006-3 Class 5A8 5.500% due 03/25/36	4,640	3,818
Series 2006-A Class 3A2 5.716% due 02/20/36	1,341	828
Series 2006-A Class 4A1 (Ê) 5.520% due 02/20/36	3,765	2,887
Series 2006-F Class 1A2 (Ê) 5.138% due 07/20/36	241	102
Series 2006-H Class 4A4 6.079% due 09/20/46	1,081	218
Series 2006-I Class 5A1 (Ê) 6.063% due 10/20/46	13,259	11,541
Series 2006-J Class 4A1 5.972% due 01/20/47	1,013	723
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.779% due 12/25/33	776	769
Series 2004-1 Class 5A1 6.500% due 09/25/33	42	43
Series 2004-2 Class 1A9 (Ê) 0.779% due 03/25/34	857	811

98	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-11 Class 2A1 5.750% due 01/25/35	2,290	2,314
Series 2004-D Class 1A1 (Ê) 2.788% due 05/25/34	103	91
Series 2004-F Class 1A1 (Ê) 2.766% due 07/25/34	947	900
Series 2004-I Class 2A2 (Ê) 3.664% due 10/25/34	187	173
Series 2004-L Class 2A1 (Ê) 3.307% due 01/25/35	3,126	2,685
Series 2005-1 Class 1A13 4.750% due 02/25/35	546	549
Series 2005-3 Class 1A25 5.500% due 04/25/35	731	730
Series 2005-H Class 2A5 (Ê) 4.765% due 09/25/35	3,300	2,602
Series 2005-I Class 2A2 (Ê) 4.834% due 10/25/35	2,547	1,150
Series 2005-I Class 4A1 (Ê) 5.202% due 10/25/35	2,317	2,044
Series 2005-L Class 3A1 (Ê) 5.402% due 01/25/36	1,484	1,379
Series 2006-2 Class A12 6.000% due 07/25/46	728	651
Series 2006-2 Class A15 6.000% due 07/25/46	1,527	1,408
Series 2006-B Class 1A1 (Ê) 4.264% due 10/20/46	1,103	610
Series 2007-1 Class 1A7 5.750% due 03/25/37	221	222
Series 2007-1 Class 1A16 5.625% due 03/25/37	2,329	2,087
Series 2007-3 Class 1A1 6.000% due 09/25/37	6,023	5,182
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A2 3.398% due 02/25/33	10	9
Series 2003-1 Class 6A1 2.960% due 04/25/33	50	48
Series 2003-8 Class 4A1 3.446% due 01/25/34	271	257
Series 2004-3 Class 1A1 (Ê) 2.982% due 07/25/34	932	824
Series 2004-8 Class 2A1 3.394% due 11/25/34	2,879	2,438
Series 2004-9 Class 22A1 (Ê) 4.034% due 11/25/34	500	469
Series 2004-10 Class 22A1 4.999% due 01/25/35	674	679
Series 2005-2 Class A1 (Ê) 2.760% due 03/25/35	11,097	10,018
Series 2005-2 Class A2 (Ê) 2.934% due 03/25/35	1,616	1,491
Series 2005-5 Class A2 (Ê) 2.560% due 08/25/35	2,687	2,537
Series 2007-1 Class 3A2 5.644% due 02/25/47	2,873	326

	Principal Amount ($) or Shares	Market Value $
Series 2007-3 Class 1A1 5.371% due 05/25/47	3,821	2,875
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.765% due 05/25/35	1,567	1,217
Series 2005-5 Class 21A1 2.632% due 07/25/35	3,486	2,446
Series 2005-7 Class 22A1 3.805% due 09/25/35	624	469
Series 2006-3 Class 22A1 5.506% due 05/25/36	5,301	2,533
Series 2006-3 Class 33A1 (Ê) 5.919% due 05/25/36	1,734	984
Bear Stearns Commercial Mortgage Securities Series 2000-WF1 Class G (Þ) 6.500% due 02/15/32	709	708
Series 2000-WF2 Class C 7.590% due 10/15/32	400	401
Series 2001-TOP Class A2 6.480% due 02/15/35	108	110
Series 2001-TOP Class A3 5.610% due 11/15/33	555	573
Series 2004-PWR Class A3 4.565% due 07/11/42	1,500	1,524
Series 2005-PWR Class A4B 4.943% due 09/11/42	85	78
Series 2007-PW1 Class A2 5.665% due 06/11/40	620	646
5.613% due 06/11/50	2,470	2,588
Series 2007-PW1 Class A4 5.717% due 06/11/40	5,198	5,433
5.331% due 02/11/44	100	101
5.694% due 06/11/50	4,500	4,681
Series 2007-T26 Class A4 5.471% due 01/12/45	400	425
Bear Stearns Mortgage Funding Trust (Ê) Series 2006-AR3 Class 1A1 0.509% due 10/25/36	2,085	1,118
Series 2006-AR4 Class A1 0.539% due 12/25/36	2,350	1,292
Series 2006-AR5 Class 1A1 0.489% due 12/25/46	5,152	2,830
Series 2007-AR2 Class A1 0.499% due 03/25/37	2,505	1,342
Series 2007-AR2 Class A3 0.559% due 03/25/37	9,517	1,286
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.125% due 01/26/36	2,258	1,408
Series 2007-R6 Class 2A1 5.530% due 12/26/46	1,317	863
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class A2 7.319% due 10/15/32	161	161
Series 2001-245 Class A2 (Þ) 6.275% due 02/12/16	294	301

Russell Strategic Bond Fund	99

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	1,049	1,083
Series 2006-S4 Class A3 6.000% due 12/25/36	1,833	1,802
Series 2006-S4 Class A4 6.000% due 12/25/36	332	318
Series 2007-A1 Class 2A1 2.894% due 02/25/37	994	996
Series 2007-A1 Class 3A1 3.244% due 02/25/37	566	517
Series 2007-A1 Class 4A1 3.177% due 02/25/37	297	293
Series 2007-A1 Class 5A1 2.908% due 02/25/37	1,072	1,003
Series 2007-A1 Class 7A1 2.927% due 02/25/37	403	411
Series 2007-A1 Class 8A1 4.209% due 02/25/37	3,517	3,623
Citicorp Mortgage Securities, Inc. Series 2005-1 Class 1A1 5.000% due 02/25/35	866	865
Series 2006-3 Class 1A9 5.750% due 06/25/36	2,840	2,532
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	3,952	4,172
Series 2006-C5 Class AM 5.462% due 10/15/49	90	84
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	258	236
Series 2006-AR7 Class 1A4A 5.553% due 11/25/36	7,940	5,939
Series 2007-6 Class 1A4A 5.823% due 03/25/37	2,431	1,321
Series 2007-AR8 Class 2A1A 5.829% due 07/25/37	3,655	2,647
Series 2008-RR1 Class A1A1 (Ê)(Þ) 0.399% due 01/25/37	219	194
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.223% due 07/15/44	5,180	5,631
Series 2006-CD3 Class A5 5.617% due 10/15/48	7,604	8,036
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	1,281	930
Series 2007-A1 Class 1A5 6.000% due 01/25/37	3,629	2,492
Series 2007-A3 Class 1A7 5.750% due 03/25/37	2,339	1,640
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class E 7.269% due 09/15/30	526	526

	Principal Amount ($) or Shares	Market Value $
Commercial Mortgage Loan Trust Series 2008-LS1 Class AJ 6.016% due 10/10/17	1,280	684
Commercial Mortgage Pass Through Certificates Series 2001-J1A Class B (Þ) 6.614% due 02/16/34	1,990	2,029
Series 2003-LB1 Class A2 4.084% due 06/10/38	3,645	3,787
Series 2006-C8 Class A4 5.306% due 12/10/46	1,400	1,425
Series 2007-C9 Class A4 5.816% due 12/10/49	5,500	5,839
Series 2010-RR1 Class GEA (Þ) 5.543% due 02/11/17	7,300	7,451
Countrywide Alternative Loan Trust Series 2003-20C Class 1A2 5.500% due 10/25/33	501	507
Series 2004-2CB Class 1A4 (Ê) 0.729% due 03/25/34	306	288
Series 2004-28C Class 6A1 6.000% due 01/25/35	591	575
Series 2004-J8 Class 1A1 7.000% due 09/25/34	572	596
Series 2005-1CB Class 2A2 5.500% due 03/25/35	1,360	1,072
Series 2005-16 Class A1 (Ê) 2.047% due 06/25/35	2,901	1,552
Series 2005-20C Class 1A1 5.500% due 07/25/35	1,282	1,124
Series 2005-32T Class A7 (Ê) 0.579% due 08/25/35	879	761
Series 2005-38 Class A1 (Ê) 1.902% due 09/25/35	1,172	693
Series 2005-38 Class A3 (Ê) 0.679% due 09/25/35	1,172	676
Series 2005-44 Class 1A2A (Ê) 0.619% due 10/25/35	191	190
Series 2005-51 Class 1A1 (Ê) 0.658% due 11/20/35	1,536	876
Series 2005-51 Class 1A2A (Ê) 0.628% due 11/20/35	2,521	2,438
Series 2005-51 Class 2A1 (Ê) 0.638% due 11/20/35	340	188
Series 2005-51 Class 2A2A (Ê) 0.628% due 11/20/35	24	24
Series 2005-51 Class 4A1 (Ê) 0.658% due 11/20/35	543	318
Series 2005-58 Class A2 (Ê) 0.728% due 12/20/35	1,512	458
Series 2005-59 Class 1A1 (Ê) 0.677% due 11/20/35	2,513	1,414
Series 2005-59 Class 1A2B (Ê) 0.598% due 11/20/35	2,109	2,037
Series 2005-63 Class 5A1 (Ê) 5.162% due 12/25/35	3,306	2,348
Series 2005-85C Class 2A2 5.500% due 02/25/36	47	36

100	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-J8 Class 1A3 5.500% due 07/25/35	2,112	1,782
Series 2005-J13 Class 2A3 5.500% due 11/25/35	993	793
Series 2006-6CB Class 1A10 5.500% due 05/25/36	651	550
Series 2006-9T1 Class A7 6.000% due 05/25/36	883	584
Series 2006-23C Class 1A6 6.000% due 08/25/36	2,529	1,871
Series 2006-J2 Class A3 6.000% due 04/25/36	1,392	1,110
Series 2006-OA1 Class A1 (Ê) 0.518% due 02/20/47	3,853	1,962
Series 2006-OA1 Class A2 (Ê) 0.548% due 09/20/46	5,899	2,627
0.519% due 10/25/46	20,153	11,708
Series 2006-OA2 Class A1 (Ê) 0.489% due 02/25/47	2,967	1,811
0.528% due 03/20/47	2,055	1,029
Series 2006-OA2 Class A2A (Ê) 0.488% due 05/20/46	990	967
Series 2006-OA2 Class A5 (Ê) 0.568% due 05/20/46	114	50
Series 2006-OA6 Class 1A3 (Ê) 0.599% due 07/25/46	1,157	325
Series 2006-OC1 Class 2A1 (Ê) 0.419% due 11/25/36	1,153	1,136
0.429% due 01/25/37	10	10
Series 2006-OC6 Class 2A1 (Ê) 0.399% due 07/25/36	412	396
Series 2006-OC9 Class A1 (Ê) 0.404% due 12/25/46	648	635
Series 2007-15C Class A7 6.000% due 07/25/37	2,793	2,151
Series 2007-J2 Class 2A1 6.000% due 07/25/37	26,480	20,062
Series 2007-OA1 Class A1A (Ê) 1.793% due 11/25/47	7,313	3,532
Series 2007-OA4 Class A1 (Ê) 0.499% due 05/25/47	3,874	2,054
Series 2007-OA6 Class A1B (Ê) 0.529% due 06/25/37	1,724	906
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-8 Class A2 (Ê) 0.829% due 05/25/18	1,241	1,146
Series 2003-20 Class 1A9 5.500% due 07/25/33	636	642
Series 2003-42 Class M (Ê) 3.694% due 10/25/33	632	142
Series 2003-52 Class A1 3.413% due 02/19/34	1,724	1,529
Series 2004-12 Class 1M 2.999% due 08/25/34	311	22
Series 2004-16 Class 1A1 (Ê) 0.729% due 09/25/34	1,200	671

	Principal Amount ($) or Shares	Market Value $
Series 2004-22 Class A3 3.505% due 11/25/34	1,929	1,648
Series 2004-HYB Class 1A1 3.189% due 02/20/35	3,273	2,780
Series 2004-HYB Class A2 3.457% due 11/20/34	1,428	1,211
Series 2004-J9 Class 2A1 5.250% due 01/25/35	953	934
Series 2005-11 Class 5A1 (Ê) 0.629% due 03/25/35	41	25
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	364	267
Series 2005-R2 Class 2A4 (Þ) 8.500% due 06/25/35	253	250
Series 2006-1 Class A2 6.000% due 03/25/36	1,385	1,242
Series 2006-1 Class A3 6.000% due 03/25/36	358	75
Series 2006-13 Class 1A23 6.250% due 09/25/36	300	246
Series 2006-20 Class B1 6.000% due 02/25/37	502	—
Series 2006-HYB Class 3A1A 5.937% due 05/20/36	2,236	1,585
Series 2006-R2 Class AF1 (Ê)(Þ) 0.749% due 07/25/36	2,548	2,074
Series 2007-1 Class A1 6.000% due 03/25/37	13,490	11,241
Series 2007-4 Class 1A10 6.000% due 05/25/37	10,900	8,230
Series 2007-9 Class A11 5.750% due 07/25/37	1,900	1,494
Series 2007-HY1 Class 1A2 5.579% due 04/25/37	936	180
Series 2008-2R Class A1 6.000% due 12/25/36	1,498	1,395
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CF2 Class A4 6.505% due 02/15/34	229	231
Series 2001-CK1 Class C 6.730% due 12/18/35	1,083	1,099
Series 2001-CKN Class A4 5.435% due 09/15/34	5,958	6,134
Series 2001-SPG Class A2 (Þ) 6.515% due 08/13/18	995	1,035
Series 2002-30 Class DB1 7.395% due 11/25/32	648	607
Series 2002-CKN Class C1 6.376% due 04/15/37	770	773
Series 2002-CKP Class A3 6.439% due 12/15/35	1,380	1,454
Series 2002-CKS Class B 5.333% due 11/15/36	2,525	2,620
Series 2003-29 Class 5A1 7.000% due 12/25/33	95	97
Series 2004-1 Class 3A1 7.000% due 02/25/34	38	39

Russell Strategic Bond Fund	101

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-14 Class A19 6.000% due 09/25/37	6,338	5,641
Series 2007-18 Class 2A1 6.500% due 11/25/37	2,635	2,242
Series 2004-C1 Class A3 4.321% due 01/15/37	1,800	1,827
Series 2005-9 Class 2A1 5.500% due 10/25/35	5,422	4,742
Series 2005-C6 Class A4 5.230% due 12/15/40	5,410	5,815
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 (Å) 6.500% due 10/25/21	7,814	5,308
Series 2006-C3 Class A3 5.825% due 06/15/38	362	388
Series 2006-C3 Class B 5.825% due 06/15/38	2,153	1,100
Series 2006-C5 Class A3 5.311% due 12/15/39	2,350	2,379
Series 2007-C1 Class A3 5.383% due 02/15/40	5,350	5,107
Series 2007-C2 Class A3 5.542% due 01/15/49	64	62
Series 2007-C5 Class B 6.132% due 09/15/40	2,584	619
Crown Castle Towers LLC Series 2006-1A Class AFX (Þ) 5.245% due 11/15/36	1,875	1,940
Series 2006-1A Class B (Þ) 5.362% due 11/15/36	100	103
Series 2006-1A Class D (Å) 5.772% due 11/15/36	2,125	2,196
Series 2006-1A Class E (Å) 6.065% due 11/15/36	840	868
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	524	491
Series 2005-AR1 Class 2A3 3.069% due 08/25/35	925	478
Series 2007-OA1 Class A1 (Ê) 0.479% due 02/25/47	7,214	3,776
Series 2007-OA2 Class A1 (Ê) 1.172% due 04/25/47	16,048	9,039
DLJ Commercial Mortgage Corp. Series 1999-CG1 Class S 1.600% due 03/10/32	1,750	56
Series 2000-CKP Class A1B 7.180% due 11/10/33	56	56
Downey Savings & Loan Association Mortgage Loan Trust (Ê) Series 2006-AR1 Class 2A1A 1.342% due 04/19/47	1,723	1,096
Fannie Mae
5.190% due 2012	2,511	2,680
5.500% due 2013	5	6
5.500% due 2014	15	16
6.500% due 2015	5	6

	Principal Amount ($) or Shares	Market Value $
5.000% due 2016	152	159
6.000% due 2016	115	125
8.000% due 2016	6	7
11.000% due 2016	42	47
5.000% due 2017	1,676	1,792
6.000% due 2017	248	270
6.500% due 2017	178	194
7.000% due 2017	18	20
8.000% due 2017	26	29
4.000% due 2018	15,488	16,461
4.500% due 2018	2,834	3,036
5.000% due 2018	9,993	10,745
5.500% due 2018	122	132
6.500% due 2018	126	137
7.000% due 2018	74	82
10.000% due 2018	22	25
5.000% due 2019	8,254	8,882
6.000% due 2019	2,978	3,240
6.500% due 2019	64	71
4.000% due 2020	63	63
4.500% due 2020	731	783
5.000% due 2020	320	344
5.500% due 2020	295	321
6.000% due 2020	3,993	4,344
6.500% due 2020	29	32
8.000% due 2020	4	4
5.000% due 2021	14	15
5.500% due 2021	474	513
6.500% due 2022	39	43
5.500% due 2023	3,741	4,064
7.500% due 2024	5	6
8.000% due 2024	50	58
10.000% due 2024	10	11
3.137% due 2025 (Ê)	15	15
7.000% due 2025	2	3
2.673% due 2026 (Ê)	245	256
6.000% due 2026	1,082	1,181
7.000% due 2026	88	99
9.000% due 2026	20	22
6.000% due 2027	3,225	3,513
7.000% due 2027	5	5
7.500% due 2027	16	18
6.500% due 2028	184	207
7.000% due 2028	232	263
5.500% due 2029	1	1
6.500% due 2029	421	471
7.000% due 2029	1,343	1,525
7.500% due 2029	76	88
8.000% due 2029	3	3
8.500% due 2029	2	2
6.500% due 2030	153	171
7.000% due 2030	505	571
7.500% due 2030	301	344
8.000% due 2030	273	311
8.500% due 2030	173	203
9.500% due 2030	81	95
6.500% due 2031	346	387
7.000% due 2031	1,200	1,363

102	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.500% due 2031	391	448
8.000% due 2031	521	602
8.500% due 2031	250	296
6.500% due 2032	1,081	1,206
7.000% due 2032	3,341	3,781
7.500% due 2032	307	350
8.000% due 2032	20	24
8.500% due 2032	32	38
2.333% due 2033 (Ê)	9	9
2.548% due 2033 (Ê)	275	286
2.590% due 2033 (Ê)	472	492
2.592% due 2033 (Ê)	54	56
2.625% due 2033 (Ê)	10	11
2.704% due 2033 (Ê)	1,150	1,199
2.728% due 2033 (Ê)	494	515
2.791% due 2033 (Ê)	1,024	1,066
5.000% due 2033	3,178	3,401
5.500% due 2033	3,718	4,027
6.000% due 2033	544	600
6.500% due 2033	676	753
7.000% due 2033	928	1,041
2.601% due 2034 (Ê)	209	216
2.697% due 2034 (Ê)	1,345	1,392
3.112% due 2034 (Ê)	555	579
3.130% due 2034 (Ê)	1,308	1,356
5.000% due 2034	1,071	1,147
5.500% due 2034	10,704	11,580
6.000% due 2034	1,815	1,995
6.500% due 2034	866	962
7.000% due 2034	334	375
2.313% due 2035 (Ê)	438	452
2.362% due 2035 (Ê)	1,046	1,078
2.619% due 2035 (Ê)	923	963
2.668% due 2035 (Ê)	1,799	1,874
2.684% due 2035 (Ê)	2,808	2,903
2.892% due 2035 (Ê)	790	816
3.303% due 2035 (Ê)	1,101	1,151
3.375% due 2035 (Ê)	1,286	1,322
5.000% due 2035	1,471	1,572
5.024% due 2035 (Ê)	274	292
5.168% due 2035 (Ê)	221	236
5.500% due 2035	187	202
6.000% due 2035	4,316	4,760
6.500% due 2035	64	72
7.000% due 2035	320	359
7.500% due 2035	935	1,069
4.778% due 2036 (Ê)	315	329
5.500% due 2036	7,160	7,704
6.000% due 2036	10,366	11,301
6.304% due 2036 (Ê)	44	48
6.500% due 2036	1,062	1,170
7.000% due 2036	507	566
5.499% due 2037 (Ê)	2,705	2,881
5.500% due 2037	19,886	21,405
6.000% due 2037	3,697	4,027
6.500% due 2037	4,847	5,276
5.000% due 2038	2,397	2,556
5.500% due 2038	2,267	2,445
6.000% due 2038	4,216	4,578

	Principal Amount ($) or Shares	Market Value $
4.500% due 2039	32,694	34,350
5.000% due 2039	49,503	52,940
5.500% due 2039	49	53
6.000% due 2039	3,408	3,747
1.813% due 2040 (Ê)	245	249
4.500% due 2040	7,227	7,595
5.000% due 2040	18,862	20,166
1.620% due 2043 (Ê)	158	159
15 Year TBA (Ï) 3.500%	31,620	32,362
4.000%	20,980	21,940
4.500%	13,865	14,690
5.500%	17,000	18,381
30 Year TBA (Ï) 4.500%	45,910	46,845
5.500%	29,565	31,845
6.500%	10,000	10,943
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	46	13
Series 2000-306 Class IO Interest Only STRIP 8.000% due 05/01/30	49	13
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 12/01/31	75	21
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	26	6
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	1,969	193
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	2,162	347
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	6,313	715
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	6,965	779
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	9,564	1,463
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	1,642	192
Fannie Mae Grantor Trust Series 1999-T2 Class A1 7.500% due 01/19/39	64	72
Series 2000-T6 Class A1 7.500% due 06/25/30	52	60
Series 2001-T8 Class A2 9.500% due 07/25/41	192	229
Series 2002-T19 Class A1 6.500% due 07/25/42	507	565
Series 2003-T4 Class 2A5 5.407% due 09/26/33	710	664
Series 2004-T1 Class 1A2 6.500% due 01/25/44	43	48

Russell Strategic Bond Fund	103

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	214	239
Series 1997-68 Class SC (Ê) Interest Only STRIP 8.125% due 05/18/27	64	14
Series 1999-56 Class Z 7.000% due 12/18/29	888	997
Series 2001-4 Class SA (Ê) 7.209% due 02/17/31	101	12
Series 2003-21 Class M 5.000% due 02/25/17	196	200
Series 2003-25 Class IK Interest Only STRIP 7.000% due 04/25/33	247	49
Series 2003-32 Class FH (Ê) 0.729% due 11/25/22	1,523	1,516
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33	359	52
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33	1,415	302
Series 2003-35 Class FY (Ê) 0.729% due 05/25/18	3,453	3,439
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33	337	51
Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33	327	65
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33	354	53
Series 2003-78 Class FI (Ê) 0.729% due 01/25/33	1,481	1,480
Series 2003-82 Class IA Interest Only STRIP 6.000% due 08/25/32	176	3
Series 2003-122 Class AJ 4.500% due 02/25/28	339	350
Series 2004-21 Class FL (Ê) 0.679% due 11/25/32	858	857
Series 2004-70 Class EB 5.000% due 10/25/24	3,450	3,728
Series 2005-65 Class FP (Ê) 0.579% due 08/25/35	26	26
Series 2005-69 Class IO (Ê) Zero coupon due 08/25/35	5	—
Series 2005-79 Class FC (Ê) 0.629% due 02/25/22	518	518
Series 2005-110 Class MB 5.500% due 09/25/35	1,663	1,830
Series 2006-5 Class 3A2 (Ê) 2.845% due 05/25/35	276	292
Series 2006-22 Class CE 4.500% due 08/25/23	1,895	2,025

	Principal Amount ($) or Shares	Market Value $
Series 2006-48 Class LG Zero coupon due 06/25/36	274	273
Series 2006-118 Class A1 (Ê) 0.389% due 12/25/36	221	217
Series 2006-118 Class A2 (Ê) 0.389% due 12/25/36	783	769
Series 2007-27 Class XA (Ê)(Å) 1.000% due 05/25/35	7	7
Series 2007-39 Class EF (Ê) 0.579% due 05/25/37	1,522	1,495
Series 2007-42 Class LF (Ê)(Å) 1.000% due 05/25/37	45	45
Series 2007-56 Class GY (Ê)(Å) 1.000% due 06/25/37	14	13
Series 2007-73 Class A1 (Ê) 0.389% due 07/25/37	2,106	2,106
Series 2009-39 Class LB 4.500% due 06/25/29	1,964	2,068
Series 2009-69 Class MB 4.000% due 09/25/29	5,310	5,466
Series 2009-70 Class PS (Ê) Interest Only STRIP 6.421% due 01/25/37	46,104	6,938
Series 2009-71 Class MB 4.500% due 09/25/24	2,970	3,132
Series 2009-89 Class A1 5.410% due 05/25/35	3,466	3,700
Series 2009-96 Class DB 4.000% due 11/25/29	8,343	8,587
Series 2010-85 Class NJ 4.500% due 08/25/40	8,250	8,856
Fannie Mae Whole Loan Series 2003-W1 Class 2A 7.500% due 12/25/42	102	120
Series 2003-W4 Class 4A 7.500% due 10/25/42	48	56
Series 2003-W17 Class 1A6 5.310% due 08/25/33	5,784	6,232
Series 2004-W9 Class 2A1 6.500% due 02/25/44	302	335
Series 2004-W11 Class 1A2 6.500% due 05/25/44	589	662
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	355	403
FDIC Structured Sale Guaranteed Notes (Þ) Series 2010-L2A Class A 3.000% due 09/30/19	11,091	11,287
Series 2010-S1 Class 1A (Ê) 0.866% due 02/25/48	8,946	8,974
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2010-K00 Class A2 4.251% due 01/25/20	9,755	10,303

104	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	80	97
Series 2003-58 Class 2A 6.500% due 09/25/43	280	311
Series 2005-63 Class 1A1 (Ê) 1.613% due 02/25/45	119	120
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 2.319% due 09/25/34	355	313
Series 2005-AA2 Class 1A1 (Ê) 2.291% due 03/25/35	177	144
Series 2005-AA5 Class 1A1 (Ê) 2.330% due 07/25/35	236	160
Series 2006-FA3 Class A6 6.000% due 07/25/36	1,115	928
First Horizon Asset Securities, Inc. Series 2003-5 Class 1A17 8.000% due 07/25/33	70	70
Series 2004-AR5 Class 4A1 (Ê) 5.640% due 10/25/34	334	330
Series 2005-AR3 Class 2A1 (Ê) 3.006% due 08/25/35	635	608
Series 2005-AR5 Class 3A1 (Ê) 5.561% due 10/25/35	615	578
Series 2006-AR4 Class 1A3 (Ê) 5.451% due 01/25/37	114	29
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	1,315	1,405
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class A2 6.136% due 03/15/33	309	311
Four Times Square Trust Series 2006-4TS Class A 5.401% due 12/13/28	1,868	1,994
Freddie Mac 5.500% due 2013	—	1
12.000% due 2013	4	4
12.000% due 2014	7	7
11.000% due 2015	5	5
5.500% due 2016	11	12
6.000% due 2016	63	68
10.000% due 2016	39	44
5.500% due 2017	107	116
8.500% due 2017	23	25
10.500% due 2017	6	7
4.500% due 2018	59	63
5.000% due 2018	2,550	2,743
5.500% due 2018	37	40
4.500% due 2019	—	—
5.000% due 2019	3,803	4,093

	Principal Amount ($) or Shares	Market Value $
5.500% due 2019	108	117
5.500% due 2020	4,932	5,347
8.000% due 2020	78	90
10.000% due 2020	20	23
11.000% due 2020	25	30
5.000% due 2021	798	859
10.500% due 2021	12	14
6.500% due 2025	4	4
8.500% due 2025	23	26
2.814% due 2027 (Ê)	18	18
7.000% due 2027	129	147
8.500% due 2027	149	174
2.769% due 2028 (Ê)	18	19
3.047% due 2028 (Ê)	14	15
7.500% due 2028	31	36
6.500% due 2029	80	88
7.500% due 2029	51	59
3.017% due 2030 (Ê)	27	28
6.500% due 2030	3	4
7.000% due 2030	33	36
7.500% due 2030	241	275
8.000% due 2030	40	46
8.500% due 2030	64	75
6.500% due 2031	628	698
7.000% due 2031	314	357
7.500% due 2031	77	87
8.000% due 2031	209	241
7.000% due 2032	138	157
7.500% due 2032	114	131
2.741% due 2033 (Ê)	387	400
3.351% due 2033 (Ê)	66	69
5.000% due 2033	732	783
5.500% due 2033	2,592	2,804
6.000% due 2033	63	70
6.500% due 2033	233	259
7.500% due 2033	62	71
2.374% due 2034 (Ê)	508	520
3.078% due 2034 (Ê)	657	686
3.417% due 2034 (Ê)	1,547	1,612
5.500% due 2034	977	1,057
6.000% due 2034	87	95
3.081% due 2035 (Ê)	1,420	1,473
4.735% due 2035 (Ê)	2,414	2,510
4.994% due 2035 (Ê)	314	331
5.000% due 2035	283	302
6.000% due 2035	477	525
5.500% due 2036	494	534
5.777% due 2036 (Ê)	781	827
5.915% due 2036 (Ê)	1,637	1,730
5.965% due 2036 (Ê)	890	948
6.000% due 2036	196	215
5.427% due 2037 (Ê)	1,204	1,283
5.500% due 2037	1,896	2,036
5.584% due 2037 (Ê)	668	710
5.665% due 2037 (Ê)	5,171	5,518
5.729% due 2037 (Ê)	2,075	2,213
5.748% due 2037 (Ê)	1,615	1,720

Russell Strategic Bond Fund	105

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.828% due 2037 (Ê)	1,560	1,663
5.840% due 2037 (Ê)	375	399
5.947% due 2037 (Ê)	907	967
6.000% due 2037	9,628	10,471
5.000% due 2038	667	711
5.500% due 2038	81,832	88,207
6.000% due 2038	74,094	80,557
6.500% due 2038	918	1,007
4.500% due 2039	29,236	30,594
5.000% due 2039	49,513	52,807
6.000% due 2039	103	111
4.500% due 2040	15,548	16,265
5.000% due 2040	8,549	9,119
30 Year TBA (Ï) 4.500%	13,000	13,196
5.500%	11,300	12,154
6.000%	20,000	21,666
Freddie Mac Reference REMIC Series 2006-R00 Class AK 5.750% due 12/15/18	981	1,038
Freddie Mac REMICS Series 1991-103 Class Z 9.000% due 02/15/21	48	48
Series 1994-173 Class Z 7.000% due 05/15/24	284	322
Series 1999-212 Class SG (Ê) Interest Only STRIP 6.625% due 06/17/27	1,072	200
Series 2000-224 Class SC (Ê) Interest Only STRIP 7.159% due 08/15/30	35	5
Series 2000-226 Class F (Ê) 0.791% due 11/15/30	56	56
Series 2001-229 Class KF (Ê) 0.579% due 07/25/22	857	855
Series 2002-246 Class SJ (Ê) Interest Only STRIP 7.659% due 03/15/32	135	23
Series 2003-256 Class FJ (Ê) 0.741% due 02/15/33	1,082	1,082
Series 2003-258 Class DG 5.000% due 03/15/32	3,549	3,719
Series 2003-259 Class IQ Interest Only STRIP 5.000% due 06/15/17	418	10
Series 2003-261 Class UI Interest Only STRIP 6.500% due 05/15/33	52	9
Series 2003-262 Class QH 5.000% due 05/15/33	1,615	1,681
5.000% due 06/15/33	1,655	1,825
Series 2003-264 Class IM Interest Only STRIP 7.000% due 07/15/33	308	62
Series 2003-266 Class MA 4.500% due 10/15/31	720	758
Series 2003-269 Class LG 4.500% due 10/15/23	1,445	1,575

	Principal Amount ($) or Shares	Market Value $
Series 2003-272 Class TA 4.500% due 12/15/33	1,300	1,309
Series 2004-275 Class FM (Ê) 0.691% due 12/15/30	121	121
Series 2004-277 Class UF (Ê) 0.641% due 06/15/33	1,392	1,391
Series 2004-281 Class DF (Ê) 0.791% due 06/15/23	441	440
Series 2005-294 Class FA (Ê) 0.511% due 03/15/20	848	839
Series 2005-299 Class KF (Ê) 0.741% due 06/15/35	206	206
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	1,018	33
Series 2005-303 Class XA (Ê)(Å) 1.000% due 09/15/35	148	145
Series 2005-305 Class JF (Ê) 0.641% due 10/15/35	157	157
Series 2006-312 Class HT 5.000% due 03/15/26	3,916	4,227
Series 2006-314 Class LF (Ê) 0.641% due 05/15/36	422	421
Series 2006-315 Class EQ 5.000% due 05/15/26	1,920	2,060
Series 2007-327 Class SX (Ê)(Å) Zero coupon due 07/15/36	41	40
Series 2007-327 Class UF (Ê)(Å) 1.000% due 02/15/37	73	72
Series 2007-327 Class WF (Ê)(Å) 1.000% due 09/15/36	24	24
Series 2007-330 Class GL (Ê)(Å) 21.257% due 04/15/37	66	67
Series 2007-333 Class BF (Ê) 0.491% due 07/15/19	1,974	1,963
Series 2007-333 Class FT (Ê) 0.491% due 08/15/19	4,581	4,553
Series 2009-354 Class CD 2.000% due 06/15/14	12,132	12,224
Series 2009-355 Class G 4.000% due 08/15/24	150	155
Series 2009-356 Class LB 4.000% due 08/15/29	3,828	3,850
Series 2010-362 Class EL 4.000% due 01/15/30	2,930	2,991
Series 2010-364 Class JA 1.500% due 03/15/15	14,752	14,871
Series 2010-365 Class B 4.500% due 04/15/30	5,760	6,112
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	41	10
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	169	35

106	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	203	36
Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/01/31	118	31
Series 2008-256 Class 56 (Å) Interest Only STRIP 4.500% due 05/15/23	19,462	1,984
GE Capital Commercial Mortgage Corp. Series 2001-1 Class B 6.719% due 05/15/33	1,711	1,752
Series 2001-1 Class C 6.971% due 05/15/33	735	754
Series 2001-1 Class D 7.108% due 05/15/33	2,635	2,704
Series 2002-1A Class A3 6.269% due 12/10/35	645	682
Series 2002-3A Class A1 4.229% due 12/10/37	1,491	1,504
Series 2003-C2 Class A4 5.145% due 07/10/37	20	22
Series 2003-C2 Class F (Þ) 5.704% due 07/10/37	600	604
Series 2004-C2 Class A2 4.119% due 03/10/40	17	17
Series 2005-C1 Class A2 4.353% due 06/10/48	10	10
Series 2005-C3 Class A4 5.046% due 07/10/45	325	325
Series 2005-C4 Class A4 5.336% due 11/10/45	95	103
Ginnie Mae I 11.000% due 2013	4	4
10.500% due 2015	31	33
11.000% due 2015	1	1
7.000% due 2016	4	5
10.500% due 2016	39	40
11.000% due 2020	20	21
10.500% due 2021	39	45
8.000% due 2022	13	15
10.000% due 2022	60	67
7.500% due 2024	20	24
8.000% due 2025	10	11
10.000% due 2025	47	55
8.000% due 2030	198	231
7.500% due 2031	48	55
8.000% due 2031	2	2
7.500% due 2032	14	16
8.000% due 2032	12	14
6.500% due 2037	16,335	18,026
6.500% due 2038	14,301	15,781
4.500% due 2039	47,649	50,347
5.000% due 2039	8,658	9,336
6.500% due 2039	7,006	7,732
30 Year TBA (Ï) 4.500%	58,255	61,423
6.000%	3,000	3,273

	Principal Amount ($) or Shares	Market Value $
Ginnie Mae II 3.125% due 2023 (Ê)	228	234
3.375% due 2023 (Ê)	152	156
3.625% due 2023 (Ê)	25	26
3.125% due 2024 (Ê)	191	196
3.625% due 2024 (Ê)	162	166
3.125% due 2025 (Ê)	9	9
3.375% due 2025 (Ê)	166	169
3.625% due 2025 (Ê)	8	9
4.375% due 2025 (Ê)	107	110
3.125% due 2026 (Ê)	79	81
8.500% due 2026	26	30
3.125% due 2027 (Ê)	5	5
3.375% due 2027 (Ê)	112	114
3.625% due 2027 (Ê)	151	156
3.375% due 2028 (Ê)	2	2
3.125% due 2029 (Ê)	191	197
4.375% due 2030 (Ê)	72	75
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class B 6.670% due 04/15/34	985	1,008
Series 2003-C3 Class A4 5.023% due 04/10/40	218	233
Series 2004-C3 Class A4 4.547% due 12/10/41	1,525	1,551
GMAC Mortgage Corp. Loan Trust Series 2004-JR1 Class A6 (Ê) 0.779% due 12/25/33	571	555
Series 2005-AR2 Class 4A (Ê) 5.030% due 05/25/35	6,947	6,155
Series 2005-AR6 Class 3A1 5.223% due 11/19/35	2,631	2,237
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	1,323	1,471
Series 1999-27 Class SE (Ê) Interest Only STRIP 8.259% due 08/16/29	144	32
Series 1999-40 Class FE (Ê) 0.891% due 11/16/29	651	653
Series 1999-44 Class SA (Ê) Interest Only STRIP 8.209% due 12/16/29	209	46
Series 2000-29 Class S (Ê) 8.162% due 09/20/30	21	5
Interest Only STRIP
Series 2001-46 Class SA (Ê) 7.239% due 09/16/31	19	3
Series 2002-27 Class SA (Ê) 7.659% due 05/16/32	31	7
Interest Only STRIP
Series 2009-69 Class CN 5.000% due 11/20/38	1,140	1,147
Series 2009-93 Class D 5.000% due 10/20/39	3,500	3,563
Series 2009-93 Class DM 5.500% due 04/16/39	3,148	3,452

Russell Strategic Bond Fund	107

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2010-14 Class A 4.500% due 06/16/39	3,419	3,618
Series 2010-57 Class WS (Ê) Interest Only STRIP 6.259% due 03/16/38	8,896	1,437
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR6 Class A1A 0.409% due 10/25/46	449	408
Series 2006-AR8 Class 1A1A 0.409% due 01/25/47	263	243
Series 2007-AR3 Class A1 0.549% due 06/25/37	4,903	2,944
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 2.981% due 10/25/33	1,012	845
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 5.317% due 06/10/36	6,065	6,569
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	105
Series 2005-GG5 Class A41 5.243% due 04/10/37	3,720	3,900
Series 2006-GG7 Class A4 5.888% due 07/10/38	10,790	11,647
Series 2006-GG7 Class AM 5.888% due 07/10/38	8,300	7,302
Series 2007-GG1 Class A2 5.597% due 12/10/49	1,605	1,689
Series 2007-GG9 Class A4 5.444% due 03/10/39	20,110	20,643
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3 4.602% due 08/10/38	304	306
Series 2006-GG6 Class A4 5.553% due 04/10/38	5,030	5,333
Series 2006-GG8 Class AAB 5.535% due 11/10/39	2,735	2,964
Series 2007-EOP Class A1 (Ê)(Þ) 0.438% due 03/06/20	2,329	2,252
GSMPS Mortgage Loan Trust (Þ) Series 1998-1 Class A 8.000% due 09/19/27	119	123
Series 1998-3 Class A 7.750% due 09/19/27	121	121
Series 1999-3 Class A 8.000% due 08/19/29	296	298
Series 2005-RP1 Class 1A3 8.000% due 01/25/35	1,211	1,183
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	863	841
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	710	669
Series 2006-RP1 Class 1A3 8.000% due 01/25/36	465	454

	Principal Amount ($) or Shares	Market Value $
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.576% due 06/25/34	398	363
Series 2004-11 Class 1A1 3.238% due 09/25/34	313	257
Series 2004-12 Class 2A3 3.591% due 12/25/34	305	241
Series 2005-6F Class 1A6 5.250% due 07/25/35	4,517	4,145
Series 2005-AR6 Class 2A1 (Ê) 2.943% due 09/25/35	3,317	3,124
Series 2005-AR7 Class 6A1 5.207% due 11/25/35	2,263	2,121
Series 2006-1F Class 5A2 6.000% due 02/25/36	615	160
Series 2006-2F Class 2A17 5.750% due 02/25/36	3,700	2,987
Series 2006-3F Class 2A3 5.750% due 03/25/36	5,266	4,555
Series 2007-AR1 Class 1A1 3.481% due 03/25/37	16,228	10,115
Series 2007-AR1 Class B1 5.433% due 03/25/37	1,284	22
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A (Ê) 0.561% due 05/19/35	179	107
Series 2005-4 Class 3A1 2.960% due 07/19/35	1,636	1,302
Series 2005-5 Class 2A1B (Ê) 0.631% due 07/19/45	310	93
Series 2005-10 Class 2A1A (Ê) 0.651% due 11/19/35	2,078	1,311
Series 2005-10 Class 2A1B (Ê) 0.721% due 11/19/35	756	266
Series 2005-14 Class 3A1A 4.911% due 12/19/35	530	394
Series 2005-15 Class 2A11 (Ê) 0.608% due 10/20/45	1,095	639
Series 2005-16 Class 2A1A (Ê) 0.581% due 01/19/36	433	243
Series 2005-16 Class 3A1B (Ê) 0.681% due 01/19/36	881	237
Series 2006-10 Class 2A1A (Ê) 0.521% due 11/19/36	2,277	1,289
Series 2006-10 Class 2A1B (Ê) 0.581% due 11/19/36	2,044	508
Series 2006-12 Class 2A2B (Ê) 0.591% due 01/19/38	4,609	1,233
Series 2006-14 Class 2A1B (Ê) 0.541% due 01/25/47	1,551	386
Series 2007-1 Class 2A1A (Ê) 0.471% due 04/19/38	1,552	828
Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 0.649% due 03/25/36	813	436

108	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Indymac Index Mortgage Loan Trust Series 2004-AR1 Class 2A 2.784% due 12/25/34	107	79
Series 2005-AR1 Class 1A1 2.695% due 08/25/35	3,727	2,036
Series 2005-AR2 Class 1A21 5.493% due 12/25/35	847	631
Series 2005-AR3 Class 1A1 2.729% due 01/25/36	1,004	615
Series 2006-AR1 Class 1A1A (Ê) 0.419% due 11/25/46	23	23
Series 2006-AR2 Class A2 (Ê) 0.409% due 11/25/36	637	310
Series 2006-AR3 Class 2A1A (Ê) 0.499% due 01/25/37	7,269	3,792
Series 2006-AR4 Class A1B (Ê) 0.629% due 05/25/46	4,701	919
Series 2006-AR8 Class A2A3 (Ê) 0.449% due 07/25/46	678	673
Series 2007-AR5 Class 1A1 5.343% due 05/25/37	8,650	4,317
JPMorgan Alternative Loan Trust Series 2006-A4 Class A7 6.300% due 09/25/36	15,975	7,833
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A2 6.044% due 11/15/35	258	260
Series 2001-CIB Class C 6.633% due 03/15/33	1,380	1,393
Series 2001-CIB Class D 6.751% due 03/15/33	140	141
Series 2002-C2 Class A2 5.050% due 12/12/34	12,000	12,721
Series 2002-C2 Class B 5.211% due 12/12/34	120	125
Series 2003-C1 Class A2 4.985% due 01/12/37	3,650	3,875
Series 2004-LN2 Class A1 4.475% due 07/15/41	3,385	3,474
Series 2005-LDP Class A3A1 4.871% due 10/15/42	4,125	4,179
Series 2005-LDP Class A4 4.918% due 10/15/42	1,595	1,697
Series 2006-CB1 Class A4 5.814% due 06/12/43	2,970	3,146
5.552% due 05/12/45	3,960	4,188
Series 2006-LDP Class A3 5.336% due 05/15/47	1,916	1,966
Series 2006-LDP Class A3B 5.447% due 05/15/45	3,675	3,912
Series 2006-LDP Class A4 5.475% due 04/15/43	90	95
5.874% due 04/15/45	5,405	5,882
5.399% due 05/15/45	3,705	3,943
Series 2006-LDP Class AJ 5.874% due 04/15/45	2,720	2,077

	Principal Amount ($) or Shares	Market Value $
Series 2007-CB1 Class A4 5.440% due 06/12/47	7,000	7,182
Series 2007-CB2 Class A4 5.794% due 02/12/51	6,400	6,660
Series 2007-CB2 Class AJ 6.096% due 02/12/51	1,700	1,160
Series 2007-LD1 Class A4 5.882% due 02/15/51	400	411
Series 2007-LDP Class A3 5.420% due 01/15/49	200	200
Series 2009-IWS Class A1 (Þ) 4.314% due 12/05/27	2,769	2,964
Series 2009-IWS Class A2 (Þ) 5.633% due 12/05/27	4,780	5,305
Series 2010-C1 Class A1 (Þ) 3.853% due 06/15/43	5,466	5,675
Series 2010-C1 Class A3 (Þ) 5.058% due 06/15/43	2,500	2,651
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.016% due 02/25/35	581	585
Series 2005-A4 Class 1A1 5.384% due 07/25/35	1,551	1,513
Series 2005-A4 Class 2A1 2.901% due 07/25/35	4,260	3,795
Series 2005-A6 Class 1A2 5.151% due 09/25/35	2,650	2,223
Series 2005-A8 Class 1A1 5.408% due 11/25/35	5,246	4,731
Series 2005-S3 Class 1A2 5.750% due 01/25/36	313	275
Series 2006-A2 Class 2A1 5.750% due 04/25/36	349	323
Series 2006-A3 Class 2A3 5.540% due 05/25/36	845	549
Series 2006-A6 Class 1A2 5.898% due 10/25/36	281	249
Series 2006-S4 Class A6 6.000% due 01/25/37	128	124
Series 2007-A1 Class 1A1 (Ê) 3.011% due 07/25/35	500	474
Series 2007-A1 Class 5A2 (Ê) 3.384% due 07/25/35	859	804
Series 2007-A1 Class B1 3.829% due 07/25/35	154	17
Series 2007-A4 Class 3A1 5.874% due 06/25/37	26,646	23,113
Series 2007-A4 Class 3A3 5.874% due 06/25/37	6,027	5,478
Series 2007-S3 Class 1A74 6.000% due 08/25/37	2,410	1,835
Series 2007-S3 Class 1A8 6.000% due 08/25/37	12,920	11,589
LB-UBS Commercial Mortgage Trust Series 2000-C5 Class A2 6.510% due 12/15/26	206	207
Series 2001-C2 Class A2 6.653% due 11/15/27	14,021	14,314

Russell Strategic Bond Fund	109

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2002-C2 Class F 5.794% due 07/15/35	939	956
Series 2002-C2 Class G 5.873% due 07/15/35	1,433	1,424
Series 2002-C4 Class A5 4.853% due 09/15/31	1,000	1,055
Series 2003-C8 Class A2 4.207% due 11/15/27	67	67
Series 2004-C4 Class A2 4.567% due 06/15/29	664	672
Series 2006-C1 Class A4 5.156% due 02/15/31	9,732	10,370
Series 2006-C3 Class A4 5.661% due 03/15/39	3,130	3,317
Series 2006-C4 Class A4 5.882% due 06/15/38	2,975	3,191
Series 2007-C1 Class A3 5.398% due 02/15/40	3,355	3,607
Series 2007-C1 Class A4 5.424% due 02/15/40	8,205	8,438
Series 2007-C6 Class A4 5.858% due 07/15/40	3,990	3,989
Series 2007-C7 Class A3 5.866% due 09/15/45	7,820	8,048
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	733	672
Series 2006-8 Class 2A1 (Ê) 0.749% due 12/25/36	8,262	4,212
Series 2007-8 Class 3A1 7.250% due 09/25/37	14,277	7,906
Lehman XS Trust (Ê) Series 2007-7N Class 1A2 0.569% due 06/25/47	9,865	4,615
Luminent Mortgage Trust (Ê) Series 2006-2 Class A1A 0.529% due 02/25/46	3,071	1,605
Series 2006-6 Class A1 0.529% due 10/25/46	1,218	665
Mastr Specialized Loan Trust (Þ) Series 2005-2 Class A2 5.006% due 07/25/35	466	447
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 3.327% due 10/25/34	9	4
Series 2005-1 Class B1 3.450% due 03/25/35	1,131	115
Series 2005-6 Class 7A1 5.341% due 06/25/35	534	466
Series 2005-7 Class 2A2 2.847% due 09/25/35	1,767	381
Series 2006-1 Class I2A3 (Ê) 1.142% due 01/25/47	3,527	1,607
Series 2006-2 Class 3A1 4.420% due 01/25/36	390	329
Series 2006-2 Class 4A1 4.984% due 02/25/36	3,531	3,349

	Principal Amount ($) or Shares	Market Value $
Series 2006-OA2 Class 4A1B (Ê) 1.602% due 12/25/46	12,354	4,216
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.727% due 06/25/33	1,449	987
Series 2003-6 Class 3A1 8.000% due 09/25/33	57	57
Series 2004-10 Class 5A6 5.750% due 09/25/34	2,130	2,058
Mastr Asset Securitization Trust Series 2003-7 Class 4A35 (Ê) 0.729% due 09/25/33	770	737
Series 2003-11 Class 6A8 (Ê) 0.829% due 12/25/33	1,678	1,551
Series 2004-4 Class 2A2 (Ê) 0.779% due 04/25/34	271	254
Series 2005-2 Class 1A1 5.250% due 11/25/35	769	707
Mastr Reperforming Loan Trust (Þ) Series 2005-1 Class 1A5 8.000% due 08/25/34	773	770
Series 2005-2 Class 1A4 8.000% due 05/25/35	1,292	1,256
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.821% due 06/15/30	689	595
Merrill Lynch Alternative Note Asset (Ê) Series 2007-OAR Class A1 0.519% due 07/25/47	326	179
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 0.411% due 06/15/22	2,316	2,147
Series 2008-LAQ Class A1 0.883% due 07/09/21	4,799	4,432
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.539% due 02/25/36	613	466
Merrill Lynch Mortgage Trust Series 2002-MW1 Class J (Þ) 5.695% due 07/12/34	740	353
Series 2004-MKB Class A2 4.353% due 02/12/42	798	803
Series 2005-CIP Class A2 4.960% due 07/12/38	57	59
Series 2005-CIP Class AM 5.107% due 07/12/38	2,485	2,348
Series 2006-C1 Class A4 5.655% due 05/12/39	50	55
Series 2006-C1 Class ASB 5.655% due 05/12/39	240	257
Series 2008-C1 Class A4 5.690% due 02/12/51	5,263	5,433
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 Class A4 5.378% due 08/12/48	1,880	1,781
Series 2007-6 Class A4 5.485% due 03/12/51	900	878

110	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-7 Class A4 5.749% due 06/12/50	4,195	4,147
Series 2007-8 Class A3 5.956% due 08/12/49	1,100	1,160
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 1.461% due 04/25/29	209	174
Series 2005-2 Class 3A 1.329% due 10/25/35	232	193
Series 2005-3 Class 5A 0.579% due 11/25/35	1,114	962
Morgan Stanley Capital I Series 1998-HF2 Class G (Þ) 6.010% due 11/15/30	2,950	2,943
Series 1999-FNV Class G (Þ) 6.120% due 03/15/31	150	155
Series 2004-IQ8 Class A3 4.500% due 06/15/40	13	13
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	4,115	4,357
Series 2005-IQ9 Class A5 4.700% due 07/15/56	820	862
Series 2006-HQ1 Class A4 5.328% due 11/12/41	1,975	2,090
Series 2006-HQ9 Class A4 5.731% due 07/12/44	4,089	4,483
Series 2006-IQ1 Class A4 5.769% due 10/15/42	10,000	10,969
Series 2006-T23 Class A1 5.682% due 08/12/41	21	21
Series 2007-HQ1 Class A3 5.569% due 12/15/44	2,015	1,918
Series 2007-IQ1 Class A4 5.364% due 03/15/44	4,921	4,978
5.692% due 04/15/49	1,950	1,948
5.809% due 12/12/49	8,460	8,772
Series 2007-IQ1 Class AM 5.406% due 03/15/44	3,000	2,482
Morgan Stanley Dean Witter Capital I Series 2001-FRM Class E (Þ) 6.691% due 07/12/16	795	810
Series 2001-PGM Class G (Þ) 7.443% due 03/11/16	100	104
Series 2001-TOP Class C 6.790% due 07/15/33	840	877
Series 2001-TOP Class E (Þ) 7.336% due 02/15/33	380	373
Series 2002-TOP Class B 6.080% due 01/15/39	500	529
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	2,558	2,015
Morgan Stanley Reremic Trust (Þ) Series 2009-GG1 Class A4A 5.808% due 08/12/45	400	429
MortgageIT Trust (Ê) Series 2006-1 Class 2A1B 0.609% due 04/25/36	3,244	841

	Principal Amount ($) or Shares	Market Value $
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	1,037	949
OBP Depositor LLC Trust (Þ) Series 2010-OBP Class A 4.646% due 07/15/45	3,810	3,964
PHH Alternative Mortgage Trust (Ê) Series 2007-3 Class A1 0.439% due 07/25/37	2,491	2,190
Prime Mortgage Trust Series 2004-CL1 Class 1A1 6.000% due 02/25/34	204	211
Series 2004-CL1 Class 1A2 (Ê) 0.729% due 02/25/34	94	85
Series 2004-CL1 Class 2A2 (Ê) 0.729% due 02/25/19	18	17
RBSCF Trust (Þ) Series 2010-MB1 Class A2 3.686% due 04/15/24	5,725	5,930
RESI Finance, LP (Ê)(Þ) Series 2007-B Class B5 1.441% due 04/15/39	2,750	26
Residential Accredit Loans, Inc. Series 2003-QS1 Class A12 (Ê) 7.721% due 05/25/33	4,510	886
Series 2004-QS5 Class A1 4.600% due 04/25/34	852	833
Series 2004-QS5 Class A6 (Ê) 0.929% due 04/25/34	290	265
Series 2004-QS8 Class A4 (Ê) 0.729% due 06/25/34	1,349	1,180
Series 2005-QA1 Class A41 5.671% due 09/25/35	1,229	849
Series 2005-QA8 Class NB3 5.474% due 07/25/35	1,549	1,063
Series 2005-QO4 Class 2A1 (Ê) 0.609% due 12/25/45	1,959	1,090
Series 2005-QS1 Class 2A1 6.000% due 09/25/35	4,013	2,954
Series 2005-QS1 Class 2A3 5.750% due 09/25/35	8,917	6,759
Series 2005-QS7 Class A1 5.500% due 06/25/35	631	537
Series 2006-QO1 Class 1A1 (Ê) 0.589% due 02/25/46	426	171
Series 2006-QO1 Class 2A1 (Ê) 0.599% due 02/25/46	519	200
Series 2006-QO1 Class A1 (Ê) 0.489% due 01/25/37	622	356
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	2,473	1,736
Series 2007-QH9 Class A1 6.424% due 11/25/37	8,017	3,688
Series 2007-QO4 Class A1 (Ê) 0.529% due 05/25/47	24,364	12,786
Series 2007-QS6 Class A1 (Ê) 0.659% due 04/25/37	14,437	6,424

Russell Strategic Bond Fund	111

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Residential Asset Mortgage Products, Inc. Series 2004-SL1 Class A3 7.000% due 11/25/31	18	17
Series 2004-SL4 Class A3 6.500% due 07/25/32	235	244
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.779% due 02/25/34	1,730	1,530
Series 2005-A14 Class A5 5.500% due 12/25/35	4,092	3,255
Series 2006-A9C Class A6 6.000% due 09/25/36	3,279	1,751
Series 2006-A11 Class 1A4 6.250% due 10/25/36	534	302
Series 2007-A5 Class 2A3 6.000% due 05/25/37	1,389	1,071
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 (Ê) 0.779% due 11/25/18	640	635
Series 2003-S14 Class A5 (Ê) 0.729% due 07/25/18	1,409	1,223
Series 2005-SA4 Class 1A21 4.691% due 09/25/35	1,901	1,358
Series 2005-SA4 Class 2A1 4.540% due 09/25/35	2,800	2,151
Series 2006-S10 Class 1A7 6.000% due 10/25/36	3,000	2,479
Series 2006-SA3 Class 3A1 6.039% due 09/25/36	1,245	945
Series 2006-SA4 Class 2A1 6.107% due 11/25/36	788	601
Series 2007-S5 Class A9 6.000% due 05/25/37	875	176
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C1 Class C 6.729% due 12/18/35	105	107
Series 2001-C2 Class C 6.842% due 11/13/36	1,600	1,655
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 0.908% due 05/20/34	1,788	1,380
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 Class 3A2 2.528% due 09/25/34	883	747
Series 2004-16 Class 3A1 2.622% due 11/25/34	4,096	3,570
Series 2004-18 Class 5A 5.500% due 12/25/34	445	402
Series 2004-20 Class 3A1 2.651% due 01/25/35	1,977	1,518
Series 2005-17 Class 3A1 3.337% due 08/25/35	44	35
Series 2005-19X Class 1A1 (Ê) 0.649% due 10/25/35	549	357
Series 2005-22 Class 4A2 5.304% due 12/25/35	141	22

	Principal Amount ($) or Shares	Market Value $
Series 2006-1 Class 2A3 5.632% due 02/25/36	1,229	114
Series 2006-5 Class 5A4 5.473% due 06/25/36	303	57
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A3 0.591% due 07/19/35	329	296
Series 2005-AR8 Class A2 1.882% due 02/25/36	2,840	1,615
Series 2006-AR2 Class A2 0.639% due 02/25/36	292	93
Series 2006-AR6 Class 1A3 0.519% due 07/25/46	1,419	739
Series 2006-AR7 Class A12 0.579% due 08/25/36	4,717	1,133
Series 2007-AR1 Class 1A2 0.529% due 01/25/37	4,851	1,264
Series 2007-AR4 Class A4A 0.509% due 09/25/47	6,113	3,264
Structured Asset Securities Corp. Series 2003-26A Class 3A5 2.527% due 09/25/33	2,474	2,225
Series 2004-12H Class 1A 6.000% due 05/25/34	282	269
Series 2005-6 Class B2 5.293% due 05/25/35	364	19
Series 2005-14 Class 1A4 (Ê) 23.061% due 07/25/35	1,441	1,672
Suntrust Adjustable Rate Mortgage Loan Trust (Ê) Series 2007-2 Class 3A3 5.673% due 04/25/37	13,684	11,176
Suntrust Alternative Loan Trust (Ê) Series 2006-1F Class 3A 0.679% due 04/25/36	1,163	339
Thornburg Mortgage Securities Trust (Ê) Series 2003-2 Class A1 1.009% due 04/25/43	744	688
Series 2006-5 Class A1 0.449% due 10/25/46	3,962	3,872
Series 2006-6 Class A1 0.439% due 11/25/46	1,082	1,044
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class A2 4.368% due 08/15/41	4,814	4,960
Series 2005-C16 Class A2 4.380% due 10/15/41	1,436	1,470
Series 2005-C20 Class A4 5.244% due 07/15/42	718	718
Series 2005-C20 Class A5 5.087% due 07/15/42	60	62
Series 2006-C28 Class A4 5.572% due 10/15/48	120	124
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	814
Series 2006-WL7 Class A1 (Ê)(Þ) 0.431% due 09/15/21	9,357	8,521

112	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-C31 Class A4 5.509% due 04/15/47	684	652
Series 2007-C32 Class A2 5.735% due 06/15/49	2,530	2,630
Series 2007-WHL Class A1 (Ê)(Þ) 0.421% due 06/15/20	3,222	2,738
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	1,190	925
Series 2006-1 Class 4CB 6.500% due 02/25/36	13,453	8,144
Series 2006-5 Class 3A2 6.000% due 07/25/36	466	312
Series 2006-AR2 Class A1A (Ê) 1.342% due 04/25/46	1,466	765
Series 2006-AR6 Class 1A (Ê) 0.519% due 07/25/46	715	373
Series 2006-AR8 Class 2A (Ê) 1.252% due 10/25/46	2,473	1,111
Series 2006-AR9 Class 2A (Ê) 1.242% due 11/25/46	2,828	1,271
Series 2007-OA1 Class 2A (Ê) 1.122% due 12/25/46	19,490	7,715
Series 2007-OA1 Class CA1C (Ê) 0.569% due 12/25/46	2,050	51
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A (Ê) 1.813% due 08/25/42	164	143
Series 2003-S9 Class A2 (Ê) 0.879% due 10/25/33	1,132	1,118
Series 2004-AR1 Class A 2.784% due 03/25/34	173	163
Series 2004-CB3 Class 1A 6.000% due 10/25/34	296	312
Series 2005-AR1 Class 1A1 4.771% due 10/25/35	1,115	1,048
5.019% due 12/25/35	860	808
Series 2005-AR1 Class A1A (Ê) 0.649% due 08/25/45	988	783
Series 2005-AR1 Class A1A1 (Ê) 0.619% due 10/25/45	3,025	2,360
0.599% due 12/25/45	348	268
Series 2005-AR1 Class A1A2 (Ê) 0.609% due 11/25/45	874	609
0.619% due 12/25/45 (Å)	522	384
0.619% due 12/25/45	843	620
Series 2005-AR1 Class A1B1 (Ê) 0.579% due 11/25/45	98	97
0.579% due 12/25/45	199	199
Series 2005-AR6 Class B3 (Ê)(Å) 0.989% due 04/25/45	1,701	103
Series 2005-AR8 Class 2A1A (Ê) 0.619% due 07/25/45	836	659
Series 2006-AR1 Class 1A1 5.867% due 09/25/36	1,538	1,199

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR1 Class 1A4 5.521% due 11/25/36	6,249	4,710
Series 2006-AR1 Class 2A (Ê) 3.291% due 09/25/46	487	334
Series 2006-AR2 Class 1A1 5.222% due 03/25/37	7,944	6,537
Series 2006-AR7 Class 2A (Ê) 1.382% due 07/25/46	8,434	5,197
Series 2006-AR8 Class 1A5 5.762% due 08/25/46	222	44
Series 2006-AR8 Class 2A3 (Ê) 6.051% due 08/25/36	152	32
Series 2007-HY3 Class 4A1 5.283% due 03/25/37	6,880	5,840
Series 2007-HY3 Class 4B1 5.283% due 03/25/37	1,760	117
Series 2007-HY4 Class 1A1 (Ê) 5.385% due 04/25/37	1,752	1,318
Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1 6.000% due 06/25/37	2,243	1,699
Series 2007-PA6 Class A1 6.320% due 12/28/37	10,768	7,765
Wells Fargo Mortgage Backed Securities Trust Series 2003-K Class 1A2 (Ê) 4.474% due 11/25/33	376	374
Series 2004-AA Class A1 (Ê) 4.991% due 12/25/34	1,177	1,157
Series 2004-CC Class A1 (Ê) 4.913% due 01/25/35	2,052	1,996
Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	260	260
Series 2004-EE Class 2A1 (Ê) 2.902% due 12/25/34	108	110
Series 2004-H Class A1 (Ê) 4.535% due 06/25/34	179	176
Series 2004-I Class 1A1 3.248% due 07/25/34	1,077	1,061
Series 2004-T Class A1 (Ê) 3.060% due 09/25/34	282	281
Series 2005-11 Class 1A3 5.500% due 11/25/35	103	59
Series 2005-12 Class 1A7 5.500% due 11/25/35	1,747	1,145
Series 2005-14 Class 2A1 5.500% due 12/25/35	2,928	2,798
Series 2005-17 Class 1A1 5.500% due 01/25/36	1,621	1,580
Series 2005-17 Class 1A2 5.500% due 01/25/36	1,340	591
Series 2005-18 Class 2A10 (Ê) 21.528% due 01/25/36	1,258	1,330
Series 2005-AR1 Class 1A1 (Ê) 4.588% due 06/25/35	907	903
Series 2005-AR1 Class 2A1 2.997% due 10/25/35	8,857	8,230

Russell Strategic Bond Fund	113

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-AR2 Class 2A2 (Ê) 2.877% due 03/25/35	90	82
Series 2005-AR5 Class 1A1 (Ê) 5.096% due 04/25/35	6,519	6,327
Series 2005-AR8 Class 2A1 2.981% due 06/25/35	687	691
Series 2006-2 Class 2A3 5.500% due 03/25/36	2,702	2,462
Series 2006-4 Class 1A8 5.750% due 04/25/36	600	567
Series 2006-4 Class 2A3 5.750% due 04/25/36	638	244
Series 2006-6 Class 1A22 (Ê) 6.000% due 05/25/36	13,900	12,103
Series 2006-7 Class 2A1 6.000% due 06/25/36	2,039	1,828
Series 2006-10 Class A19 6.000% due 08/25/36	1,460	1,378
Series 2006-AR1 Class 1A2 (Ê) 5.868% due 09/25/36	670	108
Series 2006-AR1 Class 2A2 5.466% due 03/25/36 (Ê)	7,182	7,094
5.522% due 11/25/36	614	173
Series 2006-AR1 Class 2A4 (Ê) 5.886% due 10/25/36	1,010	138
Series 2006-AR1 Class 4A1 (Ê) 5.468% due 07/25/36	3,962	3,086
Series 2006-AR1 Class 5A1 (Ê) 5.460% due 07/25/36	1,444	1,142
Series 2006-AR1 Class A1 5.135% due 10/25/36 (Ê)	13,430	11,224
5.498% due 12/25/36	3,577	3,331
Series 2006-AR1 Class A7 5.328% due 08/25/36	2,781	1,058
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	2,267	2,012
Series 2006-AR4 Class 1A1 (Ê) 5.806% due 04/25/36	2,075	1,853
Series 2006-AR5 Class 2A1 (Ê) 5.482% due 04/25/36	735	608
Series 2006-AR6 Class 7A1 (Ê) 5.077% due 03/25/36	8,875	8,350
Series 2007-8 Class 1A16 6.000% due 07/25/37	713	622
Series 2007-10 Class 2A5 6.250% due 07/25/37	1,582	1,448
Series 2007-11 Class A90 6.000% due 08/25/37	1,859	1,656
Series 2007-13 Class A1 6.000% due 09/25/37	3,329	3,297

		2,485,285

Municipal Bonds - 1.5%
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	543
6.899% due 12/01/40	5,200	5,500

	Principal Amount ($) or Shares	Market Value $
City of Chicago Illinois General Obligation Unlimited (µ) 5.000% due 12/01/24	17,715	18,848
City of Colorado Springs Colorado Revenue Bonds 5.000% due 11/15/33	200	207
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45	1,200	1,279
County of Cook Illinois General Obligation Unlimited (µ) 5.000% due 11/15/26	15,000	15,688
East Baton Rouge Sewerage Commission Revenue Bonds 6.087% due 02/01/45	1,800	1,811
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	375	323
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	800	855
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 1.448% due 04/25/38	4,397	4,420
Missouri Higher Education Loan Authority (Ê) Series 2010-1 Class A1 1.447% due 11/26/32	6,798	6,845
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	6,010	6,017
7.055% due 04/01/57	4,545	4,261
New Jersey Economic Development Authority Revenue Bonds (Ê) 1.480% due 06/15/13	3,900	3,899
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	104
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	1,090	851
State of California General Obligation Unlimited 7.500% due 04/01/34	4,725	5,256
7.950% due 03/01/36	4,435	4,746
5.650% due 04/01/39 (Ê)	700	743
7.550% due 04/01/39	9,030	10,168
7.625% due 03/01/40	5,475	6,204
State of Illinois General Obligation Unlimited 4.071% due 01/01/14	600	602
6.900% due 03/01/35	1,000	988
6.725% due 04/01/35	600	582
7.350% due 07/01/35	6,700	6,967
State of Louisiana Revenue Bonds (Ê) 3.000% due 05/01/43	4,200	4,246

114	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		2,375	1,756
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26		1,500	1,681

			115,390

Non-US Bonds - 1.2%
Brazil Notas do Tesouro Nacional Series F Series NTNF 10.000% due 01/01/17	BRL	6,850	3,591
10.000% due 01/01/21	BRL	11,685	5,911
Byggingarsjodur Verkamanna Series 2 3.750% due 04/15/34	ISK	363,564	3,124
Series 3 3.750% due 06/15/44	ISK	717,492	6,226
Canadian Government Bond 2.000% due 12/01/14	CAD	4,000	3,858
4.500% due 06/01/15	CAD	400	428
4.000% due 06/01/16	CAD	3,475	3,650
Chile Government International Bond 5.500% due 08/05/20	CLP	1,018,000	1,945
Deutsche Bank AG 10.500% due 08/19/30	IDR	9,200,000	1,135
Federative Republic of Brazil 12.500% due 01/05/22	BRL	2,500	1,622
10.250% due 01/10/28	BRL	2,600	1,497
Hellas Telecommunications Luxembourg V (Ê) Series REGS 4.835% due 10/15/12	EUR	1,890	800
Impress Holdings BV (Ê) Series REGS 3.960% due 09/15/13	EUR	875	1,096
Inter-American Development Bank 6.500% due 08/20/19	AUD	4,455	4,243
Mexican Bonos Series MI10 9.000% due 12/20/12	MXN	210,700	18,057
Mexican Bonos Desarr 7.250% due 12/15/16	MXN	72,950	6,094
8.500% due 11/18/38	MXN	21,505	1,916
Morgan Stanley (Ê) 1.029% due 03/01/13	EUR	3,000	3,701
Queensland Treasury Corp. Series 15 6.000% due 10/14/15	AUD	3,000	2,800
Rhodia SA (Ê) Series REGS 3.585% due 10/15/13	EUR	1,500	1,916
United Kingdom Gilt 3.750% due 09/07/19	GBP	5,750	9,355
4.250% due 12/07/40	GBP	2,795	4,340

			87,305

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 0.5%
Federal Home Loan Banks 4.500% due 09/13/19	18,700	20,524
Federal Home Loan Mortgage Corp. 2.125% due 09/21/12	2,785	2,867
Federal National Mortgage Association (Ñ) 0.010% due 10/09/19	16,500	10,288
Freddie Mac 4.125% due 12/21/12	500	539
5.000% due 04/18/17	4,600	5,326
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17	898	985

		40,529

United States Government Treasuries - 12.3%
United States Treasury Principal Only STRIP Zero coupon due 08/15/19 (Ñ)	5,820	4,447
Zero coupon due 11/15/21	21,842	14,755
Zero coupon due 11/15/26	3,400	1,819
Zero coupon due 08/15/27	4,100	2,110
United States Treasury Inflation Indexed Bonds 3.000% due 07/15/12	1,335	1,420
2.000% due 01/15/16 (Æ)	5,078	5,491
2.375% due 01/15/25	2,315	2,545
2.000% due 01/15/26	3,627	3,798
2.375% due 01/15/27 (Æ)(§)	5,517	6,047
1.750% due 01/15/28 (Æ)	40,486	40,571
United States Treasury Notes 0.750% due 05/31/12	60,500	60,753
0.625% due 06/30/12	106,775	106,959
1.000% due 07/15/13	3,010	3,025
2.250% due 01/31/15	100	104
2.375% due 02/28/15	300	312
2.500% due 04/30/15 (Ñ)	80,100	83,811
2.125% due 05/31/15	16,340	16,796
1.875% due 06/30/15 (Ñ)	117,755	119,494
1.625% due 07/31/15	151,770	152,884
3.125% due 10/31/16	5,300	5,614
2.250% due 07/31/17	33,000	33,155
3.125% due 05/15/19 (Ñ)	15,700	16,176
3.625% due 08/15/19	39,500	42,105
3.375% due 11/15/19	55,835	58,208
3.625% due 02/15/20	27,400	29,085
3.500% due 05/15/20	1,635	1,717
8.750% due 05/15/20	2,200	3,304
8.000% due 11/15/21	19,725	28,832
6.250% due 08/15/23	9,430	12,291
4.250% due 05/15/39	585	612
4.375% due 11/15/39 (§)	15,325	16,364
4.625% due 02/15/40	13,385	14,884
4.375% due 05/15/40	30,090	32,163

		921,651

Total Long-Term Investments (cost $6,615,193)		6,576,893

Russell Strategic Bond Fund	115

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments in Other Funds - 0.3%
Financial Services - 0.3%
PIMCO Developing Local Markets Fund	3,606,697	20,594

Total Investments in Other Funds (cost $19,333)		20,594

Preferred Stocks - 0.1%
Consumer Discretionary - 0.0%
Motors Liquidation Co. (Æ)(Ñ)	420,000	3,196

Financial Services - 0.1%
Centaur Funding Corp. (Å)	2,174	2,299
DG Funding Trust (Ê)(ƒ)(Å)	479	3,718
Federal Home Loan Mortgage Corp.	479,700	182
Federal National Mortgage Association	267,075	82

		6,281

Total Preferred Stocks (cost $26,291)		9,477

Warrants & Rights - 0.0%
Charter Communications, Inc. (Æ) 2014 Warrants	13	66

Total Warrants & Rights (cost $72)		66

Short-Term Investments - 14.0%
Ally Financial, Inc. Series * 7.250% due 03/02/11	5,375	5,429
5.375% due 06/06/11	6,800	6,809
Countrywide Financial Corp. 5.125% due 02/17/11	100	159
CSC Holdings LLC (Ñ) Series B 7.625% due 04/01/11	750	774
DCP Midstream LLC 6.875% due 02/01/11	110	113
Developers Diversified Realty Corp. 4.625% due 08/01/10	2,711	2,711
5.250% due 04/15/11	120	120
Fannie Mae Discount Notes (ç)(ž) Zero coupon due 01/12/11	16,305	16,288
Federal Home Loan Bank Discount Notes (ç)(ž) 0.210% due 09/01/10	22,000	21,996
Zero coupon due 09/03/10	75,000	74,986
Federal National Mortgage Association Discount Notes (ç)(ž) 1.000% due 08/09/10	14,000	13,999
0.251% due 10/01/10	45,000	44,989
Ford Motor Credit Co. LLC (Ñ) 8.625% due 11/01/10	100	102
7.375% due 02/01/11	2,000	2,035

	Principal Amount ($) or Shares	Market Value $
Freddie Mac (ç)(ž) Zero coupon due 10/13/10	5,315	5,313
Freddie Mac Discount Notes (ç)(ž) Zero coupon due 08/17/10	17,000	16,998
General Electric Capital Corp. (Ñ) Series GMTN 5.500% due 04/28/11	400	413
International Lease Finance Corp. 4.950% due 02/01/11 (Ñ)	3,200	3,172
5.450% due 03/24/11	1,790	1,777
5.750% due 06/15/11 (Ñ)	6,630	6,564
5.600% due 06/01/11	235	245
Keycorp (Ê) 0.892% due 11/22/10	7,060	9,085
Kraft Foods, Inc. (Ê) 0.928% due 08/11/10	10,000	10,001
Lehman Brothers Holdings, Inc. (Ø) 3.005% due 07/18/11	900	189
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	650	653
Merrill Lynch & Co., Inc. (Ê)(Ñ) 0.698% due 07/25/11	1,600	1,595
Midamerican Funding LLC 6.750% due 03/01/11	1,200	1,241
National City Bank of Kentucky Series BKNT 6.300% due 02/15/11	705	721
National City Corp. (Ñ) 4.000% due 02/01/11	3,800	3,843
Nationwide Life Global Funding I (Ê)(Þ) 0.936% due 08/27/10	545	545
Nippon Life Insurance Co. (Þ) 4.875% due 08/09/10	3,250	3,250
Nisource Finance Corp. 7.875% due 11/15/10	1,855	1,888
Nuveen Investments, Inc. 5.000% due 09/15/10	6,550	6,550
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	106	106
Protective Life Secured Trusts (Ê) 0.505% due 11/09/10	4,600	4,595
Reckson Operating Partnership, LP 5.150% due 01/15/11	592	593
Russell U.S. Cash Management Fund (£)	565,032,238	565,032
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/01/10	31	31
Staples, Inc. 7.750% due 04/01/11	1,005	1,047
Telecom Italia Capital SA 1.135% due 07/18/11 (Ê)	1,600	1,580
6.200% due 07/18/11	1,810	1,882
Telefonica Emisiones SAU 5.984% due 06/20/11	1,335	1,387
United States Treasury Bills Zero coupon due 08/19/10 0.148% due 08/19/10	112,500 27,785	112,493 27,783
0.152% due 08/19/10	300	300

116	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Treasury Bills (ç)(ž) 0.082% due 08/05/10 (§)	8,210	8,210
0.146% due 08/05/10 (§)	260	260
0.170% due 08/05/10 (§)	12,570	12,570
0.153% due 08/12/10 (Ñ)	1,365	1,365
0.107% due 08/19/10 (§)(Ñ)	14,355	14,354
0.152% due 08/19/10 (§)	4,065	4,065
0.153% due 08/19/10 (§)	11,430	11,429
0.155% due 08/26/10 (§)	310	310
0.218% due 08/26/10 (§)	4,271	4,270
0.195% due 12/16/10 (§)	260	260
0.190% due 01/13/11 (§)	2,300	2,300
United States Treasury Inflation Indexed Bonds 2.375% due 04/15/11	7,584	7,697
UnitedHealth Group, Inc. 5.250% due 03/15/11	20	20
Yum! Brands, Inc. 8.875% due 04/15/11	460	484

Total Short-Term Investments (cost $1,049,907)		1,048,976

Repurchase Agreements - 3.4%
Agreement with Deutsche Bank Securities Inc.and State Street Bank (Tri-Party) of $171,500 dated July 30, 2010, at 0.220% to be repurchased at $171,500 on August 2, 2010 collateralized by: $113,234 par various United States Treasury Obligations, valued at $170,629	171,500	171,500
Agreement with JPMorgan Securities, Inc. and State Street Bank (Tri-Party) of $49,300 dated July 30, 2010, at 0.220% to be repurchased at $49,301 on August 2, 2010 collateralized by: $47,008 par various United States Treasury Obligations, valued at $49,652	49,300	49,300
Agreement with Toronto-Dominion Securities, LLC and State Street Bank (Tri-Party) of $30,800 dated July 30, 2010, at 0.220% to be repurchased at $30,800 on August 2, 2010 collateralized by: $31,253 par various United States Treasury Obligations, valued at $31,399	30,800	30,800

Total Repurchase Agreements (cost $251,600)		251,600

	Principal Amount ($) or Shares	Market Value $

Other Securities - 3.2%
Russell U.S. Cash Collateral Fund (×)	149,867,941	149,868
State Street Securities Lending Quality Trust (×)	88,788,831	88,505

Total Other Securites (cost $238,657)		238,373

Total Investments - 108.9% (identified cost $8,201,053)		8,145,979

Other Assets and Liabilities, Net - (8.9%)		(665,706)

Net Assets - 100.0%		7,480,273

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	117

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euro-Bobl Futures (Germany)	519	EUR	62,296	09/10	(127)
Eurodollar Futures (CME)	960	USD	238,932	12/10	1,959
Eurodollar Futures (CME)	760	USD	189,031	03/11	400
Eurodollar Futures (CME)	302	USD	75,028	06/11	100
Eurodollar Futures (CME)	50	USD	12,403	09/11	14
Long Gilt Bond (UK)	7	GBP	851	09/10	27
Ultra Long Term U.S. Treasury Bond Future	95	USD	12,849	09/10	383
United States Treasury 2 Year Notes	450	USD	98,606	09/10	156
United States Treasury 5 Year Notes	2,924	USD	350,378	09/10	6,122
United States Treasury 10 Year Notes	2,475	USD	306,437	09/10	7,120
United States Treasury 30 Year Bond	1,445	USD	185,999	09/10	7,479

Short Positions
Euro-Bund Futures (Germany)	16	EUR	2,057	09/10	18
Eurodollar Futures (CME)	3	USD	747	12/10	(5)
Japanese 10 Year Mini Bond (Japan)	63	JPY	8,935,920	09/10	(1,343)
United States Treasury 2 Year Notes	524	USD	114,822	09/10	(623)
United States Treasury 5 Year Notes	260	USD	31,155	09/10	(824)
United States Treasury 10 Year Notes	511	USD	63,268	09/10	(1,473)
United States Treasury 30 Year Bond	118	USD	15,189	09/10	(654)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					18,729

Options Written (Number of Contracts)	Notional Amount		Market Value $

Eurodollar Midcurve 1 Year Futures
Sep 2010 97.38 Put (1,647)	USD	4,118	(10)

Inflationary Floor
Mar 2020 0.001 Put (2)	USD	4,900	(59)
Apr 2020 0.001 Put (1)	USD	8,800	(110)

Swaptions
(Fund Receives/Fund Pays)
EUR 1.000%/EUR 5 Year ITRAXX Sep 2010 0.00 Call (1)		1,200	(1)
USD Three Month LIBOR/USD 3.250% Aug 2010 0.00 Call (5)		106,900	(3,245)
USD Three Month LIBOR/USD 3.500% Aug 2010 0.00 Call (2)		15,400	(793)
USD Three Month LIBOR/USD 3.250% Oct 2010 0.00 Call (2)		17,300	(527)
USD Three Month LIBOR/USD 3.250% Jan 2011 0.00 Call (1)		25,300	(796)
EUR 5 Year ITRAXX/EUR 1.000% Sep 2010 0.00 Put (1)		1,200	(1)
USD 4.500%/USD Three Month LIBOR Aug 2010 0.00 Put (3)		48,300	—
USD 4.750%/USD Three Month LIBOR Aug 2010 0.00 Put (4)		74,000	—
USD 5.500%/USD Three Month LIBOR Aug 2010 0.00 Put (1)		20,000	—

See accompanying notes which are an integral part of this quarterly report.

118	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $
USD 6.000%/USD Three Month LIBOR Aug 2010 0.00 Put (2)	USD	26,000	—
USD 5.000%/USD Three Month LIBOR Oct 2010 0.00 Put (2)		17,300	—
USD 4.000%/USD Three Month LIBOR Dec 2010 0.00 Put (2)		93,500	(5)
USD 5.000%/USD Three Month LIBOR Jan 2011 0.00 Put (1)		25,300	(8)
USD 4.000%/USD Three Month LIBOR Jun 2011 0.00 Put (5)		17,400	(198)
USD 3.000%/USD Three Month LIBOR Jun 2012 0.00 Put (6)		98,700	(826)
USD 3.250%/USD Three Month LIBOR Jul 2012 0.00 Put (2)		19,000	(408)
USD 10.000%/USD Three Month LIBOR Jul 2012 0.00 Put (1)		9,000	(2)

United States Treasury Notes
10 Year Futures
Aug 2010 120.00 Call (187)	USD	187	(719)
Aug 2010 122.00 Call (26)	USD	26	(50)
Aug 2010 124.50 Call (32)	USD	32	(17)
Aug 2010 114.00 Put (214)	USD	214	(3)
Aug 2010 117.00 Put (26)	USD	26	—
Aug 2010 120.00 Put (62)	USD	62	(2)

Total Liability for Options Written (premiums received $5,986)			(7,780)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	119

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	2,968	JPY	264,624	09/15/10	96
Bank of America	USD	2,975	JPY	260,585	09/15/10	42
Bank of America	EUR	2,414	USD	2,955	09/15/10	(191)
Bank of America	EUR	2,471	GBP	2,045	09/15/10	(12)
Bank of America	GBP	1,734	USD	2,570	09/23/10	(150)
Barclays Bank PLC	USD	900	AUD	1,001	08/31/10	3
Barclays Bank PLC	USD	200	MXN	2,556	09/24/10	1
Barclays Bank PLC	USD	300	MXN	3,832	09/24/10	1
Barclays Bank PLC	USD	400	MXN	5,117	09/24/10	2
Barclays Bank PLC	USD	1,122	NZD	1,550	09/02/10	—
Barclays Bank PLC	USD	247	PHP	11,525	08/19/10	6
Barclays Bank PLC	USD	939	TWD	29,906	08/31/10	(5)
Barclays Bank PLC	EUR	2,524	SEK	24,050	09/15/10	41
Barclays Bank PLC	GBP	46	USD	70	09/15/10	(2)
Barclays Bank PLC	JPY	267,958	NOK	19,447	09/15/10	91
Barclays Bank PLC	MXN	25,838	USD	2,035	08/31/10	(1)
Barclays Bank PLC	NZD	1,550	USD	1,114	09/02/10	(8)
Barclays Bank PLC	SEK	7,233	USD	985	09/15/10	(16)
Barclays Bank PLC	SEK	23,863	USD	2,946	09/15/10	(358)
Citibank	USD	3,528	BRL	6,388	08/03/10	104
Citibank	USD	990	EUR	769	08/24/10	12
Citibank	USD	1,530	EUR	1,200	08/24/10	34
Citibank	USD	5,771	EUR	4,675	08/24/10	321
Citibank	USD	2,840	GBP	1,828	09/15/10	28
Citibank	USD	2,956	GBP	1,986	09/15/10	160
Citibank	USD	155	JPY	13,424	09/15/10	1
Citibank	USD	2,400	JPY	208,723	09/14/10	17
Citibank	USD	13	MXN	170	09/24/10	—
Citibank	USD	100	MXN	1,279	09/24/10	—
Citibank	USD	2,932	NZD	4,222	09/15/10	122
Citibank	USD	3,073	NZD	4,516	09/15/10	193
Citibank	CAD	1,446	AUD	1,597	09/15/10	32
Citibank	CAD	2,989	SEK	21,345	09/15/10	50
Citibank	CHF	3,181	EUR	2,387	09/15/10	55
Citibank	EUR	4,799	USD	5,866	09/15/10	(388)
Citibank	NOK	38,337	EUR	4,806	09/15/10	(33)
Citibank	SEK	22,819	EUR	2,379	09/15/10	(60)
Credit Suisse First Boston	CHF	3,332	AUD	3,510	09/15/10	(40)
Credit Suisse First Boston	CHF	6,491	EUR	4,810	09/15/10	34
Credit Suisse First Boston	EUR	2,426	GBP	1,995	09/15/10	(32)
Credit Suisse First Boston	GBP	1,986	EUR	2,435	09/15/10	58
Deutsche Bank	USD	3,487	EUR	2,683	09/15/10	9
Deutsche Bank	USD	30	MXN	380	09/24/10	—
Deutsche Bank	USD	227	MXN	2,872	09/24/10	(1)
Deutsche Bank	AUD	3,615	USD	2,910	09/15/10	(344)
Deutsche Bank	AUD	5,036	USD	4,220	09/15/10	(314)
Deutsche Bank	NZD	440	USD	313	09/15/10	(6)
Goldman Sachs	CAD	2,656	USD	2,496	08/16/10	(88)
HSBC	USD	2,000	BRL	3,638	10/04/10	41
HSBC	USD	4,244	EUR	3,276	09/15/10	25
HSBC	USD	46	NOK	286	09/15/10	2
HSBC	USD	2,930	SEK	22,667	09/15/10	209
HSBC	AUD	3,183	EUR	2,178	09/15/10	(28)

See accompanying notes which are an integral part of this quarterly report.

120	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC	CAD	2,906	EUR	2,232	09/15/10	83
HSBC	CHF	2,993	CAD	2,925	09/15/10	(31)
HSBC	EUR	161	USD	187	08/02/10	(23)
HSBC	EUR	2,433	USD	2,936	09/15/10	(234)
HSBC	GBP	1,999	USD	2,975	09/15/10	(162)
HSBC	JPY	1,046,907	USD	11,835	08/23/10	(285)
HSBC	NOK	19,358	EUR	2,420	09/15/10	(25)
HSBC	NOK	18,139	SEK	21,443	09/15/10	(10)
HSBC	SEK	22,948	EUR	2,392	09/15/10	(61)
JP Morgan	USD	3,556	BRL	6,388	10/04/10	28
JP Morgan	USD	3,953	CAD	4,090	08/31/10	25
JP Morgan	USD	1,403	CNY	9,499	08/25/10	(1)
JP Morgan	USD	2,800	IDR	25,312,000	11/24/10	(25)
JP Morgan	USD	3,720	IDR	33,975,700	10/14/10	31
JP Morgan	USD	1,452	JPY	127,274	08/31/10	21
JP Morgan	USD	605	KRW	744,320	08/27/10	24
JP Morgan	USD	300	MXN	3,831	09/24/10	1
JP Morgan	USD	566	MYR	1,860	08/30/10	18
JP Morgan	AUD	3,164	USD	2,829	09/15/10	(20)
JP Morgan	BRL	6,388	USD	3,605	08/03/10	(27)
JP Morgan	CAD	3,053	EUR	2,434	09/15/10	203
JP Morgan	EUR	2,396	CAD	3,070	09/15/10	(138)
JP Morgan	EUR	2,428	JPY	269,258	09/15/10	(46)
JP Morgan	EUR	4,682	NOK	36,988	09/15/10	(27)
JP Morgan	EUR	3,079	USD	3,875	08/23/10	(137)
JP Morgan	EUR	9,540	USD	12,397	08/31/10	(35)
JP Morgan	GBP	2,510	USD	3,760	08/09/10	(179)
JP Morgan	IDR	133,595,327	USD	14,537	10/14/10	(212)
JP Morgan	MXN	15,371	USD	1,210	08/31/10	(1)
Morgan Stanley	CAD	787	USD	749	09/15/10	(17)
Morgan Stanley	EUR	676	USD	863	08/24/10	(18)
Morgan Stanley	GBP	9,265	USD	14,473	08/31/10	(63)
Morgan Stanley	GBP	1,823	USD	2,841	09/15/10	(19)
Morgan Stanley	JPY	1,238,900	USD	14,227	08/23/10	(115)
Royal Bank of Canada	USD	900	AUD	1,002	08/31/10	3
Royal Bank of Canada	USD	2,939	CAD	3,008	09/15/10	(14)
Royal Bank of Canada	USD	5,884	EUR	4,746	09/15/10	300
Royal Bank of Canada	USD	5,899	EUR	4,813	09/15/10	373
Royal Bank of Canada	USD	2,833	NZD	3,904	09/15/10	(10)
Royal Bank of Canada	BRL	1,400	USD	771	10/14/10	(13)
Royal Bank of Canada	CAD	3,181	EUR	2,429	09/15/10	73
Royal Bank of Canada	EUR	2,471	CAD	3,113	09/15/10	(193)
Royal Bank of Canada	EUR	2,419	USD	2,949	09/15/10	(204)
Royal Bank of Canada	EUR	3,160	USD	3,859	09/15/10	(259)
Royal Bank of Canada	JPY	270,480	EUR	2,461	09/15/10	75
Royal Bank of Canada	JPY	269,452	USD	2,946	09/15/10	(174)
Royal Bank of Scotland	USD	761	AUD	859	10/29/10	8
Royal Bank of Scotland	USD	900	BRL	1,611	10/04/10	4
Royal Bank of Scotland	USD	2,975	EUR	2,433	09/15/10	195
Royal Bank of Scotland	USD	800	IDR	7,292,000	11/24/10	—
Royal Bank of Scotland	AUD	7,265	USD	6,466	08/31/10	(86)
Royal Bank of Scotland	SEK	23,110	USD	2,968	09/15/10	(232)
State Street Bank and Trust Company	USD	6,393	CAD	6,651	09/15/10	73

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	121

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	NZD	4,338	AUD	3,549	09/15/10	58
State Street Bank and Trust Company	SEK	35,731	USD	4,419	09/15/10	(529)
UBS	USD	5,894	SEK	46,198	09/15/10	503
UBS	AUD	3,653	EUR	2,461	09/15/10	(82)
UBS	CHF	894	USD	851	09/15/10	(8)
UBS	EUR	2,470	CHF	3,409	09/15/10	55
UBS	EUR	7,343	CHF	10,306	09/15/10	328
UBS	EUR	2,396	NOK	19,113	09/15/10	17
UBS	EUR	2,396	USD	2,941	09/15/10	(181)
UBS	EUR	19,111	USD	24,668	10/26/10	(232)
UBS	GBP	1,994	EUR	2,420	09/15/10	25
Westpac Banking Corporation	USD	2,044	AUD	2,340	09/15/10	63
Westpac Banking Corporation	USD	2,924	AUD	3,349	09/15/10	91
Westpac Banking Corporation	USD	2,841	EUR	2,175	09/15/10	(7)
Westpac Banking Corporation	USD	2,914	NZD	4,269	09/15/10	174
Westpac Banking Corporation	AUD	3,532	CHF	3,375	09/15/10	62
Westpac Banking Corporation	AUD	3,459	USD	2,913	09/15/10	(202)
Westpac Banking Corporation	AUD	3,476	USD	2,901	09/15/10	(228)
Westpac Banking Corporation	CAD	1,480	AUD	1,625	09/15/10	24
Westpac Banking Corporation	CHF	3,192	AUD	3,481	09/15/10	69
Westpac Banking Corporation	EUR	4,789	USD	5,883	09/15/10	(357)
Westpac Banking Corporation	NZD	4,040	AUD	3,320	09/15/10	67
Westpac Banking Corporation	NZD	4,189	USD	2,951	09/15/10	(78)

Total Unrealized Appreciation (Depreciation) on Open Foreign Exchange Contracts						(2,213)

See accompanying notes which are an integral part of this quarterly report.

122	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Interest Rate Swap Contracts
Counter party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	EUR	6,900	2.000%	Six Month EURIBOR	09/15/15	(83)
Bank of America	EUR	173,300	2.000%	Six Month EURIBOR	09/15/15	(2,081)
Barclays Bank PLC	BRL	3,900	Brazil Interbank Deposit Rate	12.540%	01/02/12	172
Barclays Bank PLC	GBP	20,360	Six Month LIBOR	3.510%	08/04/15	(1,646)
Barclays Bank PLC	GBP	18,720	Six Month LIBOR	3.510%	08/05/15	(1,511)
Barclays Bank PLC	GBP	11,730	Six Month LIBOR	3.450%	08/09/15	(889)
Barclays Bank PLC	GBP	10,710	Six Month LIBOR	3.470%	08/11/15	(825)
Barclays Bank PLC	GBP	14,480	Six Month LIBOR	3.480%	08/16/15	(1,117)
Barclays Bank PLC	GBP	21,540	Six Month LIBOR	3.410%	08/16/15	(1,549)
Barclays Bank PLC	USD	2,300	4.000%	Three Month LIBOR	06/16/17	250
Barclays Bank PLC	EUR	29,930	4.259%	Six Month EURIBOR	04/23/20	699
Barclays Bank PLC	EUR	7,270	4.265%	Six Month EURIBOR	05/12/20	168
Barclays Bank PLC	EUR	11,280	4.348%	Six Month EURIBOR	05/14/20	309
Barclays Bank PLC	GBP	34,120	4.155%	Six Month LIBOR	08/04/20	3,574
Barclays Bank PLC	GBP	31,370	4.160%	Six Month LIBOR	08/05/20	3,303
Barclays Bank PLC	GBP	19,650	4.133%	Six Month LIBOR	08/09/20	1,983
Barclays Bank PLC	GBP	17,950	4.175%	Six Month LIBOR	08/11/20	1,909
Barclays Bank PLC	GBP	24,260	4.193%	Six Month LIBOR	08/16/20	2,618
Barclays Bank PLC	GBP	36,110	4.156%	Six Month LIBOR	08/16/20	3,720
Barclays Bank PLC	USD	1,018	Three Month LIBOR	4.524%	11/15/21	(176)
Barclays Bank PLC	USD	1,032	Three Month LIBOR	4.420%	11/15/21	(164)
Barclays Bank PLC	USD	3,338	Three Month LIBOR	4.540%	11/15/21	(586)
Barclays Bank PLC	USD	6,658	Three Month LIBOR	4.633%	11/15/21	(1,259)
Barclays Bank PLC	GBP	17,060	Six Month LIBOR	4.372%	08/04/25	(1,830)
Barclays Bank PLC	GBP	15,690	Six Month LIBOR	4.372%	08/05/25	(1,681)
Barclays Bank PLC	GBP	9,830	Six Month LIBOR	4.355%	08/09/25	(1,016)
Barclays Bank PLC	GBP	8,980	Six Month LIBOR	4.420%	08/11/25	(1,033)
Barclays Bank PLC	GBP	12,110	Six Month LIBOR	4.440%	08/16/25	(1,429)
Barclays Bank PLC	GBP	18,080	Six Month LIBOR	4.420%	08/16/25	(2,066)
Barclays Bank PLC	EUR	8,970	Six Month EURIBOR	4.085%	04/23/40	(553)
Barclays Bank PLC	EUR	8,980	Six Month EURIBOR	4.119%	04/23/40	(610)
Barclays Bank PLC	EUR	2,020	Six Month EURIBOR	3.940%	05/12/40	(70)
Barclays Bank PLC	EUR	3,270	Six Month EURIBOR	3.953%	05/12/40	(121)
Barclays Bank PLC	EUR	3,320	Six Month EURIBOR	4.044%	05/14/40	(179)
BNP Paribas	BRL	2,400	11.630%	Brazil Interbank Deposit Rate	01/02/12	12
BNP Paribas	BRL	4,500	11.390%	Brazil Interbank Deposit Rate	01/02/12	21
BNP Paribas	BRL	1,500	11.880%	One Month LIBOR	01/02/13	10
BNP Paribas	BRL	1,600	12.070%	Brazil Interbank Deposit Rate	01/02/13	16
Citibank	EUR	29,930	4.286%	Six Month EURIBOR	04/23/20	743
Citibank	EUR	11,110	4.270%	Six Month EURIBOR	05/12/20	259
Citibank	EUR	7,980	4.265%	Six Month EURIBOR	05/14/20	184
Citibank	EUR	2,390	Six Month EURIBOR	3.935%	05/14/40	(81)
Credit Suisse Financial Products	EUR	900	2.090%	Consumer Price Index (France)	10/15/10	38
Credit Suisse International LDN	BRL	400	12.590%	Brazil Interbank Deposit Rate	01/02/13	5
Deutsche Bank	KRW	5,951,000	2.820%	Korean Interbank Offer Rate	01/28/11	1
Deutsche Bank	KRW	3,100,000	3.870%	Korean Interbank Offer Rate	06/12/11	20
Deutsche Bank	AUD	500	4.500%	Three Month BBSW	06/15/11	(1)
Deutsche Bank	KRW	15,700,000	3.693%	Korean Interbank Offer Rate	06/26/11	81
Deutsche Bank	KRW	6,577,024	3.620%	Korean Interbank Offer Rate	07/06/11	31
Deutsche Bank	KRW	10,988,604	3.626%	Three Month LIBOR	07/07/11	52
Goldman Sachs	BRL	800	10.835%	Brazil Interbank Deposit Rate	01/02/12	6
Goldman Sachs	BRL	3,100	11.360%	Brazil Interbank Deposit Rate	01/02/12	33
Goldman Sachs	BRL	4,500	10.990%	Brazil Interbank Deposit Rate	01/02/12	33
Goldman Sachs	BRL	22,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	161

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	123

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Interest Rate Swap Contracts
Counter party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Goldman Sachs	BRL	1,800	12.650%	One Month LIBOR	01/02/14	44
HSBC	BRL	2,200	11.140%	One Month LIBOR	01/02/12	28
HSBC	BRL	23,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	168
HSBC	BRL	800	12.540%	One Month LIBOR	01/02/14	18
HSBC	BRL	1,700	12.110%	One Month LIBOR	01/02/14	19
JP Morgan	KRW	5,785,000	2.830%	Korean Interbank Offer Rate	01/28/11	1
JP Morgan	KRW	5,100,000	3.900%	Korean Interbank Offer Rate	06/15/11	33
JP Morgan	KRW	15,360,000	3.720%	Korean Interbank Offer Rate	06/22/11	81
JP Morgan	KRW	5,226,345	3.660%	Korean Interbank Offer Rate	07/08/11	26
JP Morgan	BRL	2,600	12.170%	Brazil Interbank Deposit Rate	01/02/13	31
JP Morgan	BRL	3,700	12.200%	One Month LIBOR	01/02/14	51
Merrill Lynch	BRL	300	14.765%	Brazil Interbank Deposit Rate	01/02/12	26
Merrill Lynch	BRL	3,400	11.420%	Brazil Interbank Deposit Rate	01/02/12	17
Merrill Lynch	BRL	4,800	10.990%	Brazil Interbank Deposit Rate	01/02/12	36
Merrill Lynch	BRL	9,400	11.900%	Brazil Interbank Deposit Rate	01/02/13	60
Merrill Lynch	BRL	1,700	12.250%	One Month LIBOR	01/02/14	26
Morgan Stanley	BRL	1,200	12.480%	Brazil Interbank Deposit Rate	01/02/13	13
Morgan Stanley	BRL	1,800	12.510%	Brazil Interbank Deposit Rate	01/02/14	38
Morgan Stanley	MXN	60,000	7.340%	Mexico Interbank 28 Day Deposit Rate	01/28/15	238
Morgan Stanley	EUR	900	2.000%	Six Month EURIBOR	09/15/15	(11)
Royal Bank of Canada	AUD	26,400	4.500%	Three Month BBSW	06/15/11	(72)
Royal Bank of Canada	BRL	13,600	12.800%	Brazil Interbank Deposit Rate	01/02/13	217
Royal Bank of Canada	BRL	56,100	12.180%	Brazil Interbank Deposit Rate	01/02/13	686
Royal Bank of Scotland	USD	3,900	4.000%	Three Month LIBOR	06/16/17	423
Royal Bank of Scotland	USD	8,700	4.000%	Three Month LIBOR	12/15/17	822
UBS	AUD	600	4.500%	Three Month LIBOR	06/15/11	(2)
UBS	BRL	1,400	10.575%	Brazil Interbank Deposit Rate	01/02/12	(21)
UBS	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	168
UBS	AUD	1,900	6.000%	Six Month BBSW	09/15/12	35

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($334) (å)						1,054

See accompanying notes which are an integral part of this quarterly report.

124	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Ally Financial	Goldman Sachs	2.490%	USD	6,800	2.500%		09/27/10	2
American International Group	Deutsche Bank	2.524%	USD	7,600	1.630%		06/20/13	(191)
Berkshire Hathaway	Deutsche Bank	1.546%	USD	17,100	1.000%		03/20/13	(220)
Brazil Government International Bond	Barclays Bank PLC	1.143%	USD	500	1.000%		06/20/15	(4)
Brazil Government International Bond	Deutsche Bank	1.143%	USD	1,300	1.000%		06/20/15	(10)
Brazil Government International Bond	Deutsche Bank	1.143%	USD	500	1.000%		06/20/15	(4)
Brazil Government International Bond	Goldman Sachs	1.143%	USD	500	1.000%		06/20/15	(4)
Brazil Government International Bond	Morgan Stanley	1.143%	USD	500	1.000%		06/20/15	(4)
Centex Corporation	Deutsche Bank	1.279%	USD	4,275	(4.400%	)	12/20/13	(439)
China Government International Bond	Bank of America	0.781%	USD	400	1.000%		06/20/15	4
China Government International Bond	Bank of America	0.781%	USD	1,100	1.000%		06/20/15	12
China Government International Bond	Citibank	0.781%	USD	300	1.000%		06/20/15	3
China Government International Bond	Royal Bank of Scotland	0.781%	USD	800	1.000%		06/20/15	9
Citigroup	BNP Paribas	0.949%	USD	100	1.000%		03/20/11	—
Citigroup	Credit Suisse Financial Products	0.949%	USD	300	1.000%		03/20/11	—
Citigroup	Goldman Sachs	0.949%	USD	200	1.000%		03/20/11	—
Citigroup	UBS	0.949%	USD	700	1.000%		03/20/11	(1)
Darden Restaurants, Inc.	Citigroupglobal Markets, Inc.	0.850%	USD	275	(2.730%	)	03/20/14	(18)
Darden Restaurants, Inc.	Deutsche Bank	0.850%	USD	4,775	(2.250%	)	03/20/14	(238)
DR Horton Inc.	Citibank	2.815%	USD	1,200	(1.000%	)	09/20/16	114
DR Horton Inc.	Deutsche Bank	2.815%	USD	945	(1.000%	)	09/20/16	90
DR Horton Inc.	Goldman Sachs	2.815%	USD	945	(1.000%	)	09/20/16	90
Federative Republic of Brazil	UBS	0.861%	USD	4,000	1.190%		08/20/13	26
France Government International Bond	Bank of America	0.632%	USD	700	0.250%		03/20/15	(12)
France Government International Bond	Citibank	0.632%	USD	800	0.250%		03/20/15	(14)
France Government International Bond	Goldman Sachs	0.632%	USD	600	0.250%		03/20/15	(11)
France Government International Bond	Royal Bank of Scotland	0.632%	USD	800	0.250%		03/20/15	(14)
Gaz Capital for Gazprom	UBS	2.245%	USD	4,000	2.260%		08/20/13	10
GE Capital Corporation	Deutsche Bank	1.947%	USD	300	1.000%		03/20/16	(13)
GE Capital Corporation	Citibank	1.883%	USD	600	4.800%		12/20/13	58
GE Capital Corporation	Credit Suisse First Boston	1.424%	USD	2,535	6.550%		12/20/10	52
GE Capital Corporation	JP Morgan	2.367%	USD	1,625	(1.000%	)	06/20/15	(98)
Home Depot	Citigroupglobal Markets, Inc.	0.530%	USD	4,695	(2.670%	)	03/20/14	(360)
Japan Government International Bond	Bank of America	0.628%	USD	300	1.000%		03/20/15	5
Japan Government International Bond	Deutsche Bank	0.628%	USD	100	1.000%		03/20/15	2
Japan Government International Bond	JP Morgan	0.628%	USD	600	1.000%		03/20/15	9
Lowes	Citigroupglobal Markets, Inc.	0.533%	USD	4,900	(1.200%	)	03/20/14	(117)
Metlife, Inc.	Deutsche Bank	2.351%	USD	8,500	2.050%		03/20/13	(55)
MetLife, Inc.	Deutsche Bank	2.720%	USD	2,300	(1.000%	)	03/20/15	(165)
MetLife, Inc.	Deutsche Bank	2.720%	USD	1,300	(1.000%	)	03/20/15	(93)
MetLife, Inc.	Deutsche Bank	2.720%	USD	1,200	(1.000%	)	03/20/15	(86)
Metlife, Inc.	UBS	2.351%	USD	8,500	2.050%		03/20/13	(55)
Mexico Government International Bond	JP Morgan	1.210%	USD	2,600	0.920%		03/20/16	(38)
Prudential	Citibank	3.271%	USD	9,000	(1.000%	)	09/20/16	1,054
Prudential	Deutsche Bank	1.871%	USD	8,500	2.300%		03/20/13	73
Prudential	UBS	1.871%	USD	8,500	2.300%		03/20/13	73
Republic of Indonesia	UBS	0.588%	USD	300	1.300%		09/20/10	—
Republic of Panama	JP Morgan	1.152%	USD	300	1.250%		01/20/17	2
Target Corp	Credit Suisse First Boston	0.519%	USD	1,500	(1.000%	)	12/20/14	(31)
Target Corp	Deutsche Bank	0.519%	USD	1,505	(1.000%	)	12/20/14	(31)
Target Corp.	Credit Suisse First Boston	2.056%	USD	3,065	(1.000%	)	09/20/16	176
United Kingdom Gilt	Deutsche Bank	0.534%	USD	1,900	1.000%		12/20/14	39

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	125

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

United Kingdom Gilt	JP Morgan	0.534%	USD	100	1.000%	12/20/14	2
United Kingdom Gilt	JP Morgan	0.554%	USD	1,000	1.000%	03/20/15	21
United Kingdom Gilt	JP Morgan	0.554%	USD	1,900	1.000%	03/20/15	39
United Kingdom Gilt	Morgan Stanley	0.534%	USD	100	1.000%	12/20/14	2
United Kingdom Gilt	Societe Generale	0.554%	USD	5,000	1.000%	03/20/15	103
United Kingdom Gilt	Societe Generale	0.554%	USD	7,400	1.000%	03/20/15	152
Wachovia Corporation	Royal Bank of Scotland	0.739%	USD	300	3.020%	03/20/13	18

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - $91							(86)

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	16,773	0.760%		01/25/38	(9,260)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	16,302	0.090%		08/25/37	(9,041)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	7,299	0.170%		05/25/46	(6,087)
CMBX AJ Index	Bank of America	USD	1,230	(0.840%	)	10/12/52	212
CMBX AJ Index	Bank of America	USD	5,455	(0.840%	)	10/12/52	942
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	1,123
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	1,123
CMBX AJ Index	Credit Suisse First Boston	USD	3,690	(0.840%	)	10/12/52	637
CMBX AJ Index	Credit Suisse First Boston	USD	1,410	(0.840%	)	10/12/52	244
Dow Jones CDX Index	Barclays Bank PLC	USD	6,200	5.000%		06/20/15	792
Dow Jones CDX Index	Chase Securities Inc.	USD	2,000	1.120%		12/20/12	42
Dow Jones CDX Index	Citibank	USD	4,911	0.355%		06/20/12	(28)
Dow Jones CDX Index	Citibank	USD	4,815	0.360%		06/20/12	(27)
Dow Jones CDX Index	Citibank	USD	1,059	0.401%		06/20/12	(5)
Dow Jones CDX Index	Credit Suisse Financial Products	USD	1,400	5.000%		06/20/15	179
Dow Jones CDX Index	Deutsche Bank	USD	9,163	0.708%		12/20/12	128
Dow Jones CDX Index	Deutsche Bank	USD	1,350	0.530%		06/20/13	15
Dow Jones CDX Index	Deutsche Bank	USD	1,400	5.000%		06/20/15	179
Dow Jones CDX Index	Goldman Sachs	USD	7,600	1.120%		12/20/12	160
Dow Jones CDX Index	Goldman Sachs	USD	1,736	0.463%		06/20/13	16
Dow Jones CDX Index	Goldman Sachs	USD	200	5.000%		06/20/15	26
Dow Jones CDX Index	Goldman Sachs	USD	579	0.548%		12/20/17	6
Dow Jones CDX Index	HSBC	USD	3,500	5.000%		06/20/15	447
Dow Jones CDX Index	JP Morgan	USD	1,447	0.553%		12/20/17	15
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.640%		12/20/12	235
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.580%		12/20/12	208

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($17,812)							(17,719)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($17,721) (å)							(17,805)

See accompanying notes which are an integral part of this quarterly report.

126	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$707,215	$55	$707,270
Corporate Bonds and Notes	—	1,491,594	—	1,491,594
International Debt	—	699,203	970	700,173
Loan Agreements	—	27,688	8	27,696
Mortgage-Backed Securities	—	2,485,285	—	2,485,285
Municipal Bonds	—	115,390	—	115,390
Non-US Bonds	—	87,305	—	87,305
United States Government Agencies	—	40,529	—	40,529
United States Government Treasuries	—	921,651	—	921,651
Investments in Other Funds	—	—	20,594	20,594
Preferred Stocks	3,460	2,299	3,718	9,477
Warrants & Rights	66	—	—	66
Short-Term Investments	—	1,048,976	—	1,048,976
Repurchase Agreements	—	251,600	—	251,600
Other Securities	—	238,373	—	238,373

Total Investments	3,526	8,117,108	25,345	8,145,979

Other Financial Instruments
Futures Contracts	18,729	—	—	18,729
Options Written	(802)	(6,806)	(172)	(7,780)
Foreign Currency Exchange Contracts	—	(2,213)	—	(2,213)
Interest Rate Swap Contracts	—	1,350	38	1,388
Credit Default Swap Contracts	—	(84)	—	(84)

Total Other Financial Instruments*	17,927	(7,753)	(134)	10,040

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending July 31, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	127

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 86.1%
Asset-Backed Securities - 3.5%
Aames Mortgage Investment Trust (Ê)(Þ) Series 2005-3 Class A1 0.479% due 08/25/35	127	126
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.629% due 07/25/34	117	80
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 2.579% due 12/25/33	62	48
Series 2005-SD3 Class A 0.729% due 08/25/45	168	155
Series 2006-HE4 Class A2A 0.389% due 10/25/36	69	43
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.804% due 01/25/34	305	209
Ally Auto Receivables Trust (Þ) Series 2009-A Class A2 1.320% due 03/15/12	237	238
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.079% due 02/25/33	155	66
Series 2004-R10 Class A5 0.719% due 11/25/34	2	2
Series 2005-R10 Class A2B 0.549% due 12/25/35	912	851
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.389% due 01/25/37	65	63
Asset Backed Securities Corp. Home Equity (Ê) Series 2006-HE2 Class A1A 0.579% due 03/25/36	1,346	173
Avis Budget Rental Car Funding AESOP LLC (Þ) Series 2010-3A Class A 4.640% due 05/20/16	260	273
Bank of America Credit Card Trust (Ê) Series 2007-A12 Class A12 0.541% due 01/15/13	8,200	8,200
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	323
Bear Stearns Asset Backed Securities Trust (Ê) Series 2003-1 Class A1 1.329% due 11/25/42	99	85
Series 2003-SD1 Class A 0.779% due 12/25/33	81	70
Series 2006-SD2 Class A2 0.529% due 06/25/36	176	169
Series 2007-HE5 Class 1A1 0.419% due 06/25/47	29	28
Series 2007-HE6 Class 1A1 1.579% due 08/25/37	636	421

	Principal Amount ($) or Shares	Market Value $
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.429% due 05/25/37	131	114
Series 2008-4 Class A3A 0.579% due 11/25/37	1,771	1,726
Business Loan Express (Ê)(Þ) Series 2003-2A Class A 1.129% due 01/25/32	214	147
Carrington Mortgage Loan Trust (Ê) Series 2005-NC5 Class A2 0.649% due 10/25/35	129	122
Series 2006-NC3 Class A3 0.479% due 08/25/36	2,105	985
Centex Home Equity Series 2003-B Class AF4 3.735% due 02/25/32	2,253	1,955
Series 2006-A Class AV4 (Ê) 0.579% due 06/25/36	1,700	929
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-SHL Class A1 (Þ) 0.529% due 11/25/45	640	517
Series 2007-AHL Class A3A 0.389% due 07/25/45	186	143
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.809% due 12/25/31	72	38
Series 2004-AB2 Class M3 (Ê) 0.929% due 05/25/36	310	54
Series 2004-BC1 Class M1 (Ê) 1.079% due 02/25/34	180	137
Series 2005-4 Class MV1 (Ê) 0.789% due 10/25/35	1,050	1,014
Series 2005-17 Class 1AF3 5.711% due 05/25/36	2,250	910
Series 2006-3 Class 3A1 (Ê) 0.449% due 06/25/36	220	178
Series 2006-6 Class 2A2 (Ê) 0.509% due 09/25/36	407	313
Series 2006-11 Class 1AF4 6.300% due 09/25/46	497	172
Series 2006-BC1 Class 1A (Ê) 0.529% due 04/25/36	817	664
Series 2006-BC4 Class 2A2 (Ê) 0.489% due 11/25/36	2,209	1,645
Series 2007-7 Class 2A1 (Ê) 0.409% due 10/25/47	73	69
Countrywide Home Equity Loan Trust (Ê) Series 2005-A Class 2A 0.581% due 04/15/35	159	83
Series 2005-G Class 2A 0.571% due 12/15/35	803	309
Series 2006-E Class 2A 0.481% due 07/15/36	532	237
Series 2007-GW Class A 0.891% due 08/15/37	1,036	795

128	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	554
Series 2005-CB5 Class AV2 (Ê) 0.589% due 08/25/35	96	88
Series 2007-RP1 Class A (Ê)(Þ) 0.639% due 05/25/46	975	590
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A3B 1.826% due 09/10/12	347	349
Education Funding Capital Trust I (Ê) Series 2003-3 Class A6 1.520% due 12/15/42	200	190
EFS Volunteer LLC (Ê)(Þ) Series 2010-1 Class A2 1.389% due 10/25/35	450	442
Ellington Loan Acquisition Trust (Ê)(Þ) Series 2007-1 Class A2A1 1.329% due 05/26/37	519	451
Series 2007-1 Class A2C 1.579% due 05/29/37	1,000	512
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.369% due 08/25/36	12	4
GMAC Mortgage Corp. Loan Trust (Ê) Series 2006-HE4 Class A1 0.509% due 12/25/36	374	200
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.599% due 12/25/35	570	508
Series 2006-4 Class 1A2 5.774% due 03/25/36	428	41
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.304% due 08/25/33	105	56
Series 2004-SEA Class A2B 0.879% due 03/25/34	1,184	1,147
Hertz Vehicle Financing LLC (Þ) Series 2009-2A Class A2 5.290% due 03/25/16	280	306
HSBC Home Equity Loan Trust (Ê) Series 2005-1 Class A 0.628% due 01/20/34	396	351
Series 2006-2 Class A1 0.488% due 03/20/36	1,057	967
Series 2006-4 Class A3V 0.488% due 03/20/36	1,900	1,759
Series 2007-1 Class AS 0.538% due 03/20/36	1,781	1,625
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.379% due 12/25/36	30	27
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2007-CH1 Class AV4 0.459% due 11/25/36	2,575	2,144
Series 2007-CH3 Class A2 0.409% due 03/25/37	206	194

	Principal Amount ($) or Shares	Market Value $
Keycorp Student Loan Trust (Ê) Series 2003-A Class 1A2 0.758% due 10/25/32	787	704
Lehman XS Trust (Ê) Series 2005-1 Class 2A1 1.847% due 07/25/35	350	246
Series 2005-1 Class 2A2 1.829% due 07/25/35	92	54
Series 2005-5N Class 1A1 0.629% due 11/25/35	410	279
Series 2005-7N Class 1A1B 0.629% due 12/25/35	324	106
Series 2006-16N Class A1A 0.409% due 11/25/46	11	11
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.609% due 10/25/34	34	28
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.804% due 08/25/33	84	54
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 3.479% due 09/25/33	44	8
Series 2005-WMC Class M1 0.799% due 01/25/35	687	676
Series 2007-HE2 Class A2B 0.419% due 01/25/37	2,800	1,416
Series 2007-HE6 Class A1 0.389% due 05/25/37	85	70
MSDWCC Heloc Trust (Ê) Series 2005-1 Class A 0.519% due 07/25/17	63	38
Nationstar Home Equity Loan Trust (Ê) Series 2007-B Class 2AV1 0.449% due 04/25/37	126	121
Nelnet Student Loan Trust (Ê) Series 2008-4 Class A4 1.978% due 04/25/24	490	505
Newcastle CDO, Ltd. (Þ) Series 2004-4A Class 3FX 5.110% due 03/24/39	1,131	11
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.859% due 02/25/35	370	230
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.879% due 04/25/33	67	33
Series 2003-3 Class M3 3.329% due 06/25/33	95	42
Series 2003-4 Class M2 2.804% due 07/25/33	99	36
Series 2007-4 Class 2A1 0.419% due 04/25/37	475	464
Series 2007-6 Class 2A1 0.389% due 07/25/37	223	209
Origen Manufactured Housing Series 2005-B Class A4 5.910% due 01/15/37	100	109

Russell Investment Grade Bond Fund	129

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-A Class A1 (Ê) 0.491% due 11/15/18	185	172
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-6 Class A2C 0.489% due 09/25/37	2,390	871
Park Place Securities, Inc. (Ê) Series 2004-MHQ Class M1 1.029% due 12/25/34	1,673	1,633
Series 2004-WCW Class M1 0.949% due 10/25/34	1,211	1,135
Series 2004-WWF Class M1 0.959% due 12/25/34	664	662
Series 2005-WCW Class M1 0.779% due 09/25/35	370	231
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	233	200
RAAC Series (Ê)(Þ) Series 2006-RP2 Class A 0.579% due 02/25/37	406	255
Renaissance Home Equity Loan Trust Series 2003-3 Class A (Ê) 0.829% due 12/25/33	306	247
Series 2005-1 Class M1 5.357% due 05/25/35	172	76
Series 2005-2 Class AF4 4.934% due 08/25/35	585	496
Series 2006-1 Class AF6 5.746% due 05/25/36	294	184
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	202	185
Series 2003-RS2 Class AII (Ê) 1.009% due 03/25/33	84	52
Series 2003-RS3 Class AII (Ê) 1.049% due 04/25/33	53	33
Residential Asset Securities Corp. Series 2001-KS1 Class AI6 6.349% due 03/25/32	444	371
Series 2001-KS1 Class AII (Ê) 0.799% due 03/25/32	36	34
Series 2001-KS3 Class AII (Ê) 0.789% due 09/25/31	38	27
Series 2003-KS2 Class MI1 4.800% due 04/25/33	265	153
Series 2003-KS2 Class MI3 6.100% due 04/25/33	103	15
Series 2003-KS4 Class AIIB (Ê) 0.909% due 06/25/33	134	65
Series 2005-KS1 Class A2 (Ê) 0.579% due 01/25/36	1,786	1,685
SACO I, Inc. (Ê) Series 2005-WM3 Class A1 0.849% due 09/25/35	50	15
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 0.869% due 03/25/35	57	40

	Principal Amount ($) or Shares	Market Value $
Security National Mortgage Loan Trust (Ê)(Þ) Series 2006-3A Class A1 0.609% due 01/25/37	220	201
Sierra Receivables Funding Co. (Ê)(Þ) Series 2006-1A Class A2 0.488% due 05/20/18	104	97
SLM Student Loan Trust (Ê) Series 2003-11 Class A6 (Å) 0.827% due 12/15/25	400	399
Series 2008-2 Class A1 0.798% due 01/25/15	92	92
Series 2008-6 Class A1 0.898% due 10/27/14	529	529
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	52	56
Soundview Home Equity Loan Trust (Ê) Series 2006-WF2 Class A2C 0.469% due 12/25/36	2,550	2,066
Specialty Underwriting & Residential Finance (Ê) Series 2003-BC1 Class A 1.009% due 01/25/34	25	19
Structured Asset Securities Corp. Series 2002-AL1 Class A3 3.450% due 02/25/32	321	295
Series 2002-HF1 Class A (Ê) 0.619% due 01/25/33	10	9
Series 2006-BC3 Class A2 (Ê) 0.379% due 10/25/36	58	57
Series 2007-BC3 Class 2A2 (Ê) 0.469% due 05/25/47	2,300	1,433
Student Loan Consolidation Center (Ê)(Þ)
Series 2002-1 Class A3 2.240% due 03/01/42	350	311

Series 2002-2 Class A14 1.730% due 07/01/42	550	489
Truman Capital Mortgage Loan Trust (Ê)(Þ)
Series 2006-1 Class A 0.589% due 03/25/36	838	486

		58,210

Corporate Bonds and Notes - 21.0%
Abbott Laboratories 5.125% due 04/01/19	930	1,049
Air 2 US (Þ) 8.027% due 10/01/19	517	479
Alcoa, Inc. (Ñ)
5.375% due 01/15/13	2,600	2,764
6.000% due 07/15/13	30	33
Allstate Life Global Funding Trusts 5.375% due 04/30/13	400	440
Ally Financial, Inc. 8.000% due 12/31/18	159	154

130	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Altria Group, Inc.
8.500% due 11/10/13	220	261
9.700% due 11/10/18	1,900	2,489
9.250% due 08/06/19	330	425
9.950% due 11/10/38	1,185	1,655
10.200% due 02/06/39	810	1,144
American Airlines Pass Through Trust 2009-1A 10.375% due 07/02/19	986	1,105
American Express Bank FSB
Series GMTN 3.150% due 12/09/11	500	518
American Express Co.
7.000% due 03/19/18	200	236
8.125% due 05/20/19	140	178
6.800% due 09/01/66 (Ñ)	170	166
American Express Credit Corp.
5.875% due 05/02/13	2,400	2,643
5.125% due 08/25/14	530	577
American General Finance Corp.
0.716% due 08/17/11 (Ê)	2,000	1,845
6.900% due 12/15/17	130	111
American International Group, Inc.
5.050% due 10/01/15 (Ñ)	200	192
5.850% due 01/16/18	80	76
6.250% due 03/15/87	1,800	1,310
Series WI 8.250% due 08/15/18	1,760	1,888

Anadarko Petroleum Corp.
5.950% due 09/15/16 (Ñ)	420	405
6.450% due 09/15/36	210	189
6.200% due 03/15/40	95	84
Analog Devices, Inc. 5.000% due 07/01/14	755	823
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 03/26/13 (Þ)	1,970	2,003
5.375% due 01/15/20	4,060	4,485
5.000% due 04/15/20 (Þ)	70	75
Apache Corp.
6.000% due 09/15/13	460	516
6.000% due 01/15/37	200	222
Appalachian Power Co.
Series O 5.650% due 08/15/12	175	188
ASIF Global Financing XIX (Þ)
4.900% due 01/17/13	50	50
AT&T, Inc.
5.100% due 09/15/14	240	269
6.550% due 02/15/39	100	115
Baker Hughes, Inc. 7.500% due 11/15/18	510	636
Bank of America Capital Trust XIV (ƒ) 5.630% due 09/29/49	20	14
Bank of America Capital Trust XV (Ê) 1.338% due 06/01/56	1,300	793
Bank of America Corp.
4.500% due 04/01/15 (Ñ)	9,200	9,506
6.500% due 08/01/16	1,195	1,330

	Principal Amount ($) or Shares	Market Value $
6.000% due 09/01/17	655	707
5.750% due 12/01/17	950	1,004
7.625% due 06/01/19 (Ñ)	750	877
5.625% due 07/01/20	270	279
Series MTNL 5.650% due 05/01/18	2,310	2,418
Bank of America NA
Series BKNT 0.817% due 06/15/16 (Ê)(Ñ)	1,200	1,078
0.837% due 06/15/17 (Ê)	1,340	1,150
6.100% due 06/15/17	1,500	1,597
6.000% due 10/15/36	300	293
BankAmerica Capital III (Ê)
Series * 1.096% due 01/15/27	700	464
BB&T Corp. 3.850% due 07/27/12	740	775
Bear Stearns Cos. LLC (The)
6.400% due 10/02/17	1,020	1,159
7.250% due 02/01/18	425	506
BellSouth Corp. (Ñ) 4.750% due 11/15/12	20	22
Berkshire Hathaway, Inc. 3.200% due 02/11/15	530	554
Boeing Capital Corp. 4.700% due 10/27/19	120	130
Boeing Co. (The) 4.875% due 02/15/20	760	843
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	168	182
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	90	106
CareFusion Corp. (Ñ) 4.125% due 08/01/12	600	627
Carolina Power & Light Co. 6.500% due 07/15/12	5	5
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	743
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	100	132
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	125	139
Series B 7.875% due 04/01/13	545	629
Citibank NA
1.875% due 06/04/12 (Ñ)	100	102
Series FXD 1.875% due 05/07/12	600	613
Citicorp 7.250% due 10/15/11	460	485
Citigroup Capital XXI (Ñ) 8.300% due 12/21/57	1,000	1,030
Citigroup Funding, Inc.
1.875% due 10/22/12	700	716
2.250% due 12/10/12 (Ñ)	300	310

Russell Investment Grade Bond Fund	131

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Citigroup, Inc.
2.875% due 12/09/11 (Ñ)	1,500	1,547
5.500% due 08/27/12 (Ñ)	500	528
5.625% due 08/27/12	300	314
5.300% due 10/17/12 (Ñ)	200	211
5.500% due 04/11/13	675	717
5.850% due 07/02/13 (Ñ)	100	107
6.500% due 08/19/13	1,455	1,596
6.000% due 12/13/13	1,270	1,367
5.000% due 09/15/14	1,840	1,876
5.500% due 10/15/14	80	85
6.010% due 01/15/15	450	485
6.000% due 08/15/17	300	318
6.125% due 11/21/17	1,980	2,120
6.125% due 05/15/18	670	717
8.500% due 05/22/19	1,540	1,871
6.125% due 08/25/36	500	469
6.875% due 03/05/38	1,650	1,771
8.125% due 07/15/39	2,975	3,620
Clorox Co. 5.450% due 10/15/12	445	484
Columbus Southern Power Co.
Series C 5.500% due 03/01/13	85	93
Comcast Cable Holdings LLC 9.800% due 02/01/12	715	801
Comcast Corp.
6.500% due 01/15/15	1,050	1,224
6.300% due 11/15/17 (Ñ)	1,125	1,302
5.875% due 02/15/18	880	997
5.150% due 03/01/20	360	386
6.500% due 11/15/35	350	389
6.550% due 07/01/39 (Ñ)	1,050	1,181
ConocoPhillips 5.900% due 05/15/38	60	68
ConocoPhillips Holding Co. (Ñ) 6.950% due 04/15/29	715	885
Continental Airlines 2007-1 Class A Pass Through Trust
Series 071A 5.983% due 10/19/23	3,433	3,476
Continental Airlines 2009-1 Class A Pass Through Trust 9.000% due 07/08/16	480	523
Countrywide Financial Corp.
Series MTN 5.800% due 06/07/12	450	478
COX Communications, Inc. 5.450% due 12/15/14	350	393
Credit Agricole SA (ƒ)(Þ) 8.375% due 10/29/49	560	582
Credit Suisse USA, Inc. (Ñ) 5.500% due 08/15/13	115	126
CRH America, Inc. 6.950% due 03/15/12	765	825
CVS Caremark Corp.
6.600% due 03/15/19	930	1,089
6.250% due 06/01/27	815	895

	Principal Amount ($) or Shares	Market Value $
CVS Pass-Through Trust
5.789% due 01/10/26 (Þ)	245	251
5.880% due 01/01/28	12	12
6.036% due 01/01/28	1,018	1,056
7.507% due 01/10/32 (Þ)	377	434
Dell, Inc. (Ñ) 5.650% due 04/15/18	475	536
Delta Air Lines, Inc.
6.200% due 07/02/18 (Ñ)	1,725	1,755
Series 01A2 7.111% due 03/18/13	3,584	3,763
Series 071A 6.821% due 02/10/24	1,816	1,839
Devon Energy Corp. 7.950% due 04/15/32	520	696
Dominion Resources, Inc.
5.700% due 09/17/12	455	493
8.875% due 01/15/19	390	520
Dow Chemical Co. (The) (Ñ) 8.550% due 05/15/19	3,250	4,059
DPL, Inc. 6.875% due 09/01/11	495	522
Dr Pepper Snapple Group, Inc. 6.820% due 05/01/18	780	938
Duke Energy Carolinas LLC
6.250% due 01/15/12	3,185	3,427
5.625% due 11/30/12	265	290
6.000% due 01/15/38	325	375
Duke Energy Corp.
6.300% due 02/01/14	225	256
3.950% due 09/15/14	410	436
Duke University (Ñ)
4.200% due 04/01/14	1,300	1,410
5.150% due 04/01/19	1,000	1,114
Eastman Kodak Co. 7.250% due 11/15/13	70	68
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	1,700	1,799
Energy Future Holdings Corp.
Series P (Ñ) 5.550% due 11/15/14	150	85
Series Q 6.500% due 11/15/24	90	39
Series R 6.550% due 11/15/34	635	270
Energy Transfer Partners, LP 9.000% due 04/15/19	630	772
Enterprise Products Operating LLC Series O 9.750% due 01/31/14	830	1,015
ERAC USA Finance LLC (þ) 7.000% due 10/15/37	1,250	1,383
Exelon Corp.
4.900% due 06/15/15	865	939
5.625% due 06/15/35	330	328
Express Scripts, Inc. 5.250% due 06/15/12	375	401

132	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Farmers Exchange Capital (þ)
7.050% due 07/15/28	1,035	966
7.200% due 07/15/48	700	631
Farmers Insurance Exchange (þ) 8.625% due 05/01/24	610	682
FirstEnergy Corp.
Series B 6.450% due 11/15/11	67	70
Series C 7.375% due 11/15/31	1,215	1,332
Florida Gas Transmission Co. LLC (Å) 5.450% due 07/15/20	1,750	1,852
Fortune Brands, Inc. (Ñ) 3.000% due 06/01/12	1,250	1,266
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	1,090	1,218
General Electric Capital Corp.
3.000% due 12/09/11	2,700	2,782
2.125% due 12/21/12 (Ñ)	1,370	1,411
2.800% due 01/08/13 (Ñ)	1,545	1,580
5.900% due 05/13/14 (Ñ)	1,040	1,163
5.625% due 05/01/18	1,270	1,385
5.875% due 01/14/38	3,315	3,317
6.875% due 01/10/39	1,500	1,691
6.375% due 11/15/67	770	735
Series EMTN (Ê) 0.595% due 03/20/14	800	750
Series GMTN
2.000% due 09/28/12	600	615
2.625% due 12/28/12	2,900	3,023
6.000% due 08/07/19	400	443
Series MTNA (Ê) 0.797% due 09/15/14	830	791
General Electric Co. 5.250% due 12/06/17	505	557
Gerdau Holdings, Inc. Series REGS 7.000% due 01/20/20	1,200	1,278
GlaxoSmithKline Capital, Inc. 5.650% due 05/15/18	1,220	1,411
Goldman Sachs Capital II (ƒ) 5.793% due 06/01/43	960	770
Goldman Sachs Group, Inc. (The)
1.100% due 12/05/11 (Ê)	850	860
6.600% due 01/15/12 (Ñ)	60	64
5.300% due 02/14/12 (Ñ)	1,795	1,883
3.625% due 08/01/12	100	103
5.450% due 11/01/12 (Ñ)	220	236
4.750% due 07/15/13 (Ñ)	350	374
5.250% due 10/15/13	150	163
6.250% due 09/01/17	1,025	1,120
6.150% due 04/01/18	360	388
7.500% due 02/15/19	1,534	1,782
5.375% due 03/15/20	320	329
6.000% due 06/15/20 (Ñ)	1,540	1,656
5.950% due 01/15/27 (Ñ)	250	246
6.450% due 05/01/36	125	123
6.750% due 10/01/37	2,850	2,903

	Principal Amount ($) or Shares	Market Value $
Hartford Financial Services Group, Inc.
5.250% due 10/15/11 (Ñ)	375	387
5.375% due 03/15/17	460	460
5.500% due 03/30/20	810	805
HCP, Inc.
5.950% due 09/15/11 (Ñ)	985	1,023
6.300% due 09/15/16	500	532
6.700% due 01/30/18	1,025	1,104
Health Care REIT, Inc. 6.125% due 04/15/20	1,700	1,798
Hess Corp.
8.125% due 02/15/19	570	733
7.875% due 10/01/29	110	137
7.300% due 08/15/31	435	519
Historic TW, Inc. 8.050% due 01/15/16	565	686
Humana, Inc. 7.200% due 06/15/18	270	302
ILFC E-Capital Trust II (þ) 6.250% due 12/21/65	290	197
International Business Machines Corp. 5.700% due 09/14/17	700	821
International Lease Finance Corp.
5.350% due 03/01/12 (Ñ)	200	195
5.300% due 05/01/12 (Ñ)	200	194
5.625% due 09/20/13	400	378
Jersey Central Power & Light Co. 5.625% due 05/01/16	260	284
JPMorgan Chase & Co.
5.375% due 10/01/12	1,220	1,319
5.375% due 01/15/14 (Ñ)	475	519
5.125% due 09/15/14	935	1,015
3.400% due 06/24/15 (Ñ)	240	246
5.150% due 10/01/15 (Ñ)	520	561
6.000% due 01/15/18	425	480
4.950% due 03/25/20	775	816
JPMorgan Chase Bank NA
Series BKNT 5.875% due 06/13/16	85	95

6.000% due 10/01/17	1,000	1,124
JPMorgan Chase Capital XIII (Ê)
Series M 1.483% due 09/30/34	625	475
JPMorgan Chase Capital XV 5.875% due 03/15/35	550	513
JPMorgan Chase Capital XX (Ñ)
Series T 6.550% due 09/29/36	200	192
JPMorgan Chase Capital XXIII (Ê)(Ñ) 1.436% due 05/15/77	3,495	2,501
JPMorgan Chase Capital XXVII
Series AA 7.000% due 11/01/39	930	963
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/12	1,085	1,248
8.270% due 11/15/21	425	484
Kellogg Co. 5.125% due 12/03/12	810	880

Russell Investment Grade Bond Fund	133

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kerr-McGee Corp. 6.950% due 07/01/24	290	294
Kinder Morgan Energy Partners, LP
7.125% due 03/15/12	185	200
5.000% due 12/15/13 (Ñ)	115	124
6.000% due 02/01/17	60	67
6.950% due 01/15/38	1,155	1,322
Kraft Foods, Inc.
2.625% due 05/08/13 (Ñ)	4,900	5,036
6.125% due 02/01/18 (Ñ)	900	1,039
5.375% due 02/10/20	1,660	1,816
6.500% due 02/09/40	2,630	3,029
L-3 Communications Corp. 4.750% due 07/15/20	655	669
Lehman Brothers Holdings Capital Trust VII (ƒ)(Ø) 5.857% due 11/29/49	1,450	—
Lehman Brothers Holdings, Inc. (Ø)
5.250% due 02/06/12	140	30
6.200% due 09/26/14	150	32
6.500% due 07/19/17	390	—
6.750% due 12/28/17	990	—
6.875% due 05/02/18 (Ñ)	200	44
Lorillard Tobacco Co. 8.125% due 06/23/19	1,245	1,415
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	171
MBNA Capital A
Series A 8.278% due 12/01/26	180	184
MBNA Capital B (Ê)
Series B 1.266% due 02/01/27	680	456
MBNA Corp. 6.125% due 03/01/13	445	481
Mead Johnson Nutrition Co. 4.900% due 11/01/19	50	53
Medtronic, Inc. 4.450% due 03/15/20	420	452
Merrill Lynch & Co., Inc.
6.050% due 08/15/12	200	214
5.450% due 02/05/13	3,505	3,738
6.400% due 08/28/17	690	746
6.220% due 09/15/26	815	804
6.110% due 01/29/37	1,095	1,054
MetLife, Inc. 6.125% due 12/01/11	180	190
6.750% due 06/01/16 (Ñ)	650	747
6.400% due 12/15/36	1,010	937
Series A (Ñ) 6.817% due 08/15/18	675	774
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	300	329
MidAmerican Energy Co. 5.800% due 10/15/36	300	327
Morgan Stanley 3.250% due 12/01/11 (Ñ)	2,020	2,092
5.625% due 01/09/12	510	533

	Principal Amount ($) or Shares	Market Value $
4.750% due 04/01/14 (Ñ)	250	258
6.000% due 05/13/14	680	740
0.975% due 10/18/16 (Ê)	1,235	1,092
5.450% due 01/09/17	600	621
6.250% due 08/28/17	300	320
6.625% due 04/01/18	2,825	3,072
5.625% due 09/23/19	2,575	2,617
5.500% due 07/24/20 (Ñ)	2,140	2,153
Series GMTN (Ê) 2.930% due 05/14/13	500	505
0.830% due 01/09/14	1,100	1,035
National City Bank (Ê)
Series BKNT 0.908% due 06/07/17	1,400	1,254
National Semiconductor Corp. 6.600% due 06/15/17	40	45
Nationsbank Capital Trust III (Ê)(Ñ) 1.076% due 01/15/27	500	335
NBC Universal, Inc. (Þ) 3.650% due 04/30/15	1,830	1,909
New Cingular Wireless Services, Inc. 8.750% due 03/01/31	500	698
News America Holdings, Inc. 7.900% due 12/01/95	295	348
8.250% due 10/17/96	65	74
News America, Inc. 6.200% due 12/15/34	35	37
6.150% due 03/01/37	590	621
6.650% due 11/15/37	20	22
NGPL PipeCo LLC (Þ) 6.514% due 12/15/12	4,500	4,716
Nisource Finance Corp. 6.400% due 03/15/18	250	277
Northern States Power Co.
Series B 8.000% due 08/28/12	400	457
Occidental Petroleum Corp. 7.000% due 11/01/13	800	938
Ohio National Financial Services, Inc. (Þ) 6.375% due 04/30/20	5,000	5,276
Oncor Electric Delivery Co. LLC 5.950% due 09/01/13	1,080	1,200
6.800% due 09/01/18 (Ñ)	1,350	1,598
Oracle Corp. 5.750% due 04/15/18 (Ñ)	1,250	1,462
5.375% due 07/15/40 (Å)	6,270	6,378
Pacific Gas & Electric Co. 8.250% due 10/15/18	170	220
6.050% due 03/01/34	270	307
5.800% due 03/01/37	110	122
6.350% due 02/15/38	90	106
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	1,725	2,071
Pemex Project Funding Master Trust (Ñ)
Series WI 6.625% due 06/15/35	430	453
PepsiCo, Inc. 7.900% due 11/01/18	470	615

134	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Pfizer, Inc. 6.200% due 03/15/19	710	857
Philip Morris International, Inc. (Ñ) 5.650% due 05/16/18	300	338
Principal Life Income Funding Trusts 5.300% due 04/24/13	300	325
Progress Energy, Inc. 7.750% due 03/01/31	130	170
6.000% due 12/01/39	590	651
Prudential Financial, Inc. 3.875% due 01/14/15	535	551
5.375% due 06/21/20	590	613
Prudential Holdings LLC (Þ) 8.695% due 12/18/23	1,675	2,075
Public Service Co. of New Mexico 7.950% due 05/15/18	675	717
Public Service Electric & Gas Co. (Ñ) 5.300% due 05/01/18	800	882
Qwest Corp. 7.875% due 09/01/11	840	878
Reed Elsevier Capital, Inc. 8.625% due 01/15/19	450	583
Republic Services, Inc. (Þ) 6.200% due 03/01/40	340	368
Reynolds American, Inc. 7.625% due 06/01/16	220	256
Series * 7.250% due 06/01/12	40	43
Roche Holdings, Inc. (Þ) 6.000% due 03/01/19	280	330
Rockies Express Pipeline LLC (Þ) 5.625% due 04/15/20	865	841
Safeway, Inc. 3.950% due 08/15/20	1,075	1,083
Simon Property Group, LP 5.300% due 05/30/13	1,075	1,170
4.200% due 02/01/15 (Ñ)	165	175
6.100% due 05/01/16	295	335
5.250% due 12/01/16	330	364
SLM Corp. 8.450% due 06/15/18	1,000	932
Series MTNA 5.375% due 05/15/14	1,590	1,459
Southern Copper Corp. (Ñ) 5.375% due 04/16/20	375	386
Southern Natural Gas Co. (Þ) 5.900% due 04/01/17	30	32
Southern Union Co. 8.250% due 11/15/29	400	442
Southwest Airlines Co. 2007-1 Pass Through Trust
Series 07-1 6.150% due 08/01/22	154	161
Southwestern Electric Power Co. (Ñ) 6.450% due 01/15/19	770	863
State Street Capital Trust IV (Ê) 1.537% due 06/01/67	100	69

	Principal Amount ($) or Shares	Market Value $
SunTrust Capital VIII 6.100% due 12/01/66	630	525
SunTrust Preferred Capital I (ƒ) 5.853% due 12/31/49	156	105
Teachers Insurance & Annuity Association of America (Þ) 6.850% due 12/16/39	310	364
Teco Finance, Inc.
Series * 7.000% due 05/01/12	5,000	5,425
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	505	593
Texas-New Mexico Power Co. (Þ) 9.500% due 04/01/19	800	1,014
Time Warner Cable, Inc. 6.750% due 07/01/18	2,125	2,482
8.750% due 02/14/19	740	952
8.250% due 04/01/19	400	502
6.750% due 06/15/39 (Ñ)	190	216
Series WI 5.850% due 05/01/17	1,225	1,361
Time Warner Entertainment Co., LP
Series * 8.375% due 07/15/33	105	134
Time Warner, Inc. 3.150% due 07/15/15	1,820	1,862
4.875% due 03/15/20 (Ñ)	920	968
4.700% due 01/15/21	550	568
6.100% due 07/15/40	30	32
Toyota Motor Credit Corp. (Ñ) 3.200% due 06/17/15	1,265	1,320
Transcontinental Gas Pipe Line Corp.
Series B 7.000% due 08/15/11	1,900	2,005
Travelers Cos., Inc. (The) 6.250% due 03/15/37	620	588
6.250% due 06/15/37	500	569
Union Electric Co. 6.400% due 06/15/17	545	624
United Parcel Service, Inc. (Ñ) 4.500% due 01/15/13	100	108
United Technologies Corp. (Ñ) 4.500% due 04/15/20	530	579
5.400% due 05/01/35	70	74
UnitedHealth Group, Inc. 6.000% due 06/15/17	4	5
6.000% due 02/15/18	550	633
Series WI 6.500% due 06/15/37	120	132
US Bancorp 2.000% due 06/14/13	540	553
USB Capital IX (ƒ) 6.189% due 10/29/49	200	154
Valero Energy Corp. 9.375% due 03/15/19	925	1,175
6.625% due 06/15/37	1,725	1,813
Verizon Communications, Inc. 5.500% due 02/15/18	430	482

Russell Investment Grade Bond Fund	135

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.100% due 04/15/18 (Ñ)	680	787
6.400% due 02/15/38 (Ñ)	800	906
Verizon Global Funding Corp. 7.375% due 09/01/12	275	310
Verizon New Jersey, Inc.
Series A 5.875% due 01/17/12	1,315	1,395
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	290	245
Wachovia Corp. 5.500% due 05/01/13 (Ñ)	750	823
5.700% due 08/01/13 (Ñ)	725	802
5.250% due 08/01/14	460	492
5.625% due 10/15/16	400	439
Wal-Mart Stores, Inc. 5.800% due 02/15/18	410	484
6.200% due 04/15/38	90	105
Washington Mutual, Inc. (Ñ) 5.000% due 03/22/12	425	456
Waste Management, Inc.
6.375% due 11/15/12	555	611
4.750% due 06/30/20	1,045	1,086
WEA Finance LLC (Þ) 7.125% due 04/15/18	2,400	2,754
WEA Finance LLC / WT Finance Aust Pty, Ltd. (Þ)
7.500% due 06/02/14	1,070	1,237
6.750% due 09/02/19	120	138
WellPoint, Inc.
5.875% due 06/15/17	30	34
7.000% due 02/15/19	440	525
Wells Fargo & Co.
3.625% due 04/15/15 (Ñ)	1,490	1,544
Series K (ƒ)(Ñ) 7.980% due 03/29/49	900	927

Wells Fargo Capital X 5.950% due 12/01/86	200	181
Wells Fargo Capital XV (ƒ) 9.750% due 09/29/49	960	1,043
Williams Cos., Inc. (The)
7.875% due 09/01/21	241	292
7.750% due 06/15/31	1,150	1,323
Series A 7.500% due 01/15/31	315	357

Williams Partners, LP (Ñ) 5.250% due 03/15/20	760	812
WM Wrigley Jr Co. (Ñ)(Å) 3.050% due 06/28/13	5,000	5,116
Wyeth 5.950% due 04/01/37	350	403
Xerox Corp.
5.500% due 05/15/12	870	926
6.750% due 12/15/39	1,010	1,139
XTO Energy, Inc.
7.500% due 04/15/12	130	144
5.500% due 06/15/18 (Ñ)	750	869
6.500% due 12/15/18	590	726

	Principal Amount ($) or Shares	Market Value $
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	2,375	2,161

		349,057

International Debt - 5.5%
America Movil SAB de CV
5.625% due 11/15/17	180	201
5.000% due 10/16/19 (Þ)	430	456
5.000% due 03/30/20 (Þ)	610	649
Anadarko Finance Co. (Ñ)
Series B 7.500% due 05/01/31	475	463
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	1,600	1,781
ArcelorMittal 5.375% due 06/01/13	1,375	1,475
Arkle Master Issuer PLC (Ê)(Å)
Series 2006-1A Class 4A2 0.526% due 02/17/52	12,000	11,797
AstraZeneca PLC 5.900% due 09/15/17	300	353
Banco Santander Chile (Ê)(Þ) 1.771% due 04/20/12	900	899
Bank of China Hong Kong, Ltd. (Þ) 5.550% due 02/11/20	100	103
Bank of Montreal (Þ) 2.850% due 06/09/15	300	310
Bank of Scotland PLC (Þ) 5.250% due 02/21/17	230	244
Bank of Tokyo-Mitsubishi UFJ, Ltd. (Þ) 3.850% due 01/22/15	300	319
Banque Centrale de Tunisie SA 8.250% due 09/19/27	550	680
Barclays Bank PLC
5.200% due 07/10/14	280	304
6.050% due 12/04/17 (Þ)	140	146
6.750% due 05/22/19	880	1,017
5.125% due 01/08/20	230	239
Barrick Gold Corp. 6.950% due 04/01/19	510	627
BHP Billiton Finance USA, Ltd. (Ñ) 6.500% due 04/01/19	890	1,082
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	1,900	1,653
BP Capital Markets PLC (Ñ)
5.250% due 11/07/13	650	657
3.875% due 03/10/15	650	621
Commonwealth Bank of Australia (Þ)
3.750% due 10/15/14	250	261
5.000% due 10/15/19 (Ñ)	110	117
Corp. Nacional del Cobre de Chile (Þ)
7.500% due 01/15/19	400	501
6.150% due 10/24/36	100	113
Credit Suisse AG 5.400% due 01/14/20	820	864
Credit Suisse Guernsey, Ltd.
5.860% due 05/29/49 (ƒ)	520	473

136	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1 (Ê)(ƒ)(Ñ) 1.126% due 05/29/49	725	513
Credit Suisse NY
5.000% due 05/15/13	1,000	1,083
5.500% due 05/01/14	500	550
6.000% due 02/15/18	500	543
5.300% due 08/13/19	60	66
Danske Bank A/S (Ñ)(Þ) 2.500% due 05/10/12	300	307
Depfa ACS Bank (Å) 5.125% due 03/16/37	400	292
Deutsche Bank AG 5.375% due 10/12/12	350	382
Deutsche Bank AG (Ñ) 6.000% due 09/01/17	1,000	1,135
Deutsche Telekom International Finance BV (Ñ) 5.750% due 03/23/16	540	607
Devon Financing Corp. 6.875% due 09/30/11	5,000	5,304
Dexia Credit Local (Ê)(Þ)
1.188% due 09/23/11	500	501
0.961% due 04/29/14	1,700	1,698
Diageo Capital PLC 4.828% due 07/15/20	980	1,064
Electricite De France (Þ)
5.500% due 01/26/14 (Ñ)	400	445
6.500% due 01/26/19	400	478
6.950% due 01/26/39	400	511
European Investment Bank 2.375% due 03/14/14	825	847
Export-Import Bank of China (Þ) 4.875% due 07/21/15	200	219
FIH Erhvervsbank A/S (Ê)(Þ) 0.907% due 06/13/13	5,900	5,890
Gaz Capital SA for Gazprom
7.343% due 04/11/13 (Þ)	100	108
6.212% due 11/22/16 (Þ)	100	104
8.146% due 04/11/18 (Ñ)(Þ)	500	568
Series REGS 8.146% due 04/11/18	1,600	1,812
Gazprom International SA for Gazprom
Series regs 7.201% due 02/01/20	64	68
General Electric Capital Corp. (Þ) 5.500% due 09/15/67	300	334
General Motors Corp. 8.375% due 07/05/33	160	75
Gerdau Holdings, Inc. (Ñ)(Þ) 7.000% due 01/20/20	600	639
Glitnir Banki HF (Å)
6.375% due 09/25/12	390	108
6.693% due 06/15/16	700	1
Grupo Bimbo SAB de CV (Þ) 4.875% due 06/30/20	885	897
HBOS Capital Funding, LP (ƒ)(Þ) 6.071% due 06/29/49	110	85
HBOS PLC (Þ) Series GMTN 6.750% due 05/21/18	2,425	2,332

	Principal Amount ($) or Shares	Market Value $
HSBC Holdings PLC
6.500% due 05/02/36	500	543
6.500% due 09/15/37	500	542
Ingersoll-Rand Global Holding Co., Ltd. 9.500% due 04/15/14	565	698
Itau Unibanco Holding SA (Ñ)(Þ) 6.200% due 04/15/20	1,800	1,908
Kaupthing Bank Hf (Å)(Ø)
5.750% due 10/04/11	100	25
7.625% due 02/28/15	1,210	296
7.125% due 05/19/16	1,480	—
Klio Funding, Ltd. (Ê)(Þ)
Series 2004-1A Class A1 0.897% due 04/23/39	3,135	16
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	155	166
LBG Capital No. 1 PLC (ƒ) 8.500% due 12/29/49	200	168
Lloyds TSB Bank PLC (Þ)
4.375% due 01/12/15	400	405
5.800% due 01/13/20	860	876
Mexico Government International Bond
6.050% due 01/11/40	200	217
Series MTNA 6.750% due 09/27/34	333	396
Morgan Stanley Bank AG for OAO Gazprom
Series REGS 9.625% due 03/01/13	100	113
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	200	198
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	600	656
Navigator CDO, Ltd. (Ê)(Þ)
Series 2003-1A Class A2 1.286% due 11/15/15	1,800	1,768
Nordea Bank AB (Þ)
3.700% due 11/13/14	360	375
4.875% due 01/27/20	240	254
Petrobras International Finance Co.-Pifco
6.125% due 10/06/16	150	166
5.750% due 01/20/20	142	151
Petroleos Mexicanos (Þ)
6.000% due 03/05/20	400	427
5.500% due 01/21/21 (Å)	130	134
Rabobank Nederland NV (ƒ)(Þ) 11.000% due 06/29/49	305	385
Ras Laffan Liquefied Natural Gas Co., Ltd. II Series REGS 5.298% due 09/30/20	300	321
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	260
Series REGS 5.832% due 09/30/16	1,300	1,414
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	98

Russell Investment Grade Bond Fund	137

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	405	385
Rio Tinto Finance USA, Ltd. 6.500% due 07/15/18 (Ñ)	630	735
9.000% due 05/01/19	730	977
Royal Bank of Scotland Group PLC 6.400% due 10/21/19	570	602
Series 1 (ƒ) 9.118% due 03/31/49	200	175
Series U (ƒ) 7.640% due 03/29/49	100	62
Royal Bank of Scotland PLC (The) 3.000% due 12/09/11 (Þ)	500	513
4.875% due 03/16/15	1,170	1,209
RSHB Capital SA for OJSC Russian Agricultural Bank (Þ) 6.299% due 05/15/17	110	112
Russia Government International Bond Series REGS 7.500% due 03/31/30	44	51
Santander Perpetual SA Unipersonal (Þ) 3.724% due 01/20/15	400	402
Shell International Finance BV 4.375% due 03/25/20	730	771
Shinsei Finance Cayman, Ltd. (ƒ)(Þ) 6.418% due 01/29/49	630	406
Siemens Financieringsmaatschappij NV (Þ) 5.500% due 02/16/12	1,400	1,488
SLM Corp. 3.125% due 09/17/12	400	475
Societe Financement de l’Economie Francaise (Þ) 2.375% due 03/26/12	300	307
0.726% due 07/16/12 (Ê)	1,000	1,006
Sumitomo Mitsui Banking Corp. (Å) 3.150% due 07/22/15	600	619
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	112	116
Telecom Italia Capital SA 5.250% due 10/01/15	690	727
6.999% due 06/04/18	470	528
Telefonica Emisiones SAU 2.582% due 04/26/13	1,105	1,115
5.134% due 04/27/20	585	615
Temasek Financial I, Ltd. (Þ) 4.300% due 10/25/19	300	314
TNK-BP Finance SA Series 144a (Þ) 7.500% due 07/18/16	100	108
Series REGS 7.875% due 03/13/18	1,600	1,763
Total Capital SA (Ñ) 4.450% due 06/24/20	200	212
TransCapitalInvest, Ltd. for OJSC AK Transneft 8.700% due 08/07/18 (Þ)	200	243

	Principal Amount ($) or Shares	Market Value $
Series REGS 8.700% due 08/07/18	200	241
Transocean, Inc. (Ñ) 5.250% due 03/15/13	280	275
Tyco International Finance SA 6.000% due 11/15/13	835	942
UBS AG 1.584% due 02/23/12 (Ê)	500	503
Series DPNT 3.875% due 01/15/15	770	791
Vale Overseas, Ltd. 6.250% due 01/23/17	100	111
6.875% due 11/21/36	497	549
Vodafone Group PLC 4.150% due 06/10/14	295	313
White Nights Gazprom 10.500% due 03/08/14	200	240
10.500% due 03/25/14	200	240

		91,188

Mortgage-Backed Securities - 33.8%
Adjustable Rate Mortgage Trust (Ê) Series 2005-3 Class 8A2 0.569% due 07/25/35	144	122
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 2.759% due 02/25/45	150	136
Series 2005-4 Class 1A1 0.619% due 11/25/45	615	378
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.829% due 04/25/33	78	69
Series 2003-10 Class 2A2 (Ê) 0.779% due 12/25/33	235	210
Series 2006-5 Class CB17 6.000% due 06/25/46	620	453
Banc of America Commercial Mortgage, Inc. Series 2005-2 Class A4 4.783% due 07/10/43	1,072	1,117
Series 2005-3 Class A2 4.501% due 07/10/43	318	322
Series 2006-1 Class A4 5.372% due 09/10/45	910	985
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,396
Series 2006-6 Class A4 5.356% due 10/10/45	600	612
Series 2007-2 Class AAB 5.817% due 04/10/49	990	1,052
Series 2007-3 Class A3 5.658% due 06/10/49	200	216
Series 2007-5 Class A3 5.620% due 02/10/51	20	21
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	694	631

138	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-D Class A1 (Ê) 2.915% due 05/25/35	273	269
Series 2006-A Class 3A2 5.716% due 02/20/36	307	190
Series 2007-E Class 4A1 (Ê) 5.718% due 07/20/47	742	508
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.779% due 12/25/33	138	137
Series 2004-1 Class 5A1 6.500% due 09/25/33	28	29
Series 2004-2 Class 5A1 6.500% due 10/25/31	36	36
Series 2004-11 Class 2A1 5.750% due 01/25/35	519	524
Series 2005-H Class 2A5 (Ê) 4.765% due 09/25/35	575	453
Series 2005-L Class 3A1 (Ê) 5.402% due 01/25/36	351	327
Series 2006-2 Class A15 6.000% due 07/25/46	426	393
Series 2006-B Class 1A1 (Ê) 4.264% due 10/20/46	169	94
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1 5.676% due 02/25/33	12	12
Series 2004-1 Class 23A1 (Ê) 5.467% due 04/25/34	160	152
Series 2004-8 Class 2A1 3.394% due 11/25/34	497	421
Series 2004-9 Class 22A1 (Ê) 4.034% due 11/25/34	125	117
Series 2004-10 Class 22A1 4.999% due 01/25/35	150	151
Series 2005-2 Class A1 (Ê) 2.760% due 03/25/35	2,006	1,811
Series 2005-12 Class 13A1 5.381% due 02/25/36	121	103
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.765% due 05/25/35	375	291
Series 2005-7 Class 22A1 3.805% due 09/25/35	250	188
Bear Stearns Commercial Mortgage Securities Series 2007-PW1 Class A4 5.331% due 02/11/44	1,250	1,258
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.125% due 01/26/36	399	248
Series 2007-R6 Class 2A1 5.530% due 12/26/46	208	136
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	269	277
Series 2005-A1 Class 2A2 (Ê) 5.211% due 12/25/35	665	617

	Principal Amount ($) or Shares	Market Value $
Series 2006-A1 Class 1A1 (Ê) 5.981% due 09/25/36	152	148
Series 2006-S4 Class A3 6.000% due 12/25/36	506	498
Series 2006-S4 Class A4 6.000% due 12/25/36	92	88
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB Class A2 (Ê) 3.339% due 02/25/34	23	22
Series 2005-3 Class 2A2B 3.410% due 08/25/35	473	246
Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	258	236
Series 2005-11 Class A3 (Ê) 4.900% due 12/25/35	389	339
Series 2007-AR8 Class 2A1A 5.829% due 07/25/37	459	333
Series 2010-3 Class 4A1 (Ê)(Þ) 4.625% due 02/25/36	804	789
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.223% due 07/15/44	765	832
Series 2006-CD3 Class A5 5.617% due 10/15/48	685	724
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	329	239
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.016% due 12/10/49	2,500	2,553
Series 2008-LS1 Class AJ 6.016% due 10/10/17	275	147
Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4 (Ê) 0.729% due 03/25/34	221	208
Series 2005-J8 Class 1A3 5.500% due 07/25/35	604	510
Series 2005-J13 Class 2A3 5.500% due 11/25/35	227	181
Series 2006-9T1 Class A7 6.000% due 05/25/36	251	166
Series 2006-J2 Class A3 6.000% due 04/25/36	397	316
Series 2007-J2 Class 2A1 6.000% due 07/25/37	579	439
Series 2007-OA6 Class A1B (Ê) 0.529% due 06/25/37	575	302
Series 2007-OA7 Class A1A (Ê) 0.509% due 05/25/47	556	290
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-16 Class 1A1 (Ê) 0.729% due 09/25/34	214	120
Series 2004-22 Class A3 3.505% due 11/25/34	322	275
Series 2004-HYB Class 1A1 3.189% due 02/20/35	694	590

Russell Investment Grade Bond Fund	139

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-R2 Class 1AF1 (Ê)(Þ) 0.749% due 11/25/34	29	24
Series 2005-3 Class 1A2 (Ê) 0.619% due 04/25/35	121	73
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	104	76
Series 2005-R1 Class 1AF1 (Ê)(Þ) 0.689% due 03/25/35	36	29
Series 2005-R3 Class AF (Ê)(Þ) 0.729% due 09/25/35	645	522
Series 2006-HYB Class 2A1A 5.568% due 05/20/36	536	386
Series 2006-OA4 Class A1 (Ê) 1.373% due 04/25/46	323	152
Series 2007-18 Class 2A1 6.500% due 11/25/37	461	393
Series 2007-HY1 Class 1A2 5.579% due 04/25/37	250	48
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class A3 4.321% due 01/15/37	110	112
Series 2005-9 Class 2A1 5.500% due 10/25/35	945	826
Series 2005-C4 Class A3 5.120% due 08/15/38	5,050	5,228
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A1 5.250% due 03/15/39	377	381
Series 2006-C4 Class A3 5.467% due 09/15/39	1,350	1,366
Series 2006-C5 Class A3 5.311% due 12/15/39	750	759
Series 2006-TFL Class A1 (Ê)(Þ) 0.461% due 04/15/21	174	165
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	2,386
Series 2007-C3 Class A4 5.722% due 06/15/39	2,400	2,331
Series 2007-C5 Class A3 5.694% due 09/15/40	545	563
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	1,155
Series 2008-C1 Class A3 6.215% due 02/15/41	1,570	1,583
CW Capital Cobalt, Ltd. Series 2007-C3 Class A4 5.818% due 05/15/46	820	816
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 3.069% due 08/25/35	1,060	548
Deutsche Mortgage Securities, Inc. (Þ) Series 2005-WF1 Class 1A3 5.190% due 06/26/35	920	781

	Principal Amount ($) or Shares	Market Value $
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B (Ê) 2.654% due 07/19/44	105	75
Series 2005-AR6 Class 2A1A (Ê) 0.631% due 10/19/45	553	316
Fannie Mae 5.190% due 2012	711	759
7.000% due 2012	1	1
5.500% due 2013	18	21
6.500% due 2013	20	22
6.500% due 2015	8	9
7.000% due 2015	6	6
6.000% due 2016	17	19
6.500% due 2016	59	64
9.000% due 2016	—	—
5.500% due 2017	109	117
6.000% due 2017	724	789
6.500% due 2017	141	153
7.500% due 2017	—	—
8.500% due 2017	2	2
4.500% due 2018	856	918
5.000% due 2018	776	834
5.500% due 2018	787	854
6.500% due 2018	170	188
5.000% due 2019	1,141	1,229
6.500% due 2019	84	93
4.000% due 2020	503	534
4.500% due 2020	400	428
5.000% due 2020	540	580
6.500% due 2020	37	42
4.000% due 2021	251	267
5.500% due 2021	10	10
6.000% due 2021	120	131
4.500% due 2022	359	383
5.000% due 2022	529	566
5.500% due 2022	884	957
5.000% due 2023	535	572
4.500% due 2024	620	658
5.000% due 2024	253	270
5.500% due 2024	603	653
8.000% due 2024	67	78
8.500% due 2024	15	18
9.000% due 2024	3	4
4.000% due 2025	917	959
4.500% due 2025	5,968	6,345
7.000% due 2025	11	12
8.000% due 2025	1	1
8.500% due 2025	22	24
6.000% due 2026	205	224
7.000% due 2026	19	21
9.000% due 2026	4	5
7.000% due 2027	2	2
9.000% due 2027	1	1
6.500% due 2028	302	337
6.500% due 2029	854	955
6.500% due 2030	5	5
8.000% due 2030	87	101

140	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.500% due 2031	91	102
8.000% due 2031	71	82
5.500% due 2032	36	39
6.000% due 2032	150	166
6.500% due 2032	1,078	1,205
7.000% due 2032	225	252
8.000% due 2032	3	4
2.704% due 2033 (Ê)	265	276
2.728% due 2033 (Ê)	112	117
4.500% due 2033	4,973	5,253
5.000% due 2033	2,559	2,744
5.500% due 2033	5,868	6,352
6.000% due 2033	170	187
6.500% due 2033	274	305
4.500% due 2034	91	96
5.000% due 2034	446	477
5.500% due 2034	5,302	5,737
6.000% due 2034	2,258	2,486
6.500% due 2034	572	635
2.383% due 2035 (Ê)	220	226
2.386% due 2035 (Ê)	313	320
2.387% due 2035 (Ê)	159	163
2.401% due 2035 (Ê)	135	138
2.410% due 2035 (Ê)	135	139
2.411% due 2035 (Ê)	117	120
2.417% due 2035 (Ê)	119	122
2.418% due 2035 (Ê)	865	888
2.643% due 2035 (Ê)	311	324
2.892% due 2035 (Ê)	158	163
4.500% due 2035	372	391
5.000% due 2035	5,029	5,375
5.500% due 2035	2,887	3,124
6.000% due 2035	3,483	3,828
5.000% due 2036	2,541	2,715
5.500% due 2036	7,264	7,839
6.000% due 2036	2,094	2,276
6.500% due 2036	1,846	2,030
7.000% due 2036	85	96
5.499% due 2037 (Ê)	502	535
5.500% due 2037	1,648	1,781
5.773% due 2037 (Ê)	48	51
6.000% due 2037	3,824	4,160
6.500% due 2037	3,406	3,719
5.000% due 2038	770	824
5.500% due 2038	1,152	1,245
6.000% due 2038	4,890	5,314
4.500% due 2039	1,417	1,485
6.500% due 2039	440	483
4.500% due 2040	2,945	3,082
5.500% due 2040	2,000	2,153
1.602% due 2044 (Ê)	93	93
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	617	99

Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	1,414	160

	Principal Amount ($) or Shares	Market Value $
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 2019	1,560	174
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	1,669	255
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	407	48
15 Year TBA (Ï)
3.500%	11,555	11,834
4.500%	1,245	1,319
5.000%	1,630	1,741
5.500%	2,645	2,860
30 Year TBA (Ï)
3.500%	700	701
4.000%	14,045	14,494
4.500%	41,195	43,015
5.000%	20,380	21,717
5.500%	11,425	12,310
6.000%	1,560	1,700
6.500%	6,355	6,959
Fannie Mae Grantor Trust (Ê)
Series 2002-T5 Class A1 0.569% due 05/25/32	445	404
Series 2003-T4 Class 1A 0.549% due 09/26/33	132	123
Fannie Mae REMICS
Series 1992-158 Class ZZ 7.750% due 08/25/22	146	163
Series 1999-56 Class Z 7.000% due 12/18/29	254	285
Series 2003-21 Class M 5.000% due 02/25/17	9	9
Series 2003-32 Class FH (Ê) 0.729% due 11/25/22	115	115
Series 2003-35 Class FY (Ê) 0.729% due 05/25/18	664	661
Series 2003-37 Class HY 5.000% due 12/25/16	156	159
Series 2003-78 Class FI (Ê) 0.729% due 01/25/33	257	257
Series 2004-21 Class FL (Ê) 0.679% due 11/25/32	153	152
Series 2005-65 Class FP (Ê) 0.579% due 08/25/35	19	19
Series 2006-5 Class 3A2 (Ê) 2.845% due 05/25/35	46	49
Series 2006-48 Class LG Principal Only STRIP Zero coupon due 06/25/36	71	71
Series 2007-30 Class AF (Ê) 0.639% due 04/25/37	462	461
Series 2007-73 Class A1 (Ê) 0.389% due 07/25/37	372	372
Series 2009-70 Class PS (Ê) 6.421% due 01/25/37	10,126	1,524

Russell Investment Grade Bond Fund	141

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae Whole Loan
Series 2003-W1 Class 1A1 6.500% due 12/25/42	45	50
Series 2003-W5 Class A (Ê) 0.549% due 04/25/33	158	150
Series 2003-W9 Class A (Ê) 0.569% due 06/25/33	245	233
Series 2004-W2 Class 5AF (Ê) 0.679% due 03/25/44	292	276
FDIC Structured Sale Guaranteed Notes (Ê)(Þ) Series 2010-S1 Class 1A 0.866% due 02/25/48	895	897
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 1.613% due 02/25/45	48	48
FHA Project Citi 68 NP 7.430% due 06/27/21	65	65
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê) 2.319% due 09/25/34	228	201
Series 2006-AA7 Class A1 (Ê) 6.414% due 01/25/37	1,847	985
Series 2006-FA3 Class A6 6.000% due 07/25/36	255	212
First Horizon Asset Securities, Inc. (Ê) Series 2005-AR5 Class 3A1 5.561% due 10/25/35	144	136
Freddie Mac
8.000% due 2012	1	1
6.000% due 2013	6	8
7.000% due 2014	7	7
12.000% due 2014	—	—
6.000% due 2016	150	164
9.000% due 2016	44	52
6.000% due 2017	232	254
8.000% due 2017	9	11
4.500% due 2018	826	884
5.000% due 2018	225	241
4.500% due 2019	250	267
5.000% due 2019	403	434
5.500% due 2019	484	525
5.500% due 2020	1,302	1,412
6.000% due 2022	20	21
9.000% due 2024	5	6
6.500% due 2025	8	9
8.000% due 2025	9	11
9.000% due 2025	7	8
9.000% due 2026	1	1
2.814% due 2027 (Ê)	17	17
6.500% due 2027	—	—
8.500% due 2027	36	42
6.500% due 2028	124	136
6.500% due 2029	177	196

	Principal Amount ($) or Shares	Market Value $
3.017% due 2030 (Ê)	7	7
6.500% due 2031	258	287
5.500% due 2032	1,657	1,793
6.000% due 2032	34	37
6.500% due 2032	364	405
7.000% due 2032	278	317
7.500% due 2032	34	39
5.000% due 2033	565	604
5.500% due 2033	1,557	1,684
6.000% due 2033	7	8
6.500% due 2033	117	129
2.374% due 2034 (Ê)	115	118
4.500% due 2034	285	300
5.000% due 2034	2,488	2,663
5.500% due 2034	1,350	1,458
6.000% due 2034	139	153
6.500% due 2034	120	134
5.000% due 2035	2,442	2,609
5.500% due 2035	409	441
6.000% due 2035	334	368
5.000% due 2036	451	482
5.500% due 2036	2,248	2,424
5.777% due 2036 (Ê)	158	167
5.915% due 2036 (Ê)	406	429
5.965% due 2036 (Ê)	224	238
6.000% due 2036	532	582
6.178% due 2036 (Ê)	255	270
5.000% due 2037	314	336
5.306% due 2037 (Ê)	624	660
5.427% due 2037 (Ê)	202	215
5.584% due 2037 (Ê)	115	123
5.629% due 2037 (Ê)	498	530
5.665% due 2037 (Ê)	859	917
5.728% due 2037 (Ê)	223	238
5.729% due 2037 (Ê)	344	367
5.748% due 2037 (Ê)	281	299
5.828% due 2037 (Ê)	274	292
5.840% due 2037 (Ê)	65	70
5.896% due 2037 (Ê)	182	195
5.947% due 2037 (Ê)	161	172
6.000% due 2037	232	252
6.016% due 2037 (Ê)	864	932
5.000% due 2038	107	114
5.500% due 2038	3,656	3,941
6.000% due 2038	7,531	8,187
4.500% due 2039	847	885
6.000% due 2039	553	602
4.500% due 2040	1,647	1,723
15 Year TBA (Ï) 5.000%	2,500	2,671
30 Year TBA (Ï) 4.500%	9,640	10,072
5.000%	3,430	3,654
5.500%	9,045	9,736
6.000%	5,250	5,694
Freddie Mac REMICS Series 1991-105 Class G 7.000% due 03/15/21	24	27

142	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1998-210 Class ZM 6.000% due 12/15/28	347	377
Series 2000-226 Class F (Ê) 0.791% due 11/15/30	7	7
Series 2001-229 Class KF (Ê) 0.579% due 07/25/22	227	226
Series 2002-253 Class Z 5.500% due 12/15/32	3,980	4,387
Series 2004-277 Class UF (Ê) 0.641% due 06/15/33	239	239
Series 2004-281 Class DF (Ê) 0.791% due 06/15/23	249	248
Series 2005-294 Class FA (Ê) 0.511% due 03/15/20	479	474
Series 2005-299 Class KF (Ê) 0.741% due 06/15/35	139	138
Series 2005-301 Class IM 5.500% due 01/15/31	225	7
Series 2005-305 Class JF (Ê) 0.641% due 10/15/35	113	113
Series 2007-333 Class BF (Ê) 0.491% due 07/15/19	644	640
Series 2007-333 Class FT (Ê) 0.491% due 08/15/19	793	788
Ginnie Mae I 9.500% due 2016	1	1
8.000% due 2017	4	4
10.500% due 2020	5	5
8.000% due 2022	11	13
8.500% due 2022	9	11
8.500% due 2024	7	8
8.000% due 2025	15	17
9.000% due 2025	9	11
8.000% due 2026	48	56
7.000% due 2029	2	2
8.000% due 2029	31	37
8.500% due 2029	19	23
8.000% due 2030	24	29
8.500% due 2030	15	17
7.000% due 2031	217	248
7.000% due 2032	64	75
7.000% due 2033	14	16
6.000% due 2035	2,186	2,406
6.000% due 2036	180	197
6.500% due 2036	757	837
6.500% due 2037	10,993	12,135
6.000% due 2038	1,428	1,564
6.500% due 2038	26,590	29,343
5.500% due 2039	261	284
6.500% due 2039	990	1,091
4.500% due 2040	597	631
5.000% due 2040	100	108
30 Year TBA (Ï) 4.500%	29,410	31,009
5.000%	10,782	11,599
5.500%	1,330	1,445
6.000%	2,500	2,732

	Principal Amount ($) or Shares	Market Value $
Ginnie Mae II 3.125% due 2027 (Ê)	26	27
3.625% due 2030 (Ê)	72	75
4.375% due 2030 (Ê)	11	11
7.500% due 2032	6	7
30 Year TBA (Ï) 4.000%	200	206
4.500%	9,055	9,529
5.000%	4,100	4,401
5.500%	200	217
6.000%	1,800	1,968
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.999% due 08/10/45	1,000	1,009
Government National Mortgage Association Series 1999-40 Class FE (Ê) 0.891% due 11/16/29	470	472
Series 2004-93 Class PC 5.000% due 04/16/34	2,650	2,923
Series 2007-26 Class SD (Ê) 6.459% due 05/16/37	9,180	1,142
Series 2010-42 Class PC 5.000% due 07/20/39	2,800	3,027
Series 2010-61 Class CE 4.500% due 11/20/38	1,100	1,178
Series 2010-87 Class KP 4.500% due 07/16/40	1,330	1,454
Series 2010-H10 Class FC (Ê) 1.264% due 05/20/60	1,177	1,210
Series 2010-H11 Class FA (Ê) 1.350% due 06/20/60	1,240	1,277
Greenpoint Mortgage Pass-Through Certificates (Ê)
Series 2003-1 Class A1 2.981% due 10/25/33	210	175
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5 Class A41 5.243% due 04/10/37	695	729
Series 2006-GG7 Class A4 5.888% due 07/10/38	3,350	3,616
Series 2007-GG9 Class A4 5.444% due 03/10/39	2,600	2,669
GS Mortgage Securities Corp. II
Series 2005-GG4 Class AABA 4.680% due 07/10/39	544	566
Series 2006-GG6 Class A4 5.553% due 04/10/38	1,150	1,219
Series 2006-GG8 Class AAB 5.535% due 11/10/39	575	623
GSMPS Mortgage Loan Trust (Ê)(Þ)
Series 2004-4 Class 1AF 0.729% due 06/25/34	694	565
Series 2005-RP3 Class 1AF 0.679% due 09/25/35	91	74

Russell Investment Grade Bond Fund	143

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GSR Mortgage Loan Trust
Series 2004-5 Class 1A3 (Ê) 2.040% due 05/25/34	242	189
Series 2004-7 Class 4A1 4.862% due 06/25/34	42	39
Series 2005-AR7 Class 6A1 5.207% due 11/25/35	2,508	2,351
Harborview Mortgage Loan Trust
Series 2004-4 Class 3A (Ê) 1.466% due 06/19/34	109	71
Series 2005-4 Class 3A1 2.960% due 07/19/35	294	234
Series 2005-14 Class 3A1A 4.911% due 12/19/35	120	89
Series 2006-3 Class 1A1A (Ê) 4.730% due 06/19/36	4,276	2,250
Impac CMB Trust (Ê)
Series 2004-5 Class 1A1 1.049% due 10/25/34	178	149
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class 1A1 2.974% due 03/25/35	643	472
Series 2005-AR1 Class A2 5.099% due 09/25/35	232	183
Series 2006-AR2 Class 1A1B (Ê) 0.539% due 04/25/46	717	348
Series 2006-AR2 Class A2 (Ê) 0.409% due 11/25/36	46	23
Series 2006-AR3 Class 2A1A 5.680% due 03/25/36	61	33
JPMorgan Alternative Loan Trust (Ê)
Series 2006-A4 Class A4 0.399% due 09/25/36	37	37
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2 Class A1 4.475% due 07/15/41	468	480
Series 2005-CB1 Class A4 5.282% due 01/12/43	200	211
Series 2005-LDP Class A3A1 4.871% due 10/15/42	1,940	1,965
Series 2005-LDP Class A4 4.918% due 10/15/42	690	734
Series 2006-CB1 Class A4 5.481% due 12/12/44	1,090	1,179
5.552% due 05/12/45	785	830
Series 2006-LDP Class A3B 5.447% due 05/15/45	820	873
Series 2006-LDP Class A4 5.874% due 04/15/45	1,580	1,719
5.399% due 05/15/45	1,055	1,123
Series 2007-CB2 Class ASB 5.688% due 02/12/51	1,165	1,259
Series 2007-LD1 Class A4 5.818% due 06/15/49	3,970	4,022
5.882% due 02/15/51	1,580	1,624
Series 2007-LDP Class A3 5.420% due 01/15/49	2,815	2,820

	Principal Amount ($) or Shares	Market Value $
Series 2008-C2 Class A1 5.017% due 02/12/51	40	40
Series 2008-C2 Class ASB 6.125% due 02/12/51	1,055	1,131
JPMorgan Mortgage Trust
Series 2004-A3 Class SF3 4.554% due 06/25/34	441	433
Series 2005-A1 Class 6T1 (Ê) 5.016% due 02/25/35	254	256
Series 2006-A2 Class 1A1 5.414% due 04/25/36	707	577
Series 2007-A1 Class 3A2 (Ê) 2.970% due 07/25/35	1,253	1,148
Series 2007-A4 Class 3A1 5.874% due 06/25/37	1,220	1,058
LB-UBS Commercial Mortgage Trust
Series 2001-C3 Class A1 6.058% due 06/15/20	10	10
Series 2005-C3 Class A5 4.739% due 07/15/30	820	877
Series 2005-C3 Class AAB 4.664% due 07/15/30	993	1,040
Series 2005-C5 Class A4 4.954% due 09/15/30	400	429
Series 2006-C4 Class A4 5.882% due 06/15/38	400	429
Series 2007-C6 Class A4 5.858% due 07/15/40	1,865	1,865
Mastr Adjustable Rate Mortgages Trust
Series 2004-13 Class 2A1 (Ê) 2.975% due 04/21/34	1,301	1,292
Series 2006-2 Class 3A1 4.420% due 01/25/36	641	541
Series 2006-OA2 Class 1A1 (Ê) 1.202% due 12/25/46	418	133
Mastr Alternative Loans Trust
Series 2003-4 Class B1 5.727% due 06/25/33	334	227
Series 2004-10 Class 5A6 5.750% due 09/25/34	614	593
Mastr Asset Securitization Trust (Ê)
Series 2003-7 Class 4A35 0.729% due 09/25/33	164	157
Series 2003-11 Class 6A8 0.829% due 12/25/33	290	268
Series 2004-4 Class 2A2 0.779% due 04/25/34	196	184
Mastr Reperforming Loan Trust (Þ)
Series 2005-1 Class 1A1 6.000% due 08/25/34	417	397
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2005-A10 Class A 0.539% due 02/25/36	223	169
Merrill Lynch Mortgage Trust
Series 2004-MKB Class A2 4.353% due 02/12/42	188	189

144	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4 Class A3 5.172% due 12/12/49	1,000	1,012
Series 2007-5 Class A4 5.378% due 08/12/48	1,495	1,416
Series 2007-7 Class A4 5.749% due 06/12/50	2,760	2,728
Series 2007-8 Class A3 5.956% due 08/12/49	1,400	1,476
Series 2007-8 Class ASB 5.889% due 08/12/49	810	885
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2 1.461% due 04/25/29	116	96
Series 2005-2 Class 3A 1.329% due 10/25/35	116	97
Series 2005-3 Class 4A 0.579% due 11/25/35	64	52
Morgan Stanley Capital I
Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,207
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	940	995
Series 2006-HQ1 Class A4 5.328% due 11/12/41	345	365
Series 2006-HQ9 Class A4 5.731% due 07/12/44	965	1,058
Series 2007-HQ1 Class A4 5.633% due 04/12/49	1,045	1,056
Series 2007-IQ1 Class A4 5.809% due 12/12/49	400	415
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR Class 2A3 4.850% due 03/25/36	756	456
Nomura Asset Acceptance Corp. (Þ)
Series 2004-R1 Class A1 6.500% due 03/25/34	72	71
Series 2004-R2 Class A1 6.500% due 10/25/34	80	79
NovaStar Mortgage-Backed Notes (Ê)
Series 2006-MTA Class 2A1A 0.519% due 09/25/46	609	394
Prime Mortgage Trust (Ê)
Series 2004-CL1 Class 1A2 0.729% due 02/25/34	84	76
Series 2004-CL1 Class 2A2 0.729% due 02/25/19	12	11
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê) 0.929% due 04/25/34	158	145
Series 2004-QS8 Class A4 (Ê) 0.729% due 06/25/34	241	211
Series 2005-QA1 Class 2A1 5.739% due 12/25/35	941	547

	Principal Amount ($) or Shares	Market Value $
Series 2005-QA1 Class A41 5.671% due 09/25/35	686	474
Series 2005-QA8 Class NB3 5.474% due 07/25/35	391	268
Series 2005-QO3 Class A1 (Ê) 0.729% due 10/25/45	730	392
Series 2006-QO7 Class 3A2 (Ê) 0.534% due 09/25/46	1,340	516
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.779% due 02/25/34	314	278
Series 2007-A5 Class 2A3 6.000% due 05/25/37	255	197
Residential Funding Mortgage Securities I (Ê) Series 2003-S5 Class 1A2 0.779% due 11/25/18	369	367
Series 2003-S14 Class A5 0.729% due 07/25/18	412	357
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	141	143
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 0.908% due 05/20/34	311	240
Small Business Administration Pools (Ê) 3.080% due 09/25/18	131	139
Structured Adjustable Rate Mortgage Loan Trust (Ê) Series 2005-19X Class 1A1 0.649% due 10/25/35	406	264
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A2 0.591% due 07/19/35	248	208
Structured Asset Securities Corp. Series 2003-26A Class 3A5 2.527% due 09/25/33	643	579
Series 2005-RF3 Class 1A (Ê)(Þ) 0.679% due 06/25/35	129	105
Series 2006-11 Class A1 (Þ) 2.942% due 10/25/35	151	119
Thornburg Mortgage Securities Trust Series 2003-2 Class A1 (Ê) 1.009% due 04/25/43	81	75
Series 2006-6 Class A1 (Ê) 0.439% due 11/25/46	250	241
Series 2007-4 Class 2A1 6.171% due 09/25/37	621	576
Series 2007-4 Class 3A1 6.200% due 09/25/37	574	544
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A2 4.380% due 10/15/41	289	296
Series 2006-WL7 Class A1 (Ê)(Þ) 0.431% due 09/15/21	135	123
Series 2007-WHL Class A1 (Ê)(Þ) 0.421% due 06/15/20	150	127

Russell Investment Grade Bond Fund	145

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11 5.500% due 06/25/35	347	270
Series 2007-OA2 Class 2A (Ê) 1.102% due 01/25/47	424	178
Washington Mutual Mortgage Pass Through Certificates
Series 2003-S9 Class A2 (Ê) 0.879% due 10/25/33	196	193
Series 2005-AR1 Class 1A1 4.771% due 10/25/35	24	23
Series 2005-AR1 Class A1A1 (Ê) 0.619% due 10/25/45	574	447
Series 2005-AR1 Class A1A2 (Ê) 0.609% due 11/25/45	619	431
0.619% due 12/25/45 (Å)	313	230
Series 2005-AR6 Class B3 (Ê)(Å) 0.989% due 04/25/45	442	27
Series 2007-HY3 Class 4B1 5.283% due 03/25/37	406	27
Series 2007-HY4 Class 1A1 (Ê) 5.385% due 04/25/37	322	243
Series 2007-OA2 Class 1A (Ê) 1.102% due 03/25/47	411	246
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC Class A1 (Ê) 4.913% due 01/25/35	360	350
Series 2006-2 Class 2A3 5.500% due 03/25/36	626	570
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	436	387
Series 2006-AR8 Class 2A3 4.115% due 04/25/36	112	102

		562,222

Municipal Bonds - 1.2%
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	600	620
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45	200	213
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	75	65
Kentucky Higher Education Student Loan Corp. Revenue Bonds (Ê) 1.450% due 05/01/34	400	405
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	100	107
Massachusetts School Building Authority Revenue Bonds 5.468% due 06/15/27	5,000	5,138
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	180	180

	Principal Amount ($) or Shares		Market Value $
6.655% due 04/01/57		150	147
New Jersey Economic Development Authority Revenue Bonds (Ê) 1.480% due 06/15/13		1,100	1,100
New York City Municipal Water Finance Authority Revenue Bonds 6.491% due 06/15/42		1,700	1,770
Northern California Power Agency Revenue Bonds 7.311% due 06/01/40		3,000	3,157
Pennsylvania Higher Education Assistance Agency Revenue Bonds (Ê)
0.331% due 05/01/46		800	708
0.311% due 06/01/47		1,700	1,505
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		300	311
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32		270	211
State of California General Obligation Unlimited 6.650% due 03/01/22		425	452

7.500% due 04/01/34		100	111
5.650% due 04/01/39 (Ê)		100	106
7.550% due 04/01/39		840	946
7.300% due 10/01/39		220	240
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		1,300	1,305
6.725% due 04/01/35		100	97
7.350% due 07/01/35		875	910
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		480	355

			20,159

Non-US Bonds - 0.3%
Canadian Government Bond 2.000% due 12/01/14	CAD	1,000	964
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	400	534
LeasePlan Corp. NV 3.125% due 02/10/12	EUR	700	937
MUFG Capital Finance 5 6.299% due 12/31/49	GBP	1,000	1,386
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN	2,540	827
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	400	530

			5,178

146	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Government Agencies - 3.1%
Fannie Mae
5.250% due 08/01/12	330	356
4.750% due 11/19/12	660	719
4.625% due 05/01/13	1,000	1,082
4.625% due 10/15/13	350	388
2.750% due 03/13/14	2,440	2,570
5.250% due 09/15/16	400	469
5.375% due 06/12/17	1,800	2,129
6.625% due 11/15/30	615	810
6.210% due 08/06/38	275	361
Federal Farm Credit Bank 5.125% due 08/25/16	310	357
Federal Home Loan Bank 5.375% due 05/15/19	150	175
5.125% due 08/15/19	160	183
5.625% due 06/11/21	1,070	1,273
Federal Home Loan Banks 1.125% due 05/18/12	120	121
1.875% due 06/21/13	370	380
4.625% due 06/12/20	50	55
Series VB15 5.000% due 12/21/15	460	533
Federal Home Loan Mortgage Corp. 0.330% due 11/07/11 (Ê)	1,895	1,895
1.125% due 07/27/12	4,895	4,939
1.000% due 08/28/12	1,900	1,911
1.375% due 01/01/13 (Ñ)	3,245	3,287
1.625% due 01/01/13	720	734
1.400% due 07/26/13	1,950	1,957
3.750% due 03/27/19	705	746
5.625% due 11/23/35	1,240	1,362
Federal National Mortgage Association 1.800% due 01/01/13	1,190	1,198
1.750% due 05/07/13	2,900	2,964
1.500% due 06/26/13	3,500	3,554
Zero coupon due 07/05/14	1,235	1,148
2.375% due 07/28/15	235	242
Zero coupon due 10/09/19 (Ñ)	710	443
5.125% due 08/19/24	615	639
5.625% due 07/15/37	335	393
Series 1 1.125% due 07/30/12	5,700	5,751
Financing Corp. Principal Only STRIP Zero coupon due 08/03/18	360	280
Series 1P Zero coupon due 05/11/18	380	299
Series 6P Zero coupon due 08/03/18	160	124
Series 7P Zero coupon due 08/03/18	290	225
Series 8P Zero coupon due 08/03/18	150	117
Series 11P Zero coupon due 02/08/18	100	79

	Principal Amount ($) or Shares	Market Value $
Series 15P Zero coupon due 03/07/19	160	119
Series 19P Zero coupon due 06/06/19	50	37
Series B-P Zero coupon due 04/06/18	300	237
Series D-P Zero coupon due 09/26/19	20	14
Series E-P Zero coupon due 11/02/18	360	275
Freddie Mac 2.125% due 03/23/12	760	779
5.050% due 01/26/15	690	789
5.000% due 04/18/17	2,200	2,547
6.750% due 03/15/31	220	295
Tennessee Valley Authority 6.150% due 01/15/38	345	429
5.250% due 09/15/39	210	233

		52,002

United States Government Treasuries - 17.7%
United States Treasury Principal Only STRIP Zero coupon due 05/15/18	470	388
Zero coupon due 11/15/21	4,801	3,243
Zero coupon due 02/15/25	6,680	3,846
United States Treasury Inflation Indexed Bonds 2.000% due 01/15/16 (Æ)	2,732	2,953
1.250% due 07/15/20	1,060	1,072
2.375% due 01/15/25	2,951	3,245
2.000% due 01/15/26	176	184
2.375% due 01/15/27 (Æ)	1,839	2,016
1.750% due 01/15/28 (Æ)	9,100	9,119
3.875% due 04/15/29	1,407	1,866
United States Treasury Notes 4.625% due 08/31/11	2,925	3,059
1.750% due 11/15/11 (Ñ)	5,210	5,303
1.125% due 01/15/12	5,950	6,011
1.375% due 05/15/12	6,095	6,190
4.750% due 05/31/12	6,820	7,347
1.375% due 09/15/12	2,340	2,379
3.375% due 11/30/12	7,155	7,622
2.750% due 02/28/13	1,770	1,865
1.375% due 03/15/13	1,965	1,998
1.750% due 04/15/13	1,181	1,213
3.125% due 04/30/13	2,420	2,582
1.375% due 05/15/13	1,740	1,769
1.125% due 06/15/13	3,070	3,099
3.125% due 08/31/13 (Ñ)	4,830	5,165
4.250% due 11/15/13	1,325	1,469
1.750% due 01/31/14	2,650	2,719
4.000% due 02/15/14	2,205	2,435
1.875% due 04/30/14	9,165	9,423
2.375% due 08/31/14	3,480	3,635
2.375% due 10/31/14	4,455	4,648

Russell Investment Grade Bond Fund	147

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

2.500% due 04/30/15 (Ñ)		44,020	46,059
1.875% due 06/30/15 (Ñ)		15,920	16,155
1.625% due 07/31/15		43,950	44,273
5.125% due 05/15/16		205	241
3.250% due 05/31/16		840	900
3.125% due 10/31/16		5,375	5,693
2.750% due 11/30/16		1,125	1,165
3.125% due 01/31/17		570	602
3.125% due 04/30/17		7,600	8,013
2.750% due 05/31/17		1,080	1,112
2.500% due 06/30/17		9,167	9,293
2.250% due 07/31/17		3,500	3,516
3.500% due 02/15/18		1,680	1,814
2.750% due 02/15/19		235	237
8.125% due 08/15/19		810	1,161
3.375% due 11/15/19		1,501	1,565
3.625% due 02/15/20 (Ñ)		1,930	2,049
8.750% due 05/15/20		200	300
8.000% due 11/15/21		2,440	3,567
6.875% due 08/15/25 (Ñ)		2,755	3,843
6.000% due 02/15/26		1,040	1,348
6.500% due 11/15/26 (Ñ)		2,045	2,793
5.375% due 02/15/31		1,860	2,285
4.500% due 02/15/36		715	784
4.375% due 02/15/38		3,295	3,529
3.500% due 02/15/39		2,961	2,719
4.250% due 05/15/39		6,615	6,921
4.500% due 08/15/39		4,230	4,608
4.375% due 11/15/39		1,250	1,335
4.625% due 02/15/40		4,330	4,815
4.375% due 05/15/40		4,120	4,404

			294,962

Total Long-Term Investments (cost $1,415,323)			1,432,978

Preferred Stocks - 0.2%
Consumer Discretionary - 0.0%
Motors Liquidation Co. (Æ)		31,725	243

Financial Services - 0.2%
American International Group, Inc.		32,300	249
DG Funding Trust (Å)		392	3,043
Federal Home Loan Mortgage Corp. (Æ)		27,050	10
Federal National Mortgage Association (Æ)		19,750	8

			3,310

Total Preferred Stocks (cost $8,341)			3,553

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures Sep 2010 99.25 Put (38)	USD	95	1

	Notional Amount		Market Value $
Eurodollar Midcurve 1 Year Futures Sep 2010 98.75 Put (43)	USD	108	1
United States Treasury Notes 10 Year Futures Aug 2010 119.50 Call (17)	USD	17	74
Aug 2010 121.50 Call (12))	USD	12	29

Total Options Purchased (cost $54)			105

	Principal Amount ($) or Shares
Short-Term Investments - 22.9%
Aiful Corp. (Þ) 5.000% due 08/10/10		240	235
Alcoa, Inc. (Ñ) 6.500% due 06/01/11		2,400	2,515
American Express Credit Corp. (Ê) Series MTNB 0.498% due 10/04/10		1,300	1,300
Bank of America Corp. (Ñ) 4.375% due 12/01/10		900	911
Cellco Partnership / Verizon Wireless Capital LLC (Ê) 3.065% due 05/20/11		1,100	1,123
Daimler Finance NA LLC 5.875% due 03/15/11		300	309
DCP Midstream LLC 6.875% due 02/01/11		45	46
Delta Air Lines, Inc. (Ñ) Series 00A2 7.570% due 11/18/10		1,240	1,252
Dominion Resources, Inc. 4.750% due 12/15/10		90	91
Fannie Mae 8.000% due 01/01/11		—	—
7.000% due 05/01/11		1	1
Federal Home Loan Bank Discount Notes (Ñ)(ç) Zero coupon due 08/25/10		10,200	10,199
0.210% due 09/01/10		10,000	9,998
Federal Home Loan Banks (Ê) 0.370% due 06/15/11		6,985	6,988
Federal Home Loan Mortgage Corp. 5.125% due 08/23/10		1,820	1,825
Federal National Mortgage Association Discount Notes (Ñ)(ç) 0.200% due 08/18/10		10,700	10,699
0.010% due 08/23/10		525	525
0.230% due 09/08/10		4,000	3,999
0.010% due 10/04/10		2,040	2,039
0.240% due 11/08/10		10,000	9,995
France Telecom SA 7.750% due 03/01/11		3,300	3,430
Freddie Mac 6.000% due 09/01/10		—	—

148	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.000% due 10/01/10	—	—
Zero coupon due 10/13/10 (ç)(ž)	12,275	12,271
7.000% due 12/01/10	—	—
7.000% due 01/01/11	—	—
8.000% due 01/01/11	2	2
6.000% due 02/01/11	1	1
6.000% due 03/01/11	1	1
6.000% due 05/01/11	7	7
7.000% due 06/01/11	1	1
Freddie Mac Discount Notes (ç)(ž) Zero Coupon due 08/30/10	10,000	9,998
Ginnie Mae I 6.500% due 10/15/10	—	—
7.000% due 01/15/11	—	—
7.000% due 05/15/11	—	—
Glitnir Banki HF (Å) 6.330% due 07/28/11	270	75
Indymac Loan Trust (Ê) Series 2005-L2 Class A1 0.549% due 01/25/11	419	84
International Lease Finance Corp. (Ñ) 4.950% due 02/01/11	1,000	991
Koninklijke KPN NV 8.000% due 10/01/10	620	627
Kraft Foods, Inc. (Ê) 0.928% due 08/11/10	1,700	1,700
Merrill Lynch & Co., Inc. (Ê) 1.082% due 03/22/11	100	128
0.698% due 07/25/11 (Ñ)	700	698
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	1,375	1,432
Nisource Finance Corp. 7.875% due 11/15/10	465	473
Option One Mortgage Securities Corp. NIM Trust (Ê)(Þ) Series 2006-1A 0.429% due 12/25/10	884	619
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	71	71
Royal Bank of Scotland PLC (The)(Ê)(Þ) 0.823% due 04/08/11	4,300	4,294
Russell U.S. Cash Management Fund (£)	220,800,416	220,800
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/01/10	25	25
Telecom Italia Capital SA 6.200% due 07/18/11	290	302
TELUS Corp. 8.000% due 06/01/11	5,000	5,292
Tyco International Finance SA 6.750% due 02/15/11	110	113
United States Treasury Bills (ž)(ç) 0.082% due 08/05/10	9,420	9,420
0.154% due 08/12/10	90	90

	Principal Amount ($) or Shares	Market Value $
0.157% due 08/12/10	230	230
0.156% due 08/26/10	260	260
0.147% due 09/09/10	8,000	7,999
0.167% due 11/18/10	15,000	14,993
0.203% due 11/18/10	11,000	19,990
UnitedHealth Group, Inc.(Ñ) 5.250% due 03/15/11	280	287
Verizon Communications, Inc.(Ñ) 5.350% due 02/15/11	325	333

Total Short-Term Investments (cost $380,405)		381,087

Repurchase Agreements - 5.8%
Agreement with Morgan Stanley & Company and State Street Bank (Tri-Party) of $51,000 dated July 30, 2010, at 0.220% to be repurchased at $51,001 on August 2, 2010 collateralized by: $48,525 par various United States Treasury Obligations, valued at $51,737	51,000	51,000
Agreement with Barclays Capital Inc. and State Street Bank (Tri-Party) of $44,800 dated July 30, 2010, at 0.220% to be repurchased at $44,801 on August 2, 2010 collateralized by: $44,174 par various United States Treasury Obligations, valued at $45,747	44,800	44,800

Total Repurchase Agreements (cost $95,800)		95,800

Other Securities - 3.9%
Russell U.S. Cash Collateral Fund (×)	40,675,259	40,675
State Street Securities Lending Quality Trust (×)	24,097,940	24,020

Total Other Securities (cost $64,773)		64,695

Total Investments - 118.9% (identified cost $1,964,696)		1,978,218

Other Assets and Liabilities, Net - (18.9%)		(314,600)

Net Assets - 100.0%		1,663,618

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	149

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	43	USD	10,706	09/10	34
Eurodollar Futures (CME)	172	USD	42,809	12/10	454
Eurodollar Futures (CME)	332	USD	82,577	03/11	370
Eurodollar Futures (CME)	98	USD	24,347	06/11	33
Eurodollar Futures (CME)	15	USD	3,721	09/11	4
Ultra Long Term U.S. Treasury Bond Future	100	USD	13,525	09/10	305
United States Treasury 2 Year Notes	122	USD	26,733	09/10	40
United States Treasury 5 Year Notes	806	USD	96,582	09/10	2,304
United States Treasury 10 Year Notes	546	USD	67,601	09/10	1,784
United States Treasury 30 Year Bond	54	USD	6,951	09/10	79

Short Positions
Eurodollar Futures (CME)	42	USD	10,434	06/11	(66)
United States Treasury 5 Year Notes	87	USD	10,425	09/10	(42)
United States Treasury 10 Year Notes	147	USD	18,200	09/10	(211)
United States Treasury 30 Year Bond	40	USD	5,149	09/10	(164)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					4,924

See accompanying notes which are an integral part of this quarterly report.

150	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $
Eurodollar Futures
Sep 2010 99.13 Call (31)	USD	78	(37)
Mar 2011 98.75 Call (25)	USD	63	(49)
Mar 2011 98.88 Call (23)	USD	58	(39)
Sep 2010 98.63 Put (38)	USD	95	—
Mar 2011 98.75 Put (25)	USD	63	(3)
Mar 2011 98.88 Put (23)	USD	58	(3)

Eurodollar Midcurve 1 Year Futures
Sep 2010 97.38 Put (482)	USD	1,205	(3)
Sep 2010 98.50 Put (43)	USD	108	(1)

Inflationary Floor
Mar 2020 0.001 Put (1)	USD	1,600	(20)
Apr 2020 0.001 Put (1)	USD	1,000	(12)

Swaptions
(Fund Receives/Fund Pays)
EUR 0.800%/EUR 5 Year ITRAXX
Sep 2010 0.00 Call (1)		1,000	(1)
USD Three Month LIBOR/USD 3.250%
Aug 2010 0.00 Call (4)		20,100	(610)
USD Three Month LIBOR/USD 3.250%
Oct 2010 0.00 Call (2)		4,700	(143)
EUR 5 Year ITRAXX/EUR 0.800%
Sep 2010 0.00 Put (1)		1,000	(1)
USD 4.750%/USD Three Month LIBOR
Aug 2010 0.00 Put (4)		20,600	—
USD 5.500%/USD Three Month LIBOR
Aug 2010 0.00 Put (1)		1,000	—
USD 6.000%/USD Three Month LIBOR
Aug 2010 0.00 Put (4)		17,000	—
USD 4.000%/USD Three Month LIBOR
Oct 2010 0.00 Put (1)		22,100	—
USD 5.000%/USD Three Month LIBOR
Oct 2010 0.00 Put (2)		4,700	—
USD 4.000%/USD Three Month LIBOR
Dec 2010 0.00 Put (1)		26,800	(1)
USD 4.000%/USD Three Month LIBOR
Jun 2011 0.00 Put (5)		5,300	(60)
USD 3.000%/USD Three Month LIBOR
Jun 2012 0.00 Put (6)		46,100	(388)
USD 3.250%/USD Three Month LIBOR
Jul 2012 0.00 Put (2)		5,800	(125)
USD 10.000%/USD Three Month LIBOR
Jul 2012 0.00 Put (1)		1,600	—
United States Treasury Notes
5 Year Futures
Nov 2010 120.00 Call (11)	USD	11	(6)
Nov 2010 116.5 Put (11)	USD	11	(3)

Options Written (Number of Contracts)	Notional Amount		Market Value $
United States Treasury Notes
10 Year Futures
Aug 2010 119.00 Call (25)	USD	25	(121)
Aug 2010 122.00 Call (8)	USD	8	(16)
Aug 2010 126.50 Call (9)	USD	9	(5)
Aug 2010 114.00 Put (8)	USD	8	—
Aug 2010 117.00 Put (8)	USD	8	—
Aug 2010 120.00 Put (18)	USD	18	(1)

Total Liability for Options Written (premiums received $1,810)			(1,648)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	151

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	GBP	1,701	USD	2,521	09/23/10	(148)
Barclays Bank PLC	USD	200	AUD	222	08/31/10	1
Barclays Bank PLC	USD	319	TWD	10,148	08/31/10	(2)
Citibank	USD	2,079	BRL	3,764	08/03/10	61
Citibank	USD	623	EUR	490	08/17/10	15
Citibank	USD	718	EUR	565	08/17/10	18
Citibank	USD	382	EUR	300	08/24/10	9
Citibank	USD	4,225	EUR	3,422	08/24/10	235
Citibank	USD	700	JPY	60,877	09/14/10	5
Citibank	USD	13	MXN	170	09/24/10	—
Citibank	EUR	587	USD	746	08/17/10	(19)
Citibank	PLN	2,556	USD	767	08/17/10	(63)
Deutsche Bank	USD	26	MXN	330	09/24/10	—
Deutsche Bank	USD	371	MXN	4,707	09/24/10	(1)
Goldman Sachs	CAD	585	USD	550	08/16/10	(19)
HSBC	USD	200	BRL	359	10/04/10	2
HSBC	USD	800	BRL	1,432	10/04/10	4
HSBC	USD	900	BRL	1,637	10/04/10	19
HSBC	USD	1,300	BRL	2,328	10/04/10	6
HSBC	JPY	308,896	USD	3,492	08/23/10	(84)
JP Morgan	USD	2,095	BRL	3,764	10/04/10	17
JP Morgan	USD	437	CNY	2,957	08/25/10	—
JP Morgan	USD	481	KRW	592,434	08/27/10	19
JP Morgan	USD	100	MXN	1,277	09/24/10	—
JP Morgan	USD	116	MYR	381	08/30/10	4
JP Morgan	BRL	3,764	USD	2,124	08/03/10	(16)
Morgan Stanley	JPY	325,698	USD	3,740	08/23/10	(30)
Royal Bank of Canada	USD	300	AUD	334	08/31/10	1
Royal Bank of Scotland	USD	197	AUD	222	10/29/10	2
Royal Bank of Scotland	USD	100	BRL	180	10/04/10	1
Royal Bank of Scotland	USD	100	BRL	180	10/04/10	1
Royal Bank of Scotland	USD	200	BRL	359	10/04/10	1
Royal Bank of Scotland	USD	300	BRL	537	10/04/10	1
UBS	EUR	6,272	USD	8,096	10/26/10	(77)
UBS	EUR	477	USD	622	08/17/10	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(36)

See accompanying notes which are an integral part of this quarterly report.

152	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	BRL	6,300	11.630%	Brazil Interbank Deposit Rate	01/02/12	3
Barclays Bank PLC	BRL	2,400	10.835%	Brazil Interbank Deposit Rate	01/02/12	5
Barclays Bank PLC	BRL	9,600	11.910%	Brazil Interbank Deposit Rate	01/02/13	15
Barclays Bank PLC	USD	1,356	Zero coupon	4.524%	11/15/21	(59)
Barclays Bank PLC	USD	1,376	Zero coupon	4.420%	11/15/21	(55)
Barclays Bank PLC	USD	2,644	Three Month LIBOR	4.540%	11/15/21	(116)
Barclays Bank PLC	USD	5,280	Three Month LIBOR	4.633%	11/15/21	(250)
Barclays Bank PLC	USD	530	Three Month LIBOR	Zero coupon	02/15/25	(44)
Barclays Bank PLC	USD	540	Three Month LIBOR	Zero coupon	02/15/25	(48)
Barclays Bank PLC	USD	680	Three Month LIBOR	Zero coupon	02/15/25	(60)
Barclays Bank PLC	USD	1,830	Three Month LIBOR	Zero coupon	02/15/25	(165)
BNP Paribas	BRL	9,000	11.390%	Brazil Interbank Deposit Rate	01/02/12	5
BNP Paribas	BRL	9,900	11.880%	One Month LIBOR	01/02/13	7
BNP Paribas	BRL	2,700	12.110%	One Month LIBOR	01/02/14	3
Citibank	MXN	6,000	7.330%	Mexico Interbank 28 Day Deposit Rate	01/28/15	24
Credit Suisse Financial Products	BRL	900	12.480%	Brazil Interbank Deposit Rate	01/02/13	1
Credit Suisse Financial Products	BRL	2,400	12.700%	Brazil Interbank Deposit Rate	01/02/14	46
Credit Suisse Financial Products	MXN	120,000	7.340%	Mexico Interbank 28 Day Deposit Rate	01/28/15	119
Credit Suisse Financial Products	EUR	73,800	2.000%	Six Month EURIBOR	09/15/15	(98)
Deutsche Bank	EUR	10,800	2.090%	Consumer Price Index (France)	10/15/10	50
Deutsche Bank	AUD	1,200	4.500%	Three Month BBSW	06/15/11	(1)
Goldman Sachs	BRL	10,800	10.990%	Brazil Interbank Deposit Rate	01/02/12	9
Goldman Sachs	BRL	34,200	11.900%	Brazil Interbank Deposit Rate	01/02/13	24
Goldman Sachs	BRL	35,100	11.890%	Brazil Interbank Deposit Rate	01/02/13	28
Goldman Sachs	BRL	3,200	12.650%	One Month LIBOR	01/02/14	19
Goldman Sachs	MXN	20,600	7.640%	Mexico Interbank 28 Day Deposit Rate	03/01/17	99
HSBC	BRL	4,500	11.360%	Brazil Interbank Deposit Rate	01/02/12	5
HSBC	BRL	39,600	11.140%	One Month LIBOR	01/02/12	55
HSBC	BRL	26,100	11.890%	Brazil Interbank Deposit Rate	01/02/13	21
HSBC	BRL	22,500	12.540%	One Month LIBOR	01/02/14	55
JP Morgan	BRL	26,100	12.170%	Brazil Interbank Deposit Rate	01/02/13	35
JP Morgan	BRL	5,400	12.200%	One Month LIBOR	01/02/14	8
JP Morgan	USD	1,377	Three Month LIBOR	Zero coupon	02/15/25	(115)
Merrill Lynch	BRL	14,400	10.990%	Brazil Interbank Deposit Rate	01/02/12	12
Morgan Stanley	BRL	14,400	12.830%	Brazil Interbank Deposit Rate	01/02/13	59
Morgan Stanley	BRL	30,600	12.800%	Brazil Interbank Deposit Rate	01/02/13	54
Morgan Stanley	BRL	13,600	12.510%	Brazil Interbank Deposit Rate	01/02/14	72
Morgan Stanley	EUR	6,400	2.000%	Six Month EURIBOR	09/15/15	(19)
Morgan Stanley	EUR	26,100	2.000%	Six Month EURIBOR	09/15/15	(34)
Morgan Stanley	USD	1,310	Three Month LIBOR	Zero coupon	02/15/25	(113)
Royal Bank of Canada	AUD	15,200	4.500%	Three Month LIBOR	06/15/11	(10)
Royal Bank of Canada	BRL	15,600	11.140%	Brazil Interbank Deposit Rate	01/02/12	(2)
UBS	BRL	5,400	11.420%	Brazil Interbank Deposit Rate	01/02/12	3
UBS	BRL	2,700	12.070%	Brazil Interbank Deposit Rate	01/02/13	3
UBS	BRL	3,600	12.250%	One Month LIBOR	01/02/14	6

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($40)						(344)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	153

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Berkshire Hathaway	Deutsche Bank	1.546%	USD	2,900	1.000%		03/20/13	(37)
Brazil Government International Bond	Barclays Bank PLC	1.143%	USD	500	1.000%		06/20/15	(4)
Brazil Government International Bond	Deutsche Bank	1.143%	USD	500	1.000%		06/20/15	(4)
Brazil Government International Bond	Deutsche Bank	1.143%	USD	1,000	1.000%		06/20/15	(8)
Brazil Government International Bond	Goldman Sachs	1.143%	USD	500	1.000%		06/20/15	(4)
Brazil Government International Bond	Morgan Stanley	1.143%	USD	500	1.000%		06/20/15	(4)
Centex Corp.	Deutsche Bank	1.279%	USD	850	(4.400%	)	12/20/13	(87)
Darden Restaurants, Inc.	Citigroupglobal Markets, Inc.	0.850%	USD	225	(2.730%	)	03/20/14	(15)
Darden Restaurants, Inc	Deutsche Bank	0.850%	USD	950	(2.250%	)	03/20/14	(47)
DR Horton Inc.	Citibank	2.815%	USD	205	(1.000%	)	09/20/16	20
DR Horton Inc.	Deutsche Bank	2.815%	USD	165	0.000%		09/20/16	16
DR Horton Inc.	Goldman Sachs	2.815%	USD	165	(1.000%	)	09/20/16	16
GE Capital Corp.	Citibank	1.479%	USD	1,000	5.000%		06/20/11	31
GE Capital Corp.	Credit Suisse First Boston	1.424%	USD	600	6.550%		12/20/10	12
GE Capital Corp.	Deutsche Bank	1.571%	USD	200	1.500%		09/20/11	—
GE Capital Corp.	Deutsche Bank	1.780%	USD	1,425	1.070%		12/20/12	(21)
Home Depot, Inc.	Citigroupglobal Markets, Inc.	0.530%	USD	1,095	(2.670%	)	03/20/14	(84)
Japan Government International Bond	Bank of America	0.628%	USD	300	1.000%		03/20/15	5
Japan Government International Bond	Deutsche Bank	0.628%	USD	100	1.000%		03/20/15	2
Japan Government International Bond	JP Morgan	0.628%	USD	600	1.000%		03/20/15	9
Lowe’s Cos., Inc.	Citigroupglobal Markets, Inc.	0.533%	USD	1,140	(1.200%	)	03/20/14	(27)
Metlife, Inc.	Deutsche Bank	2.351%	USD	1,500	2.050%		03/20/13	(10)
Metlife, Inc.	UBS	2.351%	USD	1,500	2.050%		03/20/13	(10)
Mexico Government International Bond	Citibank	1.114%	USD	400	1.000%		03/20/15	(2)
Mexico Government International Bond	Credit Suisse Financial Products	1.114%	USD	400	1.000%		03/20/15	(2)
Mexico Government International Bond	Deutsche Bank	1.114%	USD	200	1.000%		03/20/15	(1)
Prudential	Deutsche Bank	1.871%	USD	1,500	2.300%		03/20/13	13
Prudential	UBS	1.871%	USD	1,500	2.300%		03/20/13	13
Pulte Homes, Inc.	Goldman Sachs	3.271%	USD	1,800	(1.000%	)	09/20/16	211
SLM Corp.	JP Morgan	6.170%	USD	900	4.300%		03/20/13	(48)
Target Corp	Credit Suisse First Boston	0.519%	USD	260	(1.000%	)	12/20/14	(5)
Target Corp.	Credit Suisse First Boston	2.056%	USD	530	(1.000%	)	09/20/16	30
Target Corp	Deutsche Bank	0.519%	USD	260	(1.000%	)	12/20/14	(5)
United Kingdom Gilt	Deutsche Bank	0.534%	USD	100	1.000%		12/20/14	2
United Kingdom Gilt	Deutsche Bank	0.534%	USD	100	1.000%		12/20/14	2
United Kingdom Gilt	Deutsche Bank	0.534%	USD	800	1.000%		12/20/14	16
United Kingdom Gilt	JP Morgan	0.554%	USD	300	1.000%		03/20/15	6
United Kingdom Gilt	JP Morgan	0.554%	USD	700	1.000%		03/20/15	14
Wachovia	JP Morgan	0.739%	USD	2,700	3.020%		03/20/13	158

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - $6 (å)								151

See accompanying notes which are an integral part of this quarterly report.

154	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	2,481	0.760%	01/25/38	(1,370)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	2,717	0.090%	08/25/37	(1,507)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,186	0.170%	05/25/46	(989)
CMBX AJ Index	Bank of America	USD	270	(0.840%)	10/12/52	47
CMBX AJ Index	Barclays Bank PLC	USD	1,335	(0.840%)	10/12/52	231
CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.840%)	10/12/52	276
CMBX AJ Index	Barclays Bank PLC	USD	2,420	(0.840%)	10/12/52	418
CMBX AJ Index	Credit Suisse First Boston	USD	115	(0.840%)	10/12/52	20
Dow Jones CDX Index	Chase Securities Inc.	USD	400	1.120%	12/20/12	8
Dow Jones CDX Index	Deutsche Bank	USD	1,543	0.708%	12/20/12	22
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.120%	12/20/12	27
Dow Jones CDX Index	Goldman Sachs	USD	289	0.548%	12/20/17	3
Dow Jones CDX Index	JP Morgan	USD	675	0.553%	12/20/17	7
Dow Jones CDX Index	Morgan Stanley	USD	600	0.963%	12/20/12	10
Dow Jones CDX Index	Morgan Stanley	USD	5,498	0.771%	12/20/12	85

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($2,062)						(2,712)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($2,056)						(2,561)

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$56,619	$1,591	$58,210
Corporate Bonds and Notes	—	349,057		349,057
International Debt	—	89,419	1,769	91,188
Mortgage-Backed Securities	—	560,158	2,064	562,222
Municipal Bonds	—	17,946	2,213	20,159
Non-US Bonds	—	5,178	—	5,178
United States Government Agencies	—	52,002	—	52,002
United States Government Treasuries	—	294,962	—	294,962
Preferred Stocks	261	249	3,043	3,553
Options Purchased	105	—	—	105
Short-Term Investments	—	380,468	619	381,087
Repurchase Agreements	—	95,800	—	95,800
Other Securities	—	64,695	—	64,695

Total Investments	366	1,966,553	11,299	1,978,218

Other Financial Instruments
Futures Contracts	4,924	—	—	4,924
Options Written	(286)	(1,328)	(34)	(1,648)
Foreign Currency Exchange Contracts	—	(36)	—	(36)
Interest Rate Swap Contracts	—	152	(456)	(304)
Credit Default Swap Contracts	—	(505)	—	(505)

Total Other Financial Instruments*	4,638	(1,717)	(490)	2,431

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending July 31, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	155

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 72.3%
Asset-Backed Securities - 6.3%
Ally Master Owner Trust (Ê)(Þ) Series 2010-1 Class A 2.091% due 01/15/15	1,680	1,709
American Express Credit Account Master Trust (Ê) Series 2005-4 Class A 0.411% due 01/15/15	1,388	1,384
AmeriCredit Automobile Receivables Trust Series 2009-1 Class A2 2.260% due 05/15/12	479	481
Ameriquest Mortgage Securities, Inc. (Ê) Series 2005-R10 Class A2B 0.549% due 12/25/35	532	496
Asset Backed Securities Corp. Home Equity (Ê) Series 2002-HE1 Class M1 1.991% due 03/15/32	498	366
Series 2004-HE6 Class A1 0.604% due 09/25/34	160	137
Atlantic City Electric Transition Funding LLC Series 2003-1 Class A2 4.460% due 10/20/16	1,230	1,321
Bear Stearns Asset Backed Securities Trust (Ê) Series 2007-HE7 Class 1A1 1.329% due 10/25/37	478	371
Capital Auto Receivables Asset Trust Series 2008-2 Class A3A 4.680% due 10/15/12	390	399
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A (Ê) 0.421% due 09/15/15	1,365	1,355
Series 2005-B1 Class B1 4.900% due 12/15/17	820	899
Series 2006-B1 Class B1 (Ê) 0.621% due 01/15/19	825	777
Series 2006-C1 Class C (Ê) 0.631% due 03/17/14	670	663
Series 2006-C2 Class C (Ê) 0.641% due 06/16/14	570	561
Series 2006-C3 Class C3 (Ê) 0.661% due 07/15/14	350	344
Series 2008-A5 Class A5 4.850% due 02/18/14	1,640	1,688
Carrington Mortgage Loan Trust (Ê) Series 2006-NC5 Class A1 0.379% due 01/25/37	290	276
Centex Home Equity Series 2003-C Class AF4 4.960% due 04/25/32	108	112
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2001-4 Class 1A6 6.241% due 01/25/13	10	9

	Principal Amount ($) or Shares	Market Value $
Chase Issuance Trust Series 2005-A10 Class A10 4.650% due 12/17/12	350	353
Series 2005-C2 Class C2 (Ê) 0.781% due 01/15/15	1,585	1,561
Series 2007-A9 Class A9 (Ê) 0.371% due 06/16/14	3,700	3,686
Series 2007-A15 Class A 4.960% due 09/17/12	2,700	2,715
Series 2009-A2 Class A2 (Ê) 1.891% due 04/15/14	800	817
CIT Marine Trust Series 1999-A Class A4 6.250% due 11/15/19	135	130
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.809% due 12/25/31	72	38
Series 2005-1 Class AF4 5.147% due 07/25/35	537	531
Series 2005-4 Class AF3 4.456% due 10/25/35	67	64
Series 2005-17 Class 4A2A (Ê) 0.589% due 05/25/36	641	510
Series 2006-3 Class 2A2 (Ê) 0.509% due 06/25/36	338	278
Series 2006-9 Class 1AF3 5.859% due 10/25/46	260	138
Series 2006-15 Class A3 5.689% due 10/25/46	75	50
Series 2006-S6 Class A2 5.519% due 03/25/34	335	269
Series 2007-4 Class A2 5.530% due 09/25/37	360	311
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB1 Class AF2 5.805% due 01/25/37	100	46
Daimler Chrysler Auto Trust Series 2006-C Class A4 4.980% due 11/08/11	399	400
Series 2008-A Class A3A 3.700% due 06/08/12	244	247
Discover Card Master Trust Series 2008-A3 Class A3 5.100% due 10/15/13	4,290	4,427
Series 2009-A2 Class A (Ê) 1.641% due 02/17/15	395	403
Discover Card Master Trust I (Ê) Series 1996-4 Class B 0.891% due 10/16/13	1,280	1,278
Series 2005-4 Class A2 0.431% due 06/16/15	405	403
Series 2007-3 Class A2 0.391% due 10/16/14	665	662
Series 2007-3 Class B2 0.521% due 10/16/14	1,000	989
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	1,275	1,245

156	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

E-Trade RV and Marine Trust Series 2004-1 Class A3 3.620% due 10/08/18	226	226
Equity One ABS, Inc. Series 2003-4 Class M1 5.369% due 10/25/34	542	347
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50	720	720
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-50 Class A6 3.614% due 09/27/12	87	83
Ford Credit Auto Owner Trust Series 2009-D Class A2 1.210% due 01/15/12	221	221
Ford Credit Floorplan Master Owner Trust (Ê)(Þ) Series 2010-1 Class A 1.991% due 12/15/14	915	934

Series 2010-3 Class A2 2.041% due 02/15/17	1,225	1,254
Fremont Home Loan Trust (Ê) Series 2006-E Class 2A1 0.389% due 01/25/37	101	88
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	250	253
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.369% due 08/25/36	12	4
GMAC Mortgage Corp. Loan Trust Series 2007-HE2 Class A2 6.054% due 12/25/37	73	40
GSAMP Trust (Ê) Series 2007-FM1 Class A2A 0.399% due 12/25/36	205	131
Harley-Davidson Motorcycle Trust Series 2007-3 Class A4 5.520% due 11/15/13	2,000	2,073
Series 2009-2 Class A3 2.620% due 03/15/14	880	896
Honda Auto Receivables Owner Trust Series 2009-2 Class A3 2.790% due 01/15/13	925	942
Household Credit Card Master Note Trust I (Ê) Series 2007-2 Class A 0.891% due 07/15/13	3,860	3,859
HSBC Home Equity Loan Trust (Ê) Series 2005-1 Class A 0.628% due 01/20/34	226	200
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.609% due 10/25/34	20	17
Mastr Asset Backed Securities Trust (Ê) Series 2006-HE5 Class A1 0.389% due 11/25/36	29	29

	Principal Amount ($) or Shares	Market Value $
Nissan Auto Receivables Owner Trust Series 2009-A Class A3 3.200% due 02/15/13	565	578
Nissan Master Owner Trust Receivables (Ê)(Þ) Series 2010-AA Class A 1.491% due 01/15/15	930	932
Providian Master Note Trust (Ê)(Þ) Series 2006-C1A Class C1 0.891% due 03/15/15	1,305	1,299
Railcar Leasing LLC (Þ) Series 1997-1 Class A2 7.125% due 01/15/13	431	435
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	146	131
Series 2006-3 Class AF2 5.580% due 11/25/36	210	164
Series 2006-4 Class AF2 5.285% due 01/25/37	585	509
Series 2007-2 Class AF2 5.675% due 06/25/37	355	182
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.499% due 08/25/36	28	27
Sierra Receivables Funding Co. (Å) Series 2010-2A Class A 3.840% due 11/20/25	945	945
SLM Student Loan Trust (Ê) Series 2006-9 Class A2 0.498% due 04/25/17	53	53
Series 2008-2 Class A1 0.798% due 01/25/15	46	46
Series 2008-7 Class A2 0.998% due 10/25/17	2,600	2,604
Small Business Administration Participation Certificates Series 2009-20D Class 1 4.310% due 04/01/29	559	595
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	49	43
USAA Auto Owner Trust Series 2008-2 Class A3 4.640% due 10/15/12	188	191
World Omni Auto Receivables Trust Series 2009-A Class A3 3.330% due 05/15/13	590	602

		56,552

Corporate Bonds and Notes - 15.6%
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	220
Alltel Corp. 7.000% due 07/01/12	1,280	1,417
Ally Financial, Inc. 6.000% due 12/15/11	100	101

Russell Short Duration Bond Fund	157

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.200% due 12/19/12	700	723
7.500% due 12/31/13	4,400	4,548
Series * 6.875% due 08/28/12	300	307
Altria Group, Inc. 8.500% due 11/10/13	1,515	1,799
American Airlines Pass Through Trust 2001-01 Series 01-1 6.817% due 11/23/12	370	371
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	326
Series GMTN 3.150% due 12/09/11	400	414
American Express Credit Corp. Series C 7.300% due 08/20/13	1,535	1,759
American Express Travel Related Services Co., Inc. (Þ) 5.250% due 11/21/11	2,020	2,100
American International Group, Inc. 4.950% due 03/20/12	100	102
4.250% due 05/15/13	500	500
Series WI 8.250% due 08/15/18	100	107
Anheuser-Busch InBev Worldwide, Inc. (Þ) 7.200% due 01/15/14	930	1,077
AT&T, Inc. 4.950% due 01/15/13	1,500	1,637
2.500% due 08/15/15	1,000	1,007
Bank of America Corp. 4.500% due 04/01/15	955	987
Bank One Corp. 5.900% due 11/15/11	1,360	1,427
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	915	976
BellSouth Corp. (Å) 4.295% due 04/26/21	1,700	1,742
Berkshire Hathaway Finance Corp. Series WI 4.000% due 04/15/12	440	463
Best Buy Co., Inc. 6.750% due 07/15/13	205	229
Boston Scientific Corp. 4.500% due 01/15/15	860	869
6.400% due 06/15/16	390	416
Case New Holland, Inc. 7.750% due 09/01/13	450	474
CEDC Finance Corp. International, Inc. (Þ) 9.125% due 12/01/16	300	306
CenterPoint Energy Houston Electric LLC Series U 7.000% due 03/01/14	325	380
CIT Group, Inc. 7.000% due 05/01/13	58	58
7.000% due 05/01/14	87	85
7.000% due 05/01/15	387	373

	Principal Amount ($) or Shares	Market Value $
7.000% due 05/01/17	204	192
Series . 7.000% due 05/01/16	145	139
Citibank NA 1.875% due 06/04/12	500	510
Series FXD 1.875% due 05/07/12	1,100	1,123
Citigroup Funding, Inc. 1.875% due 10/22/12	400	409
2.250% due 12/10/12	2,200	2,272
Citigroup, Inc. 5.100% due 09/29/11	1,200	1,243
2.875% due 12/09/11	1,200	1,237
5.625% due 08/27/12	1,585	1,662
5.500% due 04/11/13	700	744
6.000% due 12/13/13	740	796
Commonwealth Bank of Australia (Ê)(Þ) 0.948% due 07/12/13	4,600	4,578
Commonwealth Edison Co. Series 98 6.150% due 03/15/12	250	269
Danske Bank A/S (Þ) 2.500% due 05/10/12	200	205
Delta Air Lines, Inc. Series 00A2 7.570% due 05/18/12	1,185	1,197
Devon Energy Corp. 5.625% due 01/15/14	615	688
Dexia Credit Local NY (Ê)(Þ) 0.938% due 03/05/13	2,800	2,802
DIRECTV Holdings LLC 4.750% due 10/01/14	845	909
Discover Financial Services 10.250% due 07/15/19	430	535
Dominion Resources, Inc. Series B 6.250% due 06/30/12	350	383
Dow Chemical Co. (The) 4.850% due 08/15/12	1,180	1,250
Dr Pepper Snapple Group, Inc. 6.120% due 05/01/13	500	558
Duke Energy Carolinas LLC 4.300% due 06/15/20	710	760
E*Trade Financial Corp. 12.500% due 11/30/17	128	144
EI du Pont de Nemours & Co. 5.875% due 01/15/14	190	217
El Paso Corp. 8.250% due 02/15/16	340	370
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	475	503
Enterprise Products Operating LLC 4.600% due 08/01/12	1,000	1,049
5.900% due 04/15/13	175	190
Express Scripts, Inc. 6.250% due 06/15/14	290	332

158	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FirstEnergy Solutions Corp. 4.800% due 02/15/15	655	698
Florida Gas Transmission Co. LLC (Å) 4.000% due 07/15/15	500	517
Ford Motor Credit Co. LLC 3.277% due 01/13/12 (Ê)	300	294
7.500% due 08/01/12	2,880	3,011
Fortune Brands, Inc. 3.000% due 06/01/12	745	755
FPL Group Capital, Inc. 5.625% due 09/01/11	240	251
Freescale Semiconductor, Inc. (Þ) 9.250% due 04/15/18	350	361
General Electric Capital Corp. 3.000% due 12/09/11	1,200	1,237
2.125% due 12/21/12	200	206
2.800% due 01/08/13	3,050	3,120
Series GMTN 2.000% due 09/28/12	500	513
2.625% due 12/28/12	500	521
General Mills, Inc. 5.650% due 09/10/12	291	316
Goldman Sachs Group, Inc. (The) 3.250% due 06/15/12	3,800	3,983
3.625% due 08/01/12	1,135	1,172
5.450% due 11/01/12	610	653
3.700% due 08/01/15	770	775
Goodyear Tire & Rubber Co. (The) 8.625% due 12/01/11	705	733
HCA, Inc. 7.250% due 09/15/20	725	767
Hewlett-Packard Co. 4.250% due 02/24/12	330	347
Hutchison Whampoa International 09/19, Ltd. (Þ) 5.750% due 09/11/19	685	745
IBM International Group Capital LLC 5.050% due 10/22/12	335	365
International Lease Finance Corp. 5.000% due 09/15/12	2,300	2,196
6.375% due 03/25/13	1,900	1,843
Jabil Circuit, Inc. 7.750% due 07/15/16	555	597
Jackson National Life Fund LLC 0.628% due 08/06/11	2,600	2,568
John Deere Capital Corp. 4.900% due 09/09/13	650	714
JPMorgan Chase & Co. 1.160% due 02/26/13 (Ê)	1,030	1,031
3.400% due 06/24/15	780	801
Series 1 (Æ)(ƒ) 7.900% due 04/29/49	275	287
JPMorgan Chase Bank NA (Ê) 0.866% due 06/13/16	1,400	1,318
Kraft Foods, Inc. 2.625% due 05/08/13	580	596
5.375% due 02/10/20	845	924

	Principal Amount ($) or Shares	Market Value $
Kroger Co. (The) 3.900% due 10/01/15	695	744
Lehman Brothers Holdings Capital Trust VII (ƒ)(Ø) 5.857% due 11/29/49	270	—
Lehman Brothers Holdings, Inc. (ƒ)(Ø) 2.951% due 12/31/49	800	168
Marathon Oil Corp. 6.500% due 02/15/14	150	170
Medco Health Solutions, Inc. 6.125% due 03/15/13	485	537
7.250% due 08/15/13	770	891
Medtronic, Inc. 4.500% due 03/15/14	230	254
3.000% due 03/15/15	1,230	1,288
Metropolitan Life Global Funding I (Þ) 2.875% due 09/17/12	175	179
5.125% due 04/10/13	1,295	1,411
Microsoft Corp. 4.200% due 06/01/19	1,000	1,088
Morgan Stanley 3.250% due 12/01/11	1,200	1,243
6.600% due 04/01/12	400	427
6.625% due 04/01/18	645	701
Series GMTN (Ê) 2.930% due 05/14/13	200	202
Navistar International Corp. 8.250% due 11/01/21	420	444
NB Capital Trust IV 8.250% due 04/15/27	360	368
NBC Universal, Inc. (Þ) 3.650% due 04/30/15	845	882
ONEOK Partners, LP 5.900% due 04/01/12	800	853
Oracle Corp. (Å) 3.875% due 07/15/20	455	465
PACCAR, Inc. 6.875% due 02/15/14	700	816
Pacific Life Global Funding (Þ) 5.150% due 04/15/13	900	968
PE Paper Escrow GmbH (Þ) 12.000% due 08/01/14	400	450
Pfizer, Inc. 4.450% due 03/15/12	490	518
Philip Morris International, Inc. 4.875% due 05/16/13	3,250	3,539
6.875% due 03/17/14	380	442
Pricoa Global Funding I (Ê)(Þ) 0.576% due 01/30/12	200	196
0.737% due 09/27/13	200	191
Principal Life Income Funding Trusts 5.300% due 04/24/13	200	217
Prudential Financial, Inc. 6.200% due 01/15/15	310	344
Quebecor World Capital Corp. (Ø) 6.125% due 11/15/13	70	—
4.875% due 11/15/49 (ƒ)	205	—

Russell Short Duration Bond Fund	159

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Qwest Corp. 7.875% due 09/01/11	850	888
Rainbow National Services LLC (Þ) 8.750% due 09/01/12	400	401
Regions Financial Corp. 0.707% due 06/26/12 (Ê)	1,100	1,034
7.750% due 11/10/14	100	107
Roche Holdings, Inc. (Þ) 6.000% due 03/01/19	1,000	1,180
Rockies Express Pipeline LLC (Å) 3.900% due 04/15/15	670	662
SABMiller PLC (Þ) 5.500% due 08/15/13	445	489
SLM Corp. (Ê) 0.728% due 10/25/11	200	192
Southern Copper Corp. 6.375% due 07/27/15	300	333
SunTrust Banks, Inc. 5.250% due 11/05/12	2,150	2,268
TD Ameritrade Holding Corp. 4.150% due 12/01/14	1,310	1,368
Textron, Inc. 6.200% due 03/15/15	595	652
Time Warner Cable, Inc. 8.250% due 02/14/14	935	1,115
Time Warner, Inc. 3.150% due 07/15/15	1,105	1,131
Toyota Motor Credit Corp. 3.200% due 06/17/15	425	444
Transcontinental Gas Pipe Line Corp. Series B 7.000% due 08/15/11	600	633
Transocean, Inc. Series B 1.500% due 12/15/37	2,200	2,024
Tyco International Finance SA 4.125% due 10/15/14	680	729
Union Pacific Corp. 6.500% due 04/15/12	345	374
Verizon Communications, Inc. 4.350% due 02/15/13	1,955	2,107
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	575	487
Wachovia Corp. 5.500% due 05/01/13	1,100	1,208
Wal-Mart Stores, Inc. 4.250% due 04/15/13	300	325
Walt Disney Co. (The) 4.500% due 12/15/13	385	427
WellPoint Health Networks, Inc. 6.375% due 01/15/12	471	502
Wells Fargo & Co. 4.375% due 01/31/13	725	770
Series K (ƒ) 7.980% due 03/29/49	4,600	4,738
Williams Partners, LP 3.800% due 02/15/15	530	548
7.250% due 02/01/17	835	982

	Principal Amount ($) or Shares	Market Value $
WM Wrigley Jr Co. (Þ) 2.450% due 06/28/12	890	896
XTO Energy, Inc. 4.625% due 06/15/13	655	720
Yum! Brands, Inc. 4.250% due 09/15/15	595	637

		139,148

International Debt - 6.7%
America Movil SAB de CV (Þ) 5.000% due 03/30/20	1,000	1,063
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	200	223
Banco do Brasil SA (Å) 4.500% due 01/22/15	300	311
Banco Mercantil del Norte SA (Å) 4.375% due 07/19/15	500	498
Banco Nacional de Desenvolvimento Economico e Social (Þ) 6.500% due 06/10/19	660	738
Banco Santander Chile (Þ)
1.771% due 04/20/12 (Ê)	700	700
2.875% due 11/13/12	1,200	1,211
Bank of Tokyo-Mitsubishi UFJ, Ltd. (Þ) 3.850% due 01/22/15	600	638
BHP Billiton Finance USA, Ltd. 5.500% due 04/01/14	200	226
Cenovus Energy, Inc. Series WI 4.500% due 09/15/14	335	361
Centrais Eletricas Brasileiras SA (Å) 6.875% due 07/30/19	200	227
Chile Government International Bond 3.875% due 08/05/20	280	280
Colombia Government International Bond 7.375% due 03/18/19	570	697
Corp. Andina de Fomento
3.750% due 01/15/16	1,185	1,179
8.125% due 06/04/19	285	354
DanFin Funding, Ltd. (Ê)(Å) 1.226% due 07/16/13	3,000	2,996
Deutsche Telekom International Finance BV
5.250% due 07/22/13	2,000	2,183
4.875% due 07/08/14	905	985
Dexia Credit Local (Ê)(Å) 0.961% due 04/29/14	1,400	1,398
Digicel Group, Ltd. (Þ) 9.125% due 01/15/15	725	732
Enel Finance International SA (Þ) 3.875% due 10/07/14	625	641
FIH Erhvervsbank A/S (Ê)(Þ) 0.907% due 06/13/13	4,900	4,892
Gaz Capital SA for Gazprom (Þ) 7.510% due 07/31/13	600	660
Husky Energy, Inc. 5.900% due 06/15/14	785	882
ING Bank NV (Þ)
2.625% due 02/09/12	3,400	3,467

160	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

1.333% due 03/30/12 (Ê)	300	301
3.900% due 03/19/14	300	324
Intesa Sanpaolo Series YCD 2.375% due 12/21/12	2,100	2,087
Korea Development Bank 8.000% due 01/23/14	600	702
Korea Housing Finance Corp. (Þ) 4.125% due 12/15/15	700	724
Landmark CDO, Ltd. (Ê)(Þ)
Series 2003-3A Class A1LA 0.996% due 01/15/16	829	801
Norske Skogindustrier ASA (Þ) 6.125% due 10/15/15	535	369
Petroleos Mexicanos (Å) 5.500% due 01/21/21	1,130	1,163
Province of Quebec Canada 3.500% due 07/29/20	180	180
Qatari Diar Finance QSC (Å) 3.500% due 07/21/15	1,400	1,404
Rio Tinto Finance USA, Ltd. 5.875% due 07/15/13	1,225	1,361
Royal Bank of Scotland PLC (The) (Þ) 1.450% due 10/20/11	2,000	2,011
SABMiller PLC (Þ) 6.500% due 07/01/16	240	284
Santander US Debt SA Unipersonal (Ê)(Þ) 1.333% due 03/30/12	1,800	1,750
Shell International Finance BV
4.000% due 03/21/14	820	880
3.100% due 06/28/15	1,700	1,762
Societe Financement de l’Economie Francaise (Þ) 3.375% due 05/05/14	1,300	1,376
Swedish Housing Finance Corp. (Þ) 3.125% due 03/23/12	1,500	1,550
Telefonica Emisiones SAU
2.582% due 04/26/13	595	601
6.421% due 06/20/16	890	1,012
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	1,045	1,158
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC 3.000% due 06/15/15	190	197
Total Capital SA 3.000% due 06/24/15	360	371
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 7.700% due 08/07/13	1,100	1,226
Transocean, Inc.
Series A 1.625% due 12/15/37	1,800	1,760
Tyco Electronics Group SA 6.000% due 10/01/12	760	824
UBS AG/Stamford CT (Ê) 1.584% due 02/23/12	700	704
Volvo Treasury AB (þ) 5.950% due 04/01/15	635	679

	Principal Amount ($) or Shares	Market Value $
Waha Aerospace BV (Å) 3.925% due 07/28/20	1,800	1,806
Westpac Banking Corp. 2.250% due 11/19/12	2,000	2,027
XL Group PLC
5.250% due 09/15/14	515	544
Series E (ƒ)
6.500% due 03/29/49	170	129

		59,609

Loan Agreements - 0.0%
Newsday Corp. Fixed Rate Term Loan 9.750% due 07/09/13	275	288
Supermedia, Inc. Exit Term Loan 1.000% due 12/31/15	89	75

		363

Mortgage-Backed Securities - 23.8%
American General Mortgage Loan Trust (Þ)
Series 2010-1A Class A1 5.150% due 03/25/58	431	432
American Home Mortgage Investment Trust (Ê)
Series 2004-3 Class 5A 2.713% due 10/25/34	847	726
Series 2004-4 Class 4A 2.759% due 02/25/45	276	250
Asset Securitization Corp.
Series 1997-D5 Class A3 6.863% due 02/14/43	145	158
Banc of America Alternative Loan Trust
Series 2005-3 Class 2A1 5.500% due 04/25/20	155	143
Series 2005-9 Class 5A1 5.500% due 10/25/20	57	57
Banc of America Commercial Mortgage, Inc.
Series 2000-2 Class B 7.378% due 09/15/32	121	121
Series 2000-2 Class C 7.438% due 09/15/32	410	410
Series 2002-PB2 Class C 6.349% due 06/11/35	155	161
Series 2003-1 Class D (Þ) 4.903% due 09/11/36	375	378
Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	475	523
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	647	713
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	958	1,078
Series 2004-4 Class A3 4.128% due 07/10/42	11	11
Series 2005-1 Class A4 5.052% due 11/10/42	850	890
Series 2006-2 Class A4 5.928% due 05/10/45	60	65

Russell Short Duration Bond Fund	161

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-2 Class AAB 5.817% due 04/10/49	240	255
Series 2008-1 Class ASB 6.173% due 02/10/51	15	17
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê) 2.915% due 05/25/35	4,547	4,488
Series 2006-2 Class 2A18 5.750% due 03/25/36	1,785	1,718
Series 2006-A Class 1A1 (Ê) 4.251% due 02/20/36	237	220
Series 2006-F Class 1A2 (Ê) 5.138% due 07/20/36	86	36
Series 2006-I Class 5A1 (Ê) 6.063% due 10/20/46	634	552
Banc of America Mortgage Securities, Inc.
Series 2004-2 Class 5A1 6.500% due 10/25/31	79	79
Series 2004-I Class 2A2 (Ê) 3.664% due 10/25/34	455	421
Series 2004-L Class 1A1 (Ê) 3.734% due 01/25/35	39	34
Series 2004-L Class 2A1 (Ê) 3.307% due 01/25/35	1,398	1,200
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 5A1 5.445% due 04/25/33	219	214
Series 2003-8 Class 2A1 (Ê) 3.556% due 01/25/34	152	147
Series 2005-6 Class 1A1 2.978% due 08/25/35	189	134
Series 2007-3 Class 1A1 5.371% due 05/25/47	95	72
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.765% due 05/25/35	647	502
Series 2005-7 Class 22A1 3.805% due 09/25/35	42	31
Series 2006-3 Class 33A1 (Ê) 5.919% due 05/25/36	595	337
Bear Stearns Asset Backed Securities Trust Series 2003-AC3 Class A1 4.000% due 07/25/33	221	208
Bear Stearns Commercial Mortgage Securities Series 2000-WF1 Class E 7.898% due 02/15/32	177	176
Series 2000-WF1 Class G (Þ) 6.500% due 02/15/32	450	449
Series 2000-WF2 Class C 7.590% due 10/15/32	200	200
Series 2001-TOP Class A1 5.060% due 11/15/16	32	32
Series 2001-TOP Class A2 6.480% due 02/15/35	223	227
Series 2001-TOP Class A3 5.610% due 11/15/33	50	52

	Principal Amount ($) or Shares	Market Value $
Series 2004-PWR Class A2 4.254% due 07/11/42	198	200
Series 2004-PWR Class A3 4.565% due 07/11/42	565	574
Series 2007-T26 Class A4 5.471% due 01/12/45	100	106
Bear Stearns Mortgage Funding Trust (Ê) Series 2007-AR1 Class 2A1 0.399% due 02/25/37	92	92
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.125% due 01/26/36	199	124
Series 2007-R6 Class 2A1 5.530% due 12/26/46	139	91
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class A2 7.319% due 10/15/32	7	7
Chase Mortgage Finance Corp. Series 2007-A1 Class 8A1 4.209% due 02/25/37	451	464
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	50	53
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class E 7.269% due 09/15/30	470	470
Commercial Mortgage Asset Trust Series 1999-C2 Class E 7.640% due 11/17/32	50	51
Commercial Mortgage Pass Through Certificates Series 2001-J1A Class B (Þ) 6.614% due 02/16/34	180	183
Series 2003-LB1 Class A2 4.084% due 06/10/38	610	634
Series 2006-C8 Class A4 5.306% due 12/10/46	400	407
Community Program Loan Trust Series 1987-A Class A4 4.500% due 10/01/18	618	622
Countrywide Alternative Loan Trust Series 2003-J2 Class A1 6.000% due 10/25/33	145	145
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-12 Class 1M 2.999% due 08/25/34	2,230	155
Series 2004-22 Class A3 3.505% due 11/25/34	188	160
Series 2004-HYB Class 1A1 3.189% due 02/20/35	331	281
Series 2005-29 Class A1 5.750% due 12/25/35	137	120
Series 2005-HYB Class 5A1 (Ê) 5.250% due 02/20/36	707	451
Series 2006-1 Class A2 6.000% due 03/25/36	935	838
Series 2006-21 Class A9 5.750% due 02/25/37	206	204

162	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-HYB Class 1A2 3.102% due 06/20/36	73	3
Series 2006-HYB Class 3A1A 5.937% due 05/20/36	524	372
Series 2006-R2 Class AF1 (Ê)(Þ) 0.749% due 07/25/36	430	350
Series 2007-1 Class A1 6.000% due 03/25/37	3,597	2,998
Series 2007-2 Class A2 6.000% due 03/25/37	5,400	4,347
Series 2007-9 Class A11 5.750% due 07/25/37	1,300	1,023
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class D 7.170% due 05/17/40	10	10
Series 2001-CF2 Class A4 6.505% due 02/15/34	39	39
Series 2001-CF2 Class B 6.718% due 02/15/34	490	494
Series 2001-CK1 Class A3 6.380% due 12/18/35	44	44
Series 2001-CK1 Class C 6.730% due 12/18/35	170	172
Series 2001-SPG Class A2 (Þ) 6.515% due 08/13/18	20	21
Series 2002-CKN Class C1 6.376% due 04/15/37	970	974
Series 2002-CKP Class A3 6.439% due 12/15/35	569	599
Series 2002-CKS Class B 5.333% due 11/15/36	515	534
Series 2003-C3 Class D 4.131% due 05/15/38	40	39
Series 2005-C3 Class A2 4.512% due 07/15/37	96	96
Series 2005-C4 Class A2 5.017% due 08/15/38	116	116
Series 2005-C6 Class A4 5.230% due 12/15/40	10	11
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.658% due 03/15/39	100	103
Crown Castle Towers LLC (Þ) Series 2006-1A Class AFX 5.245% due 11/15/36	160	166
Series 2006-1A Class D (Å) 5.772% due 11/15/36	385	398
Series 2006-1A Class E (Å) 6.065% due 11/15/36	155	160
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	517	484
Series 2007-AR1 Class A3B (Ê) 0.399% due 01/25/47	4	4
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B1 6.910% due 06/10/31	9	9

	Principal Amount ($) or Shares	Market Value $
Series 2000-CKP Class A1B 7.180% due 11/10/33	178	178
Fannie Mae 5.000% due 2013	170	181
6.000% due 2013	78	84
6.000% due 2014	239	259
5.500% due 2016	433	469
5.500% due 2017	685	738
6.000% due 2017	86	95
7.000% due 2017	78	86
4.000% due 2018	2,058	2,187
7.000% due 2024	1,553	1,671
2.644% due 2033 (Ê)	52	55
3.183% due 2035 (Ê)	177	185
4.677% due 2035 (Ê)	2,038	2,123
4.920% due 2035 (Ê)	12,027	12,553
6.000% due 2038	1,900	2,063
6.000% due 2039	221	241
5.500% due 2040	5,000	5,383
1.663% due 2041 (Ê)	485	490
1.601% due 2042 (Ê)	177	178
15 Year TBA (Ï) 4.500%	2,440	2,585
30 Year TBA (Ï) 4.500%	25,000	26,114
5.500%	5,935	6,395
6.000%	3,000	3,250
6.500%	8,000	8,771
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	365	417
Series 2001-T4 Class A1 7.500% due 07/25/41	58	68
Series 2001-T10 Class A1 7.000% due 12/25/41	87	98
Series 2001-T10 Class A2 7.500% due 12/25/41	47	54
Series 2002-T19 Class A1 6.500% due 07/25/42	648	722
Fannie Mae REMICS Series 2003-16 Class BH 5.000% due 03/25/17	576	591
Series 2003-24 Class PU 3.500% due 11/25/15	9	9
Series 2003-63 Class GU 4.000% due 07/25/33	56	58
Series 2003-75 Class NB 3.250% due 08/25/18	116	118
Series 2004-70 Class EB 5.000% due 10/25/24	335	362
Series 2007-30 Class AF (Ê) 0.639% due 04/25/37	404	403
Series 2007-39 Class EF (Ê) 0.579% due 05/25/37	209	206
Series 2007-63 Class FC (Ê) 0.679% due 07/25/37	1,923	1,920
Series 2007-73 Class A1 (Ê) 0.389% due 07/25/37	207	206

Russell Short Duration Bond Fund	163

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2009-69 Class MB 4.000% due 09/25/29	265	273
Series 2009-96 Class DB 4.000% due 11/25/29	265	273
Series 2010-15 Class FD (Ê) 1.069% due 03/25/40	3,149	3,170
Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 11/25/41	466	520
Series 2003-W2 Class 1A1 6.500% due 07/25/42	253	287
FDIC Structured Sale Guaranteed Notes (Þ) Series 2010-L2A Class A 3.000% due 09/30/19	2,059	2,096
Series 2010-S1 Class 1A (Ê) 0.866% due 02/25/48	895	897
Series A-1 0.010% due 10/25/11	1,000	991
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2002-51 Class 1A
6.500% due 09/25/43	214	241
Series 2003-54 Class 2A
6.500% due 02/25/43	182	201
Series 2005-63 Class 1A1 (Ê)
1.613% due 02/25/45	478	481
First Horizon Alternative Mortgage Securities (Ê) Series 2005-AA7 Class 2A1 4.788% due 09/25/35	66	48
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	334	357
First Union National Bank Commercial Mortgage
Series 2000-C2 Class A2
7.202% due 10/15/32	26	26
Series 2001-C2 Class A2
6.663% due 01/12/43	696	709
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 Class A2
6.136% due 03/15/33	71	72
Series 2001-C1 Class C
6.403% due 03/15/33	320	325
First Union-Lehman Brothers-Bank of America
Series 1998-C2 Class C
6.730% due 11/18/35	322	327
Series 1998-C2 Class D
6.778% due 11/18/35	1,175	1,249
Freddie Mac
6.000% due 01/01/13	29	30
5.500% due 01/01/14	10	11
6.000% due 01/01/14	36	39
6.000% due 01/01/16	175	191

	Principal Amount ($) or Shares	Market Value $
6.000% due 01/01/18	160	174
5.500% due 01/01/29	443	480
6.000% due 01/01/29	48	52
6.000% due 01/01/31	122	134
6.000% due 01/01/33	254	281
4.086% due 01/01/35 (Ê)	373	386
5.500% due 01/01/38	428	461
30 Year TBA
4.500%	2,000	2,086
5.500%	1,000	1,074
Freddie Mac REMICS
Series 2003-255 Class PB
5.500% due 08/15/30	3	3
Series 2003-258 Class DG
5.000% due 03/15/32	617	647
Series 2003-258 Class NS
3.250% due 09/15/15	1	1
Series 2003-261 Class JA
3.760% due 03/15/29	488	496
Series 2003-262 Class GE
4.500% due 04/15/17	108	111
Series 2003-263 Class AB
4.500% due 06/15/18	970	1,065
Series 2003-265 Class WT
4.500% due 08/15/18	810	885
Series 2003-266 Class MA
4.500% due 10/15/31	80	84
Series 2004-285 Class BA
4.500% due 02/15/20	269	272
Series 2006-314 Class LF (Ê)
0.641% due 05/15/36	422	421
Series 2007-333 Class BF (Ê)
0.491% due 07/15/19	215	213
Series 2007-333 Class FT (Ê)
0.491% due 08/15/19	529	525
Series 2008-341 Class JB
4.500% due 02/15/23	360	394
Series 2009-354 Class CD
2.000% due 06/15/14	2,137	2,153
Series 2010-364 Class JA
1.500% due 03/15/15	2,566	2,586
GE Capital Commercial Mortgage Corp.
Series 2000-1 Class A2
6.496% due 01/15/33	148	150
Series 2000-1 Class C
6.734% due 01/15/33	25	25
Series 2001-1 Class B
6.719% due 05/15/33	355	363
Series 2001-1 Class C
6.971% due 05/15/33	145	149
Series 2001-1 Class D
7.108% due 05/15/33	530	544
Series 2001-3 Class A1
5.560% due 06/10/38	238	240
Series 2001-3 Class A2
6.070% due 06/10/38	151	157
Series 2002-1A Class A3
6.269% due 12/10/35	470	497

164	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-C2 Class F (þ)
5.704% due 07/10/37	110	111
Series 2004-C2 Class A2
4.119% due 03/10/40	106	106
Series 2005-C1 Class A2
4.353% due 06/10/48	112	113
Series 2005-C1 Class A3
4.578% due 06/10/48	130	135
Series 2005-C3 Class A4
5.046% due 07/10/45	75	75
Ginnie Mae I
6.500% due 2038	473	522
Ginnie Mae II (Ê)
3.625% due 2027	40	41
3.000% due 2032	60	62
GMAC Commercial Mortgage Securities, Inc. Series 1999-C1 Class D 6.880% due 05/15/33	21	21
Series 2001-C1 Class A2 6.465% due 04/15/34	23	23
Series 2001-C1 Class B 6.670% due 04/15/34	535	547
Series 2004-C3 Class A4 4.547% due 12/10/41	1,365	1,388
GMAC Mortgage Corp. Loan Trust (Ê) Series 2005-AR2 Class 4A 5.030% due 05/25/35	80	71
Government National Mortgage Association Series 2006-67 Class A 3.947% due 11/16/30	781	812
Series 2007-4 Class A 4.206% due 06/16/29	864	899
Series 2010-14 Class A 4.500% due 06/16/39	600	635
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR8 Class 1A1A 0.409% due 01/25/47	234	216
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 2.981% due 10/25/33	229	191
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	100	103
GSMPS Mortgage Loan Trust (Þ) Series 1998-1 Class A 8.000% due 09/19/27	74	76
Series 1998-2 Class A 7.750% due 05/19/27	374	375
Series 1998-3 Class A 7.750% due 09/19/27	19	19
Series 1999-3 Class A 8.000% due 08/19/29	29	29
Series 2005-RP1 Class 1A3 8.000% due 01/25/35	363	355

	Principal Amount ($) or Shares	Market Value $
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	233	227
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	296	279
Series 2006-RP1 Class 1A3 8.000% due 01/25/36	127	124
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.576% due 06/25/34	305	279
Series 2005-AR6 Class 2A1 (Ê) 2.943% due 09/25/35	458	432
Series 2006-1F Class 5A2 6.000% due 02/25/36	37	10
Series 2006-2F Class 3A3 6.000% due 02/25/36	2,375	1,808
Series 2006-3F Class 2A3 5.750% due 03/25/36	1,088	941
Series 2007-AR1 Class 1A1 3.481% due 03/25/37	4,250	2,649
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 2.960% due 07/19/35	168	133
Series 2006-12 Class 2A11 (Ê) 0.431% due 01/19/38	54	54
Indymac Index Mortgage Loan Trust (Ê) Series 2006-AR1 Class 1A1A 0.419% due 11/25/46	23	23
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-C1 Class A3 5.376% due 07/12/37	195	206
Series 2002-C2 Class A1 4.326% due 12/12/34	220	225
Series 2002-CIB Class A2 5.822% due 05/12/34	137	140
Series 2003-C1 Class B 5.095% due 01/12/37	175	179
Series 2004-CBX Class A3 4.184% due 01/12/37	19	19
Series 2005-CB1 Class A2 5.016% due 08/12/37	80	79
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C10 Class B 7.529% due 08/15/32	12	12
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A2 6.044% due 11/15/35	233	235
Series 2001-CIB Class C 6.633% due 03/15/33	445	449
Series 2001-CIB Class D 6.751% due 03/15/33	345	348
Series 2002-C2 Class B 5.211% due 12/12/34	15	16
Series 2003-C1 Class A2 4.985% due 01/12/37	340	361

Russell Short Duration Bond Fund	165

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-CB1 Class A4 5.814% due 06/12/43	50	53
Series 2007-LD1 Class A4 5.882% due 02/15/51	100	103
Series 2009-IWS Class A1 (Þ) 4.314% due 12/05/27	637	682
Series 2009-IWS Class A2 (Þ) 5.633% due 12/05/27	535	594
Series 2010-C1 Class A1 (Þ) 3.853% due 06/15/43	998	1,037
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.016% due 02/25/35	36	37
Series 2005-A4 Class 1A1
5.384% due 07/25/35	267	261
Series 2006-A6 Class 1A2
5.898% due 10/25/36	69	61
LB Commercial Conduit Mortgage Trust
Series 1998-C1 Class E
7.000% due 02/18/30	525	572
Series 1999-C1 Class D
7.020% due 06/15/31	873	872
LB-UBS Commercial Mortgage Trust
Series 2000-C3 Class B
7.950% due 03/15/32	72	72
Series 2000-C4 Class C
7.610% due 07/15/32	92	92
Series 2000-C5 Class A2
6.510% due 12/15/26	80	80
Series 2001-C3 Class B
6.512% due 06/15/36	175	181
Series 2003-C7 Class A4
4.931% due 09/15/35	790	839
Series 2004-C2 Class A3
3.973% due 03/15/29	300	306
Series 2004-C4 Class A2
4.567% due 06/15/29	29	29
Series 2004-C7 Class A5
4.628% due 10/15/29	232	242
Lehman Mortgage Trust
Series 2005-2 Class 2A3
5.500% due 12/25/35	10	10
Series 2006-1 Class 3A3
5.500% due 02/25/36	192	169
Master Reperforming Loan Trust (Þ)
Series 2005-1 Class 1A3
7.000% due 08/25/34	224	228
Series 2005-1 Class 1A5
8.000% due 08/25/34	434	433
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	470	457
Master Specialized Loan Trust (Þ) Series 2005-2 Class A2 5.006% due 07/25/35	164	158
MASTR Adjustable Rate Mortgages Trust
Series 2005-1 Class B1
3.450% due 03/25/35	328	33

	Principal Amount ($) or Shares	Market Value $
Series 2005-6 Class 7A1
5.341% due 06/25/35	68	59
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.821% due 06/15/30	551	476
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.539% due 02/25/36	56	42
Merrill Lynch Mortgage Trust
Series 2005-CIP Class A2
4.960% due 07/12/38	282	289
Series 2006-C1 Class A1
5.528% due 05/12/39	195	196
Series 2008-C1 Class A4
5.690% due 02/12/51	405	418
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-6 Class A4 5.485% due 03/12/51	200	195
MLCC Mortgage Investors, Inc.
Series 2005-1 Class 2A1
2.223% due 04/25/35	302	290
Series 2005-1 Class 2A2
2.223% due 04/25/35	648	607
Series 2005-3 Class 5A (Ê)
0.579% due 11/25/35	101	87
Morgan Stanley Capital I
Series 1998-HF2 Class G (Þ)
6.010% due 11/15/30	125	125
Series 2004-IQ8 Class A3
4.500% due 06/15/40	22	23
Series 2006-IQ1 Class A1
5.257% due 12/15/43	7	7
Morgan Stanley Dean Witter Capital I
Series 2001-FRM Class E (Þ)
6.691% due 07/12/16	305	311
Series 2001-IQA Class A3
5.720% due 12/18/32	38	39
Series 2001-PGM Class G (Þ)
7.443% due 03/11/16	1,395	1,449
Series 2001-TOP Class B
6.810% due 02/15/33	510	517
Series 2001-TOP Class C
6.790% due 07/15/33	505	527
Series 2001-TOP Class E (Þ)
7.336% due 02/15/33	55	54
Series 2002-TOP Class B
6.080% due 01/15/39	1,100	1,165
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	469	370
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	204	186
Prime Mortgage Trust (Ê)
Series 2004-CL1 Class 1A2
0.729% due 02/25/34	84	76

166	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-CL1 Class 2A2
0.729% due 02/25/19	12	11
RBSCF Trust (Þ) Series 2010-MB1 Class A2 3.686% due 04/15/24	950	984
Residential Accredit Loans, Inc. Series 2005-QS1 Class 2A1 6.000% due 09/25/35	321	236
Residential Asset Mortgage Products, Inc.
Series 2004-SL4 Class A3 6.500% due 07/25/32	46	48
Residential Asset Securitization Trust
Series 2005-A10 Class A3
5.500% due 09/25/35	1,033	794
Series 2006-A9C Class A6
6.000% due 09/25/36	829	443
Residential Funding Mortgage Securities I
Series 2006-S10 Class 1A7
6.000% due 10/25/36	700	578
Series 2006-SA3 Class 3A1
6.039% due 09/25/36	513	389
Series 2007-S9 Class 1A1
6.000% due 10/25/37	79	67
Salomon Brothers Mortgage Securities VII, Inc.
Series 2000-C3 Class B
6.758% due 12/18/33	75	76
Series 2001-C1 Class E
6.310% due 12/18/35	130	129
Series 2001-C2 Class C
6.842% due 11/13/36	220	228
Series 2002-KEY Class C
5.045% due 03/18/36	70	71
Series 2003-UP2 Class A1
4.000% due 12/25/18	299	302
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-22 Class 4A2 5.304% due 12/25/35	17	3
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2002-AR3 Class A1 1.001% due 09/19/32	23	19
Structured Asset Securities Corp.
Series 2001-21A Class 1A1 (Ê)
2.239% due 01/25/32	14	14
Series 2003-34A Class 6A
4.888% due 11/25/33	514	492
Series 2005-6 Class B2
5.293% due 05/25/35	177	9
Suntrust Adjustable Rate Mortgage Loan Trust (Ê)
Series 2007-2 Class 3A3 5.673% due 04/25/37	8,351	6,820
Thornburg Mortgage Securities Trust (Ê)
Series 2006-6 Class A1 0.439% due 11/25/46	333	321

	Principal Amount ($) or Shares	Market Value $
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5 Class B
4.107% due 06/15/35	45	46
Series 2004-C14 Class A2
4.368% due 08/15/41	843	868
Series 2005-C20 Class A4
5.244% due 07/15/42	61	61
Series 2005-C20 Class A5
5.087% due 07/15/42	35	36
Series 2007-C31 Class A4
5.509% due 04/15/47	100	95
Washington Mutual Mortgage Pass Through Certificates
Series 2002-AR6 Class A (Ê)
1.813% due 06/25/42	68	54
Series 2002-AR9 Class 1A (Ê)
1.813% due 08/25/42	187	164
Series 2003-AR7 Class A7 (Ê)
2.678% due 08/25/33	222	214
Series 2004-AR1 Class A2A (Ê)
0.745% due 11/25/34	571	403
Series 2005-AR1 Class A1A1 (Ê)
0.619% due 10/25/45	143	112
Series 2006-AR1 Class 2A (Ê)
3.291% due 09/25/46	487	334
Series 2006-AR8 Class 1A5
5.762% due 08/25/46	1,284	253
Series 2006-AR8 Class 2A3 (Ê)
6.051% due 08/25/36	26	6
Series 2007-HY3 Class 4A1
5.283% due 03/25/37	1,123	953
Wells Fargo Mortgage Backed Securities Trust
Series 2004-BB Class A2 (Ê)
2.899% due 01/25/35	255	244
Series 2004-BB Class A4 (Ê)
2.899% due 01/25/35	866	862
Series 2004-CC Class A1 (Ê)
4.913% due 01/25/35	387	376
Series 2004-E Class A2 (Ê)
4.500% due 05/25/34	546	544
Series 2004-EE Class 3A1 (Ê)
3.128% due 12/25/34	244	240
Series 2004-I Class 1A1
3.248% due 07/25/34	284	280
Series 2005-9 Class 1A1
4.750% due 10/25/35	675	669
Series 2005-12 Class 1A7
5.500% due 11/25/35	147	97
Series 2005-17 Class 1A1
5.500% due 01/25/36	436	425
Series 2005-18 Class 1A1
5.500% due 01/25/36	151	135
Series 2005-AR1 Class 2A1
2.997% due 10/25/35	1,828	1,699
Series 2005-AR2 Class 2A1 (Ê)
2.877% due 03/25/35	426	382

Russell Short Duration Bond Fund	167

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-AR2 Class 2A2 (Ê)
2.877% due 03/25/35	432	393
Series 2005-AR8 Class 2A1
2.981% due 06/25/35	102	103
Series 2006-2 Class 3A1
5.750% due 03/25/36	153	144
Series 2006-3 Class A1 5.500% due 03/25/36	1,178	1,084
Series 2006-4 Class 2A3 5.750% due 04/25/36	665	254
Series 2006-6 Class 1A22 (Ê) 6.000% due 05/25/36	3,300	2,873
Series 2006-AR1 Class 2A2 5.522% due 11/25/36	486	137
Series 2006-AR1 Class 2A4 (Ê) 5.886% due 10/25/36	70	10
Series 2006-AR1 Class 4A1 (Ê) 5.468% due 07/25/36	874	681
Series 2006-AR1 Class A1 (Ê) 5.135% due 10/25/36	2,837	2,371
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	708	629
Series 2006-AR4 Class 1A1 (Ê) 5.806% due 04/25/36	272	243
Series 2006-AR4 Class 2A1 (Ê) 5.692% due 04/25/36	115	106
Series 2006-AR5 Class 2A1 (Ê) 5.482% due 04/25/36	688	569
Series 2007-14 Class 1A1 6.000% due 10/25/37	93	83

		211,932

Municipal Bonds - 0.6%
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 1.448% due 04/25/38	1,519	1,527
New Jersey Economic Development Authority Revenue Bonds (Ê) 1.480% due 06/15/13	1,000	1,000
South Carolina Student Loan Corp. (Ê) Series 2008-1 Class A1 1.038% due 09/02/14	15	15
Series 2008-1 Class A4 1.538% due 09/03/24	400	395
South Carolina Student Loan Corp. Revenue Bonds (Ê) Series 2008-1 Class A2 1.088% due 03/01/18	600	593
Series 2008-1 Class A3 1.288% due 03/02/20	700	694
State of Illinois General Obligation Unlimited 2.766% due 01/01/12	1,000	999

		5,223

	Principal Amount ($) or Shares		Market Value $

Non-US Bonds - 1.0%
Brazil Notas do Tesouro Nacional Series NTNF 10.000% due 01/01/17	BRL	900	472
10.000% due 01/01/21	BRL	1,520	769
Canadian Government Bond 4.000% due 06/01/16	CAD	730	767
FCE Bank PLC 7.125% due 01/16/12	EUR	1,100	1,471
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	100	133
German Treasury Bills 5.000% due 01/04/12	EUR	140	194
4.000% due 01/04/18	EUR	150	217
Inter-American Development Bank 6.500% due 08/20/19	AUD	720	686
Lehman Brothers Holdings, Inc. (Ø) Zero coupon due 12/31/49	EUR	950	272
Mexican Bonos Desarr 7.250% due 12/15/16	MXN	8,195	685
Morgan Stanley (Ê) 1.029% due 03/01/13	EUR	1,700	2,097
Queensland Treasury Corp. Series 15 6.000% due 10/14/15	AUD	450	420
SLM Corp. 4.875% due 12/17/12	GBP	500	724
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	300	398

			9,305

United States Government Agencies - 1.6%
Fannie Mae 5.250% due 08/01/12		2,230	2,405
Federal Home Loan Banks 1.125% due 05/18/12		500	505
0.875% due 08/22/12		400	401
Federal Home Loan Mortgage Corp. 1.125% due 07/27/12		2,600	2,624
1.000% due 08/28/12		1,500	1,509
Federal National Mortgage Association 2.000% due 01/01/12		210	215
1.125% due 07/30/12		900	908

1.750% due 05/07/13	2,500	2,555
2.000% due 10/09/19	2,950	1,839
Freddie Mac 2.125% due 03/23/12	725	743
4.125% due 12/21/12	300	323

		14,027

United States Government
Treasuries - 16.7%
United States Treasury Inflation Indexed Bonds 2.000% due 04/15/12	108	111

168	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Treasury Notes 0.625% due 06/30/12	4,250	4,257
0.625% due 07/31/12	11,955	11,972
1.375% due 03/15/13	1,400	1,424
1.375% due 05/15/13	38,100	38,743
1.125% due 06/15/13	7,300	7,368
1.000% due 07/15/13	14,100	14,172
2.750% due 10/31/13	12,000	12,709
2.250% due 01/31/15	2,050	2,124
2.125% due 05/31/15	1,500	1,542
1.875% due 06/30/15	7,640	7,753
1.625% due 07/31/15	9,360	9,429
3.125% due 04/30/17	13,000	13,707
2.500% due 06/30/17	4,200	4,258
2.250% due 07/31/17	300	301
3.500% due 05/15/20	16,390	17,212
8.750% due 08/15/20	200	301
4.625% due 02/15/40	250	278
4.375% due 05/15/40	1,180	1,261

		148,922

Total Long-Term Investments (cost $629,301)		645,081

Preferred Stocks - 0.2%
Financial Services - 0.2%
DG Funding Trust (Ê)(Å)	219	1,700
Federal Home Loan Mortgage Corp. (Æ)	19,825	7
Federal National Mortgage Association (Æ)	20,825	6
Wells Fargo & Co.	—	292

Total Preferred Stocks (cost $3,487)		2,005

Short-Term Investments - 25.2%
Abbott Laboratories 5.600% due 05/15/11	160	166
Aetna, Inc. 7.875% due 03/01/11	200	208
AIG SunAmerica Global Financing VI (Þ) 6.300% due 05/10/11	1,500	1,530
Ally Financial, Inc. Series * 5.375% due 06/06/11	600	601
American Express Centurion Bank Series BKNT 5.200% due 11/26/10	500	507
American Express Credit Corp. 0.501% due 12/02/10 (Ê)	500	500
Series MTNB (Ê) 0.498% due 10/04/10	500	500
American International Group, Inc. 4.700% due 10/01/10	1,950	1,950
Amgen, Inc. 0.125% due 02/01/11	400	398
Bank of Scotland PLC (Ê)(Þ) 0.597% due 12/08/10	600	599

	Principal Amount ($) or Shares	Market Value $
Comcast Cable Communications LLC 6.750% due 01/30/11	400	411
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	640	653
El Paso Performance-Linked Trust (Þ) 7.750% due 07/15/11	300	311
Energy Future Holdings Corp., Term Loan B
3.845% due 08/09/10	28	22
3.874% due 08/10/10	124	96
4.033% due 09/30/10	2	1
4.066% due 11/10/10	178	138
Fannie Mae 6.000% due 2010	1	1
6.500% due 2010	3	3
6.000% due 2011	10	10
6.250% due 2011	900	927
6.500% due 2011	3	3
Federal Home Loan Bank Discount Notes (ç)(ž) Zero coupon due 08/25/10	8,400	8,399
0.210% due 09/01/10	13,000	12,998
Federal National Mortgage Association Discount Notes (ç)(ž) Zero coupon due 08/02/10	1,630	1,630
0.200% due 08/18/10	13,000	12,999
0.240% due 11/08/10	13,000	12,993
First Data Corp., Term Loan B
3.066% due 08/24/10	11	10
3.079% due 08/31/10	7	6
Fortune Brands, Inc. 5.125% due 01/15/11	350	356
Freddie Mac 4.000% due 2010	88	88
6.000% due 2011	26	27
Freddie Mac Discount Notes (ç)(ž) Zero coupon due 08/02/10	6,600	6,600
International Lease Finance Corp. 5.450% due 03/24/11	80	79
5.750% due 06/15/11	595	589
JPMorgan Chase & Co. 4.850% due 06/16/11	1,160	1,204
Keycorp (Ê) 0.892% due 11/22/10	1,100	1,416
Lehman Brothers Holdings, Inc. (Ø) 1.000% due 04/05/11	10	3
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	840	844
Merrill Lynch & Co., Inc. 0.698% due 07/25/11 (Ê)	500	498
Series MTNB 4.500% due 11/04/10	295	297
Metropolitan Life Global Funding (Ê)(Þ) 0.927% due 07/13/11	2,000	1,997

Russell Short Duration Bond Fund	169

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Morgan Stanley Dean Witter Capital I (Þ) Series 2001-DFM Class A 5.996% due 03/14/11	7	7
National City Corp. 4.000% due 02/01/11	200	202
Nationwide Life Global Funding I (Ê)(Þ) 0.936% due 08/27/10	1,570	1,570
0.636% due 12/14/10	780	776
Nuveen Investments, Inc. 5.000% due 09/15/10	900	900
Pacific Gas & Electric Co. 4.200% due 03/01/11	480	489
Protective Life Secured Trusts (Ê) 0.505% due 11/09/10	1,600	1,598
Royal Bank of Scotland Group PLC (Ê)(Þ) 6.375% due 02/01/11	800	812
0.823% due 04/08/11	1,500	1,498
Russell U.S. Cash Management Fund	130,344,833	130,345
Santander Holdings USA, Inc. 4.800% due 09/01/10	160	160
Sun Life Financial Global Funding, LP (Ê)(Þ) 0.694% due 07/06/11	1,300	1,288
Textron Financial Corp. (Ê) 0.627% due 02/25/11	1,350	1,342
Union Planters Corp. 7.750% due 03/01/11	1,060	1,074
United States Treasury Bills (ç)(ž) 0.120% due 08/19/10	5,760	5,760
World Bank Discount Notes Zero coupon due 08/02/10	4,005	4,005

Total Short-Term Investments (cost $223,885)		224,394

	Principal Amount ($) or Shares	Market Value $
Repurchase Agreements - 10.3%
Agreement with Barclays and State Street Bank (Tri-Party) of $44,300 dated July 30, 2010, at 0.220% to be repurchased at $44,301 on August 2, 2010 collateralized by: $43,681 par various United States Treasury Obligations, valued at $45,237	44,300	44,300
Agreement with Morgan Stanley and State Street Bank (Tri-Party) of $47,800 dated July 30, 2010, at 0.220% to be repurchased at $47,801 on August 2, 2010 collateralized by: $46,925 par various United States Treasury Obligations, valued at $48,919	47,800	47,800

Total Repurchase Agreements (cost $92,100)		92,100

Total Investments - 108.0% (identified cost $948,773)		963,580

Other Assets and Liabilities, Net - (8.0%)		(71,575)

Net Assets - 100.0%		892,005

See accompanying notes which are an integral part of this quarterly report.

170	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euro-Bobl Futures (Germany)	65	EUR	7,802	09/10	(16)
Eurodollar Futures (CME)	91	USD	22,649	12/10	148
Eurodollar Futures (CME)	129	USD	32,086	03/11	61
Eurodollar Futures (CME)	36	USD	8,994	06/11	12
Eurodollar Futures (CME)	13	USD	3,225	09/11	3
United States Treasury 2 Year Notes	506	USD	110,877	09/10	299
United States Treasury 5 Year Notes	209	USD	25,044	09/10	172
United States Treasury 10 Year Notes	10	USD	1,238	09/10	10
United States Treasury 30 Year Bond	14	USD	1,802	09/10	69

Short Positions
United States Treasury 2 Year Notes	222	USD	48,646	09/10	(189)
United States Treasury 5 Year Notes	78	USD	9,347	09/10	(259)
United States Treasury 10 Year Notes	216	USD	26,743	09/10	(783)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(473)

Options Written (Number of Contracts)	Notional Amount	Market Value $

Swaptions
(Fund Receives/Fund Pays) USD Three Month LIBOR/USD 3.250% Aug 2010 0.00 Call (3)	13,900	(422)
USD Three Month LIBOR/EUR 0.800% Sep 2010 0.00 Call (1)	4,900	(4)
USD Three Month LIBOR/USD 3.250% Oct 2010 0.00 Call (4)	15,100	(460)
USD 4.750%/ USD Three Month LIBOR Aug 2010 0.00 Put (3)	13,900	—
USD 5.500%/ USD Three Month LIBOR Aug 2010 0.00 Put (2)	1,700	—
USD 6.000%/ USD Three Month LIBOR Aug 2010 0.00 Put (6)	36,900	—
USD 1.400%/ USD Three Month LIBOR Sep 2010 0.00 Put (1)	4,900	(11)
USD 4.000%/ USD Three Month LIBOR Oct 2010 0.00 Put (1)	4,200	—
USD 5.000%/ USD Three Month LIBOR Oct 2010 0.00 Put (4)	15,100	—
USD 4.000%/ USD Three Month LIBOR Dec 2010 0.00 Put (2)	24,400	(1)
USD 3.000%/ USD Three Month LIBOR Jun 2011 0.00 Put (6)	17,400	(142)
USD 4.000%/ USD Three Month LIBOR Jun 2011 0.00 Put (3)	2,600	(30)
USD 3.250%/ USD Three Month LIBOR Jul 2012 0.00 Put (2)	5,200	(112)

Total Liability for Options Written (premiums received $1,154)		(1,182)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	171

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	GBP	1,442	USD	2,137	09/23/10	(125)
Barclays Bank PLC	USD	200	AUD	222	08/31/10	1
Barclays Bank PLC	USD	100	MXN	1,277	09/24/10	—
Barclays Bank PLC	USD	100	MXN	1,278	09/24/10	—
Barclays Bank PLC	USD	100	MXN	1,279	09/24/10	1
Barclays Bank PLC	USD	247	PHP	11,525	08/19/10	6
Barclays Bank PLC	USD	320	TWD	10,186	08/31/10	(2)
Barclays Bank PLC	MXN	4,698	USD	370	08/31/10	—
Citibank	USD	1,401	BRL	2,537	08/03/10	41
Citibank	USD	132	CAD	138	08/16/10	2
Citibank	USD	385	EUR	302	08/24/10	9
Citibank	USD	600	JPY	52,185	09/14/10	4
Citibank	USD	100	MXN	1,279	09/24/10	—
Citibank	EUR	2,258	USD	2,788	08/24/10	(155)
Deutsche Bank	USD	492	MXN	6,231	09/24/10	(2)
Goldman Sachs	USD	108	CAD	115	08/16/10	4
HSBC	JPY	258,052	USD	2,917	08/23/10	(70)
JP Morgan	USD	1,412	BRL	2,537	10/04/10	11
JP Morgan	USD	1,164	CAD	1,205	08/31/10	7
JP Morgan	USD	374	CNY	2,534	08/25/10	—
JP Morgan	USD	367	KRW	451,985	08/27/10	14
JP Morgan	USD	100	MXN	1,277	09/24/10	—
JP Morgan	USD	98	MYR	321	08/30/10	3
JP Morgan	BRL	2,537	USD	1,432	08/03/10	(11)
JP Morgan	EUR	1,492	USD	1,939	08/31/10	(6)
JP Morgan	MXN	2,604	USD	205	08/31/10	—
Morgan Stanley	GBP	105	USD	164	08/31/10	(1)
Morgan Stanley	JPY	271,427	USD	3,117	08/23/10	(25)
Royal Bank of Canada	USD	300	AUD	334	08/31/10	1
Royal Bank of Scotland	USD	125	AUD	141	10/29/10	1
Royal Bank of Scotland	USD	1,000	BRL	1,790	10/04/10	4
Royal Bank of Scotland	AUD	1,090	USD	970	08/31/10	(13)
UBS	EUR	2,888	USD	3,728	10/26/10	(36)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(337)

See accompanying notes which are an integral part of this quarterly report.

172	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	BRL	400	11.955%	Brazil Interbank Deposit Rate	01/02/13	1
Bank of America	BRL	3,400	11.890%	Brazil Interbank Deposit Rate	01/02/14	8
Bank of America	EUR	100	2.000%	Six Month EURIBOR	09/15/15	(1)
Bank of America	EUR	200	2.000%	Six Month EURIBOR	09/15/15	(2)
Bank of America	USD	100	4.000%	Three Month LIBOR	12/15/17	9
Bank of America	USD	200	4.000%	Three Month LIBOR	12/15/20	17
Bank of America	USD	800	4.000%	Three Month LIBOR	12/15/20	68
Barclays Bank PLC	BRL	6,900	13.845%	Brazil Interbank Deposit Rate	01/02/12	492
Barclays Bank PLC	BRL	2,000	11.910%	Brazil Interbank Deposit Rate	01/02/13	13
BNP Paribas	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	50
BNP Paribas	BRL	300	12.080%	Brazil Interbank Deposit Rate	01/02/12	2
BNP Paribas	BRL	1,100	11.390%	Brazil Interbank Deposit Rate	01/02/12	5
BNP Paribas	BRL	2,000	11.630%	Brazil Interbank Deposit Rate	01/02/12	10
BNP Paribas	BRL	500	11.880%	One Month LIBOR	01/02/13	3
BNP Paribas	BRL	400	12.110%	One Month LIBOR	01/02/14	5
Citibank	USD	200	4.000%	Three Month LIBOR	12/15/20	17
Citibank	USD	400	4.000%	Three Month LIBOR	12/15/20	34
Credit Suisse Financial Products	BRL	100	11.760%	Brazil Interbank Deposit Rate	01/02/12	1
Credit Suisse Financial Products	BRL	3,000	12.830%	Brazil Interbank Deposit Rate	01/02/13	49
Credit Suisse Financial Products	BRL	3,700	12.560%	Brazil Interbank Deposit Rate	01/02/14	59
Credit Suisse International LDN	BRL	7,500	12.590%	Brazil Interbank Deposit Rate	01/02/13	95
Goldman Sachs	BRL	700	10.990%	Brazil Interbank Deposit Rate	01/02/12	5
Goldman Sachs	BRL	5,300	11.360%	Brazil Interbank Deposit Rate	01/02/12	57
Goldman Sachs	BRL	2,600	11.890%	Brazil Interbank Deposit Rate	01/02/13	19
HSBC	BRL	1,200	11.360%	Brazil Interbank Deposit Rate	01/02/12	13
HSBC	BRL	2,900	11.140%	One Month LIBOR	01/02/12	37
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	9
HSBC	BRL	200	12.540%	One Month LIBOR	01/02/14	4
JP Morgan	BRL	2,400	12.170%	Brazil Interbank Deposit Rate	01/02/13	29
JP Morgan	BRL	3,500	12.300%	Brazil Interbank Deposit Rate	01/02/13	51
JP Morgan	BRL	700	12.200%	One Month LIBOR	01/02/14	9
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	9
Merrill Lynch	BRL	1,600	10.990%	Brazil Interbank Deposit Rate	01/02/12	12
Merrill Lynch	BRL	5,600	11.900%	Brazil Interbank Deposit Rate	01/02/13	36
Morgan Stanley	BRL	3,200	11.140%	Brazil Interbank Deposit Rate	01/02/12	(2)
Morgan Stanley	BRL	400	11.950%	Brazil Interbank Deposit Rate	01/02/13	1
Morgan Stanley	BRL	500	11.880%	Brazil Interbank Deposit Rate	01/02/13	3
Morgan Stanley	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/13	6
Morgan Stanley	BRL	2,400	12.480%	Brazil Interbank Deposit Rate	01/02/13	26
Morgan Stanley	BRL	5,500	12.070%	Brazil Interbank Deposit Rate	01/02/13	25
Morgan Stanley	BRL	400	11.990%	Brazil Interbank Deposit Rate	01/02/14	3
Morgan Stanley	USD	400	4.000%	Three Month LIBOR	06/16/17	43
Royal Bank of Canada	BRL	2,800	12.800%	Brazil Interbank Deposit Rate	01/02/13	44
Royal Bank of Scotland	USD	500	4.000%	Three Month LIBOR	06/16/17	54
Royal Bank of Scotland	USD	500	4.000%	Three Month LIBOR	12/15/17	47
UBS	BRL	100	11.980%	Brazil Interbank Deposit Rate	01/02/12	3
UBS	BRL	700	11.420%	Brazil Interbank Deposit Rate	01/02/12	3
UBS	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	35
UBS	BRL	1,000	10.575%	Brazil Interbank Deposit Rate	01/02/12	(15)
UBS	AUD	1,600	6.000%	Six Month BBSW	09/15/12	30
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	3
UBS	BRL	300	12.250%	One Month LIBOR	01/02/14	5

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $201 (å)						1,539

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	173

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Ally Financial	Goldman Sachs	2.490%	USD	700	2.500%	09/27/10	—
Barclays Bank PLC	Barclays Bank PLC	1.812%	USD	700	1.670%	03/20/13	(1)
BNP Paribas	BNP Paribas	6.170%	USD	100	5.050%	03/20/13	(4)
BNP Paribas	BNP Paribas	1.812%	USD	1,200	1.300%	03/20/13	(13)
BNP Paribas	BNP Paribas	1.812%	USD	100	1.250%	03/20/13	(1)
Brazil Government International Bond	Barclays Bank PLC	1.174%	USD	1,700	1.000%	09/20/15	(13)
Brazil Government International Bond	Barclays Bank PLC	1.170%	USD	1,700	1.000%	09/20/15	(15)
Brazil Government International Bond	Deutsche Bank	0.518%	USD	1,000	1.000%	12/20/10	3
Brazil Government International Bond	Goldman Sachs	0.518%	USD	1,000	1.000%	12/20/10	3
Brazil Government International Bond	Goldman Sachs	0.518%	USD	500	1.000%	12/20/10	1
Brazil Government International Bond	JP Morgan	0.518%	USD	1,000	1.000%	12/20/10	3
Citibank	Citibank	1.883%	USD	200	4.325%	12/20/13	16
Citibank	Citibank	1.883%	USD	200	4.200%	12/20/13	16
Deutsche Bank	Deutsche Bank	0.117%	USD	772	0.708%	12/20/12	11
Deutsche Bank	Deutsche Bank	1.883%	USD	100	4.900%	12/20/13	10
Deutsche Bank	Deutsche Bank	1.883%	USD	200	4.230%	12/20/13	16
Illinois Municipal	Goldman Sachs	2.805%	USD	700	2.100%	03/20/12	(7)
Illinois Municipal	Goldman Sachs	2.805%	USD	300	2.050%	03/20/12	(3)
Indonesia Government International Bond	Citibank	0.633%	USD	540	1.000%	06/20/11	3
Indonesia Government International Bond	HSBC	0.633%	USD	180	1.000%	06/20/11	1
Indonesia Government International Bond	Morgan Stanley	0.633%	USD	540	1.000%	06/20/11	3
Indonesia Government International Bond	Royal Bank of Scotland	0.633%	USD	540	1.000%	06/20/11	3
Japan Government International Bond	Bank of America	0.628%	USD	300	1.000%	03/20/15	5
Japan Government International Bond	Bank of America	0.628%	USD	500	1.000%	03/20/15	8
Japan Government International Bond	Bank of America	0.628%	USD	1,100	1.000%	03/20/15	17
Japan Government International Bond	Barclays Bank PLC	0.670%	USD	800	1.000%	06/20/15	12
Japan Government International Bond	Credit Suisse Financial Products	0.628%	USD	1,400	1.000%	03/20/15	22
Japan Government International Bond	Deutsche Bank	0.628%	USD	100	1.000%	03/20/15	2
Japan Government International Bond	Goldman Sachs	0.628%	USD	1,200	1.000%	03/20/15	19
Japan Government International Bond	JP Morgan	0.628%	USD	600	1.000%	03/20/15	9
Metlife Inc.	Morgan Stanley	1.139%	USD	3,500	1.000%	06/20/11	(7)
Mexico Government International Bond	Deutsche Bank	0.538%	USD	1,000	1.000%	12/20/10	2
Mexico Government International Bond	Goldman Sachs	0.538%	USD	1,000	1.000%	12/20/10	2
Mexico Government International Bond	HSBC	0.538%	USD	500	1.000%	12/20/10	1
Mexico Government International Bond	HSBC	2.141%	USD	1,400	5.000%	06/20/15	179
Mexico Government International Bond	JP Morgan	0.538%	USD	1,000	1.000%	12/20/10	2
Morgan Stanley	Morgan Stanley	1.775%	USD	1,400	0.860%	11/20/11	(16)
Russia Government International Bond	Goldman Sachs	0.681%	USD	1,000	1.000%	12/20/10	2
Russia Government International Bond	Goldman Sachs	0.681%	USD	500	1.000%	12/20/10	1
Russia Government International Bond	UBS	0.681%	USD	1,000	1.000%	12/20/10	2
South Korea Government International Bond	Citibank	0.513%	USD	1,000	0.520%	12/20/10	1
South Korea Government International Bond	UBS	0.513%	USD	1,000	0.550%	12/20/10	1
United Kingdom Gilt	BNP Paribas	0.554%	USD	400	1.000%	03/20/15	8
United Kingdom Gilt	Citibank	0.554%	USD	500	1.000%	03/20/15	10
United Kingdom Gilt	Goldman Sachs	0.554%	USD	900	1.000%	03/20/15	18
United Kingdom Gilt	JP Morgan	0.554%	USD	400	1.000%	03/20/15	8
United Kingdom Gilt	JP Morgan	0.554%	USD	300	1.000%	03/20/15	6
United Kingdom Gilt	JP Morgan	0.554%	USD	700	1.000%	03/20/15	14
United Kingdom Gilt	JP Morgan	0.554%	USD	500	1.000%	03/20/15	10

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - $220							370

See accompanying notes which are an integral part of this quarterly report.

174	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Barclays Bank PLC	USD	200	5.000%	06/20/15	26
Dow Jones CDX Index	Barclays Bank PLC	USD	1,000	5.000%	06/20/15	127
Dow Jones CDX Index	Dow Jones CDX Index	USD	96	0.553%	12/20/17	1
Dow Jones CDX Index	Dow Jones CDX Index	USD	96	0.548%	12/20/17	1
Dow Jones CDX Index	JP Morgan	USD	1,400	1.000%	09/20/13	(57)

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - $71						98

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - $291 (å)						468

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$56,117	$435	$56,552
Corporate Bonds and Notes	—	139,148	—	139,148
International Debt	—	58,808	801	59,609
Loan Agreements	—	363	—	363
Mortgage-Backed Securities	—	211,932	—	211,932
Municipal Bonds	—	5,223	—	5,223
Non-US Bonds	—	9,305	—	9,305
United States Government Agencies	—	14,027	—	14,027
United States Government Treasuries	—	148,922	—	148,922
Preferred Stocks	305	—	1,700	2,005
Short-Term Investments	—	224,394	—	224,394
Repurchase Agreements	—	92,100	—	92,100

Total Investments	305	960,339	2,936	963,580

Other Financial Instruments
Futures Contracts	(473)	—	—	(473)
Options Written	—	(1,167)	(15)	(1,182)
Foreign Currency Exchange Contracts	(3)	(334)	—	(337)
Interest Rate Swap Contracts	—	1,288	50	1,338
Credit Default Swap Contracts	—	177	—	177

Total Other Financial Instruments*	(476)	(36)	35	(477)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending July 31, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	175

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Municipal Bonds - 97.8%
Alabama - 1.0%
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,140
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,150
Birmingham Water Works Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,450
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	265
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,505

				5,510

Alaska - 0.2%
City of Anchorage Alaska General Obligation Unlimited (µ)(æ)	500	5.750	12/01/16	509
Northern Tobacco Securitization Corp. Revenue Bonds	700	4.625	06/01/23	666

				1,175

Arizona - 2.4%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,222
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,146
Arizona Transportation Board Revenue Bonds	500	5.250	07/01/12	522
Arizona Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,733
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,455	5.000	10/01/18	1,742
City of Phoenix Arizona General Obligation Unlimited	2,000	5.000	07/01/15	2,339
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	2,310	5.200	06/01/43	2,322

				13,026

Arkansas - 0.4%
State of Arkansas General Obligation Unlimited	1,750	5.000	08/01/13	1,969

California - 9.6%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	600	5.700	08/15/14	602
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,699
California Municipal Finance Authority Revenue Bonds	560	5.250	02/01/24	549
California State Department of Water Resources Revenue Bonds (µ)	1,000	5.250	05/01/12	1,080
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/14	1,142
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,166
California State Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	2,936
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,143
California Statewide Communities Development Authority Revenue Bonds	2,250	5.000	06/15/13	2,466
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	04/01/14	1,099
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,513
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,540
California Statewide Communities Development Authority Revenue Bonds (Ê)(µ)	610	4.100	04/01/28	652
City of Vernon California Revenue Bonds	2,000	5.125	08/01/21	2,139
County of Sacramento California Revenue Bonds	2,000	5.000	07/01/22	2,167
County of Sacramento California Revenue Bonds	895	5.500	07/01/28	941
County of Sacramento California Revenue Bonds	750	5.625	07/01/29	793
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	494
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	687
Golden State Tobacco Securitization Corp. Revenue Bonds	1,080	4.500	06/01/27	931
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	973
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,265
Los Angeles Unified School District General Obligation Unlimited (µ)	1,150	5.000	07/01/21	1,232
M-S-R Energy Authority Revenue Bonds	1,410	6.125	11/01/29	1,502
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,118
San Diego Public Facilities Financing Authority Revenue Bonds	240	5.000	05/15/21	272
Southern California Public Power Authority Revenue Bonds (µ)	405	5.375	01/01/12	431
State of California General Obligation Unlimited	1,000	5.000	02/01/12	1,061

176	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,086
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,184
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,134
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,420
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,827
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,144
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,094
State of California General Obligation Unlimited (Ê)(µ)	1,300	0.220	07/01/23	1,300
State of California General Obligation Unlimited	2,000	6.500	04/01/33	2,267
Tobacco Securitization Authority of Southern California Revenue Bonds	780	4.750	06/01/25	720
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,682
University of California Revenue Bonds	500	4.000	05/15/14	554
Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	478

				52,483

Colorado - 0.2%
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,011
Colorado Housing & Finance Authority Revenue Bonds	20	6.300	08/01/12	20
Colorado Housing & Finance Authority Revenue Bonds	25	6.300	08/01/16	26
Colorado Housing & Finance Authority Revenue Bonds	10	6.700	10/01/16	10

				1,067

Connecticut - 0.7%
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,807
State of Connecticut General Obligation Unlimited	790	5.000	01/01/16	922

				3,729

Delaware - 0.3%
Delaware State Economic Development Authority Revenue Bonds (Ê)(µ)	250	4.900	05/01/26	251
State of Delaware General Obligation Unlimited	1,000	5.000	01/01/17	1,186

				1,437

District of Columbia - 0.5%
District of Columbia Revenue Bonds (µ)	1,000	5.000	02/01/12	1,046
Metropolitan Washington Airports Authority Revenue Bonds	1,500	5.000	10/01/30	1,572

				2,618

Florida - 6.3%
Citizens Property Insurance Corp. Revenue Bonds (µ)	1,000	5.000	03/01/15	1,051
Citizens Property Insurance Corp. Revenue Bonds	2,600	5.000	06/01/15	2,740
City of Gulf Breeze Florida Revenue Bonds (µ)	1,825	5.000	12/01/15	1,884
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,112
City of Tallahassee Florida Revenue Bonds (µ)	500	5.000	10/01/11	524
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	549
County of Hillsborough Florida Revenue Bonds (µ)	1,000	5.500	08/01/12	1,088
County of Miami-Dade Florida Revenue Bonds (µ)	1,000	5.000	06/01/14	1,080
County of Miami-Dade Florida Revenue Bonds (µ)	1,500	5.250	10/01/19	1,728
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,059
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,124
Florida Department of Children & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,332
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds	1,000	5.000	07/01/15	1,080
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,163
Florida State Board of Education Revenue Bonds (µ)	1,000	5.250	01/01/13	1,098
Florida State Board of Education Revenue Bonds	1,300	5.000	07/01/16	1,498
Florida State Department of Transportation Revenue Bonds (µ)	2,000	5.000	07/01/13	2,237
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	523

Russell Tax Exempt Bond Fund	177

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Florida Water Pollution Control Financing Corp. Revenue Bonds	2,000	5.000	01/15/25	2,207
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,118
Hillsborough County Educational Facilities Authority Revenue Bonds (µ)	605	5.750	04/01/18	608
JEA Revenue Bonds	1,000	5.000	10/01/17	1,142
Kissimmee Utility Authority Revenue Bonds (µ)	1,000	5.000	10/01/17	1,129
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/34	2,005
Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	389
Palm Beach County School District Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,130
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	810
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,105

				34,513

Georgia - 4.5%
City of Atlanta Georgia Revenue Bonds	1,000	6.000	11/01/20	1,185
City of Atlanta Georgia Revenue Bonds (µ)	2,000	5.500	11/01/23	2,225
City of Atlanta Georgia Revenue Bonds	1,300	6.000	11/01/25	1,471
Clayton County Development Authority Revenue Bonds	1,560	8.750	06/01/29	1,689
Gwinnett County School District General Obligation Unlimited	2,220	5.000	02/01/21	2,679
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,098
Marietta Development Authority Revenue Bonds	540	6.250	06/15/20	527
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	1,013
State of Georgia General Obligation Unlimited	2,000	5.000	07/01/12	2,176
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,692
State of Georgia General Obligation Unlimited	2,800	5.000	07/01/13	3,154
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,396
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,481
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,727

				24,513

Guam - 0.2%
Territory of Guam Revenue Bonds	500	5.375	12/01/24	528
Territory of Guam Revenue Bonds	805	5.625	12/01/29	840

				1,368

Hawaii - 0.6%
City & County of Honolulu Hawaii Revenue Bonds (µ)	1,500	5.000	07/01/19	1,724
County of Kauai Hawaii General Obligation Unlimited (µ)(æ)	375	6.250	08/01/19	375
Hawaii Housing & Community Development Corp. Revenue Bonds	245	3.700	01/01/22	247
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,158

				3,504

Idaho - 0.5%
Boise State University Revenue Bonds (µ)(æ)	1,230	5.375	04/01/22	1,333
Boise State University Revenue Bonds (µ)	15	5.375	04/01/22	16
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,507

				2,856

Illinois - 2.5%
City of Chicago Illinois General Obligation Unlimited (µ)	750	6.000	01/01/11	761
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,286
City of Chicago Illinois General Obligation Unlimited (µ)(æ)	1,000	5.000	01/01/34	1,143
Cook County Community Consolidated School District No. 15 Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	2,083
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	719
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,139

178	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Lake County Community Unit School District No. 116 Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	495
State of Illinois General Obligation Unlimited	2,500	5.000	01/01/18	2,714
State of Illinois Revenue Bonds	1,250	5.000	06/15/14	1,404
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,127

				13,871

Indiana - 1.9%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,150
City of Indianapolis Indiana Revenue Bonds (µ)	1,000	5.000	08/15/23	1,094
Indiana Bond Bank Revenue Bonds (µ)	140	5.750	08/01/13	140
Indiana Finance Authority Revenue Bonds	1,000	5.500	11/15/10	1,014
Indiana Finance Authority Revenue Bonds (µ)	925	5.000	07/01/11	956
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,078
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,804
Indiana Finance Authority Revenue Bonds	1,000	5.000	02/01/19	1,191
Indiana Finance Authority Revenue Bonds (Ê)	1,000	5.000	11/01/27	1,055
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,175

				10,657

Iowa - 0.7%
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,103
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,947
Iowa Tobacco Settlement Authority Revenue Bonds (æ)	1,000	5.600	06/01/35	1,053

				4,103

Kansas - 0.4%
Kansas Development Finance Authority Revenue Bonds (µ)	150	5.000	08/01/10	150
Wyandotte County-Kansas City Unified Government Revenue Bonds	95	4.750	12/01/16	96
Wyandotte County-Kansas City Unified Government Revenue Bonds	2,180	Zero coupon	06/01/21	1,193
Wyandotte County-Kansas City Unified Government Revenue Bonds	715	4.875	10/01/28	533

				1,972

Louisiana - 0.7%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,058
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	1,600	6.750	06/01/26	1,844
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,140

				4,042

Maryland - 3.5%
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,185
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,265
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,034
Maryland Economic Development Corp. Revenue Bonds	1,120	5.375	06/01/25	1,144
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	910
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	518
Maryland State Department of Transportation Revenue Bonds	1,100	5.000	05/01/17	1,240
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,172
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/12	2,140
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,801
State of Maryland General Obligation Unlimited	1,000	5.000	07/15/14	1,162
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,744
State of Maryland General Obligation Unlimited	1,000	5.000	03/15/17	1,191
State of Maryland General Obligation Unlimited	1,150	5.000	11/01/17	1,382

				18,888

Russell Tax Exempt Bond Fund	179

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Massachusetts - 2.5%
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,696
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,112
Commonwealth of Massachusetts General Obligation Unlimited	1,000	5.500	10/01/16	1,204
Massachusetts Development Finance Agency Revenue Bonds	55	5.125	12/01/11	57
Massachusetts Development Finance Agency Revenue Bonds	50	5.150	10/01/14	55
Massachusetts Health & Educational Facilities Authority Revenue Bonds	995	5.375	07/01/21	1,045
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Ê)	1,050	4.125	10/01/37	1,096
Massachusetts State Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,550
Massachusetts State Department of Transportation Revenue Bonds	2,500	5.000	01/01/27	2,652
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,291
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,767

				13,525

Michigan - 1.3%
City of Detroit Michigan Revenue Bonds (µ)	1,000	5.000	07/01/14	1,096
City of Detroit Michigan Revenue Bonds (µ)	1,015	5.000	07/01/18	1,079
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	549
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,055
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,066
Michigan State Housing Development Authority Revenue Bonds (µ)	260	4.150	10/01/13	269
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,235

				7,349

Minnesota - 2.6%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,157
City of State Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,304
City of State Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	806
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,416
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	631
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,179
State of Minnesota General Obligation Unlimited	2,990	5.000	06/01/17	3,564
State of Minnesota General Obligation Unlimited	1,925	4.000	08/01/18	2,173

				14,230

Mississippi - 0.2%
Mississippi Development Bank Special Obligation Revenue Bonds (µ)	1,000	5.000	07/01/15	1,122

Missouri - 0.9%
Cape Girardeau County Industrial Development Authority Revenue Bonds	60	5.500	06/01/34	61
City of State Louis Missouri Revenue Bonds	1,680	6.125	07/01/24	1,799
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,861

				4,721

Nevada - 1.0%
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,118
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/12	1,075
County of Clark Nevada Revenue Bonds	1,500	5.000	07/01/22	1,641
County of Clark Nevada Revenue Bonds (µ)	1,000	5.000	07/01/22	1,072
Truckee Meadows Water Authority Revenue Bonds (µ)	500	5.500	07/01/11	522

				5,428

New Jersey - 2.6%
New Jersey Economic Development Authority Revenue Bonds (µ)	1,000	5.000	06/15/11	1,015
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,096
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,125

180	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,069
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.750	09/01/10	1,004
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,374
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,123
New Jersey Health Care Facilities Financing Authority Revenue Bonds (Ê)(µ)	2,300	0.180	07/01/43	2,300
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,144
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,162
Tobacco Settlement Financing Corp. Revenue Bonds	1,120	4.500	06/01/23	1,026

				14,438

New Mexico - 0.7%
State of New Mexico Revenue Bonds	3,500	5.000	07/01/15	4,079

New York - 9.5%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,676
Brooklyn Arena Local Development Corp. Revenue Bonds	2,250	6.500	07/15/30	2,386
City of New York New York General Obligation Unlimited	1,000	5.000	08/01/11	1,046
City of New York New York General Obligation Unlimited (æ)	110	5.750	08/01/11	111
City of New York New York General Obligation Unlimited	15	5.750	08/01/11	15
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	907
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	820
City of New York New York General Obligation Unlimited (æ)	235	5.250	11/01/12	250
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/15	1,727
City of New York New York General Obligation Unlimited (µ)	1,170	5.000	08/01/16	1,356
City of Troy New York Revenue Bonds	1,000	5.000	09/01/20	1,101
Erie County Industrial Development Agency (The) Revenue Bonds	1,025	5.000	05/01/14	1,161
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,668
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,635
New York City Municipal Water Finance Authority Revenue Bonds (µ)	865	5.000	06/15/21	954
New York State Dormitory Authority Revenue Bonds	1,790	5.000	07/01/16	1,980
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,177
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,067
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,151
New York State Dormitory Authority Revenue Bonds	1,500	5.000	07/01/26	1,605
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,764
New York State Environmental Facilities Corp. Revenue Bonds (µ)	1,000	6.000	06/15/12	1,095
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	882
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,844
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,762
New York State Thruway Authority Revenue Bonds	4,000	5.000	04/01/14	4,566
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,839
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	2,500	5.000	10/15/29	2,656
Tobacco Settlement Financing Corp. Revenue Bonds	1,030	5.000	06/01/12	1,108
Town of Hempstead Local Development Corp. Revenue Bonds	1,600	5.750	07/01/23	1,809
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,126
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,227
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,538
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	1,042
TSASC, Inc. Revenue Bonds	865	4.750	06/01/22	855

				51,906

North Carolina - 2.0%
City of Charlotte North Carolina General Obligation Unlimited	1,890	5.000	06/01/15	2,221
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	727
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	399
North Carolina Municipal Power Agency No. 1 Revenue Bonds (µ)	1,500	6.000	01/01/12	1,607
North Carolina Municipal Power Agency No. 1 Revenue Bonds	200	5.500	01/01/13	221

Russell Tax Exempt Bond Fund	181

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,074
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/14	1,110
State of North Carolina General Obligation Unlimited	2,000	5.000	03/01/20	2,294
University of North Carolina at Chapel Hill Revenue Bonds (æ)	1,065	5.375	12/01/14	1,110

				10,763

North Dakota - 0.1%
County of Williams North Dakota Revenue Bonds	320	5.000	11/01/31	313

Ohio - 2.1%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,730	5.125	06/01/24	3,119
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,500	5.875	06/01/47	1,778
Kent State University Revenue Bonds (µ)	2,000	5.000	05/01/16	2,282
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,229
Ohio Air Quality Development Authority Revenue Bonds	1,050	5.625	06/01/18	1,150
Ohio Air Quality Development Authority Revenue Bonds	1,725	5.700	08/01/20	1,877

				11,435

Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	289

Oregon - 1.4%
City of Portland Oregon Revenue Bonds	2,000	5.000	06/15/18	2,366
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,389
Oregon State Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,362
State of Oregon General Obligation Limited	475	5.700	10/01/32	477

				7,594

Pennsylvania - 6.0%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,254
Allegheny County Industrial Development Authority Revenue Bonds	925	6.500	05/01/17	1,004
Allegheny County Port Authority Revenue Bonds (µ)	250	5.500	03/01/17	258
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,090
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,368
Butler County Hospital Authority Revenue Bonds	1,000	7.125	07/01/29	1,141
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,250
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,887
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	09/01/15	1,147
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,569
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,147
Cumberland County Municipal Authority Revenue Bonds	1,000	6.250	01/01/24	1,073
Dauphin County General Authority Revenue Bonds	2,000	6.000	06/01/29	2,129
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	189
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,200	6.250	10/15/23	1,282
Pennsylvania Economic Development Financing Authority Revenue Bonds (Ê)	605	5.000	12/01/42	640
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,000	5.000	09/01/17	1,186
Pennsylvania Higher Educational Facilties Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,294
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,172
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,653
Philadelphia School District General Obligation Unlimited	1,480	5.000	06/01/12	1,571
Sayre Health Care Facilities Authority Revenue Bonds (æ)	305	5.300	12/01/12	321
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,193

				32,818

Puerto Rico - 6.5%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	817
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,827

182	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/32	749
Commonwealth of Puerto Rico General Obligation Unlimited	380	5.250	07/01/32	383
Government Development Bank for Puerto Rico Revenue Bonds (µ)	2,830	4.750	12/01/15	2,946
Puerto Rico Electric Power Authority Revenue Bonds (µ)	1,005	5.500	07/01/16	1,130
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	1,091
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	561
Puerto Rico Electric Power Authority Revenue Bonds	5,000	5.750	07/01/36	5,387
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,121
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	205
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,081
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	552
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/23	2,335
Puerto Rico Public Finance Corp. Revenue Bonds (Ê)(µ)	2,250	5.750	08/01/27	2,343
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,751
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,000	6.125	08/01/29	1,042
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	6.500	08/01/35	2,826
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (Ê)(æ)	4,000	5.000	08/01/39	4,188

				35,335

Rhode Island - 0.2%
Rhode Island Economic Development Corp. Revenue Bonds (µ)	1,000	5.000	06/15/12	1,075

South Carolina - 0.9%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,051
South Carolina Transportation Infrastructure Bank Revenue Bonds	2,500	5.000	10/01/17	2,867
South Carolina Transportation Infrastructure Bank Revenue Bonds (µ)(æ)	1,000	5.250	10/01/31	1,058

				4,976

South Dakota - 0.3%
South Dakota Housing Development Authority Revenue Bonds	270	4.800	05/01/22	275
South Dakota State Building Authority Revenue Bonds (µ)	1,330	5.000	09/01/12	1,449

				1,724

Tennessee - 1.4%
City of Memphis Tennessee Revenue Bonds	2,500	5.000	12/01/14	2,900
City of Memphis Tennessee Revenue Bonds	1,135	5.000	12/01/15	1,329
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,288
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	953

				7,470

Texas - 10.7%
Alvin Independent School District General Obligation Unlimited	545	6.750	08/15/10	546
Canadian River Municipal Water Authority Revenue Bonds (µ)	800	5.000	02/15/17	891
Canadian River Municipal Water Authority Revenue Bonds (µ)	415	5.000	02/15/18	458
City of Austin Texas Revenue Bonds (µ)	1,000	5.250	11/15/14	1,161
City of Bryan Texas Revenue Bonds	1,000	5.000	07/01/15	1,140
City of Dallas Texas Revenue Bonds (µ)	2,500	5.000	10/01/17	2,963
City of Dallas Texas Revenue Bonds (µ)	3,500	5.000	10/01/24	3,504
City of Fort Worth Texas Revenue Bonds	1,000	5.000	02/15/13	1,105
City of Houston Texas Revenue Bonds	1,500	5.000	07/01/17	1,710
City of New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/21	787
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,111
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,139
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,180
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,601
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,161
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,161

Russell Tax Exempt Bond Fund	183

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Dallas Convention Center Hotel Development Corp. Revenue Bonds	2,150	5.250	01/01/23	2,277
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,401
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	280	5.000	11/01/22	300
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	200	5.000	11/01/23	213
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	250	5.000	11/01/24	265
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/21	1,086
Dickinson Independent School District General Obligation Unlimited	1,500	5.000	02/15/23	1,614
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,375
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	864
Gulf Coast Waste Disposal Authority Revenue Bonds (Ê)	590	2.300	01/01/42	553
Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Bond	300	1.000	01/01/26	281
Laredo Independent School District General Obligation Unlimited (æ)	1,070	5.375	08/01/16	1,125
Lower Colorado River Authority Revenue Bonds (µ)	430	5.875	05/15/14	432
Lower Colorado River Authority Revenue Bonds	1,300	5.000	05/15/16	1,502
McKinney Independent School District General Obligation Unlimited	1,200	6.000	02/15/18	1,505
North East Independent School District General Obligation Unlimited	1,000	5.000	08/01/18	1,171
North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/33	1,166
North Texas Municipal Water District Revenue Bonds (µ)	2,000	5.000	09/01/13	2,248
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,063
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,400
Round Rock Independent School District General Obligation Unlimited	1,000	6.500	08/01/10	1,000
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	472
Round Rock Independent School District General Obligation Unlimited	1,350	5.250	08/01/14	1,580
Sabine River Authority Revenue Bonds	1,500	5.200	05/01/28	736
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,177
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,327
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,585
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,020	7.500	06/30/33	1,104
Texas State Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,722

				58,162

Utah - 0.5%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	206
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,373

				2,579

Virgin Islands - 0.0%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	216

Virginia - 2.5%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	572
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	704
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,145
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	2,032
County of Loudoun Virginia General Obligation Unlimited	1,000	5.000	07/01/14	1,160
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,391
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,601
Virginia College Building Authority Revenue Bonds	1,065	5.000	02/01/14	1,215
Virginia College Building Authority Revenue Bonds (æ)	1,000	5.000	02/01/21	1,147
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	374
Virginia Public Building Authority Revenue Bonds	1,000	5.000	08/01/14	1,157
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,187

				13,685

Washington - 3.4%
City of Seattle Washington Revenue Bonds	1,500	5.000	02/01/14	1,704
Clark County Public Utility District No. 1 Revenue Bonds	1,375	5.000	01/01/14	1,530

184	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

County of King Washington Revenue Bonds (µ)	1,625	5.000	01/01/14	1,844
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,043
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,151
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,907
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,273
King County Public Hospital District No. 2 General Obligation Limited (µ)	1,000	5.000	12/01/19	1,098
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000	5.000	12/01/14	1,162
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115	5.000	12/01/18	1,322
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)	1,000	5.000	12/01/18	1,136
Port of Seattle Washington Revenue Bonds	1,000	5.000	06/01/22	1,110
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,182

				18,462

Wisconsin - 1.3%
City of Madison Wisconsin Revenue Bonds	280	4.875	10/01/27	298
State of Wisconsin Certificate Of Participation (µ)	2,825	5.000	03/01/11	2,894
State of Wisconsin Revenue Bonds (µ)	1,500	5.000	07/01/19	1,775
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ)	1,425	5.000	12/01/10	1,444
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210	5.250	05/01/12	217
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220	5.250	05/01/13	230

				6,858

Total Municipal Bonds (cost $509,718)				533,853

Short-Term Investments - 1.9%
Russell U.S. Cash Management Fund	10,107,775			10,108

Total Short-Term Investments (cost $10,108)				10,108

Total Investments - 99.7% (identified cost $519,826)				543,961

Other Assets and Liabilities, Net - 0.3%				1,625

Net Assets - 100.0%				545,586

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund	185

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

%
Quality Ratings as of % of Market Value (Unaudited)
AAA	22
AA	40
A	24
BBB	12
BB	1
Other	1

100

Economic Sector Emphasis as a of % of Market Value (Unaudited)
General Obligation	19
Utilities Revenue	19
Education Revenue	16
Industrial Revenue	15
Other Revenue	12
Health Care Revenue	8
Cash Equivalents	6
Pollution Control Revenue	2
Leasing Revenue	2
Housing Revenue	1
Refunded and Special Obligations	—

100

See accompanying notes which are an integral part of this quarterly report.

186	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Municipal Bonds
Alabama	$—	$5,510	$—	$5,510
Alaska	—	1,175	—	1,175
Arizona	—	13,026	—	13,026
Arkansas	—	1,969	—	1,969
California	—	52,483	—	52,483
Colorado	—	1,067	—	1,067
Connecticut	—	3,729	—	3,729
Delaware	—	1,437	—	1,437
District of Columbia	—	2,618	—	2,618
Florida	—	34,513	—	34,513
Georgia	—	24,513	—	24,513
Guam	—	1,368	—	1,368
Hawaii	—	3,504	—	3,504
Idaho	—	2,856	—	2,856
Illinois	—	13,871	—	13,871
Indiana	—	10,657	—	10,657
Iowa	—	4,103	—	4,103
Kansas	—	1,972	—	1,972
Louisiana	—	4,042	—	4,042
Maryland	—	18,888	—	18,888
Massachusetts	—	13,525	—	13,525
Michigan	—	7,349	—	7,349
Minnesota	—	14,230	—	14,230
Mississippi	—	1,122	—	1,122
Missouri	—	4,721	—	4,721
Nevada	—	5,428	—	5,428
New Jersey	—	14,438	—	14,438
New Mexico	—	4,079	—	4,079
New York	—	51,906	—	51,906
North Carolina	—	10,763	—	10,763
North Dakota	—	313	—	313
Ohio	—	11,435	—	11,435
Oklahoma	—	289	—	289
Oregon	—	7,594	—	7,594
Pennsylvania	—	32,818	—	32,818
Puerto Rico	—	35,335	—	35,335
Rhode Island	—	1,075	—	1,075
South Carolina	—	4,976	—	4,976
South Dakota	—	1,724	—	1,724
Tennessee	—	7,470	—	7,470
Texas	—	58,162	—	58,162
Utah	—	2,579	—	2,579
Virgin Islands	—	216	—	216
Virginia	—	13,685	—	13,685
Washington	—	18,462	—	18,462
Wisconsin	—	6,858	—	6,858
Short-Term Investments	—	10,108	—	10,108

Total Investments	—	543,961	—	543,961

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund	187

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 7.2%
United States Government Agencies - 7.2%
Federal Farm Credit Bank (Ê) 0.351% due 02/13/12	10,000	10,002
Federal Home Loan Banks
0.800% due 04/27/12	15,000	15,004
Federal Home Loan Mortgage Corp. (Ê)
0.301% due 09/19/11	10,200	10,200
0.340% due 01/09/12	12,000	11,998
0.263% due 01/11/12	12,000	11,988

Total Long-Term Investments (cost $59,182)		59,192

Short-Term Investments - 91.6%
Fannie Mae Discount Notes (ç)(ž) Zero Coupon due 12/20/10	10,000	9,991
FC Discount Notes (ç)(ž) Zero Coupon due 09/30/10	8,500	8,498
Federal Home Loan Bank Discount Notes (ž)(ç)
Zero coupon due 10/06/10	15,000	14,996
Zero coupon due 11/26/10	21,500	21,487
Zero coupon due 12/13/10	11,400	11,391
Federal Home Loan Banks
0.350% due 04/18/11	10,000	10,002
0.340% due 05/03/11	30,000	30,004
0.500% due 07/27/11	15,000	15,002
Series 1
0.450% due 07/28/11	12,000	12,015
Federal Home Loan Mortgage Corp. 1.625% due 04/26/11	10,000	10,096
Federal National Mortgage Association Discount Notes (ž)(ç)
Zero coupon due 09/29/10	32,500	32,492
Zero coupon due 07/11/11	15,000	14,951
Freddie Mac Discount Notes (ž)(ç)
Zero coupon due 08/09/10	29,500	29,499
Zero coupon due 10/04/10	12,500	12,497
Zero coupon due 12/06/10	15,000	14,988
Zero coupon due 12/08/10	3,000	2,998
Zero coupon due 12/15/10	3,000	2,998
Russell U.S. Cash Management Fund	123,989,762	123,990
United States Treasury Bills (ž)(ç)
0.162% due 08/19/10	25,000	24,998
0.165% due 09/02/10	240,000	239,965
0.160% due 09/16/10	18,000	17,996
0.028% due 12/02/10	3,000	2,998
0.188% due 01/13/11	6,000	6,000
0.198% due 01/13/11	20,000	20,000
0.198% due 01/27/11	10,000	9,990

	Principal Amount ($) or Shares	Market Value $
United States Treasury Notes
0.875% due 05/31/11	3,000	3,015
1.000% due 07/31/11	48,000	48,312

Total Short-Term Investments (cost $751,076)		751,169

Total Investments - 98.8% (identified cost $810,258)		810,361

Other Assets and Liabilities, Net - 1.2%		9,519

Net Assets - 100.0%		819,880

See accompanying notes which are an integral part of this quarterly report.

188	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Natural Gas Futures	186	USD	9,434	11/10	125

Short Positions
Natural Gas Futures	186	USD	9,157	09/10	(230)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(105)

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

DJUBS Commodity Total Return	BNP Paribas	USD	51,216	0.25%	08/24/10	2,171
DJUBS Commodity Total Return	Morgan Stanley	USD	181,286	0.35%	08/24/10	6,946
DJUBS Commodity Total Return	Morgan Stanley	USD	24,934	0.16%	08/24/10	1,057
DJUBS Commodity Total Return	Societe Generale	USD	118,338	0.38%	08/24/10	4,534
DJUBS Commodity Total Return	Societe Generale	USD	17,662	0.15%	08/24/10	749
DJUBS Commodity Total Return	UBS	USD	100,000	0.40%	06/30/11	5,756
DJUBS Commodity Total Return	UBS	USD	82,000	0.40%	06/30/11	4,645
DJUBS Commodity Total Return	UBS	USD	26,500	0.15%	06/30/11	2,026
DJUBS Commodity Total Return	UBS	USD	24,000	0.15%	06/30/11	1,559
DJUBS Commodity Total Return	UBS	USD	10,500	0.15%	06/30/11	823
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	115,000	0.40%	12/16/10	4,961
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	5,000	0.40%	12/16/10	208
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	4,000	0.40%	12/16/10	166
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	6,500	0.40%	12/16/10	119
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	2,500	0.40%	12/16/10	79
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	3,000	0.40%	12/16/10	35
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	7,000	0.40%	12/16/10	(5)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						35,829

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	189

Russell Investment Company

Russell Commodity Strategies Fund

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
United States Government Agencies	$—	$59,192	$—	$59,192
Short-Term Investments	—	751,169	—	751,169

Total Investments	—	810,361	—	810,361

Other Financial Instruments
Futures Contracts	(105)	—	—	(105)
Index Swap Contracts	815,264	(779,435)		35,829

Total Other Financial Instruments*	815,159	(779,435)	—	35,724

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

190	Russell Commodity Strategies Fund

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.1%
Diversified - 8.7%
Agile Property Holdings, Ltd.	520,000	678
BGP Holdings PLC (Æ)(ö)(Ø)	4,619,419	—
BR Malls Participacoes SA	67,122	1,000
British Land Co. PLC (ö)	279,637	2,026
CapitaLand, Ltd.	812,557	2,366
Cousins Properties, Inc. (ö)(Ñ)	266,443	1,825
Dexus Property Group (ö)	2,193,389	1,617
FKP Property Group (ö)	682,043	432
Forest City Enterprises, Inc. Class A (Æ)(Ñ)	377,881	4,799
Glorious Property Holdings, Ltd.	3,302,653	1,071
Goldcrest Co., Ltd.	20,570	420
GPT Group (ö)	306,680	794
Great Eagle Holdings, Ltd.	136,222	354
H&R Real Estate Investment Trust (ö)	4,238	75
Hang Lung Properties, Ltd. - ADR	542,900	2,265
Henderson Land Development Co., Ltd.	239,780	1,263
Hysan Development Co., Ltd.	138,218	430
Keppel Land, Ltd.	411,022	1,221
Kerry Properties, Ltd.	133,000	670
KWG Property Holding, Ltd.	950,599	704
Land Securities Group PLC (ö)	276,622	2,659
Mirvac Group (ö)	1,424,877	1,708
Mitsubishi Estate Co., Ltd.	352,000	4,963
Mitsui Fudosan Co., Ltd.	259,618	3,846
New World Development, Ltd.	1,698,000	3,034
Norwegian Property ASA (Æ)	325,411	504
Sponda OYJ	336,587	1,263
Stockland (ö)	1,181,166	4,050
Sumitomo Realty & Development Co., Ltd.	70,000	1,261
Sun Hung Kai Properties, Ltd.	592,541	8,704
Unibail-Rodamco SE (ö)	25,156	4,963
Vornado Realty Trust (ö)(Ñ)	934,123	77,327
Washington Real Estate Investment Trust (ö)(Ñ)	137,800	4,182
Wharf Holdings, Ltd.	649,000	3,551
Wihlborgs Fastigheter AB	20,313	456

		146,481

Free Standing Retail - 0.7%
National Retail Properties, Inc. (ö)(Ñ)	419,100	9,690
Realty Income Corp. (ö)(Ñ)	58,800	1,887

		11,577

Health Care - 11.5%
Brookdale Senior Living, Inc. (Æ)(Ñ)	331,586	4,702
HCP, Inc. (ö)	1,277,078	45,298
Health Care REIT, Inc. (ö)(Ñ)	756,121	34,260
Nationwide Health Properties, Inc. (ö)	1,036,754	38,795
Omega Healthcare Investors, Inc. (ö)(Ñ)	839,600	18,454
Senior Housing Properties Trust (ö)(Ñ)	890,281	20,076
Ventas, Inc. (ö)(Ñ)	602,969	30,583

		192,168

	Principal Amount ($) or Shares	Market Value $
Industrial - 4.0%
AMB Property Corp. (ö)(Ñ)	767,491	19,157
Ascendas Real Estate Investment Trust (ö)	591,000	921
DCT Industrial Trust, Inc. (ö)(Ñ)	3,006,775	14,102
EastGroup Properties, Inc. (ö)(Ñ)	160,344	5,816
First Potomac Realty Trust (ö)(Ñ)	375,700	5,823
Goodman Group (ö)	2,520,074	1,402
ProLogis (ö)(Ñ)	1,872,545	20,336

		67,557

Lodging/Resorts - 5.6%
City Developments, Ltd.	82,000	730
DiamondRock Hospitality Co. (ö)(Ñ)	505,834	4,694
Hersha Hospitality Trust (ö)(Ñ)	682,146	3,465
Host Hotels & Resorts, Inc. (ö)(Ñ)	3,603,658	51,677
Hyatt Hotels Corp. (Æ)(Ñ)	63,653	2,490
LaSalle Hotel Properties (ö)(Ñ)	171,600	4,070
Marriott International, Inc. Class A (Ñ)	276,237	9,367
Pebblebrook Hotel Trust (Æ)(ö)(Ñ)	411,004	7,517
Shangri-La Asia, Ltd.	604,939	1,226
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	154,200	7,471
Strategic Hotels & Resorts, Inc. (Æ)(ö)	229,162	1,056
Sunstone Hotel Investors, Inc. (Æ)(ö)	70,048	723

		94,486

Mixed Industrial/Office - 3.5%
Duke Realty Corp. (ö)(Ñ)	802,170	9,594
Liberty Property Trust (ö)	1,305,387	41,381
PS Business Parks, Inc. (ö)(Ñ)	127,900	7,427

		58,402

Office - 11.8%
Alexandria Real Estate Equities, Inc. (ö)	273,500	19,295
BioMed Realty Trust, Inc. (ö)(Ñ)	864,555	15,597
Boston Properties, Inc. (ö)(Ñ)	896,495	73,423
Brookfield Properties Corp. (Ñ)	94,409	1,420
CapitaCommercial Trust (Æ)(ö)	1,608,000	1,561
Corporate Office Properties Trust SBI MD (ö)(Ñ)	100,900	3,784
Derwent London PLC (ö)	58,915	1,240
Douglas Emmett, Inc. (ö)(Ñ)	313,262	4,953
Fabege AB	179,778	1,257
Great Portland Estates PLC (ö)	173,558	820
Highwoods Properties, Inc. (ö)(Ñ)	134,500	4,211
Hongkong Land Holdings, Ltd.	874,600	4,688
Hudson Pacific Properties, Inc. (Æ)(ö)	253,596	4,174
ICADE (ö)	9,180	873
Japan Prime Realty Investment Corp. Class A (ö)	334	754
Kenedix Realty Investment Corp. Class A (ö)	63	207
Kilroy Realty Corp. (ö)(Ñ)	794,945	26,694
Mack-Cali Realty Corp. (ö)(Ñ)	212,812	6,857
Nippon Building Fund, Inc. Class A (ö)	167	1,423
Orix JREIT, Inc. Class A (ö)	56	274

Russell Real Estate Securities Fund	191

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Piedmont Office Realty Trust, Inc. (ö)(Ñ)	698,161	12,567
PSP Swiss Property AG (Æ)	609	40
SL Green Realty Corp. (ö)(Ñ)	211,541	12,743

		198,855

Regional Malls - 12.8%
CapitaMall Trust (Æ)(ö)	290,000	407
CapitaMalls Asia, Ltd.	779,006	1,220
Macerich Co. (The) (ö)(Ñ)	1,083,789	44,923
Simon Property Group, Inc. (ö)(Ñ)	1,787,544	159,485
Taubman Centers, Inc. (ö)(Ñ)	56,200	2,304
Westfield Group (ö)	579,518	6,402

		214,741

Residential - 16.7%
Apartment Investment & Management Co. Class A (ö)(Ñ)	441,720	9,484
AvalonBay Communities, Inc. (ö)	558,744	58,718
Boardwalk Real Estate Investment Trust (ö)	44,877	1,806
BRE Properties, Inc. Class A (ö)	229,248	9,514
Camden Property Trust (ö)(Ñ)	850,744	38,726
China Overseas Land & Investment, Ltd.	1,070,920	2,294
China Resources Land, Ltd.	496,000	1,052
Colonial Properties Trust (ö)(Ñ)	169,923	2,739
Education Realty Trust, Inc. (ö)(Ñ)	244,187	1,697
Equity Lifestyle Properties, Inc. (ö)(Ñ)	261,301	13,831
Equity Residential (ö)(Ñ)	1,850,705	84,855
Essex Property Trust, Inc. (ö)(Ñ)	288,836	30,360
Home Properties, Inc. (ö)(Ñ)	109,468	5,437
Mid-America Apartment Communities, Inc. (ö)(Ñ)	93,817	5,299
Post Properties, Inc. (ö)(Ñ)	225,724	5,751
Shimao Property Holdings, Ltd.	214,000	411
UDR, Inc. (ö)(Ñ)	349,405	7,376

		279,350

Self Storage - 5.8%
Extra Space Storage, Inc. (ö)(Ñ)	919,500	14,262
Public Storage (ö)(Ñ)	771,865	75,735
Sovran Self Storage, Inc. (ö)	179,976	6,623

		96,620

Shopping Centers - 9.7%
Acadia Realty Trust (ö)	226,879	4,206
Alexander’s, Inc. (ö)	9,514	3,179
CFS Retail Property Trust (ö)	232,333	395
Corio NV (ö)	25,331	1,486
Developers Diversified Realty Corp. (ö)(Ñ)	1,717,185	19,490
Excel Trust, Inc. (Æ)(ö)	80,500	921
Federal Realty Investment Trust (ö)(Ñ)	346,085	27,060
Hammerson PLC (ö)	363,736	2,217
Kimco Realty Corp. (ö)(Ñ)	1,272,781	19,181
Kite Realty Group Trust (ö)	907,400	4,210

	Principal Amount ($) or Shares	Market Value $
Primaris Retail Real Estate Investment Trust (ö)	71,422	1,294
Ramco-Gershenson Properties Trust (ö)(Ñ)	290,100	3,336
Regency Centers Corp. (ö)(Ñ)	1,104,972	41,702
Retail Opportunity Investments Corp. (Ñ)	745,723	7,323
RioCan Real Estate Investment Trust (ö)	13,386	266
Tanger Factory Outlet Centers (ö)(Ñ)	289,271	12,930
Weingarten Realty Investors (ö)(Ñ)	628,800	13,312

		162,508

Specialty - 6.3%
Atrium European Real Estate, Ltd.	85,599	441
BR Properties SA	196,124	1,561
Digital Realty Trust, Inc. (ö)(Ñ)	809,065	51,149
DuPont Fabros Technology, Inc. (ö)(Ñ)	468,904	11,835
Entertainment Properties Trust (ö)(Ñ)	231,000	9,642
Plum Creek Timber Co., Inc. (ö)(Ñ)	484,032	17,367
Rayonier, Inc. (ö)	266,876	13,032

		105,027

Total Common Stocks (cost $1,181,601)		1,627,772

Short-Term Investments - 2.8%
Russell U.S. Cash Management Fund (£)	47,431,386	47,431

Total Short-Term Investments (cost $47,431)		47,431

Other Securities - 28.0%
Russell U.S. Cash Collateral Fund (×)	294,768,259	294,768
State Street Securities Lending Quality Trust (×)	174,634,608	174,121

Total Other Securities (cost $469,403)		468,889

Total Investments - 127.9% (identified cost $1,698,435)		2,144,092

Other Assets and Liabilities, Net - (27.9%)		(467,423)

Net Assets - 100.0%		1,676,669

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

192	Russell Real Estate Securities Fund

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	USD	82	AUD	90	08/03/10	—
State Street Bank and Trust Company	USD	104	GBP	67	08/02/10	—
State Street Bank and Trust Company	USD	292	JPY	25,416	08/02/10	2
State Street Bank and Trust Company	USD	293	JPY	25,536	08/02/10	2
State Street Bank and Trust Company	USD	32	SGD	43	08/02/10	—
State Street Bank and Trust Company	USD	61	SGD	84	08/02/10	—
State Street Bank and Trust Company	AUD	34	USD	30	08/03/10	—
State Street Bank and Trust Company	AUD	72	USD	65	08/03/10	—
State Street Bank and Trust Company	CAD	36	USD	35	08/03/10	—
State Street Bank and Trust Company	GBP	16	USD	25	08/02/10	—
State Street Bank and Trust Company	GBP	23	USD	36	08/02/10	—
State Street Bank and Trust Company	GBP	42	USD	66	08/02/10	—
State Street Bank and Trust Company	JPY	4,102	USD	47	08/02/10	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						4

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Diversified	$146,481	$—	$—	$146,481
Free Standing Retail	11,577	—	—	11,577
Health Care	192,168	—	—	192,168
Industrial	67,557	—	—	67,557
Lodging/Resorts	94,486	—	—	94,486
Mixed Industrial/Office	58,402	—	—	58,402
Office	198,855	—	—	198,855
Regional Malls	214,741	—	—	214,741
Residential	279,350	—	—	279,350
Self Storage	96,620	—	—	96,620
Shopping Centers	162,508	—	—	162,508
Specialty	105,027	—	—	105,027
Short-Term Investments	—	47,431	—	47,431
Other Securities	—	468,889	—	468,889

Total Investments	1,627,772	516,320	—	2,144,092

Other Financial Instruments
Foreign Currency Exchange Contracts	4	—	—	4

Total Other Financial Instruments*	4	—	—	4

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Reports.

See accompanying notes which are an integral part of this quarterly report.

Russell Real Estate Securities Fund	193

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Domestic Commercial Paper - 3.4%
Straight-A Funding LLC	2,500	Zero coupon	08/11/10	2,499
Straight-A Funding LLC	8,000	Zero coupon	08/11/10	7,999
Straight-A Funding LLC	2,000	Zero coupon	09/08/10	1,999
Straight-A Funding LLC	1,000	Zero coupon	10/05/10	999

Total Domestic Commercial Paper (amortized cost $13,496)				13,496

Municipal Bonds - 3.7%
New York State Housing Finance Agency (Ê)	14,700	0.250	05/15/31	14,700

Total Municipal Bonds (amortized cost $14,700)				14,700

United States Government Agencies - 66.0%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR Floater) (Ê)(Å)	4,688	0.894	12/01/17	4,716
Fannie Mae Discount Notes	3,000	Zero coupon	08/02/10	3,000
Fannie Mae Discount Notes	10,000	Zero coupon	08/02/10	10,000
Fannie Mae Discount Notes	5,000	Zero coupon	08/03/10	5,000
Fannie Mae Discount Notes	6,000	Zero coupon	08/04/10	6,000
Fannie Mae Discount Notes	5,000	Zero coupon	08/09/10	5,000
Federal Farm Credit Bank Discount Corp.	37,487	Zero coupon	08/02/10	37,487
Federal Farm Credit Bank Discount Corp.	10,000	Zero coupon	08/05/10	10,000
Federal Farm Credit Bank Discount Corp.	3,000	Zero coupon	08/31/10	3,000
Federal Home Loan Bank Discount Corp.	5,000	Zero coupon	08/04/10	5,000
Federal Home Loan Bank Discount Corp.	10,000	Zero coupon	08/04/10	10,000
Federal Home Loan Bank Discount Corp.	8,000	Zero coupon	08/05/10	8,000
Federal Home Loan Bank Discount Corp.	1,900	Zero coupon	08/06/10	1,900
Federal Home Loan Bank Discount Corp.	5,000	Zero coupon	08/06/10	5,000
Federal Home Loan Bank Discount Corp.	2,800	Zero coupon	08/11/10	2,800
Federal Home Loan Bank Discount Corp.	2,320	6.875	08/13/10	2,325
Federal Home Loan Bank Discount Corp.	5,000	Zero coupon	08/13/10	5,000
Federal Home Loan Bank Discount Corp.	7,000	Zero coupon	08/13/10	7,000
Federal Home Loan Bank Discount Corp.	7,000	Zero coupon	08/17/10	7,000
Federal Home Loan Bank Discount Corp.	10,000	Zero coupon	08/18/10	9,999
Federal Home Loan Bank Discount Corp.	10,366	Zero coupon	08/25/10	10,364
Federal Home Loan Bank Discount Corp.	26,000	Zero coupon	08/25/10	25,997
Federal Home Loan Bank Discount Corp.	2,300	Zero coupon	09/03/10	2,300
Federal Home Loan Bank Discount Corp.	4,000	Zero coupon	10/01/10	3,999
Federal Home Loan Bank Discount Corp.	10,000	Zero coupon	10/22/10	9,996
Federal Home Loan Bank Discount Corp.	4,000	3.500	12/10/10	4,046
Federal Home Loan Bank Discount Corp.	5,000	Zero coupon	12/13/10	4,996
Freddie Mac Discount Notes	7,000	Zero coupon	08/03/10	7,000
Freddie Mac Discount Notes	10,950	Zero coupon	08/03/10	10,950
Freddie Mac Discount Notes	8,000	Zero coupon	08/04/10	8,000
Freddie Mac Discount Notes	4,000	Zero coupon	08/09/10	4,000
Freddie Mac Discount Notes	6,500	Zero coupon	08/11/10	6,500
Freddie Mac Discount Notes	2,000	Zero coupon	08/23/10	2,000
Freddie Mac Discount Notes	1,900	Zero coupon	09/08/10	1,900
Puttable Floating Option Taxable Receipts (Ê)(Þ)	11,185	0.560	04/01/26	11,184

Total United States Government Agencies (amortized cost $261,459)				261,459

United States Treasury - 28.5%
United States Treasury Bills	10,000	Zero coupon	08/05/10	10,000
United States Treasury Bills	15,000	Zero coupon	08/05/10	15,000
United States Treasury Bills	45,000	Zero coupon	08/05/10	44,998
United States Treasury Bills	10,000	Zero coupon	08/26/10	9,999
United States Treasury Bills	10,000	Zero coupon	08/26/10	9,999

194	Russell Money Market Fund

Russell Investment Company

Russell Money Market Fund

Schedule of Investments, continued — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

United States Treasury Bills	15,000	Zero coupon	10/07/10	14,996
United States Treasury Note	8,000	5.750	08/15/10	8,017

Total United States Treasury (amortized cost $113,009)				113,009

Total Investments - 101.6% (amortized cost $402,664) (†)				402,664

Other Assets and Liabilities, Net - (1.6%)				(6,454)

Net Assets - 100.0%				396,210

See accompanying notes which are an integral part of this quarterly report.

Russell Money Market Fund	195

Russell Investment Company

Russell Money Market Fund

Presentation of Portfolio Holdings — July 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Domestic Commercial Paper	$—	$13,496	$—	$13,496
Municipal Bonds	—	14,700	—	14,700
United States Government Agencies	—	261,459	—	261,459
United States Treasury	—	113,009	—	113,009

Total Investments	—	402,664	—	402,664

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

196	Russell Money Market Fund

Russell Investment Company

Russell Funds

Notes to Schedules of Investments — July 31, 2010 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market value.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal Income Tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optimal or mandatory put, or are prefunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(£)	A portion of this asset has been segregated to cover the liability caused by the valuation of the State Street Securities Lending Quality Trust Fund.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

BBSW - Bank Bill Swap Reference Rate

EMU - European Economic and Monetary Union

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

Notes to Schedules of Investments	197

Russell Investment Company

Russell Funds

Notes to Schedule of Investments, continued — July 31, 2010 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

198	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Quarterly Report — July 31, 2010 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on 17 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Russell money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of such short-term debt obligations or money market fund securities. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

Ordinarily, the Funds value each portfolio security based on market quotations provided by independent pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Pricing services may utilize evaluated pricing models which apply available market information through the use of benchmark curves, benchmarking of similar securities, sector groupings, spread adjustments and ratings. Generally, Fund portfolio securities are valued at the close of the principal exchange on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter (“OTC”) equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Options on futures: Last sale price; settlement price if no last sale price.

•	Bank loans and forwards: Mean between bid and ask price.

•

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, as provided in the applicable fund prospectus or offering document and applicable law.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Commodity-linked structured notes are valued based on the terms of their agreement using pricing techniques that take into account appropriate factors such as underlying indices, commodities’ prices, liquidity, quality, maturity and other economic variables.

•

Equity securities traded on a national foreign securities exchange or a foreign over-the-counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments

Notes to Quarterly Report	199

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

(e.g. trade information, news, broker quotes) as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, Fund foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•

corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

•

mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active

200	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

The levels associated with valuing the Funds’ investments for the period ended July 31, 2010 are disclosed in the Presentation of Portfolio Holdings.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Notes to Quarterly Report	201

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Real Estate Securities Fund, Russell Money Market Fund and Russell Commodity Strategies Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds’ period end derivative investments, as presented in the Schedule of Investments or the tables following, generally are indicative of the volume of their derivative activity during the period ended July 31, 2010.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time, certain Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended July 31, 2010, the following funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell International Developed Markets	Return enhancement, hedging, exposing cash reserves markets and trade settlement
Russell Global Equity	Exposing cash reserves to markets and trade settlement
Russell Emerging Markets	Exposing cash reserves to markets
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging
Russell Real Estate Securities	Trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is

202	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended July 31, 2010, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2010, the following funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity	Exposing cash reserves to markets
Russell U.S. Quantitative Equity	Exposing cash reserves to markets
Russell U.S. Growth	Exposing cash reserves to markets
Russell U.S. Value	Exposing cash reserves to markets
Russell U.S. Small & Mid Cap	Exposing cash reserves to markets
Russell International Developed Markets	Return enhancement and exposing cash reserves to markets
Russell Global Equity	Exposing cash reserves to markets
Russell Emerging Markets	Exposing cash reserves to markets
Russell Tax-Managed U.S. Large Cap	Exposing cash reserves to markets
Russell Tax-Managed U.S. Mid & Small Cap	Exposing cash reserves to markets
Russell Strategic Bond	Return enhancement, hedging and exposing cash reserves to markets
Russell Investment Grade Bond	Return enhancement, hedging and exposing cash reserves to markets
Russell Short Duration Bond	Return enhancement, hedging and exposing cash reserves to markets
Russell Commodities Strategies Fund	Return enhancement

Notes to Quarterly Report	203

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

As of July 31, 2010, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures

Russell U.S. Core Equity Fund	$31,950,000
Russell U.S. Quantitative Equity Fund	14,600,000
Russell U.S. Growth Fund	540,000
Russell U.S. Value Fund	725,000
Russell U.S. Small & Mid Cap Fund	7,400,000
Russell International Developed Markets Fund	43,381,770
Russell Global Equity Fund	10,400,000
Russell Emerging Markets Fund	3,000,000
Russell Tax-Managed U.S. Large Cap Fund	1,800,000
Russell Tax-Managed U.S. Mid & Small Cap Fund	850,000
Russell Strategic Bond Fund	1,510,000
Russell Investment Grade Bond Fund	500,000
Russell Short Duration Bond Fund	360,000

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default, commodity-linked swaps (Russell Commodity Strategies Fund only) and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

204	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

As of July 31, 2010, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Russell International Developed Markets Fund	$2,465,000	$—
Russell Emerging Markets Fund	3,500,000	—
Russell Investment Grade Bond Fund	2,519,000	—
Russell Strategic Bond Fund	26,645,007	7,167,039
Russell Short Duration Bond Fund	—	770,000
Russell Commodity Strategies Fund	5,760,000	—

Credit Default Swaps

The fixed income funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The fixed income funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the fixed income funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the fixed income funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the fixed income funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the fixed income funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a fixed income fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the fixed income fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the fixed income fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the fixed income fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The fixed income funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios, in which case the fixed income funds would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The fixed income funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the fixed income funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized

Notes to Quarterly Report	205

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fixed income fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31, 2010 for which a fixed income fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fixed income fund for the same referenced entity or entities.

Credit default swaps could result in losses if the fixed income funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A fixed income fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the fixed income funds may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the fixed income fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the fixed income fund.

If the creditworthiness of a fixed income fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fixed income fund. To limit the counterparty risk involved in swap agreements, the fixed income funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fixed income funds will be able to do so, the fixed income funds may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fixed income funds may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended July 31, 2010, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

206	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

For the period ended July 31, 2010, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended July 31, 2010, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash reserves to markets
Russell Commodity Strategies Fund	Return enhancement

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Loan Agreements

The Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. At July 31, 2010, the Funds had no unfunded loan commitments.

Commodity-Linked Structured Notes

The Russell Commodity Strategies Fund may invest in commodity-linked structured notes whose value is based on the price movements of a physical commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the Russell Commodity Strategies Fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each notes’ value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. Fluctuations in value of these securities are recorded as unrealized gains and losses. Net payments are recorded as net realized gains/losses. These notes are subject to prepayment, interest rate, credit and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Russell Commodity Strategies Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Russell Commodity Strategies Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, RIMCo typically enters into these transactions with counterparties whose credit rating is

Notes to Quarterly Report	207

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

investment grade. The Russell Commodity Strategies Fund has the option to request prepayment from the issuer on a daily basis. At maturity, or when a note is sold, the Fund records a realized gain or loss. At July 31, 2010, the Fund’s portfolio did not hold any commodity-linked structured notes.

Investment in Russell Cayman Commodity Strategies Fund Ltd.

Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 1, 2010 and is currently a wholly-owned subsidiary of the Russell Commodity Strategy Fund, both of which are advised by RIMCo. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of July 31, 2010, net assets of the Fund were approximately $819,880,410, of which approximately $141,450,515, or approximately 17%, represented the Fund’s ownership of the shares of the Subsidiary. The Russell Commodity Strategies Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures, that provide exposure to the performance of commodities markets. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Russell Commodity Strategies Fund’s Schedule of Investments has been consolidated and includes the accounts of the Russell Commodity Strategies Fund and the Subsidiary.

Short Sales

The Russell U.S. Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of July 31, 2010, $1,178,710,645 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The fixed income funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these

208	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Funds have exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Nonconforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are

Notes to Quarterly Report	209

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Funds’ asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Funds’ investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Funds’ records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity

210	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

date will be determined upon settlement when the specific mortgage pools are assigned. As of July 31, 2010, the Funds had cash collateral balances in connection with TBAs as follows:

Due to Broker

Russell Investment Grade Bond Fund	$139,555
Russell Strategic Bond Fund	1,290,000
Russell Short Duration Bond Fund	706,000

Inflation-Indexed Bonds

The fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is the U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (the “Assets”). Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings and other derivative transactions associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman securities.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all of the U.S. Lehman entities’ bankruptcy cases set filing deadlines for all those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. In the case of all other U.S. Lehman entities, the court set filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009 and filed all other claims related to the U.S. Lehman

Notes to Quarterly Report	211

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

entities on the foregoing deadlines. The relevant Funds have entered into a confidential settlement agreement with respect to certain claims for terminated derivatives transactions between the Funds, Lehman Brothers Special Financing Inc. its parent company Lehman Brothers Holdings Inc. and securities positions facing Lehman Brothers Inc.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended July 31, 2010 for the following Funds were:

	Russell Strategic Bond Fund		Russell Investment Grade Bond Fund		Russell Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding October 31, 2009	376	$4,306,648	390	$653,395	38	$379,563
Opened	3,826	9,567,082	1,757	2,710,020	76	1,208,616
Closed	(412)	(147,250)	(371)	(230,400)	—	—
Expired	(1,552)	(7,740,655)	(951)	(1,323,212)	(76)	(433,843)

Outstanding July 31, 2010	2,238	$5,985,825	825	$1,809,803	38	$1,154,336

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy.

The Funds that participate in securities lending have some cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

At July 31, 2010, the SLQT was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value. Each Fund has earmarked liquid assets to cover the difference between SLQT’s market value per unit and its amortized cost value per unit.

The Funds that participate in securities lending invested a portion of their cash collateral in the Russell Money Market Fund from November 1, 2008 through October 5, 2009 and currently invest a portion of their cash collateral in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo and administered by RFSC.

212	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

As of July 31, 2010, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Russell U.S. Core Equity Fund	$5,157,473	Pool of US Government Securities
Russell U.S. Value Fund	1,176,141	Pool of US Government Securities
Russell U.S. Small & Mid Cap Fund	225,365	Pool of US Government Securities
Russell International Developed Markets Fund	40,782	Pool of US Government Securities
Russell Tax-Managed U.S. Large Cap Fund	297,401	Pool of US Government Securities
Russell Tax-Managed U.S. Mid & Small Cap Fund	183,152	Pool of US Government Securities
Russell Strategic Bond Fund	97,449,872	Pool of US Government Securities
Russell Investment Grade Bond Fund	10,144,645	Pool of US Government Securities
Russell Real Estate Securities Fund	5,215,781	Pool of US Government Securities

4.	Related Party Transactions

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of July 31, 2010, the Investment Company Funds have invested $1,944,615,537 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $1,150,000,000 is invested in the Russell U.S. Cash Collateral Fund an unregistered Fund advised by RIMCo.

5.	Federal Income Taxes

At July 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund
Cost of Investments	$4,159,150,162	$3,413,922,543	$102,492,286	$155,337,730	$1,691,414,717

Unrealized Appreciation	$241,978,677	$22,859,738	$10,115,478	$6,797,311	$182,661,718
Unrealized Depreciation	(83,412,973)	(15,743,063)	(2,267,303)	(2,750,413)	(53,226,891)

Net Unrealized Appreciation (Depreciation)	$158,565,704	$7,116,675	$7,848,175	$4,046,898	$129,434,827

	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund
Cost of Investments	$4,618,659,302	$1,783,630,779	$1,148,016,376	$344,536,571	$187,413,524

Unrealized Appreciation	$102,762,889	$111,388,743	$312,916,948	$64,630,265	$23,349,281
Unrealized Depreciation	(56,663,622)	(43,175,716)	(28,139,168)	(12,445,111)	(8,129,124)

Net Unrealized Appreciation (Depreciation)	$46,099,267	$68,213,027	$284,777,780	$52,185,154	$15,220,157

	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Commodity Strategies Fund
Cost of Investments	$8,204,251,818	$1,965,090,878	$949,031,885	$519,826,194	$810,257,653

Unrealized Appreciation	$254,281,823	$71,696,796	$22,042,550	$26,209,400	$103,694
Unrealized Depreciation	(312,554,215)	(58,570,131)	(7,293,547)	(2,074,194)	—

Net Unrealized Appreciation (Depreciation)	$(58,272,392)	$13,126,665	$14,749,003	$24,135,206	$103,694

Notes to Quarterly Report	213

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

Russell Real Estate Securities Fund
Cost of Investments	$1,874,623,606

Unrealized Appreciation	$281,702,273
Unrealized Depreciation	(12,234,362)

Net Unrealized Appreciation (Depreciation)	$269,467,911

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (other than Russell Money Market Fund) in securities that are illiquid. The Russell Money Market Fund no longer purchases illiquid securities. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Russell International Developed Markets Fund - 0.1%
Astra International Tbk PT	01/16/02	586,500	5.42	3,182	3,323

					3,323

Russell Emerging Markets Fund - 1.1%
Corp. Moctezuma SAB de CV	03/01/06	279,763	1.80	504	663
HON HAI Precision Industry Co., Ltd.	11/12/01	2,269,308	3.55	8,053	9,136
Magnit OJSC	05/16/06	26,518	18.05	479	2,602
MOL Hungarian Oil and Gas PLC	12/19/07	12,898	4.05	52	500
Raspadskaya	09/05/08	359,907	3.45	1,339	1,420

					14,321

Russell Strategic Bond Fund - 3.3%
Adam Aircraft Term Loan	05/22/07	760,489	96.83	736	8
Alta Wind Holdings LLC	07/04/10	2,000,000	100.00	2,000	2,058
ARES CLO Funds	01/15/09	5,956,565	95.19	5,670	5,527
ARES CLO Funds	01/15/09	13,524,475	74.64	10,095	12,478
Arkle Master Issuer PLC	07/15/10	29,900,000	98.25	29,378	29,393
Armstrong Loan Funding, Ltd.	05/21/09	2,677,400	87.47	2,342	2,573
Bank of America Student Loan Trust	07/02/10	3,000,000	100.00	3,000	3,000
Bank of Nova Scotia	07/15/10	21,700,000	99.86	21,670	21,804
Black Diamond CLO, Ltd.	09/11/08	23,250,000	77.22	17,954	20,613
BM&FBovespa SA	07/09/10	3,025,000	100.61	3,043	3,114
Canadian Imperial Bank of Commerce	07/27/10	2,500,000	101.16	2,529	2,535
Canadian Imperial Bank of Commerce	07/27/10	7,200,000	101.78	7,328	7,335
Centaur Funding Corp.	07/01/10	2,174	1,070.00	2,326	2,299
Chatham Light CLO, Ltd.	11/25/09	3,465,848	90.55	3,138	3,234
Cie de Financement Foncier	04/15/10	3,900,000	100.94	3,937	3,943
Cie de Financement Foncier	04/15/10	6,100,000	99.97	6,098	6,108
CIT Mortgage Loan Trust	10/05/07	2,100,000	100.00	2,100	1,173

214	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
CIT Mortgage Loan Trust	10/05/07	2,243,797	100.00	2,244	2,064
CIT Mortgage Loan Trust	10/05/07	3,900,000	100.00	3,900	1,593
College Loan Corp. Trust	08/25/09	2,000,000	80.98	1,620	1,780
Credit Suisse Mortgage Capital Certificates	09/03/08	7,813,834	73.50	5,743	5,308
Crown Castle Towers LLC	07/29/10	2,125,000	105.27	2,237	2,196
Crown Castle Towers LLC	07/29/10	840,000	105.64	887	868
DG Funding Trust	11/04/03	479	10,585.30	5,070	3,718
Educational Services of America, Inc.	02/23/10	4,116,714	100.00	4,117	4,165
Fannie Mae REMICS	06/11/07	13,593	108.25	15	13
Fannie Mae REMICS	05/29/07	6,779	95.19	6	7
Fannie Mae REMICS	06/21/07	45,265	109.71	50	45
FIH Erhvervsbank A/S	04/15/10	3,500,000	99.76	3,492	3,537
Freddie Mac REMICS	06/22/07	24,487	112.40	28	24
Freddie Mac REMICS	05/29/07	147,658	94.76	140	145
Freddie Mac REMICS	06/26/07	40,818	108.44	44	40
Freddie Mac REMICS	06/21/07	72,785	118.12	86	72
Freddie Mac REMICS	07/17/07	66,055	109.18	72	67
Freddie Mac Strips	12/02/09	19,462,452	10.41	2,026	1,984
Goal Capital Funding Trust	05/07/10	8,750,000	98.37	8,608	8,725
JBS Finance II, Ltd.	07/22/10	3,500,000	98.64	3,452	3,538
National Australia Bank, Ltd.	05/13/10	12,900,000	101.98	13,156	13,196
OMX Timber Finance Investments I LLC	03/16/10	7,200,000	98.42	7,087	7,308
Oracle Corp.	07/12/10	2,510,000	99.78	2,504	2,567
Oracle Corp.	07/12/10	22,840,000	98.84	22,575	23,233
Petroleos Mexicanos	07/13/10	6,375,000	99.01	6,312	6,560
Sierra Receivables Funding Co.	07/16/10	5,320,000	99.99	5,319	5,319
Swedbank AB	06/04/10	4,300,000	102.24	4,396	4,414
Symetra Financial Corp.	06/02/06	1,200,000	98.75	1,185	1,218
Toronto-Dominion Bank	07/22/10	7,800,000	99.86	7,789	7,797
Waha Aerospace BV	07/21/10	3,560,000	100.00	3,560	3,572
Washington Mutual Mortgage Pass Through Certificates	04/01/05	1,701,008	99.98	1,701	103
Washington Mutual Mortgage Pass Through Certificates	02/28/07	522,036	100.07	522	384
Woori Bank	07/13/10	900,000	99.36	894	913

					243,668

Russell Investment Grade Bond Fund - 1.8%
Arkle Master Issuer PLC	07/15/10	12,000,000	98.25	11,791	11,797
Depfa ACS Bank	03/08/07	400,000	98.47	394	292
DG Funding Trust	11/05/03	392	10,587.26	4,150	3,043
Florida Gas Transmission Co. LLC	07/08/10	1,750,000	99.83	1,747	1,852
Glitnir Banki HF	06/12/06	700,000	95.63	669	1
Glitnir Banki HF	07/21/06	270,000	100.00	270	75
Glitnir Banki HF	09/20/07	390,000	99.82	389	108
Kaupthing Bank Hf	05/12/06	1,480,000	99.57	1,474	—
Kaupthing Bank Hf	10/03/06	100,000	99.72	100	25
Kaupthing Bank Hf	02/25/08	1,210,000	84.53	1,023	296
Oracle Corp.	07/12/10	6,270,000	98.84	6,197	6,378
Petroleos Mexicanos	07/13/10	130,000	99.01	129	134
SLM Student Loan Trust	07/23/10	400,000	92.81	371	399
Sumitomo Mitsui Banking Corp.	07/14/10	600,000	99.87	599	619
WM Wrigley Jr Co.	07/08/10	5,000,000	100.81	5,040	5,116
Washington Mutual Mortgage Pass Through Certificates	04/01/05	442,112	100.00	442	27
Washington Mutual Mortgage Pass Through Certificates	02/28/07	313,222	100.00	313	230

					30,392

Notes to Quarterly Report	215

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Russell Short Duration Bond Fund - 1.8%
Banco do Brasil SA	07/12/10	300,000	102.60	308	311
Banco Mercantil del Norte SA	07/14/10	500,000	99.73	499	498
BellSouth Corp.	07/09/10	1,700,000	102.72	1,746	1,742
Centrais Eletricas Brasileiras SA	07/12/10	200,000	110.71	221	227
Crown Castle Towers LLC	07/29/10	385,000	105.27	405	398
Crown Castle Towers LLC	07/29/10	155,000	105.64	164	160
DanFin Funding, Ltd.	07/09/10	3,000,000	100.00	3,000	2,996
Dexia Credit Local	04/21/10	1,400,000	100.00	1,400	1,398
DG Funding Trust	11/04/03	219	10,537.12	2,308	1,700
Florida Gas Transmission Co. LLC	07/08/10	500,000	99.98	500	517
Oracle Corp.	07/12/10	455,000	99.78	454	465
Petroleos Mexicanos	07/13/10	1,130,000	99.01	1,119	1,163
Qatari Diar Finance QSC	07/14/10	1,400,000	99.26	1,390	1,404
Rockies Express Pipeline LLC	03/17/10	670,000	99.94	670	662
Sierra Receivables Funding Co.	07/16/10	945,000	99.99	945	945
Waha Aerospace BV	07/21/10	1,800,000	99.97	1,799	1,806

					16,392

Russell Money Market Fund - 1.1%
AID to INH Portugal Guaranteed Note	05/06/94	4,687,500	100.65	4,718	4,716

					4,716

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

7.	Subsequent Events

Management has evaluated events or transactions that may have occurred since July 31, 2010 that would merit recognition or disclosure in this Quarterly Report. This evaluation was completed through September 28, 2010, the date this Quarterly Report was available to be issued. During this review nothing was discovered which would required further disclosure within this Quarterly Report.

216	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — July 31, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	217

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

2010 QUARTERLY REPORT

LifePoints® Funds

JULY 31, 2010

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2010 Strategy Fund	A, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

In Retirement Fund	R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

July 31, 2010 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.8%
Other Russell Investment Company Series Mutual Funds

Bonds - 79.3%
Russell Investment Grade Bond Fund	5,750,445	128,983
Russell Short Duration Bond Fund	6,674,130	128,677
Russell Strategic Bond Fund	23,670,988	258,014

		515,674

Domestic Equities - 7.1%
Russell U.S. Core Equity Fund	824,425	19,803
Russell U.S. Quantitative Equity Fund	1,046,079	26,277

		46,080

International Equities - 9.3%
Russell Global Equity Fund	4,333,022	33,234
Russell International Developed Markets Fund	948,911	26,921

		60,155

Real Assets - 4.1%
Russell Commodity Strategies Fund	1,256,312	13,254
Russell Real Estate Securities Fund	407,627	13,700

		26,954

Total Investments - 99.8% (identified cost $614,112)		648,863

Other Assets and Liabilities, Net - 0.2%		1,300

Net Assets - 100.0%		650,163

See accompanying notes which are an integral part of the quarterly report.

Conservative Strategy Fund	3

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 58.9%
Russell Investment Grade Bond Fund	9,299,743	208,593
Russell Strategic Bond Fund	38,347,735	417,990

		626,583

Domestic Equities - 17.3%
Russell U.S. Core Equity Fund	3,159,775	75,898
Russell U.S. Quantitative Equity Fund	3,009,952	75,610
Russell U.S. Small & Mid Cap Fund	1,744,525	32,710

		184,218

International Equities - 17.6%
Russell Emerging Markets Fund	1,209,407	22,108
Russell Global Equity Fund	8,554,652	65,614
Russell International Developed Markets Fund	3,507,468	99,507

		187,229

Real Assets - 6.2%
Russell Commodity Strategies Fund	3,077,766	32,470
Russell Real Estate Securities Fund	994,483	33,425

		65,895

Total Investments - 100.0% (identified cost $1,046,502)		1,063,925

Other Assets and Liabilities, Net - 0.0%		498

Net Assets - 100.0%		1,064,423

See accompanying notes which are an integral part of the quarterly report.

4	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 38.8%
Russell Strategic Bond Fund	152,991,393	1,667,606

Domestic Equities - 28.3%
Russell U.S. Core Equity Fund	21,697,743	521,180
Russell U.S. Quantitative Equity Fund	20,681,321	519,515
Russell U.S. Small & Mid Cap Fund	9,311,868	174,597

		1,215,292

International Equities - 25.7%
Russell Emerging Markets Fund	7,295,326	133,359
Russell Global Equity Fund	45,758,255	350,966
Russell International Developed Markets Fund	21,903,099	621,391

		1,105,716

Real Assets - 7.2%
Russell Commodity Strategies Fund	16,426,116	173,295
Russell Real Estate Securities Fund	3,981,274	133,811

		307,106

Total Investments - 100.0% (identified cost $4,429,770)		4,295,720

Other Assets and Liabilities, Net - (0.0%)		(1,361)

Net Assets - 100.0%		4,294,359

See accompanying notes which are an integral part of the quarterly report.

Balanced Strategy Fund	5

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 19.2%
Russell Strategic Bond Fund	50,342,961	548,738

Domestic Equities - 37.1%
Russell U.S. Core Equity Fund	19,100,228	458,787
Russell U.S. Quantitative Equity Fund	17,072,393	428,859
Russell U.S. Small & Mid Cap Fund	9,215,873	172,798

		1,060,444

International Equities - 33.6%
Russell Emerging Markets Fund	6,405,703	117,096
Russell Global Equity Fund	37,717,295	289,292
Russell International Developed Markets Fund	19,576,229	555,378

		961,766

Real Assets - 10.1%
Russell Commodity Strategies Fund	16,221,311	171,135
Russell Real Estate Securities Fund	3,496,946	117,532

		288,667

Total Investments - 100.0% (identified cost $3,094,685)		2,859,615

Other Assets and Liabilities, Net - (0.0%)		(1,033)

Net Assets - 100.0%		2,858,582

See accompanying notes which are an integral part of the quarterly report.

6	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 46.8%
Russell U.S. Core Equity Fund	10,830,967	260,160
Russell U.S. Quantitative Equity Fund	10,336,222	259,646
Russell U.S. Small & Mid Cap Fund	4,869,773	91,308

		611,114

International Equities - 41.3%
Russell Emerging Markets Fund	3,612,691	66,040
Russell Global Equity Fund	22,192,694	170,218
Russell International Developed Markets Fund	10,677,766	302,928

		539,186

Real Assets - 12.0%
Russell Commodity Strategies Fund	7,361,239	77,661
Russell Real Estate Securities Fund	2,363,284	79,430

		157,091

Total Investments - 100.1% (identified cost $1,476,177)		1,307,391

Other Assets and Liabilities, Net - (0.1%)		(1,232)

Net Assets - 100.0%		1,306,159

See accompanying notes which are an integral part of the quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Company

2010 Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 68.0%
Russell Investment Grade Bond Fund	786,465	17,640
Russell Short Duration Bond Fund	365,779	7,052
Russell Strategic Bond Fund	3,236,577	35,279

		59,971

Domestic Equities - 13.0%
Russell U.S. Core Equity Fund	198,114	4,759
Russell U.S. Quantitative Equity Fund	203,425	5,110
Russell U.S. Small & Mid Cap Fund	84,613	1,586

		11,455

International Equities - 13.8%
Russell Emerging Markets Fund	57,887	1,058
Russell Global Equity Fund	643,387	4,935
Russell International Developed Markets Fund	217,409	6,168

		12,161

Real Assets - 5.2%
Russell Commodity Strategies Fund	221,875	2,341
Russell Real Estate Securities Fund	68,201	2,292

		4,633

Total Investments - 100.0% (identified cost $82,402)		88,220

Other Assets and Liabilities, Net - (0.0%)		(24)

Net Assets - 100.0%		88,196

See accompanying notes which are an integral part of the quarterly report.

8	2010 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 58.0%
Russell Investment Grade Bond Fund	297,029	6,662
Russell Strategic Bond Fund	1,357,780	14,800

		21,462

Domestic Equities - 18.1%
Russell U.S. Core Equity Fund	115,451	2,773
Russell U.S. Quantitative Equity Fund	110,366	2,772
Russell U.S. Small & Mid Cap Fund	61,148	1,147

		6,692

International Equities - 17.8%
Russell Emerging Markets Fund	42,445	776
Russell Global Equity Fund	298,794	2,292
Russell International Developed Markets Fund	123,561	3,505

		6,573

Real Assets - 6.1%
Russell Commodity Strategies Fund	109,796	1,159
Russell Real Estate Securities Fund	33,114	1,113

		2,272

Total Investments - 100.0% (identified cost $34,255)		36,999

Other Assets and Liabilities, Net - (0.0%)		(4)

Net Assets - 100.0%		36,995

See accompanying notes which are an integral part of the quarterly report.

2015 Strategy Fund	9

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 48.1%
Russell Investment Grade Bond Fund	829,990	18,617
Russell Strategic Bond Fund	8,538,278	93,067

		111,684

Domestic Equities - 23.4%
Russell U.S. Core Equity Fund	960,747	23,077
Russell U.S. Quantitative Equity Fund	918,193	23,065
Russell U.S. Small & Mid Cap Fund	442,005	8,288

		54,430

International Equities - 21.8%
Russell Emerging Markets Fund	330,265	6,037
Russell Global Equity Fund	2,173,181	16,669
Russell International Developed Markets Fund	980,724	27,823

		50,529

Real Assets - 6.7%
Russell Commodity Strategies Fund	812,340	8,570
Russell Real Estate Securities Fund	206,668	6,946

		15,516

Total Investments - 100.0% (identified cost $220,142)		232,159

Other Assets and Liabilities, Net - (0.0% )		(51)

Net Assets - 100.0%		232,108

See accompanying notes which are an integral part of the quarterly report.

10	2020 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 33.0%
Russell Strategic Bond Fund	968,263	10,554

Domestic Equities - 31.0%
Russell U.S. Core Equity Fund	177,368	4,260
Russell U.S. Quantitative Equity Fund	165,251	4,151
Russell U.S. Small & Mid Cap Fund	80,436	1,508

		9,919

International Equities - 27.8%
Russell Emerging Markets Fund	58,945	1,077
Russell Global Equity Fund	362,024	2,777
Russell International Developed Markets Fund	178,597	5,067

		8,921

Real Assets - 8.2%
Russell Commodity Strategies Fund	145,521	1,535
Russell Real Estate Securities Fund	32,385	1,089

		2,624

Total Investments - 100.0% (identified cost $29,640)		32,018

Other Assets and Liabilities, Net - (0.0%)		(10)

Net Assets - 100.0%		32,008

See accompanying notes which are an integral part of the quarterly report.

2025 Strategy Fund	11

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 13.0%
Russell Strategic Bond Fund	2,170,901	23,663

Domestic Equities - 40.3%
Russell U.S. Core Equity Fund	1,305,479	31,358
Russell U.S. Quantitative Equity Fund	1,201,136	30,173
Russell U.S. Small & Mid Cap Fund	609,145	11,421

		72,952

International Equities - 35.8%
Russell Emerging Markets Fund	433,265	7,920
Russell Global Equity Fund	2,606,471	19,991
Russell International Developed Markets Fund	1,305,105	37,026

		64,937

Real Assets - 10.9%
Russell Commodity Strategies Fund	1,060,005	11,183
Russell Real Estate Securities Fund	253,441	8,518

		19,701

Total Investments - 100.0% (identified cost $179,433)		181,253

Other Assets and Liabilities, Net - (0.0%)		(51)

Net Assets - 100.0%		181,202

See accompanying notes which are an integral part of the quarterly report.

12	2030 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Russell Strategic Bond Fund	150,572	1,641

Domestic Equities - 41.9%
Russell U.S. Core Equity Fund	122,702	2,947
Russell U.S. Quantitative Equity Fund	114,027	2,864
Russell U.S. Small & Mid Cap Fund	56,773	1,065

		6,876

International Equities - 37.0%
Russell Emerging Markets Fund	40,551	741
Russell Global Equity Fund	245,539	1,883
Russell International Developed Markets Fund	121,409	3,445

		6,069

Real Assets - 11.2%
Russell Commodity Strategies Fund	95,197	1,005
Russell Real Estate Securities Fund	24,460	822

		1,827

Total Investments - 100.1% (identified cost $15,166)		16,413

Other Assets and Liabilities, Net - (0.1%)		(10)

Net Assets - 100.0%		16,403

See accompanying notes which are an integral part of the quarterly report.

2035 Strategy Fund	13

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investments Company Series Mutual Funds

Bonds - 10.0%
Russell Strategic Bond Fund	1,265,555	13,795

Domestic Equities - 41.8%
Russell U.S. Core Equity Fund	1,028,415	24,702
Russell U.S. Quantitative Equity Fund	956,152	24,019
Russell U.S. Small & Mid Cap Fund	474,203	8,891

		57,612

International Equities - 37.1%
Russell Emerging Markets Fund	343,741	6,284
Russell Global Equity Fund	2,063,705	15,829
Russell International Developed Markets Fund	1,026,313	29,116

		51,229

Real Assets - 11.1%
Russell Commodity Strategies Fund	803,408	8,476
Russell Real Estate Securities Fund	205,581	6,909

		15,385

Total Investments - 100.0% (identified cost $135,067)		138,021

Other Assets and Liabilities, Net - (0.0%)		(27)

Net Assets - 100.0%		137,994

See accompanying notes which are an integral part of the quarterly report.

14	2040 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.1%
Russell Strategic Bond Fund	83,384	909

Domestic Equities - 41.8%
Russell U.S. Core Equity Fund	67,533	1,622
Russell U.S. Quantitative Equity Fund	62,774	1,577
Russell U.S. Small & Mid Cap Fund	31,192	585

		3,784

International Equities - 37.1%
Russell Emerging Markets Fund	22,407	410
Russell Global Equity Fund	135,514	1,039
Russell International Developed Markets Fund	67,294	1,909

		3,358

Real Assets - 11.1%
Russell Commodity Strategies Fund	52,610	555
Russell Real Estate Securities Fund	13,480	453

		1,008

Total Investments - 100.1% (identified cost $8,377)		9,059

Other Assets and Liabilities, Net - (0.1%)		(10)

Net Assets - 100.0%		9,049

See accompanying notes which are an integral part of the quarterly report.

2045 Strategy Fund	15

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Russell Strategic Bond Fund	165,216	1,801

Domestic Equities - 41.8%
Russell U.S. Core Equity Fund	134,186	3,223
Russell U.S. Quantitative Equity Fund	124,742	3,133
Russell U.S. Small & Mid Cap Fund	62,916	1,180

		7,536

International Equities - 37.0%
Russell Emerging Markets Fund	44,963	822
Russell Global Equity Fund	269,135	2,064
Russell International Developed Markets Fund	133,624	3,791

		6,677

Real Assets - 11.3%
Russell Commodity Strategies Fund	104,637	1,104
Russell Real Estate Securities Fund	27,556	926

		2,030

Total Investments - 100.1% (identified cost $15,261)		18,044

Other Assets and Liabilities, Net - (0.1%)		(12)

Net Assets - 100.0%		18,032

See accompanying notes which are an integral part of the quarterly report.

16	2050 Strategy Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — July 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 68.0%
Russell Investment Grade Bond Fund	52,029	1,167
Russell Short Duration Bond Fund	24,172	466
Russell Strategic Bond Fund	214,065	2,333

		3,966

Domestic Equities - 12.9%
Russell U.S. Core Equity Fund	13,050	313
Russell U.S. Quantitative Equity Fund	13,401	337
Russell U.S. Small & Mid Cap Fund	5,586	105

		755

International Equities - 13.8%
Russell Emerging Markets Fund	3,837	70
Russell Global Equity Fund	42,440	326
Russell International Developed Markets Fund	14,416	409

		805

Real Assets - 5.3%
Russell Commodity Strategies Fund	14,660	154
Russell Real Estate Securities Fund	4,543	153

		307

Total Investments - 100.0% (identified cost $5,090)		5,833

Other Assets and Liabilities, Net - 0.0%		2

Net Assets - 100.0%		5,835

See accompanying notes which are an integral part of the quarterly report.

In Retirement Fund	17

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — July 31, 2010 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

The Target Portfolio Funds seek to achieve their objectives by investing in shares of certain of the Investment Company’s Funds (the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of July 1, 2010
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bond Funds
Russell Investment Grade Bond Fund	20%	20%	—%	—%	—%
Russell Short Duration Bond Fund	20	—	—	—	—
Russell Strategic Bond Fund	40	40	40	20	—
Domestic Equity Funds
Russell U.S. Core Equity Fund	3	7	12	16	20
Russell U.S. Quantitative Equity Fund	4	7	12	15	20
Russell U.S. Small & Mid Cap Fund	—	3	4	6	7
International Equity Funds
Russell Emerging Markets Fund	—	2	3	4	5
Russell Global Equity Fund	5	6	8	10	13
Russell International Developed Markets Fund	4	9	14	19	23
Real Asset Funds
Russell Commodity Strategies Fund	2	3	3	4	6
Russell Real Estate Securities Fund	2	3	4	6	6

	100%	100%	100%	100%	100%

Target Date Funds

Each of the Target Date Funds listed in the table below seeks to achieve its objective by investing in Shares of certain of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which they invest will become more conservative over time, excluding the 2010 Strategy Fund and In Retirement Fund. At approximately the target year, the target allocations of each Fund to the Underlying Funds will be fixed at 68% exposure to the underlying fixed income funds, 26% exposure to underlying equity funds and 6% to the underlying real assets funds. This means 32% of your investment will be exposed to the equity and real asset Underlying Funds and the risks of such exposure, while in retirement. Once a Fund (other than the In Retirement Fund) reaches its target year it may, depending on the facts and circumstances at the time and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

18	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

	Asset Allocation Targets as of July 1, 2010
Underlying Funds	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

Bond Funds
Russell Investment Grade Bond Fund	20%	18%	8%	—%	—%
Russell Short Duration Bond Fund	8	—	—	—	—
Russell Strategic Bond Fund	40	40	40	33	13
Domestic Equity Funds
Russell U.S. Core Equity Fund	5	8	10	13	18
Russell U.S. Quantitative Equity Fund	6	8	10	13	17
Russell U.S. Small & Mid Cap Fund	2	3	4	5	6
International Equity Funds
Russell Emerging Markets Fund	1	2	3	3	4
Russell Global Equity Fund	5	6	7	9	11
Russell International Developed Markets Fund	7	9	12	16	20
Real Asset Funds
Russell Commodity Strategies Fund	3	3	3	5	6
Russell Real Estate Securities Fund	3	3	3	3	5

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of July 1, 2010
Underlying Funds	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

Bond Funds
Russell Investment Grade Bond Fund	—%	—%	—%	—%	20%
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40
Domestic Equity Funds
Russell U.S. Core Equity Fund	18	18	18	18	5
Russell U.S. Quantitative Equity Fund	17	17	17	17	6
Russell U.S. Small & Mid Cap Fund	7	7	7	7	2
International Equity Funds
Russell Emerging Markets Fund	5	5	5	5	1
Russell Global Equity Fund	11	11	11	11	5
Russell International Developed Markets Fund	21	21	21	21	7
Real Asset Funds
Russell Commodity Strategies Fund	6	6	6	6	3
Russell Real Estate Securities Fund	5	5	5	5	3

	100%	100%	100%	100%	100%

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the market price at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize

Notes to Quarterly Report	19

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended July 31, 2010 were level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At July 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Equity Growth Strategy Fund	Growth Strategy Fund	Balanced Strategy Fund	Moderate Strategy Fund	Conservative Strategy Fund
Cost of Investments	$1,526,038,292	$3,125,875,221	$4,502,725,786	$1,057,067,073	$618,394,174

Unrealized Appreciation	$61,924,938	$135,512,509	$271,598,558	$14,312,052	$30,468,842
Unrealized Depreciation	(280,572,054)	(401,773,128)	(478,604,634)	(7,453,903)	—

Net Unrealized Appreciation (Depreciation)	$(218,647,116)	$(266,260,619)	$(207,006,076)	$6,858,149	$30,468,842

	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund
Cost of Investments	$83,772,612	$34,445,737	$224,492,174	$29,906,224	$181,637,425

Unrealized Appreciation	$4,711,013	$2,552,867	$8,997,364	$2,112,222	$1,014,409
Unrealized Depreciation	(263,203)	—	(1,330,920)	—	(1,398,666)

Net Unrealized Appreciation (Depreciation)	$4,447,810	$2,552,867	$7,666,444	$2,112,222	$(384,257)

20	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2010 (Unaudited)

	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement
Cost of Investments	$15,401,716	$136,494,638	$8,578,491	$15,483,336	$5,113,015

Unrealized Appreciation	$1,011,013	$2,873,913	$480,501	$2,561,033	$720,173
Unrealized Depreciation	—	(1,347,406)	—	—	—

Net Unrealized Appreciation (Depreciation)	$1,011,013	$1,526,507	$480,501	$2,561,033	$720,173

4.	Subsequent Events

Management has evaluated events or transactions that may have occurred since July 31, 2010 that would merit recognition or disclosure in this Quarterly Report. This evaluation was completed through September 28, 2010, the date this Quarterly Report was available to be issued. During this review nothing was discovered which would required further disclosure within this Quarterly Report.

Notes to Quarterly Report	21

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — July 31, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semiannual reports. Please contact your Financial Intermediary for further details.

22	Notes to Quarterly Report

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

Item 2.	Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/    Sandra Cavanaugh

        Sandra Cavanaugh

        Principal Executive Officer and Chief Executive Officer

Date:	October 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/    Sandra Cavanaugh

        Sandra Cavanaugh

        Principal Executive Officer and Chief Executive Officer

Date: October 1, 2010

By: /s/    Mark E. Swanson

        Mark E. Swanson

        Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: October 1, 2010